AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 22, 2005

                                                     REGISTRATION NOS. 333-72632
                                                                       811-05166
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                              --------------------

                         POST-EFFECTIVE AMENDMENT NO. 7

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 92
                        (CHECK APPROPRIATE BOX OR BOXES.)

                              --------------------

                         MONY AMERICA VARIABLE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                               (NAME OF DEPOSITOR)

                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
       (ADDRESS OF THE DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 554-1234

                   ------------------------------------------

                                   DODIE KENT
                           VICE PRESIDENT AND COUNSEL
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                   -------------------------------------------

                  PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:
                           CHRISTOPHER E. PALMER, ESQ.
                               GOODWIN PROCTER LLP
                            901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

                              --------------------


APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: It is proposed that this filing will become effective: (check appropriate box)
     | | immediately upon filing pursuant to paragraph (b) of Rule 485.
     |X| on May 2, 2005 pursuant to paragraph (b)(1)(vii) of Rule 485.
     | | 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
     | | on              pursuant to paragraph (a)(1) of Rule 485.
     | | 75 days after filing pursuant to paragraph (a)(2) of Rule 485.
     | | on              pursuant to paragraph (a)(2) of Rule 485.

      If appropriate, check the following box:

     | | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:    Units of interest in Separate Account
                                         under individual flexible payment
                                         variable annuity contracts

================================================================================

Individual Flexible Payment Variable Annuity Contract
Issued by MONY Life Insurance Company of America with variable investment options under MONY America's MONY America Variable Account A.

PROSPECTUS DATED MAY 1, 2005

Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing, or taking any other action under your contract. Also, you should read the prospectuses for each Trust, which contain important information about their portfolios.



--------------------------------------------------------------------------------


MONY Life Insurance Company of America (the "Company") issues the flexible payment variable annuity contract described in this prospectus.

As of January 31, 2005, we are no longer offering this product to Non-Qualified Contracts. We are only offering this product to certain Qualified Plans. This contract may not be available in all states. (See "Summary of the contract -- Purpose of the contract.") Although this prospectus is primarily designed for potential purchasers of the contract, you may have previously purchased a contract and be receiving this prospectus as a current contract owner. If you are a current contract owner, you should note that the investment options, features and charges of the contract may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract.


You can tell us what to do with your purchase payments. You can also tell us what to do with the fund value your contract may create for you resulting from those purchase payments.


You may allocate some or all of your purchase payments into the subaccounts. Each subaccount is a subaccount of separate account MONY America Variable Account A. Both the value of your contract before annuitization and the amount of income afterward will depend on the investment performance of the portfolios you select. You bear the investment risk of investing in the portfolios. The subaccounts invest in shares of the following portfolios of AIM Variable Insurance Funds, The Alger American Fund, Dreyfus Investment Portfolios, EQ Advisors Trust, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, ProFunds and The Universal Institutional Funds, Inc. (the "Funds").

--------------------------------------------------------------------------------
 Subaccounts
--------------------------------------------------------------------------------
o AIM V.I. Basic Value                 o EQ/Government Securities(1)
o AIM V.I. Financial Services          o EQ/Long Term Bond(1)
o AIM V.I. Health Sciences             o EQ/Mergers and Acquisitions(1)
o AIM V.I. Mid Cap Core Equity         o EQ/Montag & Caldwell Growth(1)
o AIM V.I. Technology                  o EQ/MONY Money Market
o Alger American Balanced              o EQ/PIMCO Real Return(1)
o Alger American MidCap Growth         o EQ/Short Duration(1)
o Dreyfus IP Small Cap Stock Index     o EQ/Small Company Value(1)
o EQ/Bear Stearns Small Company        o EQ/UBS Growth and Income(1)
  Growth(1)                            o Franklin Income Securities
o EQ/Boston Advisors Equity Income(1)  o Franklin Rising Dividends Securities
o EQ/Enterprise Deep Value             o Franklin Zero Coupon 2010
o EQ/Enterprise Global Socially        o Janus Aspen Series Flexible Bond(2)
  Responsive                           o Janus Aspen Series Forty(3)
o EQ/Enterprise Managed                o Janus Aspen Series International
o EQ/Enterprise Multi-Cap Growth         Growth
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Subaccounts
-------------------------------------------------------------------------------
o Liberty Ridge Mid-Cap(4)             o PIMCO Global Bond (Unhedged)
o Liberty Ridge Select Value(5)        o PIMCO Real Return
o Lord Abbett Bond-Debenture           o PIMCO StocksPLUS Growth and
o Lord Abbett Growth and Income          Income
o Lord Abbett Mid-Cap Value            o ProFund VP Bear
o MFS(R) Mid Cap Growth                o ProFund VP Rising Rates Opportunity
o MFS(R) New Discovery                 o ProFund VP UltraBull
o MFS(R) Total Return                  o Van Kampen UIF Emerging Markets
o MFS(R) Utilities                       Equity
o Oppenheimer Global Securities        o Van Kampen UIF Global Value Equity
o Oppenheimer Main Street(R)           o Van Kampen UIF U.S. Real Estate
--------------------------------------------------------------------------------

Not all of these portfolios may be available in all states or all markets.
(1) This is the option's new name, effective on or about May 9, 2005, subject to regulatory approval. Please see "The Funds" later in this Prospectus for the option's former name.
(2)     Formerly Janus Aspen Series Flexible Income.
(3)     Formerly Janus Aspen Series Capital Appreciation.
(4)     Formerly PBHG Mid-Cap.
(5)     Formerly PBHG Select Value.

You may also allocate some or all of your purchase payments and fund values into our Guaranteed Interest Account with Market Value Adjustment, which is discussed later in this Prospectus and in a separate prospectus attached to this Prospectus for your convenience.

A Statement of Additional Information dated May 1, 2005 containing additional information about the contract is incorporated herein by reference. It has been filed with the Securities and Exchange Commission and is available from the Company without charge upon written request to the address shown on the request form on the last page of this prospectus or by telephoning 1-800-487-6669 or, by accessing the SEC's website at http://www.sec.gov. The Table of Contents of the Statement of Additional Information can be found on the last page of this prospectus.



The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

                                                             MLOA MONY VA/X00867

Table of contents
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1. SUMMARY OF THE CONTRACT                                                   1
--------------------------------------------------------------------------------
Definitions                                                                  1
Purpose of the contract                                                      1
Purchase payments and fund value                                             1
MONY America Variable Account A                                              1
Guaranteed Interest Account with Market Value Adjustment                     2
Market Value Adjustment                                                      2
Benefit option packages                                                      3
Minimum purchase payments                                                    5
Transfer of fund value                                                       5
Loans                                                                        5
Surrenders                                                                   5
Charges and deductions                                                       5
Right to return contract provision                                           5
Death benefit                                                                5
How to reach us                                                              5
Fee tables                                                                   6
Example                                                                      7
Other contracts                                                              8
Condensed financial information                                              8


--------------------------------------------------------------------------------
2. WHO IS MONY LIFE INSURANCE COMPANY
   OF AMERICA?                                                               9
--------------------------------------------------------------------------------
MONY Life Insurance Company of America                                       9
MONY America Variable Account A                                              9


--------------------------------------------------------------------------------
3. THE FUNDS                                                                10
--------------------------------------------------------------------------------
Purchase of portfolio shares by MONY America Variable
  Account A                                                                 14
Guaranteed Interest Account with Market Value Adjustment                    14


--------------------------------------------------------------------------------
4. DETAILED INFORMATION ABOUT THE CONTRACT                                  16
--------------------------------------------------------------------------------
Payment and allocation of purchase payments                                 16
Disruptive transfer activity                                                20
Termination of the contract                                                 21


--------------------------------------------------------------------------------
5. SURRENDERS                                                               22
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. LOANS                                                                    23
--------------------------------------------------------------------------------


i  Table of contents

--------------------------------------------------------------------------------
7. DEATH BENEFIT                                                            24
--------------------------------------------------------------------------------
Death benefit provided by the contract                                      24
Earnings increase death benefit                                             25
Election and effective date of election                                     26
Payment of death benefit proceeds                                           26



--------------------------------------------------------------------------------
8. CHARGES AND DEDUCTIONS                                                   27
--------------------------------------------------------------------------------
Deductions from purchase payments                                           28
Charges against fund value                                                  28
Deductions from fund value                                                  28



--------------------------------------------------------------------------------
9. ANNUITY PROVISIONS                                                       31
--------------------------------------------------------------------------------
Annuity payments                                                            31
Guaranteed minimum annuity payments                                         31
Election and change of settlement option                                    31
Settlement options                                                          32
Frequency of annuity payments                                               32
Additional provisions                                                       32



--------------------------------------------------------------------------------
10. OTHER PROVISIONS                                                        34
--------------------------------------------------------------------------------
Ownership                                                                   34
Provision required by Section 72(s) of the Code                             34
Provision required by Section 401(a)(9) of the Code                         34
Secondary annuitant                                                         34
Assignment                                                                  35
Change of beneficiary                                                       35
Substitution of securities                                                  35
Change in operation of MONY America Variable Account A                      35



--------------------------------------------------------------------------------
11. VOTING RIGHTS                                                           36
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12. DISTRIBUTION OF THE CONTRACTS                                           37
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
13. FEDERAL TAX STATUS                                                      39
--------------------------------------------------------------------------------
Introduction                                                                39
Taxation of annuities in general                                            39
Retirement plans                                                            40
Tax treatment of the company                                                40



--------------------------------------------------------------------------------
14. ADDITIONAL INFORMATION                                                  41
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
15. LEGAL PROCEEDINGS                                                       42
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16. FINANCIAL STATEMENTS                                                    43
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
A -- For contracts issued in the State of Washington                       A-1
B -- Condensed financial information                                       B-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------



                                                           Table of contents  ii

1. Summary of the contract


--------------------------------------------------------------------------------


This summary provides you with a brief overview of the more important aspects of your Contract. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this summary and in your Contract. This summary and the entire prospectus will describe the part of the Contract involving MONY America Variable Account A. The prospectus also briefly will describe the Guaranteed Interest Account with Market Value Adjustment and the portfolios offered by AIM Variable Insurance Funds, The Alger American Fund, Dreyfus Investment Portfolios, EQ/Advisors Trust, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds, PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, ProFunds and The Universal Institutional Funds, Inc. See applicable fund prospectuses for more detailed information about the portfolios offered by the Funds. More detailed information about the Guaranteed Interest Account with Market Value Adjustment is contained in the prospectus attached to this prospectus and in your contract.


DEFINITIONS

--------------------------------------------------------------------------------

Specialized terms will be defined on the page where they first appear enclosed in a box.
--------------------------------------------------------------------------------

PURPOSE OF THE CONTRACT


The Contract is an Individual Flexible Payment Variable Annuity Contract (the "Contract" or "Contracts").

The Contract is designed to allow an owner to make purchase payments to the Company under the Contract. Those purchase payments are allocated at the owner's choice among the subaccounts of MONY America Variable Account A and the Guaranteed Interest Account with Market Value Adjustment. Those purchase payments can accumulate for a period of time and create fund value for the owner. The owner can choose the length of time that such purchase payments may accumulate. The owner may choose at some point in the future to receive annuity benefits based upon those accumulated fund value.


An owner may use the Contract's design to accumulate fund value for various purposes including retirement or to supplement other retirement programs. Some of these retirement programs (the "Qualified Plans") may qualify for federal income tax advantages available under certain sections of the Internal Revenue Code (the "Code"). Sections 401,403 (other than Section 403(b)), 408, 408A and 457, for example. We no longer offer contracts to fund plans intended to be qualified under Sections 403 or 457 of the Code, but may accept Purchase Payments under existing contracts or offer contracts to new Participants in existing plans. Accordingly, if you are purchasing this Contract through a Qualified Plan, you should consider purchasing this Contract for its death benefit, income benefits, and other non-tax related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether or not the Contract is an appropriate investment for you.

We no longer offer the MONY America Variable Account A contract on a nonqualified basis or for any IRAs, SEP IRAs or SIMPLE IRA plans except as noted below:

(1) If you have a Non-Qualified Contract or an IRA, or if you established a SARSEP before 1997, we will continue to accept contributions under the contract; or

(2) If you have established an existing SIMPLE IRA or SEP IRA Plan we will offer Contracts to new employees and continue to accept contributions for all participating employees.


--------------------------------------------------------------------------------

QUALIFIED PLANS -- Retirement plans that may receive favorable tax treatment under certain Sections of the Code.
QUALIFIED CONTRACTS -- Contracts issued under Qualified Plans.
NON-QUALIFIED CONTRACTS -- Contracts not issued under Qualified Plans.
--------------------------------------------------------------------------------

The Contract is also designed to allow the owner to request payments of part or all of the accumulated fund values before the owner begins to receive annuity benefits. This payment may result in the imposition of a surrender charge and a market value adjustment. The market value adjustment will not apply to Contracts issued in certain states. These payments also may be subject to a contract charge and/or income or other taxes.



PURCHASE PAYMENTS AND FUND VALUE


You may allocate your purchase payments to one or more of the subaccounts of MONY America Variable Account A that are available under the Contract and/or to the Guaranteed Interest Account with Market Value Adjustment. The purchase payments you allocate among the various subaccounts of MONY America Variable Account A may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. There is no guarantee that the value of the purchase payments you allocate to any of the subaccounts of MONY America Variable Account A will increase or that the purchase payments you make will not lose value.

Purchase payments you allocate to the Guaranteed Interest Account with Market Value Adjustment will be credited with interest at a rate determined by the Company. That rate will not be less than 3.5%.



MONY AMERICA VARIABLE ACCOUNT A


MONY America Variable Account A is a separate investment account of MONY Life Insurance Company of America (the "Company"). MONY America Variable Account A's assets are owned by the Company, but are not chargeable with liabilities arising from any other business the Company conducts.

The subaccounts of MONY America Variable Account A invest in shares of the Funds at their net asset value. (See "The Funds"). Own-


1  Summary of the contract
ers bear the entire investment risk for all amounts allocated to MONY America Variable Account A subaccounts.


--------------------------------------------------------------------------------
FUND -- Any open-end management investment company or unit investment trust in which a subaccount invests.
OWNER -- The person so designated in the application. If a Contract has been absolutely assigned, the assignee becomes the Owner.
PURCHASE PAYMENT -- An amount paid to the Company by the Owner or on the
Owner's behalf as consideration for the benefits provided by the Contract.
NET PURCHASE PAYMENT -- Purchase Payment less any applicable tax charge.
--------------------------------------------------------------------------------

GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT

The Guaranteed Interest Account with Market Value Adjustment is part of the Company's general account ("General Account"). It consists of all the Company's assets other than assets allocated to separate investment accounts of the Company. Net Purchase Payments allocated to the Guaranteed Interest Account with Market Value Adjustment will be credited with interest at rates guaranteed by the Company for specified periods. (See "Guaranteed Interest Account with Market Value Adjustment".)

MARKET VALUE ADJUSTMENT


A market value adjustment will be imposed on transfers or surrenders (partial or full) from the Guaranteed Interest Account with Market Value Adjustment in most states. A market value adjustment will not be imposed on contracts issued in Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington; however, restrictions on transfers apply in these States. The adjustment can be either a positive or negative adjustment. No adjustment is made for the amount withdrawn or transferred within 30 days before the end of the accumulation period, nor to benefits paid as a result of the death of the Annuitant. The Guaranteed Interest Account with Market Value Adjustment is described in a separate prospectus which accompanies this prospectus.


--------------------------------------------------------------------------------
FUND VALUE -- The aggregate dollar value as of any Business Day of all amounts accumulated under each of the subaccounts, the Guaranteed Interest Account, and the loan account of the Contract. If the term Fund Value is preceded or followed by the terms subaccount(s), the Guaranteed Interest Account, and the loan account, or any one or more of those terms, Fund Value means only the Fund Value of the subaccount, the Guaranteed Interest Account or the loan account, as the context requires.
BUSINESS DAY -- Each day that the New York Stock Exchange is open for regular trading. A Business Day ends at 4:00 p.m. Eastern Time.
--------------------------------------------------------------------------------

                                                       Summary of the contract 2

BENEFIT OPTION PACKAGES

As of November 29, 2004, Option 3 was no longer available for new business.

Currently, Option 1 and Option 2 are available to new sales under the Contract. The two benefit option packages may not be available in all states. There are two benefit option packages available under Contracts issued in the state of Washington--see Appendix A for a table summarizing the benefit option packages. Each benefit option package is distinct. You select a benefit option package at the time of application. Once a selection is made, you may not transfer from one benefit option package to another.




------------------------------------------------------------------------------------------------------------
                              Option 1                                   Option 2
------------------------------------------------------------------------------------------------------------
Mortality and expense risk   Current annual rate--1.20%                 Current annual rate--1.70%
charge                       Maximum annual rate--1.40%                 Maximum annual rate--1.95%
-----------------------------------------------------------------------------------------------------------
Death benefit on death of    The greater of:                            The greatest of:
annuitant                    (1) The Fund Value less any                (1) The Fund Value less any
                             outstanding debt on the date due           outstanding debt on the date due
                             proof of the Annuitant's death is          proof of the Annuitant's death is
                             received by the Company                    received by the Company

                             or                                         or
                             (2) The Purchase Payments paid,            (2) The Purchase Payments paid,
                             reduced proportionately by each            reduced proportionately by each
                             partial surrender, any surrender           partial surrender, any surrender
                             charges, any outstanding debt, and         charges, any outstanding debt, and
                             plus or minus any market value             plus or minus any market value
                             adjustment.*                               adjustment*

                                                                        or
                                                                        (3) Step Up Value (See "Death
                                                                        benefit").
-----------------------------------------------------------------------------------------------------------
Earnings increase amount     Not Available                              The amount of the Earnings
added to death benefit                                                  Increase depends upon the age of
                                                                        the Annuitant on the Contract's
                                                                        Effective Date.
                                                                        If the Annuitant was age 69 or
                                                                        younger on the Contract's Effective
                                                                        Date, the Earnings Increase Amount
                                                                        is equal to 40% of the lesser of:
                                                                        (1) Net Purchase Payments;
                                                                        or
                                                                        (2) Fund Value minus Purchase
                                                                        Payments.**
                                                                        If the Annuitant was age 70 or
                                                                        older on the Contract's Effective
                                                                        Date, the Earnings Increase Amount
                                                                        is equal to 25% of the lesser of:
                                                                        (1) Net Purchase Payments;
                                                                        or
                                                                        (2) Fund Value minus Purchase
                                                                        Payments.**
-----------------------------------------------------------------------------------------------------------
Guaranteed minimum           Not Available                              Not Available
annuity payments

-----------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------
                               Option 3***
-------------------------------------------------------------------------
Mortality and expense risk     Current annual rate--2.35%
charge                         Maximum annual rate--2.80%
-------------------------------------------------------------------------
Death benefit on death of      The greatest of:
annuitant                      (1) The Fund Value less any
                               outstanding debt on the date due
                               proof of the Annuitant's death is
                               received by the Company

                               or
                               (2) The Purchase Payments paid,
                               reduced proportionately by each
                               partial surrender, any surrender
                               charges, any outstanding debt, and
                               plus or minus any market value
                               adjustment*

                               or
                               (3) Step Up Value (See "Death
                               Benefit") or (4) Roll Up Value (See
                               "Death benefit").
-------------------------------------------------------------------------
Earnings increase amount       The amount of the Earnings Increase
added to death benefit         depends upon the age of the
                               Annuitant on the Contract's Effective
                               Date.
                               If the Annuitant was age 69 or
                               younger on the Contract's Effective
                               Date, the Earnings Increase Amount
                               is equal to 40% of the lesser of:
                               (1) Net Purchase Payments;
                               or
                               (2) Fund Value minus Purchase
                               Payments.**
                               If the Annuitant was age 70 or older
                               on the Contract's Effective Date, the
                               Earnings Increase Amount is equal to
                               25% of the lesser of:
                               (1) Net Purchase Payments;
                               or
                               (2) Fund Value minus Purchase
                               Payments.**
-------------------------------------------------------------------------
Guaranteed minimum             If certain conditions are met, the
annuity payments               Guaranteed Annuitization Value may
                               be used to provide guaranteed
                               minimum annuity payments that are
                               greater than annuity payments that
                               would be provided by the Contract's
                               Fund Value or Cash Value, as
                               applicable.
-------------------------------------------------------------------------


3 Summary of the contract

-------------------------------------------------------------------------------------------------------------
                             Option 1                                    Option 2
-------------------------------------------------------------------------------------------------------------
Minimum initial purchase   Qualified Contracts--The minimum             Qualified Contracts--The minimum
payment                    Purchase Payment for Qualified               Purchase Payment for Qualified
                           Plans is the same for all three              Plans is the same for all three
                           options. (See "Detailed information          options. (See "Detailed information
                           about the contract.")                        about the contract.")
                           Non-Qualified Contracts--$5,000              Non-Qualified Contracts--$10,000
-------------------------------------------------------------------------------------------------------------
Issue age                  Qualified Contracts--0-85                    Qualified Contracts--0-79
                           Non-Qualified Contracts--0-85                Non-Qualified Contracts--0-79
-------------------------------------------------------------------------------------------------------------
Annual contract charge     Current charge is $30.                       Current charge is $0.
                           The annual contract charge may               The annual contract charge may
                           be increased to a maximum of $50             be increased to a maximum of $50
                           ($30 in certain states) on 30 days           ($30 in certain states) on 30 days
                           written notice.                              written notice.
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------
                              Option 3***
-------------------------------------------------------------------------
Minimum initial purchase     Qualified Contracts--the minimum
payment                      Purchase Payment for Qualified Plans
                             is the same for all three options. (See
                             "Detailed information about the
                             contract.")
                             Non-Qualified Contracts--$10,000
-------------------------------------------------------------------------
Issue age                    Qualified Contracts--0-79
                             Non-Qualified Contracts--0-79
-------------------------------------------------------------------------
Annual contract charge       Current charge is $0.
                             The annual contract charge may be
                             increased to a maximum of $50 ($30
                             in certain states) on 30 days written
                             notice.
-------------------------------------------------------------------------



* In the calculations of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any surrender charge and any market value adjustment divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. Depending on your state, for Contracts purchased prior to July 22, 2003, the death benefit is the greater of: (1) The Fund Value less any outstanding debt on the date due proof of the Annuitant's death is received by the Company, or (2) The Purchase Payments paid, less any partial surrenders and their surrender charges minus any outstanding debt, and plus or minus any Market Value Adjustment.


** The payments and values described in (1) and (2) do not include Purchase Payments made during the 12-month period immediately prior to the date due proof of death is received by the Company and reflect any partial surrenders made including any applicable market value adjustment and surrender charge, and less any outstanding debt.


***  As of November 29, 2004, Option 3 was no longer available for new business.


                                                       Summary of the contract 4

MINIMUM PURCHASE PAYMENTS

The minimum Purchase Payment for individuals varies depending upon the purchaser of the contract, the method of paying the Purchase Payments and the benefit option package selected. (See "Payment and allocation of purchase payments.")

Additional Purchase Payments may be made at any time.


TRANSFER OF FUND VALUE

You may transfer fund value among the subaccounts and to or from the Guaranteed Interest Account with Market Value Adjustment. Transfers from the Guaranteed Interest Account with Market Value Adjustment may be subject to a market value adjustment for Contracts issued in certain states. Transfers may be made by telephone, facsimile or via the web if the proper form or the telephone/facsimile/web authorization on a Contract application has been completed, signed, and received by the Company at its Operations Center. Transfers by telephone, facsimile or via the web are subject to the Company's rules and conditions for such privilege. (See "Transfers.")


LOANS

If your Contract permits, you may borrow up to 50% of your Contract's Fund Value from the Company. Your Contract will be the only security required for the loan. Contracts issued to 401(k) plans are generally the only Contracts which permit loans. An amount equal to the amount of the loan is transferred to the loan account as security for the loan. The loan account is part of the Company's General Account.


We will charge you interest on the amount borrowed. If you do not pay the interest when due, the amount due plus any accrued interest will be added to the outstanding debt.



SURRENDERS

You may surrender all or part of the Contract at any time and receive its cash value while the Annuitant is alive prior to the annuity starting date. We may impose a surrender charge and market value adjustment (if applicable). A partial surrender may reduce your death benefit proportionately by the same percentage that the surrender (including any surrender charge and any market value adjustment, if applicable) reduced Fund Value. The amounts you receive upon surrender may be subject to income taxes and a 10% penalty tax if you are younger than 59 1/2 at the time of surrender. (See "Federal tax status.")


CHARGES AND DEDUCTIONS

The Contract provides for the deduction of various charges and expenses from the fund value of the Contract.

We pay compensation to brokers-dealers who sell the Contracts. (For a discussion of this compensation, see "Distribution of the contracts.")

RIGHT TO RETURN CONTRACT PROVISION

You have the right to examine the Contract when you receive it. You may return the Contract for any reason during the right to return contract period (usually within ten days from the day you receive it). You will receive the purchase payments received by the Company, less any partial surrenders you make. During the "right to return contract period," Purchase Payments will be retained in the Company's General Amount and will earn interest at a rate not less than 3.50% per year. If you have not returned the Contract at the end of the right to return contract period, we transfer the Net Purchase Payments with interest to the subaccounts and/or the Guaranteed Interest Account.

DEATH BENEFIT

If the Annuitant (and the Secondary Annuitant, if any) dies before the annuity starting date, the Company will pay a death benefit to the Beneficiary. The death benefit will depend upon the benefit option package in effect on the date the Annuitant dies. If the Annuitant dies after annuity payments start, no death benefit is payable except as may be payable under the settlement option selected. (See "Death benefit".)

--------------------------------------------------------------------------------
ANNUITANT -- The person upon whose continuation of life any annuity payment depends.
SECONDARY ANNUITANT -- The party designated by the Owner to become the Annuitant, subject to certain conditions, on the death of the Annuitant. BENEFICIARY -- The party entitled to receive benefits payable at the death of the Annuitant or (if applicable) the Secondary Annuitant.
--------------------------------------------------------------------------------
HOW TO REACH US


For contract owner inquiries, write or call our Operations Center:

     MONY Life Insurance Company of America
     Policyholder Services
     One MONY Plaza
     P.O. Box 4720
     Syracuse, New York 13221
     1-800-487-6669


5  Summary of the contract

FEE TABLES*

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer fund value between investment options or, for Contracts funding 401(k) plans only, take a loan. A charge for taxes may also be deducted.

--------------------------------------------------------------------------------
 Owner Transaction Expenses:
--------------------------------------------------------------------------------
Maximum deferred sales load (surrender charge)    7.00%(1)
(as a percentage of Fund Value surrendered)
--------------------------------------------------------------------------------
Loan interest spread (effective annual rate)      2.50%(2)
--------------------------------------------------------------------------------
Maximum transfer charge                           $25(3)
--------------------------------------------------------------------------------

The next table describes the fees and expense that you will pay periodically during the time that you own the Contract, not including Fund portfolio company fees and expenses.

------------------------------------------------------------
Maximum annual contract charge                    $50(4)
------------------------------------------------------------
Separate Account Annual Expenses:
------------------------------------------------------------
 Option 1
------------------------------------------------------------
  Maximum mortality and expense risk fees         1.40%(5)
------------------------------------------------------------
  Total separate account annual expenses          1.40%(5)
------------------------------------------------------------
 Option 2
------------------------------------------------------------
  Maximum mortality and expense risk fees         1.95%(6)
------------------------------------------------------------
  Total separate account annual expenses          1.95%(6)
------------------------------------------------------------
 Option 3(7)
------------------------------------------------------------
  Maximum mortality and expense risk fees         2.80%(8)
------------------------------------------------------------
  Total separate account annual expenses          2.80%(8)
 -----------------------------------------------------------

* For the table of fees applicable to Contracts issued in the State of Washington, see Appendix A.

1 The surrender charge percentage, which reduces to zero, is determined by the Contract Year in which the surrender occurs.

   The surrender charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of the surrender charge. (See "Charges against fund value -- Free partial surrender amount.")


2 The loan interest spread is the difference between the amount of interest we charge on loans and the amount of interest we credit to amounts held in the loan account to secure loans.


3 The transfer charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer which will not exceed $25. (See "Deductions from fund value -- Transfer charge.")

4 The annual contract charge for Option 1 is currently $30. The annual contract charge for Option 2 and Option 3 is currently $0. However, the Company may in the future change the amount of the charge to an amount not exceeding $50 per Contract Year (except for Contracts issued in Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington where the charge may not exceed $30). (See "Deductions from fund value -- Annual contract charge.")

5 The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 1.20% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.40%) from the value of the net assets of MONY America Variable Account A.

6 The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 1.70% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95%) from the value of the net assets of MONY America Variable Account A.

7  As of November 29, 2004, Option 3 was no longer available for new business.

8 The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 2.35% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 2.80%) from the value of the net assets of MONY America Variable Account A.

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2004. You may pay portfolio company operating expenses periodically during the time that you own the Contract. More detail concerning each Fund portfolio company's fees and expenses is contained in the prospectus for each portfolio.

------------------------------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses                                                    Minimum     Maximum
------------------------------------------------------------------------------------------------------------
Expenses that are deducted from portfolio company assets, including management fees,     0.60%       2.67%
distribution and/or services fees (12b-1 fees), and other expenses.
------------------------------------------------------------------------------------------------------------


                                                       Summary of the contract 6

EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, separate account annual expense, and Fund fees and expenses for the year ended December 31, 2004.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. The example assumes the minimum and maximum fees and expenses of any of the Fund portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


1. a. If you surrender your Contract at the end of the applicable time period (assuming maximum fees and expenses of any of the Fund portfolios):


       ------------------------------------------------------------------
                       1 year       3 years       5 years       10 years
       ------------------------------------------------------------------
       Option 1        $1,054       $1,821        $2,598        $4,347
       Option 2        $1,072       $1,874        $2,684        $4,510
       Option 3        $1,132       $2,045        $2,958        $5,015
       ------------------------------------------------------------------

    b. If you surrender your Contract at the end of the applicable time period (assuming minimum fees and expenses of any of the Fund portfolios):

       ------------------------------------------------------------------
                        1 year       3 years       5 years       10 years
       ------------------------------------------------------------------
         Option 1        $861         $1,248        $1,650        $2,431
         Option 2        $880         $1,305        $1,746        $2,636
         Option 3        $941         $1,488        $2,052        $3,271
       ------------------------------------------------------------------

2. a. If you do not surrender your Contract (assuming maximum fees and expenses of any of the Fund portfolios):

       ------------------------------------------------------------------
                        1 year       3 years       5 years       10 years
       ------------------------------------------------------------------
         Option 1        $419         $1,267        $2,129        $4,347
         Option 2        $438         $1,323        $2,220        $4,510
         Option 3        $502         $1,506        $2,509        $5,015
       ------------------------------------------------------------------

    b. If you do not surrender your Contract (assuming minimum fees and expenses of any of the Fund portfolios):

       ------------------------------------------------------------------
                        1 year       3 years       5 years       10 years
       ------------------------------------------------------------------
         Option 1        $213         $658          $1,129        $2,431
         Option 2        $233         $718          $1,230        $2,636
         Option 3        $298         $913          $1,552        $3,271
       ------------------------------------------------------------------

3. a. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming maximum fees and expenses of any of the Fund portfolios):

       ------------------------------------------------------------------
                        1 year       3 years       5 years       10 years
       ------------------------------------------------------------------
         Option 1        $1,054       $1,267        $2,129        $4,347
         Option 2        $1,072       $1,323        $2,220        $4,510
         Option 3        $1,132       $1,506        $2,509        $5,015
       ------------------------------------------------------------------

    b. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming minimum fees and expenses of any of the Fund portfolios):

       ------------------------------------------------------------------
                        1 year       3 years       5 years       10 years
       ------------------------------------------------------------------
         Option 1        $861         $658          $1,129        $2,431
         Option 2        $880         $718          $1,230        $2,636
         Option 3        $941         $913          $1,552        $3,271
       ------------------------------------------------------------------


7 Summary of the contract

4. a. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2, or 4 (annuity income without life contingencies) (assuming maximum fees and expenses of any of the Fund portfolios):


       -------------------------------------------------------------------
                        1 year       3 years       5 years       10 years
       -------------------------------------------------------------------
         Option 1        $1,054       $1,821        $2,598        $4,347
         Option 2        $1,072       $1,874        $2,684        $4,510
         Option 3        $1,132       $2,045        $2,958        $5,015
       ------------------------------------------------------------------

4. b. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2, or 4 (annuity income without life contingencies (assuming minimum fees and expenses of any of the Fund portfolios):

       -------------------------------------------------------------------
                        1 year       3 years       5 years       10 years
       -------------------------------------------------------------------
         Option 1        $861         $1,248        $1,650        $2,431
         Option 2        $880         $1,305        $1,746        $2,636
         Option 3        $941         $1,488        $2,052        $3,271
       -------------------------------------------------------------------

For the purposes of the Fee Tables and the Example, we assume that the Contract is owned during the accumulation period. On and after the annuity starting date, different fees and charges will apply. (See "Charges and deductions.") Please note, as of November 29, 2004, Option 3 was no longer available for new business.


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through the same distributor. Upon request, your registered representative can show you information regarding other annuity contracts that he or she distributes. You can also contact us to find out more about any MONY Life Insurance Company of America annuity contracts.


CONDENSED FINANCIAL INFORMATION

Please see Appendix B at the end of this prospectus for the unit values and the number of units outstanding as of the end of the period shown for each of the variable investment options available as of December 31, 2004.



                                                       Summary of the contract 8

2. Who is MONY Life Insurance Company of America?


--------------------------------------------------------------------------------


MONY LIFE INSURANCE COMPANY OF AMERICA

The Contract is issued by MONY Life Insurance Company of America. In this prospectus, MONY Life Insurance Company of America is referred to as the "Company." The Company is a stock life insurance company organized in 1969 under the laws of the State of Arizona. The Company is licensed to sell life insurance and annuities in 49 states (not including New York), the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. The principal office of the Company is located at 1290 Avenue of the Americas, New York, NY 10104. The Company is obligated to pay all amounts promised under the Contract.

AXA Financial Inc. ("AXA Financial"), a diversified financial services company, is the parent company of the Company. AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies. AXA Financial, Inc. and its consolidated subsidiaries managed approximately $598 billion in assets as of December 31, 2004.

On July 8, 2004, AXA Financial completed its acquisition of The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial is expected to continue through 2005.


MONY AMERICA VARIABLE ACCOUNT A


MONY America Variable Account A is a separate investment account of the Company. Presently, only purchase payments for individual flexible payment variable annuity contracts are permitted to be allocated to MONY America Variable Account A. The assets in MONY America Variable Account A are kept separate from the General Account assets and other separate accounts of the Company.

The Company owns the assets in MONY America Variable Account A. The Company is required to keep assets in MONY America Variable Account A that equal the total market value of the contract liabilities funded by MONY America Variable Account A. Realized or unrealized income gains or losses of MONY America Variable Account A are credited or charged against MONY America Variable Account A assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the contracts are assets of MONY America Variable Account A. MONY America Variable Account A assets are not chargeable with liabilities of the Company's other businesses. The assets of the Variable Account A are, however, available to cover the liabilities of our general account to the extent that the assets of the Variable Account A exceed the liabilities of the contracts supported by it.

MONY America Variable Account A was authorized by the Board of Directors of the Company and established under Arizona law on March 27, 1987. MONY America Variable Account A is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company. For state law purposes, MONY America Variable Account A is treated as a part or division of the Company.


MONY America Variable Account A is divided into subdivisions called subaccounts. Each subaccount invests only in shares of a designated portfolio of the Funds. For example, the EQ/Long Term Bond Subaccount invests solely in shares of the EQ Advisors Trust EQ/Long Term Bond Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. Income and realized and unrealized gains or losses from assets of each subaccount are credited to or charged against that subaccount without regard to income, gains or losses in the other subaccounts, our general account, or any other separate accounts. We reserve the right to credit or charge a subaccount in a different manner if required, or appropriate, by reason of a change in the law. In the future, we reserve the right, in compliance with the laws that apply, to establish additional subaccounts; eliminate subaccounts; combine two or more subaccounts; transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any subaccount to another subaccount; restrict or eliminate any voting rights as to the Separate Account; and cause one or more subaccounts to invest some or all of their assets in one or more other trusts or investment companies of MONY America Variable Account A if marketing needs, tax conditions or investment conditions warrant. Future subaccounts may invest in other portfolios of the Funds or in other securities, as permitted by applicable law. Any new subaccounts may be made available to existing Contracts on a basis to be determined by us. If any of these changes are made, we may, by appropriate endorsement, change the Contract to reflect the change.



9  Who is MONY Life Insurance Company of America?

3. The Funds


--------------------------------------------------------------------------------


Each available subaccount of MONY America Variable Account A will invest only in the shares of the Funds. There is a separate subaccount which corresponds to each portfolio of a Fund offered under the Contract. The Funds are registered with the SEC under the 1940 Act. The Funds, or any of them, may withdraw from sale any or all the respective portfolios as allowed by applicable law. Not all Funds may be available in all states or in all markets.

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the Contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate of the Company, serves as the investment manager of the Portfolios of the EQ Advisors Trust. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios.



------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                 Objective                                                   Adviser (and Sub-Advisor, as applicable)
------------------------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE
 FUNDS -- SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND       Seeks long-term growth of capital.                          A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES     Seeks capital growth.                                       A I M Advisors, Inc.
 FUND
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. HEALTH SCIENCES FUND   Seeks capital growth.                                       A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY    Seeks long-term growth of capital.                          A I M Advisors, Inc.
 FUND
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND        Seeks capital growth.                                       A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 THE ALGER AMERICAN FUND --
 CLASS 0 SHARES
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN BALANCED         Seeks current income and long-term capital appreciation.    Fred Alger Management, Inc.
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP           Seeks long-term capital appreciation                        Fred Alger Management, Inc.
 GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
 DREYFUS INVESTMENT
 PORTFOLIOS -- SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP STOCK INDEX           Seeks to match the performance of S&P Small Cap 600         The Dreyfus Corporation
 PORTFOLIO                      Index.
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST*
------------------------------------------------------------------------------------------------------------------------------------
EQ/BEAR STEARNS SMALL           Seeks to achieve capital appreciation.                      o Bear Stearns Asset Management, Inc.
 COMPANY GROWTH(1)
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY       Seeks a combination of growth and income to achieve an      o Boston Advisors, Inc.
 INCOME(2)                      above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE DEEP VALUE        Seeks to achieve total return through capital appreciation  o Wellington Management Company, LLP with income as a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE GLOBAL SOCIALLY   Seeks to achieve total return.                              o Rockefeller & Co., Inc.
 RESPONSIVE
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE MANAGED           Seeks to achieve growth of capital over time.               o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------


                                                                   The Funds 10

------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                Objective                                                   Adviser (and Sub-Advisor, as applicable)
------------------------------------------------------------------------------------------------------------------------------------

 EQ ADVISORS TRUST*
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE MULTI-CAP        Seeks to achieve long-term capital appreciation.            o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES(3)    Seeks to maximize income and capital appreciation           o Boston Advisors, Inc.
                               through investment in the highest credit quality debt
                               obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND(4)           Seeks to maximize income and capital appreciation           o Boston Advisors, Inc.
                               through investment in long-maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERGERS AND                 Seeks to achieve capital appreciation.                      o GAMCO Investors, Inc.
 ACQUISITIONS(5)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.                      o Montag & Caldwell, Inc.
 GROWTH(6)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONY MONEY MARKET           Seeks to maximize current income while preserving capi-     o Boston Advisors, Inc.
                               tal and maintaining liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN(7)**      Seeks maximum real return consistent with preservation      o Pacific Investment Management Company,
                               of real capital and prudent investment management.            LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND(8)      Seeks current income with reduced volatility of principal.  o Boston Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY VALUE(9)      Seeks to maximize capital appreciation.                     o GAMCO Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME(10)   Seeks to achieve that total return through capital appre-   o UBS Global Asset Management (Americas)
                               ciation with income as a secondary consideration.             Inc.
------------------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST --
 CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES     Seeks to maximize income while maintaining prospects        Franklin Advisers, Inc.
 FUND                          for capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS      Seeks long-term capital appreciation, with preservation of  Franklin Advisory Services, LLC
 SECURITIES FUND               capital as an important consideration.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN ZERO COUPON FUND      Seeks to provide as high an investment return as is con-    Franklin Advisers, Inc.
 2010                          sistent with capital preservation.
------------------------------------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES --
 INSTITUTIONAL & SERVICE
 SHARES
------------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE BOND PORTFOLIO(a)     Seeks to obtain maximum total return, consistent with       Janus Capital Management LLC
                               preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
FORTY PORTFOLIO(b)             Seeks long-term growth of capital.                          Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH           Seeks long-term growth of capital.                          Janus Capital Management LLC
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
 LORD ABBETT SERIES FUND --
 CLASS VC
------------------------------------------------------------------------------------------------------------------------------------
BOND-DEBENTURE PORTFOLIO       Seeks high current income and the opportunity for capital   Lord, Abbett & Co. LLC
                               appreciation to produce a high total return.
------------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME              Seeks long-term growth of capital and income without        Lord, Abbett & Co. LLC
 PORTFOLIO                     excessive fluctuations in market value.
------------------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE PORTFOLIO        Seeks capital appreciation by investing in equity securi-   Lord, Abbett & Co. LLC
                               ties, which are believed to be undervalued in the
                               marketplace.
------------------------------------------------------------------------------------------------------------------------------------


11 The Funds

------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                Objective                                                   Adviser (and Sub-Advisor, as applicable)
------------------------------------------------------------------------------------------------------------------------------------

 MFS(R) VARIABLE INSURANCE
 TRUST(SM) -- INITIAL CLASS
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) MID CAP GROWTH SERIES  Seeks long-term growth of capital.                          Massachusetts Financial Services Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES   Seeks capital appreciation.                                 Massachusetts Financial Services Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES    Seeks mainly to provide above-average income consistent     Massachusetts Financial Services Company
                              with the prudent employment of capital and to provide a
                              reasonable opportunity for growth of capital and income.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES       Seeks capital growth and current income.                    Massachusetts Financial Services Company
------------------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER VARIABLE
 ACCOUNT FUNDS -- SERVICE
 CLASS
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL            Seeks long-term capital appreciation.                       Oppenheimer Funds, Inc.
 SECURITIES FUND/VA
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET       Seeks high total return (which includes growth in the       Oppenheimer Funds, Inc.
 FUND(R)/VA                   value of its shares as well as current income) from equity and debt securities.
------------------------------------------------------------------------------------------------------------------------------------
 PBHG INSURANCE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY RIDGE MID-CAP         Seeks to provide above average total return over a 3 to 5   Liberty Ridge Capital, Inc.
 PORTFOLIO(c)                 year market cycle, consistent with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY RIDGE SELECT VALUE    Seeks to provide long-term growth of capital and income.    Liberty Ridge Capital, Inc.
 PORTFOLIO(d)                 Current income is a secondary objective.
------------------------------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE
 CLASS
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND PORTFOLIO         Seeks to maximize total return, consistent with             Pacific Investment Management Company, LLC
 (UNHEDGED)                   perservation of capital and prudent investment manage-
                              ment.
------------------------------------------------------------------------------------------------------------------------------------
REAL RETURN PORTFOLIO**       Seeks to maximize real return, consistent with preserva-    Pacific Investment Management Company, LLC
                              tion of real capital, and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
STOCKSPLUS GROWTH AND         An enhanced S&P 500 index strategy that seeks total         Pacific Investment Management Company, LLC
 INCOME PORTFOLIO             return, which exceeds the return of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
 PROFUNDS -- INSURANCE
 SHARES
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP BEAR               Seeks daily investment results, before fees and expenses    ProFund Advisors
                              that correspond to the inverse (opposite) of daily perfor-
                              mance of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP RISING RATES       Seeks daily investment results, before fees and expenses,   ProFund Advisors
 OPPORTUNITY                  that correspond to the one and one-quarter times
                              (125%) the inverse (opposite) of the daily price move-
                              ment of the most recently issued 30-year U.S. Treasury
                              Bond ("Long Bond").
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP ULTRABULL          Seeks daily investment results, before fees and expenses    ProFund Advisors
                              that correspond to twice (200%) the daily performance of
                              the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------


                                                                    The Funds 12

----------------------------------------------------------------------------------------------
 Portfolio Name                  Objective
----------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL
 FUNDS, INC. -- SHARE CLASS I
----------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY         The Portfolio seeks long-term capital appreciation by
 PORTFOLIO                      investing primarily in growth-oriented equity securities of issuers in emerging market countries.

----------------------------------------------------------------------------------------------
GLOBAL VALUE EQUITY             The Portfolio seeks long-term capital appreciation by
 PORTFOLIO                      investing primarily in equity securities of issuers through-
                                out the world, including U.S. issuers.



----------------------------------------------------------------------------------------------
U.S. REAL ESTATE PORTFOLIO      The Portfolio seeks to provide above-average current
                                return and long-term capital appreciation by investing
                                primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
----------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
 Portfolio Name                  Adviser (and Sub-Advisor, as applicable)
----------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL
 FUNDS, INC. -- SHARE CLASS I
----------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY         Morgan Stanley Investment Management Inc.,
 PORTFOLIO                      which does business in certain instances using
                                the name "Van Kampen," is the investment
                                adviser to The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------
GLOBAL VALUE EQUITY             Morgan Stanley Investment Management Inc.,
 PORTFOLIO                      which does business in certain instances using
                                the name "Van Kampen," is the investment
                                adviser to The Universal Institutional Funds, Inc.
                                (subadvised by Morgan Stanley Investment Man-
                                agement Limited)
----------------------------------------------------------------------------------------------
U.S. REAL ESTATE PORTFOLIO      Morgan Stanley Investment Management Inc.,
                                which does business in certain instances using
                                the name "Van Kampen," is the investment
                                adviser to The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------

* This portfolio information reflects the portfolio's name change and objective change (if applicable) effective on or about May 9, 2005, subject to regulatory approval. The table below reflects the portfolio information in effect until on or about May 9, 2005. The number in the "FN" column corresponds with the number contained in the table above.

---------------------------------------------------------------------------------------------
 FN     Portfolio Name until May 9, 2005         Portfolio Objective until May 9, 2005
---------------------------------------------------------------------------------------------
  1    EQ/Enterprise Small Company Growth       No change.
---------------------------------------------------------------------------------------------
  2    EQ/Enterprise Equity Income              No change.
---------------------------------------------------------------------------------------------
  3    EQ/MONY Government Securities            No change.
---------------------------------------------------------------------------------------------
  4    EQ/MONY Long Term Bond                   No change.
---------------------------------------------------------------------------------------------
  5    EQ/Enterprise Mergers and Acquisitions   No change.
---------------------------------------------------------------------------------------------
  6    EQ/Enterprise Growth                     No change.
---------------------------------------------------------------------------------------------
  7    EQ/Enterprise Total Return               Seeks total return.
---------------------------------------------------------------------------------------------
  8    EQ/Enterprise Short Duration Bond        No change.
---------------------------------------------------------------------------------------------
  9    EQ/Enterprise Small Company Value        No change.
---------------------------------------------------------------------------------------------
  10   EQ/Enterprise Growth and Income          No change.
---------------------------------------------------------------------------------------------

** Effective on or about May 9, 2005, both of these portfolios will be managed by the same portfolio manager using the same investment strategy. The Real Return Portfolio is advised by Pacific Investment Management Company, LLC ("PIMCO"). For the EQ/PIMCO Real Return portfolio, AXA Equitable serves as the overall investment manager, and PIMCO is the subadviser that provides the day-to-day investment management. Both portfolios invest primarily in inflation-indexed bonds. The two portfolios are different funds with different boards of directors and thus may have different fees and performance. Please read the prospectus for each portfolio before choosing the subaccount in which to invest.

(a) Formerly Janus Aspen Series Flexible Income Portfolio.

(b) Formerly Janus Aspen Series Capital Appreciation Portfolio. Unlike the other Funds, the Janus Aspen Series Forty Portfolio is a non-diversified, open-end management investment company. A nondiversified Fund may hold a larger position in a smaller number of securities than a diversified Fund. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified Fund than a diversified Fund.

(c) Formerly PBHG Mid-Cap Portfolio.

(d) Formerly PBHG Select Value Portfolio.

You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. Share classes, where applicable, are defined in the corresponding Fund prospectus. The prospectuses for the Fund contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Fund prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-487-6669.

Each Owner should periodically review their allocation of Purchase Payments and Fund Values among the subaccounts and the Guaranteed Interest Account with Market Value Adjustment in light of their current objectives, the current market conditions, and the risks of investing in each of the Funds' various portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each of the Funds' portfolios can be found in the prospectus for each of the Funds.



13 The Funds

PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A will buy and redeem shares from the Funds at net asset value. Shares will be redeemed when needed for the Company to:

o Collect charges under the Contracts;

o Pay Cash Value on full surrenders of the Contracts;

o Fund partial surrenders;

o Provide benefits under the Contracts; or


o Transfer assets from one subaccount to another or between one or more subaccounts of MONY America Variable Account A and the Guaranteed Interest Account with Market Value Adjustment as requested by Owners.

Any dividend or capital gain distribution received from a portfolio of a Fund will be:


o Reinvested immediately at net asset value in shares of that portfolio; or


o Kept as assets of the corresponding subaccount.

--------------------------------------------------------------------------------
CASH VALUE -- The Contract's Fund Value, less (1) any applicable surrender charge, (2) any outstanding debt, and (3) any applicable market value adjustment.
--------------------------------------------------------------------------------
Shares of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance company separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding. Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict.

The Boards of Directors or Trustees of each of the Funds monitors the respective Fund for the existence of material irreconcilable conflict between the interests of variable annuity Owners and variable life insurance Owners. The Boards shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing mixed and shared funding conflicts to the Directors and Trustees of each of the relevant Funds. The Boards of Directors of the Company and its affiliates will remedy any conflict at their own cost. The remedy may include establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.


The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.


GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT


The Guaranteed Interest Account is a part of the Company's General Account and consists of all the Company's assets other than assets allocated to separate investment accounts of the Company, including MONY America Variable Account A.


--------------------------------------------------------------------------------
MARKET VALUE ADJUSTMENT -- An amount added to or deducted from the amount surrendered or transferred from the Guaranteed Interest Account with Market Value Adjustment for Contracts issued in certain states.
ACCUMULATION PERIOD -- Currently 3, 5, 7 and 10 years. The Accumulation Period starts on the Business Day that falls on, or next follows the date the Purchase Payment is transferred into the Guaranteed Interest Account with Market Value Adjustment and ends on the monthly Contract anniversary immediately prior to the last day of that Accumulation Period. (The Accumulation Period is limited to one year for Contracts issued in Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington.)
--------------------------------------------------------------------------------

CREDITING OF INTEREST. Any Net Purchase Payments you as Owner of the Contract allocate to the Guaranteed Interest Account with Market Value Adjustment will be credited with interest at the rate declared by the Company. The Company guarantees that the rate credited will not be less than 3.50% annually (0.0094%, compounded daily). You bear the risk that we will not declare interest in excess of that 3.50% rate. If you allocate Purchase Payments or transfer funds to the Guaranteed Interest Account, you will choose between Accumulation Periods of 3, 5, 7, or 10 years for Contracts issued in most states. The Accumulation Period is limited to one year for Contracts issued in Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington. Before the beginning of each calendar month, the Company will declare interest rates for each period, if those rates will be higher than the guaranteed rate. Each interest rate declared by the Company will be applicable for all Net Purchase Payments received or transfers from MONY America Variable Account A completed within the period during which it is effective. Purchase payments you allocate to the Accumulation Period you select will receive this interest rate for the entire Accumulation Period. Within 45 days, but not less than 15 days before the Accumulation Period expires, we will notify you of the new rates we are then declaring. When the period expires you can (1) elect a new Accumulation Period of 3, 5, 7, or 10 years (except in certain states where the Accumulation Period is limited to a one year period) or (2) elect to transfer the entire amount allocated to the expiring Accumulation Period to MONY America Variable Account A. If you make no election, the entire amount allocated to the expiring Accumulation Period will automatically be held for an Accumulation Period of the same length. If that period will extend beyond the annuity starting date or if that period is no longer offered, the money will be transferred into the Money Market subaccount.




                                                                   The Funds  14

SURRENDERS, TRANSFERS OR LOANS. When you as Owner request Contract Fund Value from the Guaranteed Interest Account with Market Value Adjustment be transferred to MONY America Variable Account A, surrendered, loaned to you, or used to pay any charge imposed in accordance with the Contract, you should tell the Company the source by interest rate Accumulation Period of amounts you request be transferred, surrendered, loaned, or used to pay charges. We will not process the surrender unless you tell us the source by interest rate Accumulation Period to use. If you do not specify an Accumulation Period, your transaction will be processed using the Accumulation Periods in the order in which money was most recently allocated.

MARKET VALUE ADJUSTMENT. Amounts taken from the Guaranteed Interest Account with Market Value Adjustment because of partial and full surrenders or transfers or loans (if applicable) from the Guaranteed Interest Account with Market Value Adjustment are subject to Market Value Adjustment for Contracts issued in most states. A market value adjustment can increase or decrease the amounts surrendered or transferred from the Guaranteed Interest Account with Market Value Adjustment depending on current interest rate fluctuations. When current interest rates are higher than the interest rate declared for an Accumulation Period, a market value adjustment would reduce the value of the amount distributed. When current interest rates are lower than the interest rate declared for an Accumulation Period, a market value adjustment would, in general, increase the value of the amount distributed. Market value adjustment is determined by multiplying the amount of the surrender or transfer from each Accumulation Period and corresponding interest rate by the following factor:


                         [(1 + a)/(1 + b)]((n - t)/12)-1

where

     a = rate declared at the beginning of Accumulation Period

     b = rate then currently declared for an Accumulation Period equal to the time remaining in the Accumulation Period, plus 0.25%

     n = Accumulation Period in months

     t = number of elapsed months (or portion thereof) in the Accumulation Period

If an Accumulation Period equal to the time remaining is not issued by the Company, the rate will be an interpolation between two available Accumulation Periods. If two such Accumulation Periods are not available, we will use the rate for the next closer available Accumulation Period.

If the Company is no longer declaring rates on new payments, we will use Treasury yields adjusted for investment risk as the basis for the Market Value Adjustment.

Market value adjustments do not apply for partial or full surrenders or transfers requested within 30 days before the end of the Accumulation Period, nor to any benefits paid upon the death of the Annuitant. The market value adjustment does apply to benefits paid upon death of the Owner. Market value adjustments also do not apply to Contracts issued in Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington. In addition, Contracts issued in these states must maintain a minimum Fund Value balance of $2,500 in the Guaranteed Interest Account with Market Value Adjustment when an allocation to this account is chosen.


The Guaranteed Interest Account with Market Value Adjustment is described in greater detail in a separate prospectus attached to this prospectus for your convenience.


15  The Funds

4. Detailed information about the contract

--------------------------------------------------------------------------------

The Fund Value in MONY America Variable Account A and in the Guaranteed Interest Account with Market Value Adjustment provide many of the benefits of your Contract. The information in this section describes the benefits, features, charges and major provisions of the Contract and the extent to which those depend upon the Fund Value, particularly the Fund Value in MONY America Variable Account A. There may be differences in your Contract such as differences in fees, charges, and benefits because of the state where we issued your Contract. We will include any such differences in your Contract. Attached to this prospectus is a prospectus describing the Guaranteed Interest Account with Market Value Adjustment. If we issued your Contract in the State of Washington, please see Appendix A.

PAYMENT AND ALLOCATION OF PURCHASE PAYMENTS

ISSUE AGES

The issue ages for the two benefit option packages available under the Contract vary as per the table below. The maximum issue age of the Annuitant for Option 1 is 85. The maximum issue age of the Annuitant for Option 2 is 79. For Option 3, it was 79.


--------------------------------------------------------------------------------
                        Option 1       Option 2       Option 3*
--------------------------------------------------------------------------------
     Issue Ages          0-85           0-79            0-79
--------------------------------------------------------------------------------

*  As of November 29, 2004, Option 3 was no longer available for new business.

ISSUANCE OF THE CONTRACT

Individuals who want to buy a Contract must:

(1) complete an application;

(2) personally deliver the application to

   (a) a licensed agent of the Company who is also a registered representative of the principal underwriter for the Contracts, MONY Securities Corporation ("MSC"), or

   (b) a licensed agent who is also a registered representative of a broker dealer which had been authorized by MSC to sell the Contract; and

(3) pay the minimum initial purchase payment.

If we receive a completed application and all other information necessary for processing a purchase order at our Operations Center, we will apply your initial Purchase Payment no later than two Business Days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five Business Days. If an incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your Purchase Payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial Purchase Payment within two Business Days. We will apply any additional Purchase Payments you make on the Business Day we receive them at our Operations Center.

The Contract may be used with certain tax qualified plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Contract, you should purchase it for its death benefit, annuity benefits, and other non-tax related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the Contract is an appropriate investment for you.


The minimum initial purchase payment for individuals varies depending upon the use of the Contract, the method of purchase and the benefit option package selected. The chart below shows the minimum initial purchase payment for each situation.




-----------------------------------------------------------------------------------------------------------------------
Use of Contract or Method of Making Purchase Payment                              Minimum Initial Purchase Payment
-----------------------------------------------------------------------------------------------------------------------
Individual retirement accounts and annuities under Section 408 of the Code        $2,000
(other than Simplified Employee Pensions), including Roth IRAs under Section
408A of the Code (no longer available to new purchasers).
-----------------------------------------------------------------------------------------------------------------------
Non-Qualified Contracts (no longer available to new purchasers).                  Option 1 $5,000
                                                                                  Option 2 $10,000
                                                                                  Option 3 $10,000
-----------------------------------------------------------------------------------------------------------------------
H.R. 10 plans (self-employed individuals' retirement plans under Section 401 of   $600
the Code) (no longer available to new purchasers) and Simplified Employee Pen-
sions under Section 408 of the Code (no longer available to new purchasers).
-----------------------------------------------------------------------------------------------------------------------


                                      Detailed information about the contract 16

-----------------------------------------------------------------------------------------------------------------------
Certain corporate or association retirement plans.                              $600
-----------------------------------------------------------------------------------------------------------------------
Annuity purchase plans sponsored by certain tax-exempt organizations, govern-   $600
mental entities and deferred compensation plans under Section 457 of the Code.
-----------------------------------------------------------------------------------------------------------------------
Payroll deduction and automatic checking account withdrawal plans.              Annualized rate of $600 (i.e., $600 per
                                                                                year, $300 semiannually, $150 quarterly
                                                                                or $50 per month)
-----------------------------------------------------------------------------------------------------------------------
Government Allotment Plans                                                      $50 per month
-----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
GOVERNMENT ALLOTMENT PLANS -- Payroll deduction plans used for financial products by government employees.
--------------------------------------------------------------------------------

Additional Purchase Payments may be made at any time--before the annuity starting date as long as the Annuitant is living. However, for certain automatic payment plans, the smallest additional payment is $50.

The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments for such plans. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if that would cause Cumulative Purchase Payments, less any partial surrenders and their surrender charges and market value adjustments, to exceed $1,500,000.


The Company reserves the right to reject an application for any reason permitted by law.

--------------------------------------------------------------------------------
EFFECTIVE DATE -- The date the contract begins as shown in the Contract.
--------------------------------------------------------------------------------

Net Purchase Payments received before the Effective Date will be held in the Company's General Account and will be credited with interest at not less than 3.50% per year if:

(1) the Contract is issued by the Company, and

(2) the Contract is delivered to the Owner.


No interest will be paid if the Contract is not issued or if it is declined by the Owner.


These amounts will be held in that account pending end of the right to return contract period. (See below.)

TAX-FREE 'SECTION 1035' EXCHANGES

The Owner can generally exchange one annuity contract for another in a 'tax-free exchange' under Section 1035 of the Internal Revenue Code. Similar rules may apply to changing the funding vehicle in a Qualified Plan. Before making the exchange, the Owner should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on the old contract. There will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, the Owner may have to pay federal income tax, and penalty taxes on the exchange. The Owner should not exchange another contract for this one unless he or she determines, after knowing all the facts, that the exchange is in the Owner's best interest and not just better for the person trying to sell the Owner this Contract (that person will generally earn a commission if the Owner buys this Contract through an exchange or otherwise).

RIGHT TO RETURN CONTRACT PROVISION

The Owner may return the Contract during the right to return contract period (usually within 10 days) of the delivery date. The Contract must be returned to the Company or any agent of the Company. When the Company receives the Contract, it will be voided as if it were never in effect. Unless state law requires otherwise, the amount to be refunded is equal to the purchase payments received by the Company, less any partial surrenders you made. During the right to return contract period, Purchase Payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.50% per year. If you have not returned the Contract at the end of the right to return contract period, we transfer the Net Purchase Payments with interest to the subaccounts and/or the Guaranteed Interest Account.

ALLOCATION OF PAYMENTS AND FUND VALUE

Allocation of Payments. On the application, the Owner may allocate Net Purchase Payments to any of the available subaccounts of MONY America Variable Account A or to the Guaranteed Interest Account with Market Value Adjustment. Net Purchase Payments (and any interest thereon) are held in the General Account if they are received before the end of the right to return contract period.

The portion of Net Purchase Payments allocated to the Guaranteed Interest Account with Market Value Adjustment will be held in the Guaranteed Interest Account with Market Value Adjustment of the General Account for the specified period selected and will be credited with interest at the rate declared by the Company for that specified period. The portion of Net Purchase Payments allocated to subaccounts of MONY America Variable Account A will earn 3.50% annual interest until the right to return contract period expires. (See "Right to return contract provision" above.) After the right to return Contract period has expired, the value of Net Purchase Payments allocated to subaccounts of MONY America Variable Account A will automatically be transferred to MONY America Variable Account A subaccount(s) according to the Owner's percentage allocation.

After the right to return contract period, under a non-automatic payment plan, if the Owner does not:

(1) specify the amount to be allocated among subaccounts, or

(2) specify the percentage to be allocated among subaccounts, or

(3) the amount or percentage specified is incorrect or incomplete,


the Net Purchase Payments will be allocated under the Owner's most recent instructions on record with the Company. The percentage specified must not be less than 5% of the Net Purchase Payment. Allocation percentages must total 100%. For automatic payment plans, Net Purchase Payments will be allocated according to the Owner's most recent instructions on record.

The Owner may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written


17 Detailed information about the contract notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone, facsimile or via the web subject to the rules of the Company and its right to terminate or modify telephone, facsimile or via the web allocation. The Company reserves the right to deny any telephone, facsimile or via the web allocation request. (See "Telephone/fax/web transactions.") Any such change, whether made in writing or by telephone, facsimile or via the web, will be effective seven days after we receive notice of the change in accordance with the requirements of state insurance departments and the Investment Company Act of 1940.


Contracts issued in Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington must maintain a minimum Fund Value balance of $2,500 in the Guaranteed Interest Account with Market Value Adjustment when an allocation to said account is chosen.


CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

When allocated Net Purchase Payments are received they are credited to subaccounts of MONY America Variable Account A in the form of units. The number of units is determined by dividing the dollar amount allocated to a particular subaccount by the unit value for that subaccount for the Business Day on which the Purchase Payment is received.

To determine the unit value of a subaccount on each Business Day, the Company takes the prior Business Day's unit value and multiplies it by the Net Investment Factor for the current Business Day. The Net Investment Factor is used to measure the investment performance of a subaccount from one Business Day to the next. The Net Investment Factor for each subaccount equals:


     (1) the net asset value per share of each Fund held in the sub-account at the end of the current Business Day divided by

     (2) the net asset value per share of each Fund held in the sub-account at the end of the prior Business day, minus


     (3) the daily mortality and expense risk charge and any other applicable charges adjusted for the number of calendar days in the period.


The unit value of these subaccounts may increase, decrease or remain the same from Business Day to Business Day. The unit value depends on the investment performance of the portfolio of the Fund in which the subaccount invests and any expenses and charges deducted from MONY America Variable Account A. The Owner bears the entire investment risk. Owners should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.


CALCULATION OF GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT FUND
VALUE

Net Purchase Payments to be allocated to the Guaranteed Interest Account with Market Value Adjustment will be credited to the Accumulation Period chosen by the Owner on


     (1) the date received at the Operations Center, or

     (2) if the day Net Purchase Payments are received is not a Busi-ness Day, then on the next Business Day.

Interest will be credited daily.


CALCULATION OF FUND VALUE


The Contract's Fund Value will reflect:

o The investment performance of the selected subaccount(s) of MONY America Variable Account A.

o Amounts credited (including interest) to the Guaranteed Interest Account with Market Value Adjustment.

o Any Net Purchase Payments.


o Any transfer charges.

o Any partial surrenders.


o Any outstanding debt.

o All Contract charges (including surrender charges and market value adjustments) imposed.

There is no guaranteed minimum Fund Value, except to the extent Net Purchase Payments have been allocated to the Guaranteed Interest Account with Market Value Adjustment. Because a Contract's Fund Value at any future date will be dependent on a number of variables, it cannot be predetermined.


The Fund Value will be computed first on the Effective Date and thereafter on each Business Day. On the Effective Date, the Contract's Fund Value will be the Net Purchase Payments received on or before the Effective Date plus any interest credited on those Payments during the period when Net Purchase Payments are held in the General Account. (See "Issuance of the contract".)


After amounts allocated to the subaccounts are transferred from the General Account to MONY America Variable Account A, on each Business Day, the Contract's Fund Value will be computed as follows:

     (1) Determine the aggregate of the Fund Values attributable to the Contract in each of the subaccounts on that Business Day. This is done by multiplying the subaccount's unit value on that date by the number of subaccount units allocated to the Contract. The computation of the Contract's Fund Value in the subaccount is done before any other Contract transactions on that Business Day.


     (2)   Add any amount credited to the Guaranteed Interest
           Account with Market Value Adjustment before that Business Day. This amount is the aggregate of all Net Purchase Payments allocated to the Guaranteed Interest Account with Market Value Adjustment and:

           o   The addition of any interest credited.

           o   Addition or subtraction of any amounts transferred.

           o   Subtraction of any partial surrenders.

           o Subtraction of any Contract charges, surrender charges, transfer charges, and any Market Value Adjustments


     (3) Add the value held in the loan account to secure Contract loans and interest credited on that day on that amount;

     (4)   Add any Net Purchase Payment received on that Business
           Day;


                                    Detailed information about the contract   18

      (5) Subtract any partial surrender amount (reflecting any surren-der charge and Market Value Adjustment) made on that Business Day;


      (6) Subtract any annual contract charge and/or transfer charge deductible on that Business Day.

Regarding (1) above, for each subaccount we multiply the number of units credited to that subaccount by its unit Value on that Business Day. The multiplication is done before the purchase or redemption of any units on that Business Day.


If a transaction would ordinarily require that the Contract's Fund Value be computed for a day that is not a Business Day, the next following Business Day will be used.


TRANSFERS. You may transfer the value of the Contract among the subaccounts after the right to return Contract period has expired by sending a proper written request to the Company's Operations Center. Transfers may be made by telephone, facsimile or via the web if proper authorization has been received at the Company's Operations Center. (See "Telephone/fax/web transactions.") Transfers will be executed at the net asset value next calculated by the Company if the transfer instruction is received before 4:00 P.M. (Eastern Time) on a day on which the New York Stock Exchange is open for business. If the New York Stock Exchange is not open for business on the day of receipt, the transfer instruction will be executed at the net asset value calculated at the close of business on the first day thereafter on which the New York Stock Exchange is open for business. Such transfers are subject to the Company's rules and conditions for such privilege. There are no limitations on the number of transfers between subaccounts.


Transfers may be postponed for any period during which

(1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.


A transfer charge is not currently imposed on transfers. (See "Deductions from fund value -- Transfer charge.") However, the Company reserves the right to impose a charge which will not exceed $25 per transfer. If imposed the charge will be deducted from the first subaccount(s) or the Guaranteed Interest Account with Market Value Adjustment you designate funds to be transferred from. This charge is in addition to the amount transferred. All transfers in a single request are treated as one transfer transaction. A transfer resulting from the first reallocation of Fund Value at the end of the right to return Contract period will not be subject to a transfer charge and transfers made at the end of an Accumulation Period of amounts allocated to the Guaranteed Interest Account with Market Value Adjustment (see below) will not be subject to a transfer charge. Under present law, transfers are not taxable transactions.


--------------------------------------------------------------------------------
CONTRACT YEAR -- Any period of twelve (12) months commencing with the Effective Date and each Contract Anniversary thereafter.

CONTRACT ANNIVERSARY -- An anniversary of the Effective Date of the Contract.
--------------------------------------------------------------------------------
TRANSFERS INVOLVING THE GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT. Transfers may be made from the Guaranteed Interest Account with Market Value Adjustment at any time, but, if they are made before the end of the 3, 5, 7, or 10 year Accumulation Period there will be a market value adjustment for Contracts issued in most states. If the transfer request is received within 30 days before the end of the Accumulation Period, no market value adjustment will apply. If multiple Accumulation Periods are in effect, your transfer request must specify from which Accumulation Period(s) we are to make the transfer.


Contracts issued in Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington with fund value in the Guaranteed Interest Account with Market Value Adjustment must maintain a minimum Fund Value in the Guaranteed Interest Account with Market Value Adjustment of $2,500.


TRANSFERS BY THIRD PARTIES. As a convenience to Owners, the Company may allow an Owner to give certain third parties the right to effect transfers on the Owner's behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of Fund Value. Such transfers can disrupt the orderly management of the portfolios underlying the Contract, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. The Company believes that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Contracts, and the management of the Funds share this position. Therefore, the Company may limit or disallow transfers made by a third party. The Company will mail notification to the Owner within one Business Day if it does not execute a transfer. The limitations on transfers by third parties do not, however, prevent Owners from making their transfer requests, subject to the Company's disruptive transfer provisions. (See "Payment and allocation of purchase payments -- Disruptive transfer activity.")

TELEPHONE/FAX/WEB TRANSACTIONS.

Prior allocation instructions may be changed or transfers requested by telephone, fax or via the web subject to the Company's rules and the Company's right to modify or terminate the telephone/fax/web privilege. The Company reserves the right to deny any telephone, fax or web request.


If all telephone lines are busy or the internet is not available (for example, during periods of substantial market fluctuations), Owners


19 Detailed information about the contract may be unable to request telephone, fax or web allocation changes or transfers by telephone, fax or web. In such cases, an Owner would submit a written request.


The Company has adopted rules relating to changes of allocations and transfers by telephone, fax or web which, among other things, outlines procedures designed, and which the Company believes are reasonable, to prevent unauthorized instructions. If the Owner does not follow these procedures:

(1) the Company shall not be liable for any loss as a result of following fraudulent telephone, fax or web instructions; and

(2) the Owner will, therefore, bear the entire risk of loss due to fraudulent telephone, fax or web instructions.

A copy of the rules and the Company's form for electing telephone, fax or web allocation and transfer privileges is available from licensed agents of the Company who are also registered representatives by calling 1-800-487-6669. The telephone, fax or web allocation and transfer privileges may also be elected by completing the telephone, fax or web authorization. The Company's form or a Contract application with a completed telephone, fax or web authorization must be signed and received at the Company's Operations Center before telephone allocation instructions will be accepted.

SPECIAL NOTE ON RELIABILITY. Please note that the internet or our telephone system may not always be available. Any system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transactions by writing our Operations Center.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy and contract owners.

We currently require that any transfer request of $250,000 or more must be submitted in writing to our customer service office by U.S. mail (first class). Overnight mail is not permitted for those transfer requests. We measure the $250,000 threshold on a daily basis and combine transfer activities for all contracts with the same or related owner. We do not permit exceptions to this policy. We may change this policy, and any new or revised policy will apply to all contract owners uniformly.

The EQ Advisors Trust (the "Trust") has adopted policies and procedures designed to discourage disruptive transfers by contract owners investing in the portfolios of the Trust. The Trust discourages frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. As a general matter, the Trust reserves the right to refuse or limit any purchase or exchange order by a particular investor (or group of related investors) if the transaction is deemed harmful to the portfolio's other investors or would disrupt the management of the portfolio. The Trust monitors aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the Trust obtains from us contract owner trading activity. The Trust currently considers transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity. When a contract owner is identified as having engaged in a potentially disruptive transfer for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity, we currently prohibit the use of voice,



                                    Detailed information about the contract   20
fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or the Trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. The current and any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

We may also offer investment options with underlying portfolios that are not part of the EQ Advisors Trust (the "unaffiliated trusts"). Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which may be different than those applied by the affiliated trusts. In most cases, the unaffiliated trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectus for the underlying trust for information regarding the policies and procedures, if any, employed by that trust and any associated risks of investing in that trust. If an unaffiliated trust advises us that there may be disruptive transfer activity from our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. If the underlying trust determines that the trading activity of a particular contract owner is disruptive, we will take action to limit the disruptive trading activity of that contract owner as discussed above.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans that provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners/participants may be treated differently than others, resulting in the risk that some contract owners/ participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


TERMINATION OF THE CONTRACT

The Contract will remain in effect until the earlier of:


(1) the date the Contract is surrendered in full,

(2) the date annuity payments start,

(3) the Contract Anniversary on which, after deduction for any annual contract charge then due, no Fund Value in the subaccounts and the Guaranteed Interest Account with Market Value Adjustment remains in the Contract, or


(4) the date the death benefit is payable under the Contract.


21  Detailed information about the contract

5. Surrenders

--------------------------------------------------------------------------------


The Owner may elect to make a surrender of all or part of the Contract's Fund Value provided it is:

o on or before the annuity payments start, and

o during the lifetime of the Annuitant.


Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request is received by the Company at its Operations Center.


The amount of the surrender may be equal to the Contract's Cash Value, which is its Fund Value less:

(1) any applicable surrender charge, and

(2) any applicable Market Value Adjustment.

The surrender may also be for a lesser amount (a "partial surrender"). Requested partial surrenders that would leave a Cash Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Cash Value will be paid to the Owner. For a partial surrender, any surrender charge or any applicable Market Value Adjustment will be in addition to the amount requested by the Owner. A partial surrender may reduce your death benefit proportionately by the same percentage that the surrender (including any surrender charge and any market value adjustment, if applicable) reduced Fund Value.

A surrender will result in the cancellation of units and the withdrawal of amounts credited to the Guaranteed Interest Account with Market Value Adjustment Accumulation Periods as chosen by the Owner. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus, if applicable, any surrender charge and any applicable Market Value Adjustment. For a partial surrender, the Company will cancel units of the particular subaccounts and withdraw amounts from the Guaranteed Interest Account with Market Value Adjustment Accumulation Period under the allocation specified by the Owner. The unit value will be calculated as of the end of the Business Day the surrender request is received. The Owner can specify partial surrender allocations by either amount or percentage. Allocations by percentage must be in whole percentages (totaling 100%). The minimum percentage of allocation for a partial surrender is 10% of any subaccount or Guaranteed Interest Account with Market Value Adjustment designated by the Owner. The request will not be accepted if:


o there is insufficient Fund Value in the Guaranteed Interest Account with Market Value Adjustment or a subaccount to provide for the requested allocation against it, or

o the request is incomplete or incorrect.

Any surrender charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount in the same proportion that each allocation bears to the total amount of the partial surrender. Contracts issued in Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington must maintain a minimum Fund Value in the Guaranteed Interest Account with Market Value Adjustment of $2,500.


The amount of any surrender, death benefit, or transfer payable from MONY America Variable Account A amount will be paid in accordance with the requirements of the 1940 Act. However, the Company may be permitted to postpone such payment under the 1940 Act. Postponement is currently permissible only for any period during which:


(1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.


Any surrender involving payment from amounts credited to the Guaranteed Interest Account with Market Value Adjustment may be postponed, at the option of the Company, for up to 6 months from the date the request for a surrender is received by the company. Surrenders involving payment from the Guaranteed Interest Account with Market Value Adjustment may in certain circumstances and in certain states also be subject to a Market Value Adjustment, in addition to a surrender charge. The Owner may elect to have the amount of a surrender settled under one of the settlement options of the Contract. (See "Annuity provisions".)


Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Internal Revenue Code. Owners should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.


The tax results of a cash surrender should be carefully considered. (See "Federal tax status".)


Please note: If mandated under applicable law, we may be required to reject a Purchase Payment. In addition, we may also be required to block an Owner's account and thereby refuse to honor any request for transfers, partial surrenders, loans or death benefits until instructions are secured from the appropriate regulator. We may also be required to provide additional information about your account to government regulators.


                                                                  Surrenders  22

6. Loans

--------------------------------------------------------------------------------


Qualified Contracts issued under an Internal Revenue Code Section 401(k) plan will have a loan provision (except in the case of Contracts issued in Vermont) under which a loan can be taken using the Contract as collateral for the loan. All of the following conditions apply in order for the amount to be considered a loan, rather than a (taxable) partial surrender:


o The term of the loan must be 5 years or less.

o Repayments are required at least quarterly and must be substantially level.

o The loan amount is limited to certain dollar amounts as specified by the IRS.


The Owner (Plan Trustee) must certify that these conditions are satisfied.


In any event, the maximum outstanding loan on a Contract is 50% of the Fund Value in the subaccounts and/or the Guaranteed Interest Account with Market Value Adjustment. Loans are not permitted before the end of the right to return Contract period. In requesting a loan, the Owner must specify the subaccounts from which Fund Value equal to the amount of the loan requested will be taken. Loans from the Guaranteed Interest Account with Market Value Adjustment are not taken until Fund Value in the subaccounts is exhausted. If in order to provide the Owner with the amount of the loan requested, and Fund Values must be taken from the Guaranteed Interest Account with Market Value Adjustment, then the Owner must specify the Accumulation Periods from which Fund Values equal to such amount will be taken. If the Owner fails to specify subaccounts and Accumulation Periods, the request for a loan will be returned to the Owner.

Values are transferred to a loan account that earns interest at an annual rate of 3.50%. The annual loan interest rate charged on outstanding loans will be 6% in arrears. Any interest not paid when due will be added to the loan and bear interest at the 6% annual rate.


Loan repayments must be specifically earmarked as loan repayment and will be allocated to the subaccounts and/or the Guaranteed Interest Account with Market Value Adjustment using the most recent payment allocation on record. Otherwise, we will treat the payment as a Net Purchase Payment.


23  Loans

7. Death benefit


--------------------------------------------------------------------------------


DEATH BENEFIT PROVIDED BY THE CONTRACT
The Company will pay a death benefit to the Beneficiary if


     (1)  the Annuitant dies, and

     (2)  the death occurs before the annuity payments start.


If there are funds allocated to the Guaranteed Interest Account with Market Value Adjustment at the time of death, any applicable market value adjustment will be waived. If the death of the Annuitant occurs on or after the annuity payments start, no death benefit will be payable except as may be provided under the settlement option elected.

The death benefit depends upon the benefit option package in effect on the date the Annuitant dies. You may not change benefit option packages once you select an option. For the chart relating to the death benefit under Contracts issued in the State of Washington, see Appendix A.




----------------------------------------------------------------------------------------------
 Option 1                                       Option 2
----------------------------------------------------------------------------------------------
 The greater of:                                The greatest of:
----------------------------------------------------------------------------------------------
(1)  The Fund Value less any outstanding        (1)  The Fund Value less any outstanding
     debt on the date due proof of the               debt on the date due proof of the
     Annuitant's death is received by the            Annuitant's death is received by the
     Company                                         Company
or                                              or
(2)  The Purchase Payments paid, reduced        (2)  The Purchase Payments paid, reduced
     proportionately by each partial surrender,      proportionately by each partial surren-
     any surrender charges, any outstanding          der, any surrender charges, any
     debt, and plus or minus any market value        outstanding debt, and plus or minus
     adjustment*                                     any market value adjustment*
                                                or
                                                (3)  Step Up Value (see description below).



----------------------------------------------------------------------------------------------
                                                Plus:
----------------------------------------------------------------------------------------------
                                                Earnings Increase Death Benefit (see "Earn-
                                                ings Increase Death Benefit" section)
----------------------------------------------------------------------------------------------


---------------------------------------------------
Option 3**
---------------------------------------------------
The greatest of:
---------------------------------------------------

(1) The Fund Value less any outstanding debt debt on the date due proof of the Annuitant's death is received by the Company

or
(2)  The Purchase Payments paid, reduced
     proportionately by each partial surrender, any surrender charges, any outstanding debt, and plus or minus any market value adjustment*
or
(3)  Step Up Value (see description below)

or
(4)  Roll Up Value (see description below).
---------------------------------------------------
Plus:
---------------------------------------------------
Earnings Increase Death Benefit (see "Earnings
Increase Death Benefit" section)
---------------------------------------------------

* In the calculation of the death benefit for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any surrender charge and any market value adjustment divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. For certain Contracts purchased prior to July 22, 2003, the death benefit is the greater of: (1) The Fund Value less any outstanding debt on the date due proof of the Annuitant's death is received by the Company, or (2) The Purchase Payments paid, less any partial surrenders and their surrender charges minus any outstanding debt, and plus or minus any market value adjustment.


** As of November 29, 2004, Option 3 was no longer available for new business.



                                                                Death benefit 24

In general, on the death of an Owner who is not the Annuitant, amounts must be distributed from the Contract. (See "Provisions required by Section 72(s) of the Code" later in this prospectus.) We will impose applicable surrender charges. (See "Charges and deductions" later in this prospectus.)

STEP UP VALUE


On the first Contract Anniversary, the Step Up Value is equal to the Fund Value of the Contract. Thereafter, on each subsequent Contract Anniversary prior to the Annuitant's 81st birthday, the Step Up Value will be recalculated to equal the greater of:


(1) the Fund Value on that Contract Anniversary; or


(2) the Step Up Value most recently calculated


     o reduced proportionately* by any partial surrenders (includ-ing surrender charges and any applicable market value adjustments assessed) since the last recalculation anniversary,

     o plus any Purchase Payments made since the last recalcula-tion anniversary.


On each Contract Anniversary on or after the annuitant's 81st birthday, the Step Up Value shall be equal to the step up value on the Contract Anniversary preceding the annuitant's 81st birthday reduced proportionately by the same percentage that any partial surrenders (including surrender charges and any applicable market value adjustments assessed) reduced your Fund Value since that Contract Anniversary plus any Purchase Payments made since that Contract Anniversary.



The Step Up Value payable on death will be the Step Up Value on the Contract Anniversary immediately preceding the death of the Annuitant (or Secondary Annuitant, if any):

o reduced proportionately by any partial surrenders including surrender charges and any applicable market value adjustments assessed since that anniversary;

o  plus any Purchase Payments made since that Contract Anniversary; and

o  less any outstanding debt.

In no event will the Step Up Value payable on death exceed 200% of:

o the total Purchase Payments made reduced proportionately for each partial surrender (including surrender charges and any applicable market value adjustments assessed) and

o  less any outstanding debt.

ROLL UP VALUE

The Roll Up Value will be calculated as follows. On each Contract Anniversary prior to the Annuitant's 81st birthday, the Roll Up Value is the total of:

o Purchase Payments accumulated at an annual interest rate of 5% from the date of the Purchase Payment to the date due proof of the Annuitant's death is received by the Company but not beyond the most recent contract anniversary prior to the Annuitant's 81st birthday;

o plus any Purchase Payments made after the most recent Contract Anniversary prior to the Annuitant's 81st birthday but before the date due proof of death is received by the Company;

o less partial surrenders (including surrender charges and any applicable Market Value Adjustments) accumulated at an annual interest rate of 5% from the date of the partial surrender to the date due proof of the Annuitant's death is received by the Company but not beyond the most recent Contract Anniversary prior to the Annuitant's 81st birthday;

o less any partial surrenders made after the most recent Contract Anniversary prior to the Annuitant's 81st birthday but before the date due proof of the Annuitant's death is received by the Company; and

o  less any outstanding debt.

On each Contract Anniversary on or after the Annuitant's 81st birthday, the Roll Up Value shall be equal to the Roll Up Value on the Contract Anniversary preceding the Annuitant's 81st birthday

o less any partial surrenders (including surrender charges and Market Value Adjustments assessed) since that Contract Anniversary;

o  plus any Purchase Payments made since that Contract Anniversary;

o  less any outstanding debt.

The Roll Up Value payable on death will be the Roll Up Value on the Contract Anniversary immediately preceding the death of the Annuitant (or Secondary Annuitant, if any)

o less any partial surrenders (including surrender charges and any applicable market value adjustments assessed) since that Contract Anniversary;

o  plus any Purchase Payments made since that Contract Anniversary, and

o  less any outstanding debt.

In no event will the roll up value payable on death exceed 200% of:

o the total Purchase Payments made reduced proportionately by the same percentage that any partial surrenders (including surrender charges and any applicable Market Value Adjustments assessed) reduced your Fund Value and;

o  less any outstanding debt.


EARNINGS INCREASE DEATH BENEFIT

If Option 2 is selected or Option 3 was selected, an additional death benefit, called the Earnings Increase Amount may be added to the applicable death benefit otherwise payable under the Contract. The amount of the Earnings Increase Amount depends upon the age of the Annuitant on the Contract's Effective Date.

---------------------
* In the calculations of Step Up Value, for each partial surrender, the proportionate reduction percentage is equal to the amount of that partial surrender divided by the Fund Value immediately before the partial surrender.



25  Death benefit

If the Annuitant was age 69 or younger on the Contract's Effective Date, the Earnings Increase Amount is equal to 40% of the lesser of:

(1) Net Purchase Payments; or

(2) Fund Value minus Purchase Payments.

If the Annuitant was age 70 or older on the Contract's Effective Date, the Earnings Increase Amount is equal to 25% of the lesser of:

(1) Net Purchase Payments; or

(2) Fund Value minus Purchase Payments.


The payments and values described in (1) and (2) above


(a) do not include Purchase Payments made during the 12-month period immediately prior to the date due proof of death is received by the Company; and

(b) reflect any partial surrenders made including any applicable Market Value Adjustment and any surrender charge, and less any outstanding debt.


The Earnings Increase Amount is calculated as of the date due proof of death of the Annuitant (or Secondary Annuitant) prior to the annuity starting date is received by the Company.


There are important things you should consider before you select the earnings increase death benefit. These include:

o The earnings increase death benefit does not guarantee that any amount will be added to your death benefit when payable. You bear the investment risk of investing in the subaccounts. Market declines may cause your Fund Value to be less than your Net Purchase Payments. In that event, we will not pay any amount under the Earnings Increase Death Benefit.

o Once you select the Earnings Increase Death Benefit, you cannot cancel it. This means that regardless of any changes in your circumstances, or even if the investment performance of the portfolios is such that the resulting basic death benefit would be sufficient to meet your needs, we will continue to assess the Earnings Increase Death Benefit charges.

o Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Increase Death Benefit option, as well as the other aspects of the Contract.

ELECTION AND EFFECTIVE DATE OF ELECTION

The Owner may elect to have the death benefit of the Contract applied under one of four settlement options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. The election must take place


(1) during the lifetime of the Annuitant, and


(2) before the annuity payments start.

If no election of a settlement option for the death benefit is in effect on the date when proceeds become payable, the Beneficiary may elect

(1) to receive the death benefit in the form of a lump sum payment; or

(2) to have the death benefit applied under one of the settlement options.

(See "Settlement options".) If an election by the payee is not received by the Company within one month following the date proceeds become payable, the payee will be considered to have elected a lump sum payment. Either election described above may be made by filing a written election with the Company in such form as it may require. Any proper election of a method of settlement of the death benefit by the Owner will become effective on the date it is signed. However, any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operations Center.

Settlement option availability may be restricted by the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the death benefit.


PAYMENT OF DEATH BENEFIT PROCEEDS

If the death benefit proceeds are to be paid in cash to the Beneficiary, payment will be made within seven (7) days of the date due proof of death of the Annuitant is received.

The Company may be permitted to postpone such payment from amounts payable from MONY America Variable Account A under the 1940 Act. If the death benefit is to be paid in one sum to the successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company. Unless another election is made, the death benefit proceeds will be transferred to an interest bearing checking account. The Beneficiary may make partial or full withdrawals from such account through a checkbook provided to the Beneficiary.



                                                              Death benefit   26

8. Charges and deductions

--------------------------------------------------------------------------------


The following table summarizes the charges and deductions under the Contract:



------------------------------------------------------------------------------------------------------------------------------------
                                       Deductions from Purchase Payments
------------------------------------------------------------------------------------------------------------------------------------
Tax charge                                                           Range for State and local premium tax -- 0% to 3.50%(1).
                                                                     Federal -- Currently 0%
                                                                     (Company reserves the right to charge in the future.)
------------------------------------------------------------------------------------------------------------------------------------
                                     Daily Deductions from MONY America Variable Account A
------------------------------------------------------------------------------------------------------------------------------------
Mortality & expense risk charge                                       Option 1
    Annual Rate deducted daily from average daily net assets          Maximum daily rate -- 0.003836%
                                                                      Maximum annual rate -- 1.40%
                                                                     ---------------------------------------------------------------
                                                                      Option 2
                                                                      Maximum daily rate -- 0.005342%
                                                                      Maximum annual rate -- 1.95%
                                                                     ---------------------------------------------------------------
                                                                      Option 3(2)
                                                                      Maximum daily rate -- 0.007671%
                                                                      Maximum annual rate -- 2.80%
------------------------------------------------------------------------------------------------------------------------------------
                                                      Deductions from Fund Value
------------------------------------------------------------------------------------------------------------------------------------
Annual contract charge                                                Maximum annual contract charge
Option 1 -- Current charge is $30.                                    Option 1 -- The annual contract charge may be increased
                                                                      to a maximum of $50 on 30 days written notice.
Option 2 -- Current charge is $0.                                     Option 2 -- The annual contract charge may be increased
                                                                      to a maximum of $50 on 30 days written notice.
Option 3(2) -- Current charge is $0.                                  Option 3(2) -- The annual contract charge may be
                                                                      increased to a maximum of $50 on 30 days written notice.
------------------------------------------------------------------------------------------------------------------------------------
Transaction and other charges                                         Maximum Transaction and Other Charges

Transfer charge
Option 1 -- Current charge is $0.                                     Option 1 -- The Company has reserved the right to impose
                                                                      a charge for each transfer which will not exceed $25.
Option 2 -- Current charge is $0.                                     Option 2 -- The Company has reserved the right to impose
                                                                      a charge for each transfer which will not exceed $25.
Option 3(2) -- Current charge is $0.                                  Option 3(2) -- The Company has reserved the right to
                                                                      impose a charge for each transfer which will not exceed $25.
------------------------------------------------------------------------------------------------------------------------------------
Surrender charge                                                      See grading schedule and "Charges and deductions --
  Grades from 7% to 0% of Fund Value surrendered based on a schedule  Charges against fund value" for details of how it is com-
                                                                      puted.
------------------------------------------------------------------------------------------------------------------------------------
Loan interest spread                                                  2.50%
------------------------------------------------------------------------------------------------------------------------------------

(1)  Company currently assumes responsibility; current charge to Owner 0%.

(2) As of November 29, 2004, Option 3 was no longer available for new business.

The following provides additional details of the charges and deductions under the Contract.

Please note that the amount of the charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use such profits for any corporate purpose, including the payment of sales expenses.


27 Charges and deductions

DEDUCTIONS FROM PURCHASE PAYMENTS

Deductions may be made from Purchase Payments for a charge for state and local premium or similar taxes prior to allocation of any Net Purchase Payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future Purchase Payments. If the Company is going to make deductions for such tax from future Purchase Payments, it will give notice to each affected Owner.


CHARGES AGAINST FUND VALUE


DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT A

MORTALITY AND EXPENSE RISK CHARGE. The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of MONY America Variable Account A. The charge varies based on the benefit option package selected.


Option 1 -- For Option 1, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.20% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.40% from the value of the net assets of MONY America Variable Account A. The mortality and expense risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003288% (guaranteed not to exceed 0.003836%) multiplied by the number of days since the last Business Day.

Option 2--For Option 2, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.70% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95% from the value of the net assets of MONY America Variable Account A. The mortality and expense risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.004658% (guaranteed not to exceed 0.005342%) multiplied by the number of days since the last Business Day.

Option 3--For Option 3, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 2.35% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 2.80% from the value of the net assets of MONY America Variable Account A. The mortality and expense risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.006438% (guaranteed not to exceed 0.007671%) multiplied by the number of days since the last Business Day.

The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3.50% interest. In addition, the Company also assumes risk in connection with the Step-Up Value, Roll-Up Value and Earnings Increase Death Benefit. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the expense charges provided in the Contracts.

If the amount of the mortality and expense risk charge exceeds the amount needed, the excess will be kept by the Company in its General Account. If the amount of the charge is inadequate, the Company will pay the difference out of its General Account.



DEDUCTIONS FROM FUND VALUE

ANNUAL CONTRACT CHARGE. The Company has primary responsibility for the administration of the Contract and MONY America Variable Account A. An annual contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.


The Company intends to administer the Contract itself through an arrangement whereby it may buy some administrative services from AXA Equitable and such other sources as may be available.

The current amount of the annual contract charge depends upon the benefit option package selected.



--------------------------------------------------------------------------------
                       Annual Contract Charge
--------------------------------------------------------------------------------
           Option 1               Option 2              Option 3
--------------------------------------------------------------------------------
Current charge is $30.   Current Charge is     Current Charge is
                         $0.                   $0.
--------------------------------------------------------------------------------
The annual contract      The annual con-       The annual con-
    charge may be        tract charge may      tract charge may
    increased to a       be increased to a     be increased to a
    maximum of $50.      maximum of $50.       maximum of $50.
--------------------------------------------------------------------------------

The Owner will receive a written notice 30 days in advance of any change in the charge. Any applicable charge will be assessed once per year on the Contract Anniversary, starting on the first Contract Anniversary.


If applicable, the annual contract charge is deducted from the Fund Value on each Contract Anniversary before the date annuity payments start.


The amount of the charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount of MONY America Variable Account A in the same proportion that the Fund Value in those accounts bears to the Fund Value of the Contract. The Company does not expect to make any profit from the Annual Contract Charge.


                                                      Charges and deductions  28

TRANSFER CHARGE. Contract value may be transferred among the subaccounts or to or from the Guaranteed Interest Account with Market Value Adjustment and one or more of the subaccounts (including transfers made by telephone, facsimile or via the web, if permitted by the Company). Although we currently do not charge for transfers, the Company reserves the right to impose a transfer charge for each transfer instructed by the Owner. The transfer charge compensates the Company for the costs of effecting the transfer. The transfer charge will not exceed $25. The Company does not expect to make a profit from the transfer charge. If imposed, the transfer charge will be deducted from the Contract's Fund Value held in the subaccount(s) or from the Guaranteed Interest Account with Market Value Adjustment from which the first transfer is made.

SURRENDER CHARGE. A contingent deferred sales charge (called a "Surrender Charge") will be imposed when a full or partial surrender is requested or at the start of annuity benefits if it is during the first eight years of the Contract.

The surrender charge will never exceed 7% of the total Fund Value. The surrender charge is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference. The Company will use funds from its General Account, which may contain funds deducted from MONY America Variable Account A to cover mortality and expense risks borne by the Company. (See "Mortality and expense risk charge".)

We impose a surrender charge when a full or partial surrender is made during the first eight Contract Years, except as provided below.

A surrender charge will not be imposed:


(1) Against Fund Value surrendered after the eighth Contract Year.


(2) To the extent necessary to permit the Owner to obtain an amount equal to the free partial surrender amount (See "Free partial surrender amount").

(3) If the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See "Settlement options"). The elimination of a surrender charge in this situation does not apply to Contracts issued in the State of Texas.


(4) Subject to approval within a state, if the Owner is confined in a Nursing Home and the following conditions are met:

     (a) At the time a request for a full or partial surrender is made, the Company receives proof the Owner is currently confined to a Nursing Home and has spent a period of 90 consecutive days in the Nursing Home;

     (b) the confinement must have been prescribed by a physician;

     (c) the 90-day period must have started after the Contract's first anniversary; and

     (d) the Annuitant is between ages 0-75 at the time the Contract is issued.

--------------------------------------------------------------------------------
NURSING HOME* -- A facility which

(a) is licensed by or legally operated in a state as a skilled or intermediate care facility;
(b) provides 24 hour per day nursing care under the supervision of a reg istered nurse to persons who do not require hospitalization but who do require care above the level of room and board with assistance;
(c)  is under the supervision of a physician; and
(d) maintains a daily clinical record of each patient in conformance with a plan of care.

A nursing home does not include a hospital or a facility licensed only to offer supervised or assisted room and board, rest care, care of the aged or treatment of alcoholism, drug addictions or mental or nervous disorders.

*The definition of Nursing Home may vary by state.
--------------------------------------------------------------------------------

In no event will the aggregate surrender charge exceed 7% of the Fund Value. Further, in no event will the surrender charges imposed, when added to any surrender charges previously paid on the Contract, exceed 9% of aggregate Purchase Payments made to date for the Contract.

The Owner may specify whether he/she wants the surrender charge to be deducted from the amount requested for surrender or the Fund Value remaining. If not specified or if the Fund Value remaining is not sufficient, then the surrender charge will be deducted from the amount requested for surrender. If it is specified that the surrender charge will come from the remaining Fund Value and it is sufficient, then the Company will determine the appropriate amount to be surrendered in order to pay the surrender charge. Any surrender charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount of MONY America Variable Account A in the same proportion that the amount of the partial surrender allocated against those accounts bears to the total amount of the partial surrender.

No surrender charge will be deducted from death benefits except as described in "Death benefit".

If an existing MONY Master variable annuity contract issued by MONY Life Insurance Company of America is exchanged for this Contract, a separate effective date will be assigned to the Contract by endorsement for purposes of determining the amount of any Surrender Charge. The surrender charge effective date of this Contract with the endorsement will be the effective date of the existing MONY Master variable annuity contract. Your agent can provide further details. We reserve the right to disallow exchanges at any time.

AMOUNT OF SURRENDER CHARGE. The amount of the surrender charge is equal to a varying percentage of Fund Value during the first 8 Contract Years. The surrender charge is determined by multiplying the surrender charge percentage for the Contract Year by the amount of Fund Value requested as follows:



29  Charges and deductions

-------------------------------------------------------------------------
                Surrender Charge Percentage Table
-------------------------------------------------------------------------
   # of Contract Anniversaries     Surrender Charge (as a percent-
      Since Effective Date        age of Fund Value surrendered)
-------------------------------------------------------------------------
               0                                 7%
-------------------------------------------------------------------------
               1                                 7
-------------------------------------------------------------------------
               2                                 6
-------------------------------------------------------------------------
               3                                 6
-------------------------------------------------------------------------
               4                                 5
-------------------------------------------------------------------------
               5                                 4
-------------------------------------------------------------------------
               6                                 3
-------------------------------------------------------------------------
               7                                 2
-------------------------------------------------------------------------
            8 (or more)                          0
-------------------------------------------------------------------------



The amount of the surrender charge is in addition to any applicable Market Value Adjustment that may be made if the surrender is made from Fund Value in the Guaranteed Interest Account with Market Value Adjustment. (See "Guaranteed Interest Account with Market Value Adjustment -- Surrenders" and the prospectus for the Guaranteed Interest Account with Market Value Adjustment which accompanies this prospectus for further details.)

FREE PARTIAL SURRENDER AMOUNT. The surrender charge may be reduced by using the free partial surrender amount provided for in the Contract. The surrender charge will not be deducted in the following circumstances:

(1) For Qualified Contracts, (other than Contracts issued for IRA and SEP-IRA), an amount each Contract Year up to the greater of:


     (a)  $10,000 (but not more than the Contract's Fund Value), or

     (b) 10% of the Contract's Fund Value at the beginning of the Contract Year (except if the surrender is requested during the first Contract Year, then 10% of the Contract's Fund Value at the time the first surrender is requested)

(2)   For Non-Qualified Contracts (and Contracts issued for IRA and
      SEP-IRA), an amount up to 10% of the Contract's Fund Value at the beginning of the Contract Year (except if the surrender is requested during the first Contract Year, then 10% of the Contract's Fund Value at the time the first surrender is requested) may be received in each Contract Year without a surrender charge.

Free partial surrenders may only be made to the extent Cash Value in the subaccounts and/or Guaranteed Interest Account is available. For example, the Fund Value in the Variable Account could decrease (due to unfavorable investment experience) after part of the 10% was withdrawn. In that case it is possible that there may not be enough Cash Value to provide the remaining part of the 10% free partial surrender amount.

Contract Fund Value here means the Fund Value in the subaccounts (and the Guaranteed Interest Account with Market Value Adjustment not the loan account). This reduction of surrender charge does not affect any applicable Market Value Adjustment that may be made if the surrender is made from Fund Value in the Guaranteed Interest Account with Market Value Adjustment. (See "Guaranteed Interest Account with Market Value Adjustment -- Surrenders" and the prospectus for the Guaranteed Interest Account with Market Value Adjustment which accompanies this prospectus for further details.)


TAXES


Currently, no charge will be made against MONY America Variable Account A for federal income taxes. However, the Company may make such a charge in the future if income or gains within MONY America Variable Account A will incur any federal income tax liability. Charges for other taxes, if any, attributable to MONY America Variable Account A may also be made. (See "Federal tax status".)

INVESTMENT ADVISORY AND OTHER FEES

Each portfolio in which the Variable Account invests incurs certain fees and charges. To pay for these fees and charges, the portfolio makes deductions from its assets. The portfolio expenses are described more fully in each Fund prospectus.

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and cost of Contract benefits through the fees and charges imposed under the Contracts. (See "Distribution of the Contracts" for more information.)



                                                      Charges and deductions  30

9. Annuity provisions

--------------------------------------------------------------------------------
ANNUITY PAYMENTS
Annuity payments under a Contract will begin on the date that is selected by the Owner when the Contract is applied for. The date chosen for the start of annuity payments may be:

(1)  no earlier than the 10th Contract Anniversary, and

(2) no later than the Contract Anniversary after the Annuitant's 95th birthday.

The minimum number of years from the Effective Date to the start of annuity payments is 10. While the Annuitant is living, the date when annuity payments start may be:

(1) Advanced to a date that is not earlier than the 10th Contract Anni-versary.

(2) Deferred from time to time by the Owner by written notice to the Company.


The date when annuity payments start will be advanced or deferred if:


(1) Notice of the advance or deferral is received by the Company prior to the current date for the start of annuity payments.

(2) The new start date for annuity payments is a date which is not later than the Contract Anniversary after the Annuitant's 95th birthday.


The change will be effective as of the date we receive your written request at our Operations Center. You do not need to return the Contract for us to make the change unless we ask for it.

A particular retirement plan may contain other restrictions. For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on when annuity payments start.


When annuity payments start, unless Settlement Option 3 or 3A is elected, the Contract's Cash Value, less any tax charge which may be imposed upon annuitization, will be applied to provide an annuity or any other option previously chosen by the owner and permitted by the Company. If Settlement Option 3 or 3A is elected, the Contract's Fund Value (less any state taxes imposed upon annuitization) will be applied to provide an annuity.

A supplementary contract will be issued. That contract will describe the terms of the settlement. No payments may be requested under the Contract's surrender provisions after annuity payments start. No surrender will be permitted except as may be available under the settlement option elected.


GUARANTEED MINIMUM ANNUITY PAYMENTS*

Under Option 3, guaranteed minimum annuity payments are available. If certain conditions are met, a guaranteed minimum value called the "Guaranteed Annuitization Value" may be used to provide annuity payments that are greater than the annuity payments that would be provided by the Fund Value described in the Contract.

The Guaranteed Annuitization Value is:


o the sum of all net Purchase Payments made, plus


o interest accumulated at an annual rate of 5% (interest is credited from the date we receive the Purchase Payment to the Contract Anniversary prior to the Annuitant's 81st birthday),

o reduced proportionately for each partial surrender including any surrender charges and Market Value Adjustments, if applicable.


The Guaranteed Annuitization Value provides annuity payments based on the 1983 Table "a", Projection Scale "G" with 3% interest.


In no event can the Guaranteed Annuitization Value exceed 200% of:

o the net Purchase Payments made reduced proportionately for each partial surrender, including any surrender charges and any Market Value
  Adjustments, if applicable, and

o less any outstanding debt.


To apply the Guaranteed Annuitization Value to provide annuity payments, the following conditions must be met:


(1)  The Contract must have been in force for at least 7 years.

(2)  The Annuitant must have attained age 60.

(3) The annuitization must be elected within 30 days after a Contract anniversary.

(4)  Settlement Option 3 or 3A must be elected. (See "Settlement
     Options").

(5) The entire amount of Guaranteed Annuitization Value must be used to provide annuity payments.


Once annuity payments provided by the Guaranteed Annuitization Value begin, no withdrawals may be made.


The availability of guaranteed minimum annuity payments under Option 3 or 3A, does not limit the Owner's right to start annuity payments using the Contract's Cash Value or the Contract's Fund Value, as applicable, at any other time as permitted under the Contract.


ELECTION AND CHANGE OF SETTLEMENT OPTION

Instead of being paid in a single sum, you may elect to receive any death or surrender proceeds from the Contract in the form of a settlement option. During the lifetime of the Annuitant and prior to the start of annuity payments, the Owner may elect

o  one or more of the settlement options described below, or


---------------------------
* Guaranteed minimum annuity payments are not available under Contracts issued in the state of Washington.


31  Annuity provisions
   another settlement option as may be agreed to by the o
   Company.

The Owner may also change any election while the Annuitant is living if written notice of the change is received by the Company at its Operations Center prior to the start of annuity payments. If no election is in effect when annuity payments start, a lump sum payment will be considered to have been elected. For Contracts issued in the State of Texas, if no election is in effect when annuity payments start, Settlement Option 3 with a period certain of 10 years will be considered to have been elected.

Settlement options may also be elected by the Owner or the Beneficiary as provided in the Death benefit and Surrender sections of this prospectus. (See "Death benefit" and "Surrenders".)


Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.



SETTLEMENT OPTIONS

Proceeds settled under the settlement options listed below or otherwise currently available will not participate in the investment experience of MONY America Variable Account A. Unless you elect Settlement Option 1, you cannot change settlement options once settlement payments begin.

SETTLEMENT OPTION 1 -- INTEREST INCOME: The Company holds the proceeds and credits interest earned on the proceeds at a rate (not less than 2.75% per year) set by the Company each year. This Option will continue until the earlier of the date the payee dies or the date you elect another settlement option. Under certain contracts, this option is not available if the Annuitant is the payee.


SETTLEMENT OPTION 2 -- INCOME FOR SPECIFIED PERIOD: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

SETTLEMENT OPTION 3 -- SINGLE LIFE INCOME: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

SETTLEMENT OPTION 3A -- JOINT LIFE INCOME: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income, depending on the election made at the time of settlement. If the lesser (two-thirds) amount paid to the survivor is elected, the dollar amount payable while both persons are living will be larger than it would have been if the same amount paid to the survivor had been elected. If a person for whom this option is chosen dies before the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

SETTLEMENT OPTION 4 -- INCOME OF SPECIFIED AMOUNT: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10 percent of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2.75% per year.

The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described in the Contract.


The annuity payment rates may vary according to the settlement option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Settlement Options 3 and 3A is the 1983 Table "a" (discrete functions, without projections for future mortality), with 3.50% interest per year.


Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will consider the election to have been made of the longest period certain.

In Qualified Plans, settlement options available to Owners may be restricted by the terms of the plans.



FREQUENCY OF ANNUITY PAYMENTS

At the time the settlement option is chosen, the payee may request that it be paid:

o Quarterly;

o Semiannually; or


o Annually


If the payee does not request a particular installment payment schedule, the payments will be made in monthly installments. However, if the net amount available to apply under any settlement option is less than $1,000, the Company has the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of the payments to result in payments of at least $25.


ADDITIONAL PROVISIONS

The Company may require proof of the age of the Annuitant before making any life annuity payment under the Contract. If the Annuitant's age has been misstated, the amount payable will be the amount that would have been provided under the settlement option at the correct age. Once life income payments begin, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.


The Contract must be returned to the Company upon any settlement. Prior to any settlement of a death claim, proof of the Annuitant's death must be submitted to the Company.

Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company requires proof satisfactory to it that such condition has been met.


The Contracts described in this prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the



                                                          Annuity provisions  32

Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates that apply to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans.

Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII, generally and any comparable state laws that may apply, on any employment-related plan for which a Contract may be purchased.

The Contract is incontestable from its date of issue.

33  Annuity provisions

10. Other provisions

--------------------------------------------------------------------------------


OWNERSHIP

The Owner has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and Secondary Annuitant if one has been named), the Owner is the person so designated in the application, unless:


(1)  A change in Owner is requested, or

(2)  A Successor Owner becomes the Owner.

The Owner may name a Successor Owner or a new Owner at any time. If the Owner dies, the Successor Owner, if living, becomes the Owner. Any request for change must be

(1) made in writing, and
(2) received at the Company.

The change will become effective as of the date the written request is signed. A new choice of Owner or Successor Owner will apply to any payment made or action taken by the Company after the request for the change is received. Owners should consult a competent tax adviser prior to changing Owners.

--------------------------------------------------------------------------------
SUCCESSOR OWNER -- The living person who, at the death of the Owner, becomes the new Owner.
--------------------------------------------------------------------------------
PROVISION REQUIRED BY SECTION 72(S) OF THE CODE

The interest under a Non-Qualified Contract must be distributed within five years after the Owner's death if:

(1)  The Owner dies before the start of annuity payments, and

(2) The Owner's spouse is not the Successor Owner as of the date of the Owner's death.

Satisfactory proof of death must be provided to the Company.

This provision shall not extend the term of the Contract beyond the date when death proceeds become payable.


The surrender proceeds may be paid over the life of the Successor Owner if

(1)  the Successor Owner is the Beneficiary, and

(2)  the Successor Owner chooses that option.

Payments must begin no later than one year after the date of death. If the Successor Owner is a surviving spouse, then the surviving spouse will be treated as the new Owner of the Contract. Under such circumstances, it is not necessary to surrender the Contract.


If the Owner dies on or after annuity payments start, any remaining portion of the proceeds will be distributed using a method that is at least as quick as the one used as of the date of the Owner's death.


PROVISION REQUIRED BY SECTION 401(A)(9) OF THE CODE

The entire interest of a Qualified Plan participant in the Contract generally will begin to be distributed no later than the required beginning date. For this purpose "Qualified Plans" include those intended to qualify under Sections 401 and 408 of the Code. Distribution will occur either by or beginning not later than April 1 of the calendar year following the calendar year the Qualified Plan Participant attains age 701/2. The interest is distributed

(1)  over the life of such Participant, or

(2)  the lives of such Participant and designated Beneficiary.


If (i) required minimum distributions have begun, and (ii) the Participant dies before the Owner's entire interest has been distributed to him/her, the remaining distributions will be made using a method that is at least as rapid as that used as of the date of the Participant's death. The Contract generally will be surrendered as of the Participant's death if


(1)  the Participant dies before the start of such distributions, and

(2)  there is no designated Beneficiary.

The surrender proceeds generally must be distributed within 5 years after the date of death. But, the surrender proceeds may be paid over the life of any designated Beneficiary at his/her option. In such case, distributions will begin not later than one year after the December 31 following the Participant's death. If the designated Beneficiary is the surviving spouse of the Participant, distributions will begin not earlier than the December 31 following the date on which the participant would have attained age 701/2. If the surviving spouse dies before distributions to him/her begin, the provisions of this paragraph shall be applied as if the surviving spouse were the Participant. If the Qualified Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forgo distribution and treat the IRA as his/her own plan. Although the lifetime required minimum distribution rules do not apply to Roth IRAs under Section 408A of the Code, the post-death distribution rules apply.

It is the Owner's responsibility to assure that distribution rules imposed by the Code will be met. The Owner should consider the effect of recent revisions to the distribution rules which could increase the minimum distribution amount required from annuity contracts funding Qualified Plans where certain additional benefits are purchased under the Contract. The Owner may want to consult a tax advisor concerning the potential application of these complex rules before purchasing this annuity contract or purchasing additional features under this annuity contract.


SECONDARY ANNUITANT


Except where the Contract is issued in connection with a Qualified Plan, a Secondary Annuitant may be designated by the Owner. Such designation may be made only once before annuitization, either


(1)  in the application for the Contract, or

(2) after the Contract is issued, by written notice to the Company at its Operations Center.


                                                            Other provisions  34

You cannot change the Secondary Annuitant, but you can delete the Secondary Annuitant. The Secondary Annuitant may be deleted by written notice to the Company at its Operations Center. A designation or deletion of a Secondary Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to:

(1) any payment made by the Company, or

(2) action taken by the Company before the receipt of the notice at the Company's Operations Center.

The Secondary Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary following the Secondary Annuitant's 95th birthday.

On the death of the Annuitant, the Secondary Annuitant will become the Annuitant, under the following conditions:

(1) the death of the Annuitant must have occurred before the Annuity Starting Date;

(2) the Secondary Annuitant is living on the date of the Annuitant's death;

(3) if the Annuitant was the Owner on the date of death, the Succes-sor Owner must have been the Annuitant's spouse; and

(4) if the date annuity payments start is later than the Contract Anni-versary nearest the Secondary Annuitant's 95th birthday, the date annuity payments start will be automatically advanced to that Contract Anniversary.

EFFECT OF SECONDARY ANNUITANT'S BECOMING THE ANNUITANT. If the Secondary Annuitant becomes the Annuitant, the Death Benefit proceeds will be paid to the Beneficiary only on the death of the Secondary Annuitant. If the Secondary Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be automatically changed to the person who was the successor Beneficiary on the date of death. If there was no successor Beneficiary, then the Secondary Annuitant's executors or administrators, unless the Owner directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Secondary Annuitant as if the Secondary Annuitant were the Annuitant.


ASSIGNMENT


The Owner may assign the Contract. However, the Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Operations Center. The Company is not responsible for determining the validity or effect of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.

If the Contract is issued under certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under conditions allowed under applicable law.

Because an assignment may be a taxable event, an Owner should consult a competent tax advisor before assigning the Contract.


CHANGE OF BENEFICIARY

So long as the Annuitant is living, the Owner may change the Beneficiary or successor Beneficiary. A change is made by submitting a written request to the Company at its Operations Center. The form of the request must be acceptable to the Company. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed. The Company will not, however, be liable for any payment made or action taken before receipt of the request at its Operations Center.


SUBSTITUTION OF SECURITIES

The Company may substitute shares of another mutual fund for shares of the Funds already purchased or to be purchased in the future by Contract Purchase Payments if:

(1) the shares of any portfolio of the Funds is no longer available for investment by MONY America Variable Account A, or

(2) in the judgment of the Company's Board of Directors, further investment in shares of one or more of the portfolios of the Funds is inappropriate based on the purposes of the Contract.

The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of Contracts. We will notify you before we substitute securities in any subaccount, and, to the extent required by law, we will obtain prior approval from the Securities and Exchange Commission and the Arizona Insurance Department. We also will obtain any other required approvals. (See "Who is MONY Life Insurance Company -- MONY Variable Account A" for more information about changes we may make to the subaccounts).


CHANGE IN OPERATION OF MONY AMERICA VARIABLE ACCOUNT A


To the extent permitted by applicable law, MONY America Variable Account A (i) may be operated as a management company under the 1940 Act, (ii) may be deregistered under the 1940 Act in the event the registration is no longer required, or (iii) may be combined with any of our other MONY America Separate Accounts.

Deregistration of MONY America Variable Account A requires an order by the Securities and Exchange Commission. If there is a change in the operation of MONY America Variable Account A under this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.


35  Other provisions

11. Voting rights

--------------------------------------------------------------------------------


All of the assets held in the subaccounts of MONY America Variable Account A will be invested in shares of the designated portfolios of the Funds. The Company is the legal holder of these shares.


To the extent required by law, the Company will vote the shares of each of the Funds held in MONY America Variable Account A (whether or not attributable to Owners).

We will determine the number of votes which you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in a subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all Contracts participating in that subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in a subaccount will receive proxy voting material, reports, and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares.


                                                               Voting rights  36

12. Distribution of the contracts


--------------------------------------------------------------------------------


The Contracts are distributed through MONY Securities Corporation ("MSC"), a wholly owned subsidiary of MONY Life Insurance Company ("Company"). MSC serves as the principal underwriter of the securities issued with respect to the Separate Account and distributor for the sale of the Contracts. MSC also acts as the distributor for other variable insurance products offered by the Company. MSC is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal place of business of both MSC and the Company is 1290 Avenue of the Americas, New York, NY 10104. The offering is intended to be continuous.

The Contracts are sold by registered representatives of MSC and by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with MSC. Registered representatives of MSC are also licensed insurance agents of the Company. Affiliated broker-dealers may include Advest, Inc., AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") all of which are under the common control of AXA Financial, Inc.

On or about June 6, 2005, subject to regulatory approval, registered representatives of MSC will become registered representatives of AXA Advisors. Also, AXA Advisors and AXA Distributors will replace MSC as principal underwriter of the separate account and distributor of the Contracts. Accordingly, upon regulatory approval and implementation of the transactions described above, references in this prospectus to MSC shall thereafter be considered references to AXA Advisors and/or AXA Distributors.

AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of the Company and AXA Equitable Life Insurance Company ("AXA Equitable"), and AXA Distributors, an affiliate of the Company and indirect wholly owned subsidiary of AXA Equitable, are registered with the SEC as broker-dealers and are members of the NASD. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable annuity products. AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC.

A maximum of 6.50% of the total premiums made under the Contracts plus, starting in the second Contract Year, up to 0.25% of the account value of the Contract sold is paid, by the company to MSC, as sales compensation. MSC, in turn, may pay its financial professionals (or Selling broker-dealers) either all or a portion of the sales compensation it receives.

As discussed above, MSC has agreements with other selling broker-dealers that are NASD members and whose representatives are authorized by applicable law to sell variable insurance contracts. Effective on or about June 6, 2005, AXA Distributors may enter into selling agreements with selling broker-dealers, including broker-dealers that had previously entered into selling agreements with MSC. Commissions paid to these broker-dealers for their registered representatives will not exceed the commissions described above. The sales compensation we pay varies among broker-dealers. MSC may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with the Company.

MSC may also pay certain affiliated and/or unaffiliated broker-dealers and other financial intermediaries additional compensation for certain services and/or in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company's product on a company and/or product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a broker-dealer. We may also make fixed payments to broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for selling broker-dealers to promote the sale of our products. Additionally, as an incentive for financial professionals of selling broker-dealers to promote the sale of our products, we may increase the sales compensation paid to the selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). These types of payments are made out of the MSC's assets. Not all selling broker-dealers receive additional compensation. For more information about any such arrangements, ask your financial professional.

MSC will receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. In connection with portfolios offered through unaffiliated insurance trusts, MSC may also receive other payments from the portfolio advisers and/or their affiliates for administrative costs, as well as payments for sales meetings and/or seminar sponsorships.

In an effort to promote the sale of our products, MSC may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." Other forms of compensation financial professionals may receive include health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." For tax reasons, MSC financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of our products. However, under applicable rules



37  Distribution of the contracts
of the NASD, financial professionals of MSC may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, MSC financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products may qualify, under sales incentive programs adopted by the Company, to receive non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although the Company takes all of its costs into account in establishing the level of fees and expenses in our products, any compensation paid will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.



                                               Distribution of the contracts  38

13. Federal tax status

--------------------------------------------------------------------------------


INTRODUCTION
The Contract described in this prospectus is designed for use in connection with Qualified Plans and on a nonqualified basis. The ultimate effect of federal income taxes on

o   the value of the Contract's Fund Value,

o   annuity payments,

o   death benefit, and

o economic benefit to the Owner, Annuitant, and the Beneficiary may depend upon

o the type of retirement plan for which the Contract is purchased, and

o   the tax and employment status of the individual concerned.

The following discussion of the treatment of the Contract and of the Company under the federal income tax laws is general in nature. The discussion is based on the Company's understanding of current federal income tax laws, and is not intended as tax advice. These federal income tax laws may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a Contract. Any person considering the purchase of a Contract should consult a qualified tax adviser. Additional information on the treatment of the Contract under federal income tax laws is contained in the Statement of Additional Information. The Company does not make any guarantee regarding any tax status, federal, state, or local, of any Contract or any transaction involving the Contract.


TAXATION OF ANNUITIES IN GENERAL

The Contract described in this prospectus is designed for use in connection with Qualified Plans and on a nonqualified basis. All or a portion of the contributions to such plans will be used to make Purchase Payments under the Contract. In general, contributions to Qualified Plans and income earned on contributions to all plans are tax-deferred until distributed to plan participants or their beneficiaries. Such tax deferral is not, however, available for Non-Qualified Contracts if the Owner is other than a natural person unless the contract is held as an agent for a natural person. Annuity payments made under a Contract are generally taxable to the Annuitant as ordinary income except to the extent of:

o Participant after-tax contributions (in the case of Qualified Plans), or

o   Owner contributions (in the case of Non-Qualified Contracts).

Owners, Annuitants, and Beneficiaries should seek advice from their own tax advisers about the tax consequences of distributions, withdrawals and payments under Non-Qualified Contracts and under any Qualified Plan in connection with which the Contract is purchased. For Qualified Contracts, among other things individuals should discuss with their tax advisers are the "required minimum distribution rules" which generally require distributions to be made after age 701/2 and after death, including requirements applicable to the calculation of such required distributions from annuity contracts funding Qualified Plans.

Federal tax law imposes requirements for determining the amount includable in gross income with respect to distributions not received as an annuity. Distributions include, but are not limited to, transfers, including gratuitous transfers, and pledges of the contract are treated the same as distributions. Distributions from all annuity contracts issued during any calendar year by the same company (or an affiliate) to the Owner (other than those issued to qualified retirement plans) in the same year will be treated as distributed from one annuity contract. The IRS is given power to prescribe additional rules to prevent avoidance of this rule through serial purchases of contracts or otherwise. None of these rules affects Qualified Plans.



The Company will withhold and remit to the United States Government and, where applicable, to state and local governments, part of the taxable portion of each distribution made under a Contract unless the Owner or Annuitant:


(1) provides his or her taxpayer identification number to the Company, and

(2) notifies the Company that he or she chooses not to have amounts withheld.

Distributions of plan benefits from qualified retirement plans, other than traditional individual retirement arrangements ("traditional IRAs"), generally will be subject to mandatory federal income tax withholding unless they either are:

(1) Part of a series of substantially equal periodic payments (at least annually) for

    (a) the participant's life or life expectancy,

    (b) the joint lives or life expectancies of the participant and his/her beneficiary,

    (c) or a period certain of not less than 10 years;



(2) Required minimum distributions; or

(3) Qualifying hardship distributions.

The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible traditional retirement plan, including an IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan.



39  Federal tax status

Under the generation skipping transfer tax, the Company may be liable for payment of this tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the death benefit proceeds.


RETIREMENT PLANS

Aside from Contracts purchased on a nonqualified basis, the Contract described in this prospectus currently is designed for use with the following types of retirement plans:

(1) Pension and Profit Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing H.R. 10 (Keogh) Plans;

(2) Individual Retirement Annuities permitted by Section 408(b) of the Code, including Simplified Employee Pensions established by employers pursuant to Section 408(k);

(3) Roth IRAs permitted by Section 408A of the Code; and

(4) Deferred compensation plans provided by certain governmental entities and tax-exempt organizations under Section 457.

The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made here to provide more than general information about the use of the Contract with the various types of retirement plans. Participants in such plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company will provide purchasers of Contracts used in connection with Individual Retirement Annuities with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Contract should consult a qualified tax adviser.


TAX TREATMENT OF THE COMPANY

Under existing federal income tax laws, the income of MONY America Variable Account A, to the extent that it is applied to increase reserves under the Contract, is substantially nontaxable to the Company.



                                                          Federal tax status  40

14. Additional information

--------------------------------------------------------------------------------


This prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission or by accessing the SEC's website at http://www.sec.gov.

For further information with respect to the Company and the Contracts offered by this prospectus, including the Statement of Additional Information (which includes applicable financial statements), Owners and prospective investors may also contact the Company at its address or phone number set forth on the cover of this prospectus for requesting such statement. The Statement of Additional Information is available from the Company without charge.



41  Additional information

15. Legal proceedings

--------------------------------------------------------------------------------


MONY Life Insurance Company of America and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to an Owner's interest in MONY America Variable Account A, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.



                                                           Legal proceedings  42

16. Financial statements

--------------------------------------------------------------------------------


The audited financial statements of MONY America Variable Account A and the Company are set forth in the Statement of Additional Information.

These financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.



43  Financial statements

Appendix A: Benefit option packages, table of fees, examples and charges and deductions for contracts issued in the State of Washington


--------------------------------------------------------------------------------


                            SUMMARY OF THE CONTRACT


BENEFIT OPTION PACKAGES


There are two benefit option packages available under the Contract. Each benefit option package is distinct. You select a benefit option package at the time of application. Once a selection is made, you may not transfer from one benefit option package to another.



------------------------------------------------------------------------------------------------------------------------------------
                                       Option 1                                        Option 2
------------------------------------------------------------------------------------------------------------------------------------
Mortality and                         Current annual rate--1.20%                      Current annual rate--1.70%
expense risk charge                   Maximum annual rate--1.40%                      Maximum annual rate--1.95%
------------------------------------------------------------------------------------------------------------------------------------
Death benefit on death of annuitant   The greater of:                                 The greatest of:
                                      (1) The Fund Value less any outstanding debt    (1) The Fund Value less any outstanding debt
                                      on the date due proof of the Annuitant's death  on the date due proof of the Annuitant's death
                                      is received by the Company.                     is received by the Company.
                                      or                                              or
                                      (2) The Purchase Payments paid, reduced         (2) The Purchase Payments paid, reduced
                                      proportionately by each partial surrender, any  proportionately by each partial surrender, any
                                      surrender charges, any outstanding debt and     surrender charges, any outstanding debt and
                                      plus or minus any Market Value Adjustment.*     plus or minus any Market Value Adjustment.*
                                                                                      or
                                                                                      (3) Step Up Value (See "Death benefit")
------------------------------------------------------------------------------------------------------------------------------------
Minimum initial purchase payment      Qualified Contracts--The minimum purchase       Qualified Contracts--The minimum purchase
                                      payment for qualified plans is the same for     payment for qualified plans is the same for
                                      both options. (See "Detailed information about  both options. (See "Detailed information about
                                      the contract.")                                 the contract.")
                                      Non-Qualified Contracts--$5,000                 Non-Qualified Contracts--$10,000
------------------------------------------------------------------------------------------------------------------------------------
Issue age                             Qualified Contracts--0-80                       Qualified Contracts--0-79
                                      Non-Qualified Contracts--0-80                   Non-Qualified Contracts--0-79
------------------------------------------------------------------------------------------------------------------------------------
Annual contract charge                Current charge is $30.                          Current charge is $0.
                                                                                      The annual contract charge may be increased to
                                                                                      a maximum of $30 on 30 days written notice.
------------------------------------------------------------------------------------------------------------------------------------


* In the calculation of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any surrender charge and any Market Value Adjustment divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender.

     For certain Contracts purchased prior to July 22, 2003 , the death benefit is greater of: (1) the Fund Value less any outstanding debt on the date due proof of the Annuitant's death is received by the Company, or (2) the Purchase Payments paid, less any partial surrenders and their surrender charges, less any outstanding debt and plus or minus any Market Value Adjustment.



  Appendix A: Benefit option packages, table of fees, examples and charges and deductions for contracts issued in the State of Washington A-1

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer fund value between investment options. State premium taxes may also be deducted.




--------------------------------------------------------------------------------
 Owner Transaction Expenses:
--------------------------------------------------------------------------------
Maximum deferred sales load (surrender charge)       7.00%(1)
(as a percentage of purchase payments surrendered)
--------------------------------------------------------------------------------
Loan interest spread (effective annual rate)         2.50%(2)
--------------------------------------------------------------------------------
Maximum transfer charge                              $  25(3)
--------------------------------------------------------------------------------


The next table describes the fees and expense that you will pay periodically during the time that you own the Contract, not including Fund portfolio company fees and expenses.



--------------------------------------------------------------------------------
Maximum annual contract charge               $  30(4)
--------------------------------------------------------------------------------
Separate account annual expenses
(as a percentage of average Fund Value in the Variable
Account):
--------------------------------------------------------------------------------
 Option 1
--------------------------------------------------------------------------------
  Maximum mortality and expense risk fees    1.40%(5)
--------------------------------------------------------------------------------
  Total separate account annual expenses     1.40%(5)
--------------------------------------------------------------------------------
 Option 2
--------------------------------------------------------------------------------
  Maximum mortality and expense risk fees    1.95%(6)
--------------------------------------------------------------------------------
  Total separate account annual expenses     1.95%(6)
--------------------------------------------------------------------------------



(1) The surrender charge percentage, which reduces to zero, is determined under a surrender charge schedule. (See "Deductions from fund value -- Amount of surrender charge.")

     The surrender charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of the surrender charge. (See "Deductions from fund value -- Free partial surrender amount.")



(2) The loan interest spread is the difference between the amount of interest we charge on loans and the amount of interest we credit to amounts held in the loan account to secure loans.



(3) The transfer charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer after the first 12 transfers in a Contract Year, which will not exceed $25 (except for contracts issued in the states of South Carolina and Texas where it will not exceed $10). (See "Deductions from fund value -- Transfer charge.")




(4) The annual contract charge for Option 1 is currently $30. The annual contract charge for Option 2 is currently $0. However, the Company may in the future change the amount of the charge to an amount not exceeding $30 per Contract Year. (See "Deductions from fund value -- Annual contract charge.")




(5) The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 1.20% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.40%) from the value of the net assets of MONY America Variable Account A.




(6) The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 1.70% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95%) from the value of the net assets of MONY America Variable Account A.

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2004. You may pay portfolio company operating expenses periodically during the time that you own the Contract. More detail concerning each Fund portfolio company's fees and expenses is contained in the prospectus for each portfolio.



--------------------------------------------------------------------------------------------------------------
 Total Annual Fund Portfolio
Operating Expenses                                                                        Minimum     Maximum
--------------------------------------------------------------------------------------------------------------
(expenses that are deducted from portfolio company assets, including management fees,     0.60%       2.67%
distribution and/or services fees (12b-1 fees), and other expenses)
--------------------------------------------------------------------------------------------------------------



A-2 Appendix A: Benefit option packages, table of fees, examples and charges and deductions for contracts issued in the State of Washington

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expense, and Fund fees and expenses for the year ended December 31, 2004.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. The example assumes the minimum and maximum fees and expenses of any of the Fund portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.    a.   If you surrender your Contract at the end of the applicable time period (assuming maximum fees and expenses of any of the Fund portfolios):

           -------------------------------------------------------------------
                          1 year       3 years       5 years       10 years
           -------------------------------------------------------------------
             Option 1     $1,054       $1,821        $2,598        $4,347
             Option 2     $1,072       $1,874        $2,684        $4,510
           -------------------------------------------------------------------

      b. If you surrender your Contract at the end of the applicable time period (assuming minimum fees and expenses of any of the Fund portfolios):

           -------------------------------------------------------------------
                          1 year       3 years       5 years       10 years
           -------------------------------------------------------------------
             Option 1     $861         $1,248        $1,650        $2,431
             Option 2     $880         $1,305        $1,746        $2,636
           -------------------------------------------------------------------

2.    a.   If you do not surrender your Contract (assuming maximum fees and expenses of any of the Fund portfolios):

           -------------------------------------------------------------------
                          1 year       3 years       5 years       10 years
           -------------------------------------------------------------------
             Option 1     $419         $1,267        $2,129        $4,347
             Option 2     $438         $1,323        $2,220        $4,510
           -------------------------------------------------------------------

      b. If you do not surrender your Contract (assuming minimum fees and expenses of any of the Fund portfolios):

           -------------------------------------------------------------------
                          1 year       3 years       5 years       10 years
           -------------------------------------------------------------------
             Option 1     $213         $658          $1,129        $2,431
             Option 2     $233         $718          $1,230        $2,636
           -------------------------------------------------------------------

3.    a.   If you annuitize your Contract and the proceeds are settled under
           Settlement Options 3 or 3A (life income with annuity options) (assuming maximum fees and expenses of any of the Fund portfolios):

           -------------------------------------------------------------------
                          1 year       3 years       5 years       10 years
           -------------------------------------------------------------------
             Option 1     $1,054       $1,267        $2,129        $4,347
             Option 2     $1,072       $1,323        $2,220        $4,510
           -------------------------------------------------------------------

      b. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming minimum fees and expenses of any of the Fund portfolios):

           ------------------------------------------------------------------
                          1 year       3 years       5 years       10 years
           ------------------------------------------------------------------
            Option 1      $861         $658          $1,129        $2,431
            Option 2      $880         $718          $1,230        $2,636
           ------------------------------------------------------------------



Appendix A: Benefit option packages, table of fees, examples and charges and deductions for contracts issued in the State of Washington A-3

4.    a.   If you annuitize your Contract and the proceeds are settled under
           Settlement Options 1, 2, or 4 (annuity income without life contingencies) (assuming maximum fees and expenses of any of the Fund portfolios):


           -------------------------------------------------------------------
                          1 year       3 years       5 years       10 years
           -------------------------------------------------------------------
             Option 1     $1,054       $1,821        $2,598        $4,347
             Option 2     $1,072       $1,874        $2,684        $4,510
           -------------------------------------------------------------------

      b. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2, or 4 (annuity income without life contingencies) (assuming minimum fees and expenses of any of the Fund portfolios):

           ------------------------------------------------------------------
                          1 year       3 years       5 years       10 years
           ------------------------------------------------------------------
            Option 1      $861         $1,248        $1,650        $2,431
            Option 2      $880         $1,305        $1,746        $2,636
           ------------------------------------------------------------------

                    DETAILED INFORMATION ABOUT THE CONTRACT


Payment and allocation of purchase payments

Issue ages


The issue ages for the two benefit option packages available under the Contract vary as per the table below. The maximum issue age of the Annuitant for Option 1 is 85. The maximum issue age of the Annuitant for Option 2 is 79.

--------------------------------------------------------------------------------
                                Option 1                    Option 2
--------------------------------------------------------------------------------
      Issue Ages                 0-85                       0-79
--------------------------------------------------------------------------------


                                 DEATH BENEFIT


Death benefit provided by the contract

The death benefit depends upon the benefit option package in effect on the date the Annuitant dies. You may not change benefit option packages once you select an option.



------------------------------------------------------------------------------------------------------------------------------------
 Option 1                                                                Option 2
------------------------------------------------------------------------------------------------------------------------------------
 The greater of:                                                         The greatest of:
------------------------------------------------------------------------------------------------------------------------------------
(1) The Fund Value less any outstanding debt on the date due proof of   (1) The Fund Value less any outstanding debt on the
    the Annuitant's death is received by the Company.                       date due proof of the Annuitant's death is received
                                                                            by the Company.
or                                                                      or
(2) The Purchase Payments paid, reduced proportionately by each par-    (2) The Purchase Payments paid, reduced proportionately
    tial surrender and their surrender charges, any outstanding debt        by each partial surrender and their surrender charges,
    and plus or minus any Market Value Adjustment.*                         less any outstanding debt and plus or minus any Market
                                                                            Value Adjustment.*
                                                                        or
                                                                        (3) Step Up Value (See "Step Up Value" in the prospectus)
------------------------------------------------------------------------------------------------------------------------------------



* In the calculations of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any surrender charge and any Market Value Adjustment divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. For certain Contracts purchased prior to July 22, 2003, the death benefit is the greater of: (1) the Fund Value less any outstanding debt on the date due proof of the Annuitant's death is received by the Company, or (2) the Purchase Payments paid, less any partial surrenders and their surrender charges, less any outstanding debt and plus or minus any Market Value Adjustment.



A-4 Appendix A: Benefit option packages, table of fees, examples and charges and deductions for contracts issued in the State of Washington

                            CHARGES AND DEDUCTIONS


The following table summarizes the charges and deductions under the Contract:


------------------------------------------------------------------------------------------------------------------------------------
                                                  Deductions from purchase payments
------------------------------------------------------------------------------------------------------------------------------------
Tax charge                                                 Range for State and local premium tax -- 0% to 3.50%(1).
                                                           Federal -- currently 0%
                                                           (Company reserves the right to charge in the future.)
------------------------------------------------------------------------------------------------------------------------------------
                                        Daily deductions from MONY America Variable Account A
------------------------------------------------------------------------------------------------------------------------------------
Mortality & expense risk charge                            Option 1 Maximum daily rate -- 0.003836%
                                                           Maximum annual rate -- 1.40%
Annual rate deducted daily from net assets
                                                           Option 2
                                                           Maximum daily rate -- 0.005342%
                                                           Maximum annual rate -- 1.95%
------------------------------------------------------------------------------------------------------------------------------------
                                                     Deductions from fund value
------------------------------------------------------------------------------------------------------------------------------------
Annual contract charge                                     Maximum annual contract charge
  Option 1 -- Current charge is $30.                       Option 1 -- The maximum annual contract charge is $30.
  Option 2 -- Current charge is $0.                        Option 2 -- The annual contract charge may be increased to a maxi-
                                                           mum of $30 on 30 days written notice.
------------------------------------------------------------------------------------------------------------------------------------
Transaction and other charges                              Maximum transaction and other charges
Transfer charge                                            Option 1 -- The Company has reserved the right to impose a charge
Option 1 -- Current charge is $0.                          for each transfer after the first 12 transfers in a Contract Year which will not exceed $25.

Option 2 -- Current charge is $0.                          Option 2 -- The Company has reserved the right to impose a charge for each transfer after the first 12 transfers in a Contract Year which will not exceed $25.
------------------------------------------------------------------------------------------------------------------------------------
Surrender charge                                           See grading schedule and "Charges and deductions -- Charges against fund value" for details of how it is computed.
Grades from 7% to 0% of Fund Value surrendered
based on a schedule
------------------------------------------------------------------------------------------------------------------------------------
Loan interest spread                                       2.50%
------------------------------------------------------------------------------------------------------------------------------------


(1)    Company currently assumes responsibility; current charge to Owner 0%.


Please note that the amount of the charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use such profits for any corporate purpose, including the payment of sales expenses.

Deductions from purchase payments

Deductions may be made from Purchase Payments for state and local premium taxes prior to allocation of any Net Purchase Payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future payments. If the Company is going to make deductions for such tax from future Purchase Payments, it will give notice to each affected Owner.


Charges against fund value

Daily deduction from MONY America Variable Account A

Mortality and expense risk charge. The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of MONY America Variable Account A. The charge varies based on the benefit option package selected. The mortality and expense risk charge will not be deducted from the Guaranteed Interest Account.

Option 1 -- For Option 1, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.20% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.40% from the value of the net assets of MONY America Variable Account A. The mortality and expense risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003288% (guaranteed not to exceed 0.003836%) multiplied by the number of days since the last Business Day.


Appendix A: Benefit option packages, table of fees, examples and charges and deductions for contracts issued in the State of Washington A-5

Option 2 -- For Option 2, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.70% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95% from the value of the net assets of MONY America Variable Account A. The mortality and expense risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.004658% (guaranteed not to exceed 0.005342%) multiplied by the number of days since the last Business Day.

The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3.50% interest. In addition, the Company also assumes risk in connection with the Step-Up Value. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the expense charges provided in the Contracts.

If the amount of the charge exceeds the amount needed, the excess will be kept by the Company in its General Account. If the amount of the charge is inadequate, the Company will pay the difference out of its General Account.


Deductions from fund value

Annual contract charge. The Company has primary responsibility for the administration of the Contract and MONY America Variable Account A. An annual contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.



The Company intends to administer the Contract itself.


The current amount of the annual contract charge depends upon the benefit option package selected.


--------------------------------------------------------------------------------
 Annual Contract Charge
--------------------------------------------------------------------------------
 Option 1                                     Option 2
--------------------------------------------------------------------------------
Current charge is $30.                       Current charge is $0.
The maximum annual contract charge is $30.   The annual contract charge may be
                                             increased to a maximum of $30.
--------------------------------------------------------------------------------

The Owner will receive a written notice 30 days in advance of any change in the charge. Any applicable charge will be assessed once per year on the contract anniversary, starting on the first contract anniversary.


If applicable, the annual contract charge is deducted from the Fund Value on each Contract Anniversary before the date annuity payments start.

The amount of the charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY America Variable Account A in the same proportion that the Fund Value in those accounts bears to the Fund Value of the Contract. The Company does not expect to make any profit from the annual contract charge.



A-6 Appendix A: Benefit option packages, table of fees, examples and charges and deductions for contracts issued in the State of Washington

Appendix B: Condensed financial information

--------------------------------------------------------------------------------


                    MONY LIFE INSURANCE COMPANY OF AMERICA
                        MONY AMERICA VARIABLE ACCOUNT A
                           ACCUMULATION UNIT VALUES



---------------------------------------------------------------------------------------------
                                                               Unit Value
                                        -----------------------------------------------------
                 Option 1               Dec. 31, 2004    Dec. 31, 2003    Dec. 31, 2002
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value                      $ 13.78          $ 12.56             N/A
AIM V.I. Financial Services                 11.20            10.43          $ 8.14
AIM V.I. Health Sciences                    10.89            10.25            8.11
AIM V.I. Mid Cap Core Equity                12.70            11.29             N/A
AIM V.I. Technology                          8.37             7.91            5.96
Alger American Balanced                     10.70            10.36            8.81
Alger American MidCap Growth                12.61            11.29            7.73
Dreyfus IP Small Cap Stock Index            14.93            12.40             N/A
EQ/Bear Stearns Small Company Growth        10.88             9.79            8.05
EQ/Boston Advisors Equity Income            12.52            10.75            8.59
EQ/Enterprise Managed                        9.99             9.31            7.80
EQ/Enterprise Deep Value                    12.09            11.23             N/A
EQ/Enterprise Global Socially Responsive    11.36            10.19            8.14
EQ/Enterprise Multi-Cap Growth               9.63             9.06            6.82
EQ/Government Securities                    10.52            10.51           10.46
EQ/Long Term Bond                           12.20            11.44           11.05
EQ/Mergers and Acquisitions                 10.98            10.55             N/A
EQ/Montag & Caldwell Growth                  9.47             9.21            7.96
EQ/MONY Money Market                         9.97             9.99           10.03
EQ/PIMCO Real Return                        11.40            11.01           10.55
EQ/Short Duration                           10.03             9.99             N/A
EQ/Small Company Value                      14.96            12.52            9.22
EQ/UBS Growth and Income                    10.62             9.49            7.53
Franklin Income Securities                  13.55            12.04             N/A
Franklin Rising Dividends Securities        13.16            12.00             N/A
Franklin Zero Coupon 2010                    9.72             9.42             N/A
Janus Aspen Series Flexible Bond            11.71            11.43           10.89
Janus Aspen Series Forty                    11.73            10.06            8.47
Janus Aspen Series International Growth     11.53             9.83            7.40
Liberty Ridge Mid-Cap                       13.57            11.55            8.71
Liberty Ridge Select Value                   8.92             8.78            7.51
Lord Abbett Bond-Debenture                  13.25            12.43           10.66
Lord Abbett Growth and Income               11.97            10.75            8.31
Lord Abbett Mid-Cap Value                   13.04            10.64            8.63
MFS(R) Mid Cap Growth                        9.18             8.11            5.99
MFS(R) New Discovery                         9.76             9.27            7.02
MFS(R) Total Return                         11.51            10.47            9.11
MFS(R) Utilities                            15.12            11.75            8.75
Oppenheimer Global Securities               16.22            13.81             N/A
Oppenheimer Main Street(R)                  12.71            11.78             N/A
PIMCO Global Bond (Unhedged)                14.68            13.44           11.88
PIMCO Real Return                           13.30            12.35           11.49
PIMCO StocksPLUS Growth and Income          11.69            10.67            8.29
ProFund VP Bear                              7.14             8.06             N/A
ProFund VP Rising Rates Opportunity          9.39            10.67             N/A
ProFund VP Ultra Bull                       14.42            12.45             N/A
Van Kampen UIF Emerging Markets Equity      14.72            12.10            8.18
---------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
                                                           Units Outstanding
                                           --------------------------------------------------
                 Option 1                    Dec. 31, 2004    Dec. 31, 2003    Dec. 31, 2002
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value                             187,167           67,580             N/A
AIM V.I. Financial Services                       84,428           68,229          23,757
AIM V.I. Health Sciences                         133,944           89,624          34,314
AIM V.I. Mid Cap Core Equity                     156,043           54,643             N/A
AIM V.I. Technology                               89,696           58,966          23,622
Alger American Balanced                          343,962          295,883         125,009
Alger American MidCap Growth                     370,311          237,964          89,076
Dreyfus IP Small Cap Stock Index                 149,981           48,284             N/A
EQ/Bear Stearns Small Company Growth             553,406          407,080         142,861
EQ/Boston Advisors Equity Income                 408,003          239,493          82,561
EQ/Enterprise Managed                            600,615          492,730         204,572
EQ/Enterprise Deep Value                          55,311           18,857             N/A
EQ/Enterprise Global Socially Responsive          39,127           23,027           6,219
EQ/Enterprise Multi-Cap Growth                   202,316          183,064          14,700
EQ/Government Securities                       1,272,012        1,086,722         453,598
EQ/Long Term Bond                                402,596          400,844         167,274
EQ/Mergers and Acquisitions                      117,926           38,541             N/A
EQ/Montag & Caldwell Growth                    1,581,734        1,198,093         392,688
EQ/MONY Money Market                           1,262,592        1,354,032       1,088,820
EQ/PIMCO Real Return                             457,385          319,045         143,483
EQ/Short Duration                                116,589           60,362             N/A
EQ/Small Company Value                         1,097,488          756,306         311,226
EQ/UBS Growth and Income                         270,546          191,851          91,127
Franklin Income Securities                       247,404          116,756             N/A
Franklin Rising Dividends Securities             158,869           98,376             N/A
Franklin Zero Coupon 2010                         33,849           13,218             N/A
Janus Aspen Series Flexible Bond                 496,699          429,082         148,126
Janus Aspen Series Forty                         182,506          136,171          32,480
Janus Aspen Series International Growth          723,025          546,239         174,311
Liberty Ridge Mid-Cap                            605,758          481,610         182,362
Liberty Ridge Select Value                       190,013          139,825          60,816
Lord Abbett Bond-Debenture                       487,938          295,712          65,276
Lord Abbett Growth and Income                  1,109,156          730,534         249,487
Lord Abbett Mid-Cap Value                        697,556          493,307         208,416
MFS(R) Mid Cap Growth                            206,497          167,338          45,024
MFS(R) New Discovery                             164,099          151,028          67,541
MFS(R) Total Return                              633,043          499,656         238,826
MFS(R) Utilities                                 134,931           72,426          18,209
Oppenheimer Global Securities                    330,561           95,923             N/A
Oppenheimer Main Street(R)                       158,898           61,225             N/A
PIMCO Global Bond (Unhedged)                     381,980          222,104          53,299
PIMCO Real Return                              1,111,813          827,564         340,329
PIMCO StocksPLUS Growth and Income             1,063,823          751,480         260,192
ProFund VP Bear                                   13,091            4,960             N/A
ProFund VP Rising Rates Opportunity              617,666          528,778             N/A
ProFund VP Ultra Bull                             89,655           53,814             N/A
Van Kampen UIF Emerging Markets Equity           165,979          118,571          27,240
---------------------------------------------------------------------------------------------


                                 Appendix B: Condensed financial information B-1

---------------------------------------------------------------------------------------------
                                                         Unit Value
                                       ------------------------------------------------------
              Option 1                 Dec. 31, 2004    Dec. 31, 2003    Dec. 31, 2002
---------------------------------------------------------------------------------------------
Van Kampen UIF Global Value Equity     11.36              10.12            7.94
Van Kampen UIF U.S. Real Estate        17.85              13.24            9.75
---------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------
                                                     Units Outstanding
                                       ------------------------------------------------------
              Option 1                 Dec. 31, 2004    Dec. 31, 2003    Dec. 31, 2002
---------------------------------------------------------------------------------------------
Van Kampen UIF Global Value Equity       268,706          208,605           53,212
Van Kampen UIF U.S. Real Estate          440,363          290,438          124,373
---------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------
                                                               Unit Value
                                           --------------------------------------------------
                 Option 2                  Dec. 31, 2004    Dec. 31, 2003    Dec. 31, 2002
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value                      $ 12.49          $ 11.44            N/A
AIM V.I. Financial Services                 11.57            10.83          $ 8.50
AIM V.I. Health Sciences                    10.75            10.16            8.09
AIM V.I. Mid Cap Core Equity                13.72            12.26             N/A
AIM V.I. Technology                          8.32             7.90            5.98
Alger American Balanced                     10.68            10.39            8.87
Alger American MidCap Growth                12.13            10.92            7.51
Dreyfus IP Small Cap Stock Index            14.87            12.41             N/A
EQ/Bear Stearns Small Company Growth        10.68             9.65            7.98
EQ/Boston Advisors Equity Income            11.52             9.94            7.99
EQ/Enterprise Managed                       10.29             9.64            8.11
EQ/Enterprise Deep Value                    11.95            11.16             N/A
EQ/Enterprise Global Socially Responsive    11.69            10.54            8.46
EQ/Enterprise Multi-Cap Growth              10.01             9.47            7.16
EQ/Government Securities                    10.39            10.42           10.42
EQ/Long Term Bond                           12.11            11.41           11.07
EQ/Mergers and Acquisitions                 11.26            10.87             N/A
EQ/Montag & Caldwell Growth                  9.12             8.92            7.75
EQ/MONY Money Market                         9.84             9.91            9.99
EQ/PIMCO Real Return                        11.29            10.96           10.55
EQ/Short Duration                            9.99             9.99             N/A
EQ/Small Company Value                      14.65            12.33            9.12
EQ/UBS Growth and Income                    10.80             9.70            7.73
Franklin Income Securities                  13.21            11.80             N/A
Franklin Rising Dividends Securities        12.96            11.87             N/A
Franklin Zero Coupon 2010                    9.76             9.50             N/A
Janus Aspen Series Flexible Bond            11.45            11.23           10.75
Janus Aspen Series Forty                    12.16            10.48            8.87
Janus Aspen Series International Growth     12.24            10.49            7.93
Liberty Ridge Mid-Cap                       13.23            11.33            8.58
Liberty Ridge Select Value                   8.84             8.74            7.52
Lord Abbett Bond-Debenture                  13.04            12.30           10.60
Lord Abbett Growth and Income               11.83            10.68            8.29
Lord Abbett Mid-Cap Value                   13.21            10.84            8.83
MFS(R) Mid Cap Growth                       10.04             8.92            6.62
MFS(R) New Discovery                        10.04             9.59            7.29
MFS(R) Total Return                         11.90            10.87            9.51
MFS(R) Utilities                            14.58            11.39            8.53
Oppenheimer Global Securities               16.25            13.91             N/A
Oppenheimer Main Street(R)                  12.05            11.23             N/A
PIMCO Global Bond (Unhedged)                14.48            13.32           11.84
PIMCO Real Return                           13.12            12.25           11.45
PIMCO StocksPLUS Growth and Income          11.40            10.46            8.16
ProFund VP Bear                              7.79             8.84             N/A
ProFund VP Rising Rates Opportunity          9.32            10.64             N/A
ProFund VP Ultra Bull                       14.00            12.15             N/A
Van Kampen UIF Emerging Markets Equity      15.09            12.47            8.47
Van Kampen UIF Global Value Equity          11.32            10.14            7.99
Van Kampen UIF U.S. Real Estate             16.80            12.53            9.26
---------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
                                                           Units Outstanding
                                            -------------------------------------------------
                 Option 2                    Dec. 31, 2004    Dec. 31, 2003    Dec. 31, 2002
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value                             289,021          108,525          N/A
AIM V.I. Financial Services                       86,053           75,930         41,101
AIM V.I. Health Sciences                         165,621          140,052         91,838
AIM V.I. Mid Cap Core Equity                     133,227           46,343            N/A
AIM V.I. Technology                               52,034           33,467         24,267
Alger American Balanced                          327,427          281,313        150,123
Alger American MidCap Growth                     445,851          284,929        122,693
Dreyfus IP Small Cap Stock Index                 177,761           58,894            N/A
EQ/Bear Stearns Small Company Growth             538,881          430,208        249,366
EQ/Boston Advisors Equity Income                 468,935          268,992        114,840
EQ/Enterprise Managed                            630,072          522,037        225,750
EQ/Enterprise Deep Value                          48,458           23,260            N/A
EQ/Enterprise Global Socially Responsive          33,865           37,600         13,598
EQ/Enterprise Multi-Cap Growth                   151,837          121,408         49,020
EQ/Government Securities                       1,268,310        1,161,315        641,947
EQ/Long Term Bond                                470,451          455,388        266,754
EQ/Mergers and Acquisitions                      109,352           39,335            N/A
EQ/Montag & Caldwell Growth                    1,564,074        1,219,870        488,730
EQ/MONY Money Market                             929,931        1,155,338        749,726
EQ/PIMCO Real Return                             728,549          622,933        267,405
EQ/Short Duration                                159,172           88,255            N/A
EQ/Small Company Value                         1,150,083          900,245        527,141
EQ/UBS Growth and Income                         344,413          294,667        180,021
Franklin Income Securities                       305,097          127,569            N/A
Franklin Rising Dividends Securities             171,242           72,994            N/A
Franklin Zero Coupon 2010                         50,780           36,056            N/A
Janus Aspen Series Flexible Bond                 586,364          470,162        201,349
Janus Aspen Series Forty                         203,433          140,717         57,811
Janus Aspen Series International Growth          657,169          467,730        231,583
Liberty Ridge Mid-Cap                            660,177          490,016        278,511
Liberty Ridge Select Value                       238,395          223,445        104,484
Lord Abbett Bond-Debenture                       455,902          275,571         96,519
Lord Abbett Growth and Income                  1,026,766          673,485        283,688
Lord Abbett Mid-Cap Value                        889,401          603,040        299,210
MFS(R) Mid Cap Growth                            159,580          109,186         50,657
MFS(R) New Discovery                             201,422          196,908        143,555
MFS(R) Total Return                              819,405          675,500        315,209
MFS(R) Utilities                                 137,465           79,773         37,190
Oppenheimer Global Securities                    313,678          112,568            N/A
Oppenheimer Main Street(R)                       114,791           59,734            N/A
PIMCO Global Bond (Unhedged)                     412,145          303,678         99,887
PIMCO Real Return                              1,477,502        1,246,242        607,081
PIMCO StocksPLUS Growth and Income             1,163,909          831,746        385,722
ProFund VP Bear                                    4,994            1,052            N/A
ProFund VP Rising Rates Opportunity              135,919           85,507            N/A
ProFund VP Ultra Bull                            118,709           66,123            N/A
Van Kampen UIF Emerging Markets Equity           153,459           90,203         41,192
Van Kampen UIF Global Value Equity               239,554          181,040         67,913
Van Kampen UIF U.S. Real Estate                  369,435          246,120        111,162
---------------------------------------------------------------------------------------------


B-2 Appendix B: Condensed financial information

---------------------------------------------------------------------------------------------
                                                               Unit Value
                                            -------------------------------------------------
                 Option 3                    Dec. 31, 2004    Dec. 31, 2003    Dec. 31, 2002
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value                            $ 13.53          $ 12.47             N/A
AIM V.I. Financial Services                       11.63            10.95           $ 8.65
AIM V.I. Health Sciences                          10.45             9.94            7.96
AIM V.I. Mid Cap Core Equity                      13.13            11.81             N/A
AIM V.I. Technology                                9.04             8.65            6.59
Alger American Balanced                           10.47            10.25            8.81
Alger American MidCap Growth                      12.00            10.87            7.53
Dreyfus IP Small Cap Stock Index                  14.72            12.36             N/A
EQ/Bear Stearns Small Company Growth              10.35             9.42            7.84
EQ/Boston Advisors Equity Income                  11.30             9.82            7.93
EQ/Enterprise Managed                             10.19             9.60            8.13
EQ/Enterprise Deep Value                          11.85            11.14             N/A
EQ/Enterprise Global Socially Responsive          11.19            10.16            8.20
EQ/Enterprise Multi-Cap Growth                     9.51             9.06            6.89
EQ/Government Securities                          10.20            10.30           10.37
EQ/Long Term Bond                                 12.12            11.50           11.23
EQ/Mergers and Acquisitions                       10.71            10.40             N/A
EQ/Montag & Caldwell Growth                        9.00             8.85            7.74
EQ/MONY Money Market                               9.66             9.80            9.94
EQ/PIMCO Real Return                              11.05            10.79           10.46
EQ/Short Duration                                  9.86             9.93             N/A
EQ/Small Company Value                            14.55            12.32            9.18
EQ/UBS Growth and Income                          10.78             9.74            7.82
Franklin Income Securities                        13.09            11.77             N/A
Franklin Rising Dividends Securities              12.45            11.49             N/A
Franklin Zero Coupon 2010                          9.86             9.67             N/A
Janus Aspen Series Flexible Bond                  11.41            11.26           10.85
Janus Aspen Series Forty                          11.95            10.37            8.83
Janus Aspen Series International Growth           11.98            10.34            7.86
Liberty Ridge Mid-Cap                             13.14            11.32            8.63
Liberty Ridge Select Value                         9.05             9.01            7.80
Lord Abbett Bond-Debenture                        12.88            12.23           10.60
Lord Abbett Growth and Income                     11.31            10.28            8.03
Lord Abbett Mid-Cap Value                         12.46            10.28            8.44
MFS(R) Mid Cap Growth                              9.14             8.17            6.10
MFS(R) New Discovery                              10.04             9.65            7.39
MFS(R) Total Return                               11.27            10.36            9.12
MFS(R) Utilities                                  13.41            10.55            7.94
Oppenheimer Global Securities                     14.33            12.34             N/A
Oppenheimer Main Street(R)                        11.80            11.07             N/A
PIMCO Global Bond (Unhedged)                      14.36            13.29           11.89
PIMCO Real Return                                 12.83            12.06           11.34
PIMCO StocksPLUS Growth and Income                11.33            10.46            8.21
ProFund VP Bear                                    7.04             8.03             N/A
ProFund VP Rising Rates Opportunity                9.20            10.57             N/A
ProFund VP Ultra Bull                             15.73            13.74             N/A
Van Kampen UIF Emerging Markets Equity            15.09            12.55            8.58
Van Kampen UIF Global Value Equity                11.06             9.98            7.92
Van Kampen UIF U.S. Real Estate                   17.13            12.86            9.57
---------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
                                                           Units Outstanding
                                            -------------------------------------------------
                 Option 3                    Dec. 31, 2004    Dec. 31, 2003    Dec. 31, 2002
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value                             131,529          64,354             N/A
AIM V.I. Financial Services                       91,928          58,614          19,438
AIM V.I. Health Sciences                         165,597         117,180          31,890
AIM V.I. Mid Cap Core Equity                      79,961          32,571             N/A
AIM V.I. Technology                               68,906          40,774          15,037
Alger American Balanced                          321,464         182,838          50,115
Alger American MidCap Growth                     294,310         217,369          63,904
Dreyfus IP Small Cap Stock Index                 128,183          51,928             N/A
EQ/Bear Stearns Small Company Growth             484,221         381,741         174,101
EQ/Boston Advisors Equity Income                 443,355         210,340          85,624
EQ/Enterprise Managed                            329,211         264,065         130,971
EQ/Enterprise Deep Value                          50,183          21,404             N/A
EQ/Enterprise Global Socially Responsive          35,804          23,873           8,578
EQ/Enterprise Multi-Cap Growth                   111,160         100,446          28,345
EQ/Government Securities                         828,111         590,395         262,000
EQ/Long Term Bond                                285,396         210,470          71,683
EQ/Mergers and Acquisitions                      142,384          19,602             N/A
EQ/Montag & Caldwell Growth                    1,231,095         903,450         322,138
EQ/MONY Money Market                             398,763         552,245         484,056
EQ/PIMCO Real Return                             172,435         132,055          58,455
EQ/Short Duration                                 83,235          22,399             N/A
EQ/Small Company Value                           771,937         570,622         312,519
EQ/UBS Growth and Income                         288,655         205,585         116,862
Franklin Income Securities                       149,634          53,664             N/A
Franklin Rising Dividends Securities             127,851          25,163             N/A
Franklin Zero Coupon 2010                          9,328           1,181             N/A
Janus Aspen Series Flexible Bond                 348,084         296,006         121,709
Janus Aspen Series Forty                         133,787         103,426          40,704
Janus Aspen Series International Growth          605,704         443,160         191,763
Liberty Ridge Mid-Cap                            539,030         432,294         166,243
Liberty Ridge Select Value                       124,228         119,025          52,678
Lord Abbett Bond-Debenture                       321,915         198,064          43,180
Lord Abbett Growth and Income                    585,072         298,857          87,474
Lord Abbett Mid-Cap Value                        440,231         272,512         150,225
MFS(R) Mid Cap Growth                            198,742          99,090          25,763
MFS(R) New Discovery                             163,984         135,402          83,960
MFS(R) Total Return                              439,972         299,474         110,390
MFS(R) Utilities                                 108,933          53,404          13,481
Oppenheimer Global Securities                    206,632          53,888             N/A
Oppenheimer Main Street(R)                       127,670          42,819             N/A
PIMCO Global Bond (Unhedged)                     267,365         194,076          50,418
PIMCO Real Return                                694,607         595,625         248,254
PIMCO StocksPLUS Growth and Income             1,110,751         759,947         238,004
ProFund VP Bear                                   12,064           5,843             N/A
ProFund VP Rising Rates Opportunity              155,028          47,641             N/A
ProFund VP Ultra Bull                            221,408         131,565             N/A
Van Kampen UIF Emerging Markets Equity           142,369          62,764          28,527
Van Kampen UIF Global Value Equity               138,208         107,025          96,503
Van Kampen UIF U.S. Real Estate                  213,499         125,535          58,483
---------------------------------------------------------------------------------------------


                                Appendix B: Condensed financial information B-3

Statement of additional information


--------------------------------------------------------------------------------


TABLE OF CONTENTS
MAY 1, 2005




 Item                                                              Page
About our independent registered public accounting firm .........  (2)
Sale of the contracts ...........................................  (2)
Federal tax status ..............................................  (2)
Financial statements ............................................  (4)


If you would like to receive a copy of the MONY America Variable Account A Statement of Additional Information, please return this request to:

MONY Life Insurance Company of America
Policyholder Services
One MONY Plaza
P.O. Box 4720
Syracuse, New York 13221
1-800-487-6669

Your name -------------------------------------------------

Address -------------------------------------------------

City --------------------------- State ---------------- Zip ----------------

Please send me a copy of the MONY Variable Account A Statement of Additional Information.




















333-72632

MONY Variable Annuity MONY
America Variable Account A


STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2005


INDIVIDUAL FLEXIBLE PAYMENT
VARIABLE ANNUITY CONTRACT


--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2005 for the Individual Flexible Payment Variable Annuity Contract ("Contract") issued by MONY Life Insurance Company of America ("Company"). The prospectus is available, at no charge, by writing the Company at Policyholder Services, One MONY Plaza, P.O. Box 4720, Syracuse, New York 13221 or by calling 1-800-487-6669.




Table of contents

About our independent registered public accounting firm       2
Sale of the contracts                                         2
Federal tax status                                            2
Financial statements                                          4



                                   Issued by
                    MONY Life Insurance Company Of America


333-72632

                                                               MLOAMONYVA/x00915

ABOUT OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The audited financial statements for each of the subaccounts of MONY America Variable Account A and the Company included in this Statement of Additional Information and in the Registration Statement have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as indicated in their reports herein. These financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 300 Madison Avenue, New York, New York, 10017.


SALE OF THE CONTRACTS

MSC receives fees for the sale of variable annuity contracts. MSC received compensation with respect to the policies offered through the Variable Account in the following amounts during the periods indicated:

----------------------------------------------------------------
                                        Aggregate Amount of
                                      Commissions Retained
                                      by MSC After Payments
                Aggregate Amount of     to its Registered
      Fiscal    Commissions Paid to     Persons and Other
       Year            MSC*              Broker-Dealers
----------------------------------------------------------------
      2002         $14,524,863                N/A
      2003         $28,436,499                N/A
      2004         $23,797,814                N/A
----------------------------------------------------------------

*   Includes sales compensation paid to registered persons of MSC.

FEDERAL TAX STATUS


INTRODUCTION

The Contract is designed for use to fund retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract value, on annuity payments, and on the economic benefit to the Owner, Annuitant, or Beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.


TAXATION OF ANNUITIES IN GENERAL

Section 72 of the Code governs taxation of annuities in general. Except in the case of certain corporate and other non-individual Owners, there are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial surrender or withdrawal, a death benefit, an assignment or gift of the Contract, or as annuity payments.

SURRENDERS, DEATH BENEFITS, ASSIGNMENTS AND GIFTS

An Owner who fully surrenders his or her Contract is taxed on the portion of the payment that exceeds his or her cost basis in the Contract. For Non-Qualified Contracts, the cost basis is generally the amount of the Purchase Payments made for the Contract, and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero, except to the extent of non-deductible employer contributions, and the taxable portion of the surrender payment is generally taxed as ordinary income. A Beneficiary entitled to receive a lump sum death benefit upon the death of the Annuitant is taxed on the portion of the amount that exceeds the Owner's cost basis in the Contract. If the Beneficiary elects to receive annuity payments within 60 days of the Annuitant's death, different tax rules apply. (See "Annuity payments" below.)

Partial surrenders or withdrawals received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Fund Value exceeds Purchase Payments, less prior nontaxable distributions, and the balance is treated as a nontaxable return of principal to the Owner. For partial surrenders under a Qualified Contract, payments are generally prorated between taxable income and non-taxable return of investment.

Because of the cost basis of Qualified Contracts generally being zero, partial surrender amounts will generally be fully taxed as ordinary income.

An Owner who assigns or pledges a Non-Qualified Contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. An Owner who gives away the Contract (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse (or ex-spouse pursuant to divorce settlement) is treated for income tax purposes as if he or she had fully surrendered the Contract.


ANNUITY PAYMENTS

The non-taxable portion of each annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Contract bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the Annuitant lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Conversely, a tax deduction in the taxable year, equal to the unrecovered cost basis, is available if the Annuitant does not live to life expectancy.


PENALTY TAX

Payments received by Owners, Annuitants, and Beneficiaries under both Qualified and Non-Qualified Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10 percent of the amount received that is includable in income. The penalty is not imposed on amounts received: (a) after the taxpayer attains age 59-1/2; (b) in a series of substantially equal annual or more frequent payments made for life or life expectancy following separation from service; (c) after the death of the Owner (or, where the Owner is not a human being, the death of the Annuitant); (d) if the taxpayer is totally disabled; (e) upon early retirement under the plan after the taxpayer's attainment of age 55; (f) pursuant to a Qualified Domestic Relations Order; or (g) which are used for certain medical care expenses. Exceptions (e) and (f) do not apply to Individual Retirement Accounts and Annuities and exceptions (e), (f) and (g) do not apply to Non-Qualified Contracts. An additional exception for Non-Qualified Contracts is amounts allocable to investment in the Contract before August 16, 1982. Additional exceptions for Individual Retirement Accounts and Annuities are available for payment of medical insurance by a person receiving unemployment compensation, for first home purchases and for eligible higher education expenses.


INCOME TAX WITHHOLDING

The Company generally is required to withhold federal and, where applicable, state income taxes on taxable amounts paid under the Contract unless the recipient elects not to have withholding apply. The Company will notify recipients of their right to elect not to have withholding apply.

Additionally, distributions of plan benefits from qualified retirement plans, other than traditional individual retirement arrangements ("traditional IRAs"), generally will be subject to mandatory federal income tax withholding unless they are:

1. Part of a series of substantially equal periodic payments (at least annually) for the participant's life or life expectancy, the joint lives or life expectancies of the participant and his/her beneficiary, or a period certain of not less than 10 years,

2.   A required minimum distribution, or

3.   A "hardship" distribution.

Such withholding will apply even if the distribution is rolled over into another eligible retirement plan, including a traditional IRA. The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible retirement plan, including a traditional IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan.


INVESTMENT DIVERSIFICATION AND INVESTOR CONTROL

The Funds are designed to be managed to meet the diversification requirements applicable to nonqualified variable contracts under Treasury Regulations as those requirements may change from time to time. The Company intends to satisfy those requirements so that the Contract will be treated as an annuity contract for tax purposes.

Under certain circumstances, the IRS has stated that a nonqualified variable contract owner could be treated as the owner (for tax purposes) of the assets of Variable Account A. In such a case the contract owner would be taxed on income and gains attributable to the shares of the underlying Funds.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, the contract owner could control the underlying investment portfolios of Variable Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

The Company believes that, under current IRS guidance, the contract owner would not be treated as the owner of the assets of Variable Account A. However, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a large number of underlying investment portfolios available, or an unlimited right to transfer among them, could cause the contract owner to be treated as the separate account asset owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to a Contract. Furthermore, the IRS could reverse its current guidance at any time. The Company, however, has reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulations or revenue rulings. The Company reserves the right to modify the Contract as necessary to prevent the Owner from being treated as the owner of the assets of Variable Account A.


QUALIFIED PLANS

The Contract is designed for use with several types of Qualified Retirement Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including: participation and coverage; nondiscrimination; vesting and funding; and limits on contributions, distributions and benefits. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contract in connection therewith. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that plan.


TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits employers of public school employees and employees of certain types of charitable organizations specified in Section 501(c)(3) of the Code and certain educational organizations to purchase annuity contracts on behalf of their employees and, subject to certain contribution limitations, exclude the amount of Purchase Payments from gross income for tax purposes. However, such Purchase Payments may be subject to Social Security
(FICA) taxes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Effective January 1, 1989, the Contracts have been withdrawn from sale to Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b).

H.R. 10 PLANS

"H.R. 10" or "Keogh" plans permit self-employed individuals to establish Qualified Plans for themselves and their employees. The tax consequences to participants under such plans depend upon the terms of the plan. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer.


INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to individual retirement arrangements known as "Individual Retirement Accounts" and "Individual Retirement Annuities." There are Traditional, Roth and SIMPLE IRAs, each providing its own special treatment and subject to its own special rules. Employers may make contributions to IRAs by establishing Simplified Employee Pension ("SEP") plans or SIMPLE IRA plans.


CORPORATE PENSION AND PROFIT-SHARING PLANS

Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans.


CERTAIN GOVERNMENTAL ENTITIES

Section 457 of the Code permits certain governmental entities and tax-exempt organizations to establish deferred contribution plans. Such deferred contribution plans may permit the purchase of the Contract to provide benefits under the plans.



FINANCIAL STATEMENTS

The audited financial statements of MONY America Variable Account A and the Company are set forth herein.

These financial statements have been audited by PricewaterhouseCoopers LLP. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

--------------------------------------------------------------------------------

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of Subaccounts of MONY America Variable Account A


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts of MONY America Variable Account A at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
April 18, 2005

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2004


                                                             AIM V.I.       AIM V.I.        AIM V.I.
                                                           Basic Value     Financial         Health
                                                               Fund      Services Fund   Sciences Fund
                                                          ------------- --------------- ---------------
Assets
Shares held in respective Funds .........................    1,266,829        206,789         270,842
                                                           -----------     ----------      ----------
Investments at cost .....................................  $13,387,884     $2,556,357      $4,421,396
                                                           -----------     ----------      ----------
Investments in respective Funds, at net asset
 value ..................................................  $14,999,260     $3,021,184      $5,118,915
Amount due from MONY America ............................       19,667          1,063           6,045
Amount due from respective Funds ........................       19,270          4,488           7,567
                                                           -----------     ----------      ----------
  Total Assets ..........................................   15,038,197      3,026,735       5,132,527
                                                           -----------     ----------      ----------
Liabilities
Amount due to MONY America ..............................       19,270          4,488           7,567
Amount due to respective Funds ..........................       19,667          1,063           6,045
                                                           -----------     ----------      ----------
  Total Liabilities .....................................       38,937          5,551          13,612
                                                           -----------     ----------      ----------
Net Assets ..............................................  $14,999,260     $3,021,184      $5,118,915
                                                           ===========     ==========      ==========


                                                             AIM V.I.      AIM V.I.    Alger American   Alger American
                                                           Mid Cap Core   Technology      Balanced       MidCap Growth
                                                            Equity Fund      Fund         Portfolio        Portfolio
                                                          -------------- ------------ ---------------- ----------------
Assets
Shares held in respective Funds .........................      621,627       157,843         801,208        1,186,871
                                                            ----------    ----------     -----------      -----------
Investments at cost .....................................   $7,688,301    $1,679,188     $ 9,989,228      $20,684,040
                                                            ----------    ----------     -----------      -----------
Investments in respective Funds, at net asset
 value ..................................................   $8,149,528    $1,960,409     $10,856,372      $24,686,923
Amount due from MONY America ............................        7,132         1,050             725            2,306
Amount due from respective Funds ........................       10,321         2,883          18,356           31,799
                                                            ----------    ----------     -----------      -----------
  Total Assets ..........................................    8,166,981     1,964,342      10,875,453       24,721,028
                                                            ----------    ----------     -----------      -----------
Liabilities
Amount due to MONY America ..............................       10,321         2,883          18,356           31,799
Amount due to respective Funds ..........................        7,132         1,050             725            2,306
                                                            ----------    ----------     -----------      -----------
  Total Liabilities .....................................       17,453         3,933          19,081           34,105
                                                            ----------    ----------     -----------      -----------
Net Assets ..............................................   $8,149,528    $1,960,409     $10,856,372      $24,686,923
                                                            ==========    ==========     ===========      ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                     Dreyfus                    Dreyfus IP
                                                     Socially      Dreyfus      Small Cap
                                                   Responsible   Stock Index   Stock Index
                                                   Growth Fund       Fund       Portfolio
                                                  ------------- ------------- -------------
Assets
Shares held in respective Funds .................     236,675      2,302,740      450,835
                                                   ----------    -----------   ----------
Investments at cost .............................  $7,534,672    $75,050,277   $6,164,334
                                                   ----------    -----------   ----------
Investments in respective Funds, at net asset
 value ..........................................  $5,957,105    $71,131,630   $7,028,514
Amount due from MONY America ....................         203          1,639        2,493
Amount due from respective Funds ................       7,990         82,624        9,901
                                                   ----------    -----------   ----------
  Total Assets ..................................   5,965,298     71,215,893    7,040,908
                                                   ----------    -----------   ----------
Liabilities
Amount due to MONY America ......................       7,990         82,624        9,901
Amount due to respective Funds ..................         203          1,639        2,493
                                                   ----------    -----------   ----------
  Total Liabilities .............................       8,193         84,263       12,394
                                                   ----------    -----------   ----------
Net Assets ......................................  $5,957,105    $71,131,630   $7,028,514
                                                   ==========    ===========   ==========


                                                   EQ/Enterprise
                                                      Capital      EQ/Enterprise   EQ/Enterprise   EQ/Enterprise
                                                    Appreciation     Deep Value        Equity      Equity Income
                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                  --------------- --------------- --------------- --------------
Assets
Shares held in respective Funds .................     5,450,618         215,833       8,312,586      8,980,941
                                                    -----------      ----------    ------------    -----------
Investments at cost .............................   $39,371,484      $2,568,605    $206,071,281    $46,419,333
                                                    -----------      ----------    ------------    -----------
Investments in respective Funds, at net asset
 value ..........................................   $39,026,428      $2,754,031    $176,642,446    $54,514,310
Amount due from MONY America ....................           149               7           3,497         21,491
Amount due from respective Funds ................        71,066           3,705         249,862         66,305
                                                    -----------      ----------    ------------    -----------
  Total Assets ..................................    39,097,643       2,757,743     176,895,805     54,602,106
                                                    -----------      ----------    ------------    -----------
Liabilities
Amount due to MONY America ......................        71,066           3,705         249,862         66,305
Amount due to respective Funds ..................           149               7           3,497         21,491
                                                    -----------      ----------    ------------    -----------
  Total Liabilities .............................        71,215           3,712         253,359         87,796
                                                    -----------      ----------    ------------    -----------
Net Assets ......................................   $39,026,428      $2,754,031    $176,642,446    $54,514,310
                                                    ===========      ==========    ============    ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                                        EQ/Enterprise
                                                     EQ/Enterprise     EQ/Enterprise   Global Socially
                                                   Growth and Income       Growth         Responsive
                                                       Portfolio         Portfolio        Portfolio
                                                  ------------------- --------------- -----------------
Assets
Shares held in respective Funds .................      17,444,312        38,885,621          107,972
                                                      -----------      ------------       ----------
Investments at cost .............................     $98,709,036      $209,809,894       $1,117,578
                                                      -----------      ------------       ----------
Investments in respective Funds, at net asset
 value ..........................................     $96,990,377      $187,039,835       $1,268,665
Amount due from MONY America ....................          14,690            31,630               --
Amount due from respective Funds ................         118,541           254,157            1,868
                                                      -----------      ------------       ----------
  Total Assets ..................................      97,123,608       187,325,622        1,270,533
                                                      -----------      ------------       ----------
Liabilities
Amount due to MONY America ......................         118,541           254,157            1,868
Amount due to respective Funds ..................          14,690            31,630               --
                                                      -----------      ------------       ----------
  Total Liabilities .............................         133,231           285,787            1,868
                                                      -----------      ------------       ----------
Net Assets ......................................     $96,990,377      $187,039,835       $1,268,665
                                                      ===========      ============       ==========


                                                                     EQ/Enterprise   EQ/Enterprise
                                                    EQ/Enterprise    International     Multi-Cap     EQ/Enterprise
                                                   High-Yield Bond       Growth          Growth         Managed
                                                      Portfolio        Portfolio       Portfolio       Portfolio
                                                  ----------------- --------------- --------------- --------------
Assets
Shares held in respective Funds .................     13,187,806        6,752,286       5,812,532      24,108,473
                                                     -----------      -----------     -----------    ------------
Investments at cost .............................    $59,689,728      $29,762,698     $70,909,443    $596,040,054
                                                     -----------      -----------     -----------    ------------
Investments in respective Funds, at net asset
 value ..........................................    $61,982,689      $31,600,698     $46,325,878    $464,811,352
Amount due from MONY America ....................          2,016              167           6,777          38,688
Amount due from respective Funds ................         70,479           56,568          57,165         713,707
                                                     -----------      -----------     -----------    ------------
  Total Assets ..................................     62,055,184       31,657,433      46,389,820     465,563,747
                                                     -----------      -----------     -----------    ------------
Liabilities
Amount due to MONY America ......................         70,479           56,568          57,165         713,707
Amount due to respective Funds ..................          2,016              167           6,777          38,688
                                                     -----------      -----------     -----------    ------------
  Total Liabilities .............................         72,495           56,735          63,942         752,395
                                                     -----------      -----------     -----------    ------------
Net Assets ......................................    $61,982,689      $31,600,698     $46,325,878    $464,811,352
                                                     ===========      ===========     ===========    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                   EQ/Enterprise   EQ/Enterprise
                                                   Small Company   Small Company   EQ/Enterprise
                                                       Growth          Value        Total Return
                                                     Portfolio       Portfolio       Portfolio
                                                  --------------- --------------- ---------------
Assets
Shares held in respective Funds .................     8,026,428      11,355,218       2,536,804
                                                    -----------    ------------     -----------
Investments at cost .............................   $62,480,157    $257,993,553     $26,325,050
                                                    -----------    ------------     -----------
Investments in respective Funds, at net asset
 value ..........................................   $66,458,822    $315,107,294     $26,154,452
Amount due from MONY America ....................        14,406          41,401              20
Amount due from respective Funds ................        85,039         436,388          33,588
                                                    -----------    ------------     -----------
  Total Assets ..................................    66,558,267     315,585,083      26,188,060
                                                    -----------    ------------     -----------
Liabilities
Amount due to MONY America ......................        85,039         436,388          33,588
Amount due to respective Funds ..................        14,406          41,401              20
                                                    -----------    ------------     -----------
  Total Liabilities .............................        99,445         477,789          33,608
                                                    -----------    ------------     -----------
Net Assets ......................................   $66,458,822    $315,107,294     $26,154,452
                                                    ===========    ============     ===========


                                                   EQ/Enterprise    EQ/Enterprise
                                                    Mergers and    Short Duration     EQ/MONY        EQ/MONY
                                                    Acquisitions        Bond        Diversified   Equity Growth
                                                     Portfolio        Portfolio      Portfolio      Portfolio
                                                  --------------- ---------------- ------------- --------------
Assets
Shares held in respective Funds .................       588,423         709,026         20,184        19,335
                                                     ----------      ----------       --------      --------
Investments at cost .............................    $6,488,022      $7,126,538       $312,310      $543,511
                                                     ----------      ----------       --------      --------
Investments in respective Funds, at net asset
 value ..........................................    $6,690,366      $7,033,534       $241,199      $368,717
Amount due from MONY America ....................            --              22             --            --
Amount due from respective Funds ................         9,183           9,176            251           384
                                                     ----------      ----------       --------      --------
  Total Assets ..................................     6,699,549       7,042,732        241,450       369,101
                                                     ----------      ----------       --------      --------
Liabilities
Amount due to MONY America ......................         9,183           9,176            251           384
Amount due to respective Funds ..................            --              22             --            --
                                                     ----------      ----------       --------      --------
  Total Liabilities .............................         9,183           9,198            251           384
                                                     ----------      ----------       --------      --------
Net Assets ......................................    $6,690,366      $7,033,534       $241,199      $368,717
                                                     ==========      ==========       ========      ========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                      EQ/MONY        EQ/MONY
                                                      EQ/MONY       Government    Intermediate
                                                   Equity Income    Securities      Term Bond
                                                     Portfolio       Portfolio      Portfolio
                                                  --------------- -------------- --------------
Assets
Shares held in respective Funds .................       30,787       8,287,824      3,860,008
                                                      --------     -----------    -----------
Investments at cost .............................     $629,040     $95,941,985    $43,244,257
                                                      --------     -----------    -----------
Investments in respective Funds, at net asset
 value ..........................................     $506,134     $92,409,236    $41,263,481
Amount due from MONY America ....................           --          12,914            134
Amount due from respective Funds ................          529         131,372         47,270
                                                      --------     -----------    -----------
  Total Assets ..................................      506,663      92,553,522     41,310,885
                                                      --------     -----------    -----------
Liabilities
Amount due to MONY America ......................          529         131,372         47,270
Amount due to respective Funds ..................           --          12,914            134
                                                      --------     -----------    -----------
  Total Liabilities .............................          529         144,286         47,404
                                                      --------     -----------    -----------
Net Assets ......................................     $506,134     $92,409,236    $41,263,481
                                                      ========     ===========    ===========


                                                      EQ/MONY         EQ/MONY      Fidelity VIP   Fidelity VIP
                                                   Money Market   Long Term Bond      Growth      Contrafund(R)
                                                     Portfolio       Portfolio       Portfolio      Portfolio
                                                  -------------- ---------------- -------------- --------------
Assets
Shares held in respective Funds .................   107,875,510       5,197,816        952,782      2,168,904
                                                   ------------     -----------    -----------    -----------
Investments at cost .............................  $107,875,510     $70,777,710    $40,183,452    $49,982,707
                                                   ------------     -----------    -----------    -----------
Investments in respective Funds, at net asset
 value ..........................................  $107,875,510     $70,378,424    $30,374,700    $57,541,033
Amount due from MONY America ....................        45,455          11,375          1,499          6,368
Amount due from respective Funds ................       216,389          84,317         34,866         68,146
                                                   ------------     -----------    -----------    -----------
  Total Assets ..................................   108,137,354      70,474,116     30,411,065     57,615,547
                                                   ------------     -----------    -----------    -----------
Liabilities
Amount due to MONY America ......................       216,389          84,317         34,866         68,146
Amount due to respective Funds ..................        45,455          11,375          1,499          6,368
                                                   ------------     -----------    -----------    -----------
  Total Liabilities .............................       261,844          95,692         36,365         74,514
                                                   ------------     -----------    -----------    -----------
Net Assets ......................................  $107,875,510     $70,378,424    $30,374,700    $57,541,033
                                                   ============     ===========    ===========    ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                    Fidelity VIP                           Franklin
                                                       Growth           Franklin       Rising Dividends
                                                   Opportunities   Income Securities      Securities
                                                     Portfolio            Fund               Fund
                                                  --------------- ------------------- ------------------
Assets
Shares held in respective Funds .................       535,059         1,114,724             597,718
                                                     ----------       -----------         -----------
Investments at cost .............................    $9,324,718       $15,678,913         $ 9,635,011
                                                     ----------       -----------         -----------
Investments in respective Funds, at net asset
 value ..........................................    $8,587,700       $17,467,728         $10,466,049
Amount due from MONY America ....................            --            20,874               6,649
Amount due from respective Funds ................         9,813            21,811              13,430
                                                     ----------       -----------         -----------
  Total Assets ..................................     8,597,513        17,510,413          10,486,128
                                                     ----------       -----------         -----------
Liabilities
Amount due to MONY America ......................         9,813            21,811              13,430
Amount due to respective Funds ..................            --            20,874               6,649
                                                     ----------       -----------         -----------
  Total Liabilities .............................         9,813            42,685              20,079
                                                     ----------       -----------         -----------
Net Assets ......................................    $8,587,700       $17,467,728         $10,466,049
                                                     ==========       ===========         ===========


                                                                   Janus Aspen                       Janus Aspen
                                                     Franklin    Series Mid Cap     Janus Aspen     Series Capital
                                                   Zero Coupon       Growth       Series Balanced    Appreciation
                                                    Fund 2010       Portfolio        Portfolio        Portfolio*
                                                  ------------- ---------------- ----------------- ---------------
Assets
Shares held in respective Funds .................     102,722        1,165,741        2,301,129        1,705,054
                                                   ----------      -----------      -----------      -----------
Investments at cost .............................  $1,714,817      $48,495,254      $54,942,117      $47,386,444
                                                   ----------      -----------      -----------      -----------
Investments in respective Funds, at net asset
 value ..........................................  $1,687,719      $30,122,735      $56,124,524      $41,860,900
Amount due from MONY America ....................          --            1,263           11,666            7,891
Amount due from respective Funds ................       2,134           35,392           72,026           49,860
                                                   ----------      -----------      -----------      -----------
  Total Assets ..................................   1,689,853       30,159,390       56,208,216       41,918,651
                                                   ----------      -----------      -----------      -----------
Liabilities
Amount due to MONY America ......................       2,134           35,392           72,026           49,860
Amount due to respective Funds ..................          --            1,263           11,666            7,891
                                                   ----------      -----------      -----------      -----------
  Total Liabilities .............................       2,134           36,655           83,692           57,751
                                                   ----------      -----------      -----------      -----------
Net Assets ......................................  $1,687,719      $30,122,735      $56,124,524      $41,860,900
                                                   ==========      ===========      ===========      ===========
-------
*  Denotes multiple share classes held in respective fund
   Institutional                                                                                       1,445,387
   Service                                                                                               259,667

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                      Janus Aspen
                                                     Janus Aspen         Series         Janus Aspen
                                                   Series Flexible   International   Series Worldwide
                                                        Income           Growth           Growth
                                                      Portfolio        Portfolio         Portfolio
                                                  ----------------- --------------- ------------------
Assets
Shares held in respective Funds .................      1,321,387          902,080         1,484,738
                                                     -----------      -----------       -----------
Investments at cost .............................    $17,288,432      $19,530,935       $59,054,526
                                                     -----------      -----------       -----------
Investments in respective Funds, at net asset
 value ..........................................    $16,794,825      $24,302,027       $39,761,275
Amount due from MONY America ....................         48,531            4,427            10,867
Amount due from respective Funds ................         24,606           38,131            49,992
                                                     -----------      -----------       -----------
  Total Assets ..................................     16,867,962       24,344,585        39,822,134
                                                     -----------      -----------       -----------
Liabilities
Amount due to MONY America ......................         24,606           38,131            49,992
Amount due to respective Funds ..................         48,531            4,427            10,867
                                                     -----------      -----------       -----------
  Total Liabilities .............................         73,137           42,558            60,859
                                                     -----------      -----------       -----------
Net Assets ......................................    $16,794,825      $24,302,027       $39,761,275
                                                     ===========      ===========       ===========


                                                     Lord Abbett       Lord Abbett       Lord Abbett        MFS(R)
                                                   Bond-Debenture   Growth and Income   Mid Cap Value   Mid Cap Growth
                                                      Portfolio         Portfolio         Portfolio         Series
                                                  ---------------- ------------------- --------------- ---------------
Assets
Shares held in respective Funds .................      1,420,327         2,013,279         2,476,448         764,271
                                                     -----------       -----------       -----------      ----------
Investments at cost .............................    $16,888,901       $44,900,923       $39,449,120      $4,624,563
                                                     -----------       -----------       -----------      ----------
Investments in respective Funds, at net asset
 value ..........................................    $17,114,944       $54,720,928       $51,485,348      $5,411,039
Amount due from MONY America ....................          3,022            40,300             9,645           1,275
Amount due from respective Funds ................         24,916            77,977            64,517           8,274
                                                     -----------       -----------       -----------      ----------
  Total Assets ..................................     17,142,882        54,839,205        51,559,510       5,420,588
                                                     -----------       -----------       -----------      ----------
Liabilities
Amount due to MONY America ......................         24,916            77,977            64,517           8,274
Amount due to respective Funds ..................          3,022            40,300             9,645           1,275
                                                     -----------       -----------       -----------      ----------
  Total Liabilities .............................         27,938           118,277            74,162           9,549
                                                     -----------       -----------       -----------      ----------
Net Assets ......................................    $17,114,944       $54,720,928       $51,485,348      $5,411,039
                                                     ===========       ===========       ===========      ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                       MFS(R)         MFS(R)         MFS(R)
                                                   New Discovery   Total Return    Utilities
                                                       Series         Series         Series
                                                  --------------- -------------- -------------
Assets
Shares held in respective Funds .................       363,243      1,040,498       284,646
                                                     ----------    -----------    ----------
Investments at cost .............................    $4,394,064    $18,968,701    $4,571,314
                                                     ----------    -----------    ----------
Investments in respective Funds, at net asset
 value ..........................................    $5,401,420    $22,297,862    $5,821,016
Amount due from MONY America ....................         4,606          8,627         3,356
Amount due from respective Funds ................         7,964         32,022         7,915
                                                     ----------    -----------    ----------
  Total Assets ..................................     5,413,990     22,338,511     5,832,287
                                                     ----------    -----------    ----------
Liabilities
Amount due to MONY America ......................         7,964         32,022         7,915
Amount due to respective Funds ..................         4,606          8,627         3,356
                                                     ----------    -----------    ----------
  Total Liabilities .............................        12,570         40,649        11,271
                                                     ----------    -----------    ----------
Net Assets ......................................    $5,401,420    $22,297,862    $5,821,016
                                                     ==========    ===========    ==========


                                                      Oppenheimer        Oppenheimer        PBHG           PBHG
                                                   Global Securities   Main Street(R)      Mid Cap     Select Value
                                                        Fund/VA            Fund/VA        Portfolio     Portfolio
                                                  ------------------- ---------------- -------------- -------------
Assets
Shares held in respective Funds .................         899,053           387,224       1,433,453       363,424
                                                      -----------        ----------     -----------    ----------
Investments at cost .............................     $22,330,610        $7,250,534     $18,501,994    $4,510,062
                                                      -----------        ----------     -----------    ----------
Investments in respective Funds, at net asset
 value ..........................................     $26,369,228        $8,015,543     $24,512,040    $5,055,224
Amount due from MONY America ....................          16,460             3,478          21,624            --
Amount due from respective Funds ................          32,967            10,477          38,737         7,126
                                                      -----------        ----------     -----------    ----------
  Total Assets ..................................      26,418,655         8,029,498      24,572,401     5,062,350
                                                      -----------        ----------     -----------    ----------
Liabilities
Amount due to MONY America ......................          32,967            10,477          38,737         7,126
Amount due to respective Funds ..................          16,460             3,478          21,624            --
                                                      -----------        ----------     -----------    ----------
  Total Liabilities .............................          49,427            13,955          60,361         7,126
                                                      -----------        ----------     -----------    ----------
Net Assets ......................................     $26,369,228        $8,015,543     $24,512,040    $5,055,224
                                                      ===========        ==========     ===========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                   PIMCO Advisors   PIMCO Advisors   PIMCO Advisors
                                                      VIT OpCap        VIT OpCap        VIT OpCap
                                                       Equity           Managed         Small Cap
                                                      Portfolio        Portfolio        Portfolio
                                                  ---------------- ---------------- ----------------
Assets
Shares held in respective Funds .................       27,513           218,424          24,261
                                                      --------        ----------        --------
Investments at cost .............................     $901,074        $8,763,433        $596,783
                                                      --------        ----------        --------
Investments in respective Funds, at net asset
 value ..........................................     $990,473        $9,333,248        $877,032
Amount due from MONY America ....................           --                --              --
Amount due from respective Funds ................        1,044             9,841             898
                                                      --------        ----------        --------
  Total Assets ..................................      991,517         9,343,089         877,930
                                                      --------        ----------        --------
Liabilities
Amount due to MONY America ......................        1,044             9,841             898
Amount due to respective Funds ..................           --                --              --
                                                      --------        ----------        --------
  Total Liabilities .............................        1,044             9,841             898
                                                      --------        ----------        --------
Net Assets ......................................     $990,473        $9,333,248        $877,032
                                                      ========        ==========        ========


                                                    PIMCO Advisors
                                                      VIT OpCap         PIMCO                          PIMCO
                                                   U.S. Government   Global Bond      PIMCO         StocksPLUS
                                                        Income        Portfolio    Real Return   Growth and Income
                                                      Portfolio       (Unhedged)    Portfolio        Portfolio
                                                  ----------------- ------------- ------------- ------------------
Assets
Shares held in respective Funds .................        16,086        1,879,449     6,194,939        3,846,675
                                                       --------      -----------   -----------      -----------
Investments at cost .............................      $168,908      $23,642,131   $75,976,512      $32,574,183
                                                       --------      -----------   -----------      -----------
Investments in respective Funds, at net asset
 value ..........................................      $170,512      $24,940,283   $80,038,616      $38,812,954
Amount due from MONY America ....................            --           11,540        32,678           54,794
Amount due from respective Funds ................           181           33,727       103,353           96,070
                                                       --------      -----------   -----------      -----------
  Total Assets ..................................       170,693       24,985,550    80,174,647       38,963,818
                                                       --------      -----------   -----------      -----------
Liabilities
Amount due to MONY America ......................           181           33,727       103,353           96,070
Amount due to respective Funds ..................            --           11,540        32,678           54,794
                                                       --------      -----------   -----------      -----------
  Total Liabilities .............................           181           45,267       136,031          150,864
                                                       --------      -----------   -----------      -----------
Net Assets ......................................      $170,512      $24,940,283   $80,038,616      $38,812,954
                                                       ========      ===========   ===========      ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                  PROFUNDS VP
                                                   PROFUNDS VP   Rising Rates   PROFUNDS VP
                                                       Bear       Opportunity    UltraBull
                                                  ------------- -------------- -------------
Assets
Shares held in respective Funds .................      15,000        568,768       409,020
                                                     --------    -----------    ----------
Investments at cost .............................    $472,771    $13,226,294    $8,917,398
                                                     --------    -----------    ----------
Investments in respective Funds, at net asset
 value ..........................................    $429,156    $11,819,009    $9,342,027
Amount due from MONY America ....................          --             --         3,031
Amount due from respective Funds ................         633         14,664        13,984
                                                     --------    -----------    ----------
  Total Assets ..................................     429,789     11,833,673     9,359,042
                                                     --------    -----------    ----------
Liabilities
Amount due to MONY America ......................         633         14,664        13,984
Amount due to respective Funds ..................          --             --         3,031
                                                     --------    -----------    ----------
  Total Liabilities .............................         633         14,664        17,015
                                                     --------    -----------    ----------
Net Assets ......................................    $429,156    $11,819,009    $9,342,027
                                                     ========    ===========    ==========


                                                         UIF             UIF            UIF
                                                      Emerging      Global Value     U.S. Real
                                                   Markets Equity      Equity         Estate
                                                      Portfolio       Portfolio      Portfolio
                                                  ---------------- -------------- --------------
Assets
Shares held in respective Funds .................       686,399         518,707      1,559,468
                                                     ----------      ----------    -----------
Investments at cost .............................    $6,090,819      $6,044,348    $23,009,936
                                                     ----------      ----------    -----------
Investments in respective Funds, at net asset
 value ..........................................    $7,584,712      $7,417,510    $31,937,905
Amount due from MONY America ....................           115           1,720         11,096
Amount due from respective Funds ................        12,020          10,756         39,492
                                                     ----------      ----------    -----------
  Total Assets ..................................     7,596,847       7,429,986     31,988,493
                                                     ----------      ----------    -----------
Liabilities
Amount due to MONY America ......................        12,020          10,756         39,492
Amount due to respective Funds ..................           115           1,720         11,096
                                                     ----------      ----------    -----------
  Total Liabilities .............................        12,135          12,476         50,588
                                                     ----------      ----------    -----------
Net Assets ......................................    $7,584,712      $7,417,510    $31,937,905
                                                     ==========      ==========    ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                                               Unit Fair      Units
                                                           Option                     Class      Value     Outstanding
                                          ---------------------------------------- ---------- ----------- ------------
AIM V.I. Basic Value Fund .............   MONY Custom Master                        Series I   $  13.80      484,777
AIM V.I. Basic Value Fund .............   MONY Variable Annuity Option 1            Series I      13.78      187,167
AIM V.I. Basic Value Fund .............   MONY Variable Annuity Option 2            Series I      12.49      289,021
AIM V.I. Basic Value Fund .............   MONY Variable Annuity Option 3            Series I      13.53      131,529
AIM V.I. Basic Value Fund .............   MONY Variable Annuity L Share Option 1    Series I      14.17        3,399
AIM V.I. Basic Value Fund .............   MONY Variable Annuity L Share Option 2    Series I      13.42        1,056
AIM V.I. Basic Value Fund .............   MONY Variable Annuity L Share Option 3    Series I      13.23        6,162
AIM V.I. Basic Value Fund .............   MONY Variable Annuity C Share Option 1    Series I      14.16       11,703
AIM V.I. Basic Value Fund .............   MONY Variable Annuity C Share Option 2    Series I      13.41          839
AIM V.I. Basic Value Fund .............   MONY Variable Annuity C Share Option 3    Series I      13.22        1,222

AIM V.I. Financial Services Fund ......   MONY Variable Annuity Option 1            Series I   $  11.20       84,428
AIM V.I. Financial Services Fund ......   MONY Variable Annuity Option 2            Series I      11.57       86,053
AIM V.I. Financial Services Fund ......   MONY Variable Annuity Option 3            Series I      11.63       91,928
AIM V.I. Financial Services Fund ......   MONY Variable Annuity L Share Option 1    Series I      13.46          277
AIM V.I. Financial Services Fund ......   MONY Variable Annuity L Share Option 2    Series I      12.71           --
AIM V.I. Financial Services Fund ......   MONY Variable Annuity L Share Option 3    Series I      12.53          469
AIM V.I. Financial Services Fund ......   MONY Variable Annuity C Share Option 1    Series I      13.44           --
AIM V.I. Financial Services Fund ......   MONY Variable Annuity C Share Option 2    Series I      12.70          102
AIM V.I. Financial Services Fund ......   MONY Variable Annuity C Share Option 3    Series I      12.52           --

AIM V.I. Health Sciences Fund .........   MONY Variable Annuity Option 1            Series I   $  10.89      133,944
AIM V.I. Health Sciences Fund .........   MONY Variable Annuity Option 2            Series I      10.75      165,621
AIM V.I. Health Sciences Fund .........   MONY Variable Annuity Option 3            Series I      10.45      165,597
AIM V.I. Health Sciences Fund .........   MONY Variable Annuity L Share Option 1    Series I      11.96          878
AIM V.I. Health Sciences Fund .........   MONY Variable Annuity L Share Option 2    Series I      12.25          482
AIM V.I. Health Sciences Fund .........   MONY Variable Annuity L Share Option 3    Series I      12.08        8,210
AIM V.I. Health Sciences Fund .........   MONY Variable Annuity C Share Option 1    Series I      11.95        1,115
AIM V.I. Health Sciences Fund .........   MONY Variable Annuity C Share Option 2    Series I      12.24          294
AIM V.I. Health Sciences Fund .........   MONY Variable Annuity C Share Option 3    Series I      12.07        1,428

AIM V.I. Mid Cap Core Equity Fund .....   MONY Custom Master                        Series I   $  13.72      232,091
AIM V.I. Mid Cap Core Equity Fund .....   MONY Variable Annuity Option 1            Series I      12.70      156,043
AIM V.I. Mid Cap Core Equity Fund .....   MONY Variable Annuity Option 2            Series I      13.72      133,227
AIM V.I. Mid Cap Core Equity Fund .....   MONY Variable Annuity Option 3            Series I      13.13       79,961
AIM V.I. Mid Cap Core Equity Fund .....   MONY Variable Annuity L Share Option 1    Series I      13.98        2,757
AIM V.I. Mid Cap Core Equity Fund .....   MONY Variable Annuity L Share Option 2    Series I      13.39           87
AIM V.I. Mid Cap Core Equity Fund .....   MONY Variable Annuity L Share Option 3    Series I      13.20        2,947
AIM V.I. Mid Cap Core Equity Fund .....   MONY Variable Annuity C Share Option 1    Series I      13.97        1,090
AIM V.I. Mid Cap Core Equity Fund .....   MONY Variable Annuity C Share Option 2    Series I      13.38          751
AIM V.I. Mid Cap Core Equity Fund .....   MONY Variable Annuity C Share Option 3    Series I      13.19           --

AIM V.I. Technology Fund ..............   MONY Variable Annuity Option 1            Series I   $   8.37       89,696
AIM V.I. Technology Fund ..............   MONY Variable Annuity Option 2            Series I       8.32       52,034
AIM V.I. Technology Fund ..............   MONY Variable Annuity Option 3            Series I       9.04       68,906
AIM V.I. Technology Fund ..............   MONY Variable Annuity L Share Option 1    Series I      14.13        3,612
AIM V.I. Technology Fund ..............   MONY Variable Annuity L Share Option 2    Series I      12.80           --
AIM V.I. Technology Fund ..............   MONY Variable Annuity L Share Option 3    Series I      12.63        5,104
AIM V.I. Technology Fund ..............   MONY Variable Annuity C Share Option 1    Series I      14.11        2,500
AIM V.I. Technology Fund ..............   MONY Variable Annuity C Share Option 2    Series I      12.79          180
AIM V.I. Technology Fund ..............   MONY Variable Annuity C Share Option 3    Series I      12.62           --

Alger American Balanced Portfolio .....   MONY Variable Annuity Option 1                O      $  10.70      343,962
Alger American Balanced Portfolio .....   MONY Variable Annuity Option 2                O         10.68      327,427
Alger American Balanced Portfolio .....   MONY Variable Annuity Option 3                O         10.47      321,464
Alger American Balanced Portfolio .....   MONY Variable Annuity L Share Option 1        O         11.89        8,758
Alger American Balanced Portfolio .....   MONY Variable Annuity L Share Option 2        O         11.16        2,030
Alger American Balanced Portfolio .....   MONY Variable Annuity L Share Option 3        O         11.01          629
Alger American Balanced Portfolio .....   MONY Variable Annuity C Share Option 1        O         11.87       13,501
Alger American Balanced Portfolio .....   MONY Variable Annuity C Share Option 2        O         11.16          393
Alger American Balanced Portfolio .....   MONY Variable Annuity C Share Option 3        O         11.00        1,433

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                                                         Unit Fair     Units
                                                                      Option                    Class      Value    Outstanding
                                                     ---------------------------------------- --------- ---------- ------------
Alger American MidCap Growth Portfolio ...........   MONY Custom Master                           O      $  12.40     876,791
Alger American MidCap Growth Portfolio ...........   MONY Variable Annuity Option 1               O         12.61     370,311
Alger American MidCap Growth Portfolio ...........   MONY Variable Annuity Option 2               O         12.13     445,851
Alger American MidCap Growth Portfolio ...........   MONY Variable Annuity Option 3               O         12.00     294,310
Alger American MidCap Growth Portfolio ...........   MONY Variable Annuity L Share Option 1       O         15.75       3,171
Alger American MidCap Growth Portfolio ...........   MONY Variable Annuity L Share Option 2       O         14.37       1,970
Alger American MidCap Growth Portfolio ...........   MONY Variable Annuity L Share Option 3       O         14.17       1,105
Alger American MidCap Growth Portfolio ...........   MONY Variable Annuity C Share Option 1       O         15.73       6,323
Alger American MidCap Growth Portfolio ...........   MONY Variable Annuity C Share Option 2       O         14.36         612
Alger American MidCap Growth Portfolio ...........   MONY Variable Annuity C Share Option 3       O         14.16          --

Dreyfus Socially Responsible Growth Fund .........   MONY Custom Master                        Initial   $   7.09     840,649

Dreyfus Stock Index Fund .........................   MONY Custom Master                        Initial   $   8.75   8,132,629

Dreyfus IP Small Cap Stock Index Portfolio .......   MONY Variable Annuity Option 1            Service   $  14.93     149,981
Dreyfus IP Small Cap Stock Index Portfolio .......   MONY Variable Annuity Option 2            Service      14.87     177,761
Dreyfus IP Small Cap Stock Index Portfolio .......   MONY Variable Annuity Option 3            Service      14.72     128,183
Dreyfus IP Small Cap Stock Index Portfolio .......   MONY Variable Annuity L Share Option 1    Service      16.09       1,841
Dreyfus IP Small Cap Stock Index Portfolio .......   MONY Variable Annuity L Share Option 2    Service      15.34         152
Dreyfus IP Small Cap Stock Index Portfolio .......   MONY Variable Annuity L Share Option 3    Service      15.12       1,037
Dreyfus IP Small Cap Stock Index Portfolio .......   MONY Variable Annuity C Share Option 1    Service      16.08      11,898
Dreyfus IP Small Cap Stock Index Portfolio .......   MONY Variable Annuity C Share Option 2    Service      15.32       1,065
Dreyfus IP Small Cap Stock Index Portfolio .......   MONY Variable Annuity C Share Option 3    Service      15.11         161

EQ/Enterprise Capital Appreciation Portfolio .....   MONY Custom Master                           B      $  13.86   2,816,159

EQ/Enterprise Deep Value Portfolio ...............   MONY Custom Master                           B      $  12.93      69,995
EQ/Enterprise Deep Value Portfolio ...............   MONY Variable Annuity Option 1               B         12.09      55,311
EQ/Enterprise Deep Value Portfolio ...............   MONY Variable Annuity Option 2               B         11.95      48,458
EQ/Enterprise Deep Value Portfolio ...............   MONY Variable Annuity Option 3               B         11.85      50,183
EQ/Enterprise Deep Value Portfolio ...............   MONY Variable Annuity L Share Option 1       B         13.10          --
EQ/Enterprise Deep Value Portfolio ...............   MONY Variable Annuity L Share Option 2       B         12.61          --
EQ/Enterprise Deep Value Portfolio ...............   MONY Variable Annuity L Share Option 3       B         12.44         258
EQ/Enterprise Deep Value Portfolio ...............   MONY Variable Annuity C Share Option 1       B         13.09          --
EQ/Enterprise Deep Value Portfolio ...............   MONY Variable Annuity C Share Option 2       B         12.60         269
EQ/Enterprise Deep Value Portfolio ...............   MONY Variable Annuity C Share Option 3       B         12.43          --

EQ/Enterprise Equity Portfolio ...................   MONY Master                                  B      $  45.22   2,272,842
EQ/Enterprise Equity Portfolio ...................   MONY Custom Master                           B         10.04   7,351,694

EQ/Enterprise Equity Income Portfolio ............   MONY Custom Master                           B      $  12.10   3,207,756
EQ/Enterprise Equity Income Portfolio ............   MONY Variable Annuity Option 1               B         12.52     408,003
EQ/Enterprise Equity Income Portfolio ............   MONY Variable Annuity Option 2               B         11.52     468,935
EQ/Enterprise Equity Income Portfolio ............   MONY Variable Annuity Option 3               B         11.30     443,355
EQ/Enterprise Equity Income Portfolio ............   MONY Variable Annuity L Share Option 1       B         14.70       2,987
EQ/Enterprise Equity Income Portfolio ............   MONY Variable Annuity L Share Option 2       B         13.96         395
EQ/Enterprise Equity Income Portfolio ............   MONY Variable Annuity L Share Option 3       B         13.77       1,724
EQ/Enterprise Equity Income Portfolio ............   MONY Variable Annuity C Share Option 1       B         14.68       4,029
EQ/Enterprise Equity Income Portfolio ............   MONY Variable Annuity C Share Option 2       B         13.95       2,551
EQ/Enterprise Equity Income Portfolio ............   MONY Variable Annuity C Share Option 3       B         13.76         365

EQ/Enterprise Growth and Income Portfolio ........   MONY Custom Master                           B      $  10.79   8,081,277
EQ/Enterprise Growth and Income Portfolio ........   MONY Variable Annuity Option 1               B         10.62     270,546
EQ/Enterprise Growth and Income Portfolio ........   MONY Variable Annuity Option 2               B         10.80     344,413
EQ/Enterprise Growth and Income Portfolio ........   MONY Variable Annuity Option 3               B         10.78     288,655
EQ/Enterprise Growth and Income Portfolio ........   MONY Variable Annuity L Share Option 1       B         13.99         447
EQ/Enterprise Growth and Income Portfolio ........   MONY Variable Annuity L Share Option 2       B         13.22         509
EQ/Enterprise Growth and Income Portfolio ........   MONY Variable Annuity L Share Option 3       B         13.04          --
EQ/Enterprise Growth and Income Portfolio ........   MONY Variable Annuity C Share Option 1       B         13.98       5,494
EQ/Enterprise Growth and Income Portfolio ........   MONY Variable Annuity C Share Option 2       B         13.21       1,294
EQ/Enterprise Growth and Income Portfolio ........   MONY Variable Annuity C Share Option 3       B         13.03         188

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                                                          Unit Fair     Units
                                                                         Option                   Class     Value    Outstanding
                                                        ---------------------------------------- ------- ---------- ------------
EQ/Enterprise Growth Portfolio ......................   MONY Custom Master                          B     $  9.12    16,012,029
EQ/Enterprise Growth Portfolio ......................   MONY Variable Annuity Option 1              B        9.47     1,581,734
EQ/Enterprise Growth Portfolio ......................   MONY Variable Annuity Option 2              B        9.12     1,564,074
EQ/Enterprise Growth Portfolio ......................   MONY Variable Annuity Option 3              B        9.00     1,231,095
EQ/Enterprise Growth Portfolio ......................   MONY Variable Annuity L Share Option 1      B       11.40        23,731
EQ/Enterprise Growth Portfolio ......................   MONY Variable Annuity L Share Option 2      B       11.10           743
EQ/Enterprise Growth Portfolio ......................   MONY Variable Annuity L Share Option 3      B       10.95         8,861
EQ/Enterprise Growth Portfolio ......................   MONY Variable Annuity C Share Option 1      B       11.39        17,147
EQ/Enterprise Growth Portfolio ......................   MONY Variable Annuity C Share Option 2      B       11.09        16,324
EQ/Enterprise Growth Portfolio ......................   MONY Variable Annuity C Share Option 3      B       10.94           959

EQ/Enterprise Global Socially Responsive Portfolio ..   MONY Variable Annuity Option 1              B     $ 11.36        39,127
EQ/Enterprise Global Socially Responsive Portfolio ..   MONY Variable Annuity Option 2              B       11.69        33,865
EQ/Enterprise Global Socially Responsive Portfolio ..   MONY Variable Annuity Option 3              B       11.19        35,804
EQ/Enterprise Global Socially Responsive Portfolio ..   MONY Variable Annuity L Share Option 1      B       13.79            --
EQ/Enterprise Global Socially Responsive Portfolio ..   MONY Variable Annuity L Share Option 2      B       12.99            --
EQ/Enterprise Global Socially Responsive Portfolio ..   MONY Variable Annuity L Share Option 3      B       12.81            --
EQ/Enterprise Global Socially Responsive Portfolio ..   MONY Variable Annuity C Share Option 1      B       13.77            --
EQ/Enterprise Global Socially Responsive Portfolio ..   MONY Variable Annuity C Share Option 2      B       12.98         2,106
EQ/Enterprise Global Socially Responsive Portfolio ..   MONY Variable Annuity C Share Option 3      B       12.80            --

EQ/Enterprise High-Yield Bond Portfolio .............   MONY Master                                 B     $ 20.04       861,149
EQ/Enterprise High-Yield Bond Portfolio .............   MONY Custom Master                          B       13.51     3,307,890

EQ/Enterprise International Growth Portfolio ........   MONY Master                                 B     $ 12.86     1,093,252
EQ/Enterprise International Growth Portfolio ........   MONY Custom Master                          B        9.18     1,911,713

EQ/Enterprise Multi-Cap Growth Portfolio ............   MONY Custom Master                          B     $ 14.80     2,809,818
EQ/Enterprise Multi-Cap Growth Portfolio ............   MONY Variable Annuity Option 1              B        9.63       202,316
EQ/Enterprise Multi-Cap Growth Portfolio ............   MONY Variable Annuity Option 2              B       10.01       151,837
EQ/Enterprise Multi-Cap Growth Portfolio ............   MONY Variable Annuity Option 3              B        9.51       111,160
EQ/Enterprise Multi-Cap Growth Portfolio ............   MONY Variable Annuity L Share Option 1      B       12.95         4,832
EQ/Enterprise Multi-Cap Growth Portfolio ............   MONY Variable Annuity L Share Option 2      B       12.12           328
EQ/Enterprise Multi-Cap Growth Portfolio ............   MONY Variable Annuity L Share Option 3      B       11.95            --
EQ/Enterprise Multi-Cap Growth Portfolio ............   MONY Variable Annuity C Share Option 1      B       12.94         9,464
EQ/Enterprise Multi-Cap Growth Portfolio ............   MONY Variable Annuity C Share Option 2      B       12.11         4,619
EQ/Enterprise Multi-Cap Growth Portfolio ............   MONY Variable Annuity C Share Option 3      B       11.94            --

EQ/Enterprise Managed Portfolio .....................   MONY Master                                 B     $ 53.12     6,487,423
EQ/Enterprise Managed Portfolio .....................   MONY Custom Master                          B        9.37    11,109,364
EQ/Enterprise Managed Portfolio .....................   MONY Variable Annuity Option 1              B        9.99       600,615
EQ/Enterprise Managed Portfolio .....................   MONY Variable Annuity Option 2              B       10.29       630,072
EQ/Enterprise Managed Portfolio .....................   MONY Variable Annuity Option 3              B       10.19       329,211
EQ/Enterprise Managed Portfolio .....................   MONY Variable Annuity L Share Option 1      B       12.92         1,235
EQ/Enterprise Managed Portfolio .....................   MONY Variable Annuity L Share Option 2      B       12.02           211
EQ/Enterprise Managed Portfolio .....................   MONY Variable Annuity L Share Option 3      B       11.86            --
EQ/Enterprise Managed Portfolio .....................   MONY Variable Annuity C Share Option 1      B       12.90         5,762
EQ/Enterprise Managed Portfolio .....................   MONY Variable Annuity C Share Option 2      B       12.01        15,296
EQ/Enterprise Managed Portfolio .....................   MONY Variable Annuity C Share Option 3      B       11.85         2,710

EQ/Enterprise Small Company Growth Portfolio ........   MONY Custom Master                          B     $ 16.08     3,066,363
EQ/Enterprise Small Company Growth Portfolio ........   MONY Variable Annuity Option 1              B       10.88       553,406
EQ/Enterprise Small Company Growth Portfolio ........   MONY Variable Annuity Option 2              B       10.68       538,881
EQ/Enterprise Small Company Growth Portfolio ........   MONY Variable Annuity Option 3              B       10.35       484,221
EQ/Enterprise Small Company Growth Portfolio ........   MONY Variable Annuity L Share Option 1      B       14.53        12,046
EQ/Enterprise Small Company Growth Portfolio ........   MONY Variable Annuity L Share Option 2      B       13.30           322
EQ/Enterprise Small Company Growth Portfolio ........   MONY Variable Annuity L Share Option 3      B       13.12         2,087
EQ/Enterprise Small Company Growth Portfolio ........   MONY Variable Annuity C Share Option 1      B       14.51         4,157
EQ/Enterprise Small Company Growth Portfolio ........   MONY Variable Annuity C Share Option 2      B       13.29         5,612
EQ/Enterprise Small Company Growth Portfolio ........   MONY Variable Annuity C Share Option 3      B       13.10           692

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                                                        Unit Fair     Units
                                                                       Option                   Class     Value    Outstanding
                                                      ---------------------------------------- ------- ---------- ------------
EQ/Enterprise Small Company Value Portfolio .......   MONY Master                                 B     $  76.53   1,704,736
EQ/Enterprise Small Company Value Portfolio .......   MONY Custom Master                          B        19.68   7,075,206
EQ/Enterprise Small Company Value Portfolio .......   MONY Variable Annuity Option 1              B        14.96   1,097,488
EQ/Enterprise Small Company Value Portfolio .......   MONY Variable Annuity Option 2              B        14.65   1,150,083
EQ/Enterprise Small Company Value Portfolio .......   MONY Variable Annuity Option 3              B        14.55     771,937
EQ/Enterprise Small Company Value Portfolio .......   MONY Variable Annuity L Share Option 1      B        17.14      16,073
EQ/Enterprise Small Company Value Portfolio .......   MONY Variable Annuity L Share Option 2      B        14.95       2,272
EQ/Enterprise Small Company Value Portfolio .......   MONY Variable Annuity L Share Option 3      B        14.75       2,306
EQ/Enterprise Small Company Value Portfolio .......   MONY Variable Annuity C Share Option 1      B        17.12      19,251
EQ/Enterprise Small Company Value Portfolio .......   MONY Variable Annuity C Share Option 2      B        14.94      11,846
EQ/Enterprise Small Company Value Portfolio .......   MONY Variable Annuity C Share Option 3      B        14.74         344

EQ/Enterprise Total Return Portfolio ..............   MONY Custom Master                          B     $  11.31     925,861
EQ/Enterprise Total Return Portfolio ..............   MONY Variable Annuity Option 1              B        11.40     457,385
EQ/Enterprise Total Return Portfolio ..............   MONY Variable Annuity Option 2              B        11.29     728,549
EQ/Enterprise Total Return Portfolio ..............   MONY Variable Annuity Option 3              B        11.05     172,435
EQ/Enterprise Total Return Portfolio ..............   MONY Variable Annuity L Share Option 1      B        11.15       6,802
EQ/Enterprise Total Return Portfolio ..............   MONY Variable Annuity L Share Option 2      B        10.31         298
EQ/Enterprise Total Return Portfolio ..............   MONY Variable Annuity L Share Option 3      B        10.16       2,612
EQ/Enterprise Total Return Portfolio ..............   MONY Variable Annuity C Share Option 1      B        11.13      19,595
EQ/Enterprise Total Return Portfolio ..............   MONY Variable Annuity C Share Option 2      B        10.30       1,214
EQ/Enterprise Total Return Portfolio ..............   MONY Variable Annuity C Share Option 3      B        10.15          --

EQ/Enterprise Mergers and Acquisitions Portfolio ..   MONY Custom Master                          B     $  11.33     226,652
EQ/Enterprise Mergers and Acquisitions Portfolio ..   MONY Variable Annuity Option 1              B        10.98     117,926
EQ/Enterprise Mergers and Acquisitions Portfolio ..   MONY Variable Annuity Option 2              B        11.26     109,352
EQ/Enterprise Mergers and Acquisitions Portfolio ..   MONY Variable Annuity Option 3              B        10.71     142,384
EQ/Enterprise Mergers and Acquisitions Portfolio ..   MONY Variable Annuity L Share Option 1      B        11.39       4,330
EQ/Enterprise Mergers and Acquisitions Portfolio ..   MONY Variable Annuity L Share Option 2      B        11.15         139
EQ/Enterprise Mergers and Acquisitions Portfolio ..   MONY Variable Annuity L Share Option 3      B        10.99         680
EQ/Enterprise Mergers and Acquisitions Portfolio ..   MONY Variable Annuity C Share Option 1      B        11.38         856
EQ/Enterprise Mergers and Acquisitions Portfolio ..   MONY Variable Annuity C Share Option 2      B        11.14         285
EQ/Enterprise Mergers and Acquisitions Portfolio ..   MONY Variable Annuity C Share Option 3      B        10.98          --
EQ/Enterprise Short Duration Bond Portfolio .......   MONY Custom Master                          B     $  10.05     321,143
EQ/Enterprise Short Duration Bond Portfolio .......   MONY Variable Annuity Option 1              B        10.03     116,589
EQ/Enterprise Short Duration Bond Portfolio .......   MONY Variable Annuity Option 2              B         9.99     159,172
EQ/Enterprise Short Duration Bond Portfolio .......   MONY Variable Annuity Option 3              B         9.86      83,235
EQ/Enterprise Short Duration Bond Portfolio .......   MONY Variable Annuity L Share Option 1      B        10.04       2,365
EQ/Enterprise Short Duration Bond Portfolio .......   MONY Variable Annuity L Share Option 2      B         9.94          --
EQ/Enterprise Short Duration Bond Portfolio .......   MONY Variable Annuity L Share Option 3      B         9.80       1,089
EQ/Enterprise Short Duration Bond Portfolio .......   MONY Variable Annuity C Share Option 1      B        10.03       4,456
EQ/Enterprise Short Duration Bond Portfolio .......   MONY Variable Annuity C Share Option 2      B         9.93      14,733
EQ/Enterprise Short Duration Bond Portfolio .......   MONY Variable Annuity C Share Option 3      B         9.80          --

EQ/MONY Diversified Portfolio .....................   MONY Master                                 A     $  45.10       5,348

EQ/MONY Equity Growth Portfolio ...................   MONY Master                                 A     $  56.16       6,566
EQ/MONY Equity Income Portfolio ...................   MONY Master                                 A     $  52.44       9,653

EQ/MONY Government Securities Portfolio ...........   MONY Master                                 A     $  15.09     742,923
EQ/MONY Government Securities Portfolio ...........   MONY Custom Master                          A        11.93   3,800,321
EQ/MONY Government Securities Portfolio ...........   MONY Variable Annuity Option 1              A        10.52   1,272,012
EQ/MONY Government Securities Portfolio ...........   MONY Variable Annuity Option 2              A        10.39   1,268,310
EQ/MONY Government Securities Portfolio ...........   MONY Variable Annuity Option 3              A        10.20     828,111
EQ/MONY Government Securities Portfolio ...........   MONY Variable Annuity L Share Option 1      A        10.10      24,187
EQ/MONY Government Securities Portfolio ...........   MONY Variable Annuity L Share Option 2      A         9.88       6,267
EQ/MONY Government Securities Portfolio ...........   MONY Variable Annuity L Share Option 3      A         9.74       5,673
EQ/MONY Government Securities Portfolio ...........   MONY Variable Annuity C Share Option 1      A        10.09      42,257
EQ/MONY Government Securities Portfolio ...........   MONY Variable Annuity C Share Option 2      A         9.87       7,035
EQ/MONY Government Securities Portfolio ...........   MONY Variable Annuity C Share Option 3      A         9.73         208

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                                                     Unit Fair     Units
                                                                  Option                    Class      Value    Outstanding
                                                 ---------------------------------------- --------- ---------- ------------
EQ/MONY Intermediate Term Bond Portfolio .....   MONY Master                                A        $  24.51     530,230
EQ/MONY Intermediate Term Bond Portfolio .....   MONY Custom Master                         A           12.45   2,268,647

EQ/MONY Money Market Portfolio ...............   MONY Master                                A        $  17.48   1,621,452
EQ/MONY Money Market Portfolio ...............   MONY Value Master                          A           15.96      10,549
EQ/MONY Money Market Portfolio ...............   MONY Custom Master                         A           11.08   4,697,591
EQ/MONY Money Market Portfolio ...............   MONY Variable Annuity Option 1             A            9.97   1,262,592
EQ/MONY Money Market Portfolio ...............   MONY Variable Annuity Option 2             A            9.84     929,931
EQ/MONY Money Market Portfolio ...............   MONY Variable Annuity Option 3             A            9.66     398,763
EQ/MONY Money Market Portfolio ...............   MONY Variable Annuity L Share Option 1     A            9.89      13,580
EQ/MONY Money Market Portfolio ...............   MONY Variable Annuity L Share Option 2     A            9.83      16,887
EQ/MONY Money Market Portfolio ...............   MONY Variable Annuity L Share Option 3     A            9.69       5,872
EQ/MONY Money Market Portfolio ...............   MONY Variable Annuity C Share Option 1     A            9.88     129,348
EQ/MONY Money Market Portfolio ...............   MONY Variable Annuity C Share Option 2     A            9.82      10,268
EQ/MONY Money Market Portfolio ...............   MONY Variable Annuity C Share Option 3     A            9.68          --

EQ/MONY Long Term Bond Portfolio .............   MONY Master                                A        $  33.73     593,952
EQ/MONY Long Term Bond Portfolio .............   MONY Custom Master                         A           13.46   2,671,355
EQ/MONY Long Term Bond Portfolio .............   MONY Variable Annuity Option 1             A           12.20     402,596
EQ/MONY Long Term Bond Portfolio .............   MONY Variable Annuity Option 2             A           12.11     470,451
EQ/MONY Long Term Bond Portfolio .............   MONY Variable Annuity Option 3             A           12.12     285,396
EQ/MONY Long Term Bond Portfolio .............   MONY Variable Annuity L Share Option 1     A           11.53       6,103
EQ/MONY Long Term Bond Portfolio .............   MONY Variable Annuity L Share Option 2     A           10.38       1,595
EQ/MONY Long Term Bond Portfolio .............   MONY Variable Annuity L Share Option 3     A           10.23       3,108
EQ/MONY Long Term Bond Portfolio .............   MONY Variable Annuity C Share Option 1     A           11.52      12,930
EQ/MONY Long Term Bond Portfolio .............   MONY Variable Annuity C Share Option 2     A           10.37       3,022
EQ/MONY Long Term Bond Portfolio .............   MONY Variable Annuity C Share Option 3     A           10.22          --

Fidelity VIP Growth Portfolio ................   MONY Custom Master                       Service    $   7.47   4,068,605

Fidelity VIP Contrafund(R) Portfolio .........   MONY Custom Master                       Service    $  11.26   5,109,618

Fidelity VIP Growth Opportunities Portfolio ..   MONY Custom Master                       Service    $   7.05   1,218,904

Franklin Income Securities Fund ..............   MONY Custom Master                          2       $  13.49     587,543
Franklin Income Securities Fund ..............   MONY Variable Annuity Option 1              2          13.55     247,404
Franklin Income Securities Fund ..............   MONY Variable Annuity Option 2              2          13.21     305,097
Franklin Income Securities Fund ..............   MONY Variable Annuity Option 3              2          13.09     149,633
Franklin Income Securities Fund ..............   MONY Variable Annuity L Share Option 1      2          13.58       8,925
Franklin Income Securities Fund ..............   MONY Variable Annuity L Share Option 2      2          13.23         270
Franklin Income Securities Fund ..............   MONY Variable Annuity L Share Option 3      2          13.05         707
Franklin Income Securities Fund ..............   MONY Variable Annuity C Share Option 1      2          13.56       2,615
Franklin Income Securities Fund ..............   MONY Variable Annuity C Share Option 2      2          13.22       1,378
Franklin Income Securities Fund ..............   MONY Variable Annuity C Share Option 3      2          13.04         804

Franklin Rising Dividends Securities Fund ....   MONY Custom Master                          2       $  13.15     333,759
Franklin Rising Dividends Securities Fund ....   MONY Variable Annuity Option 1              2          13.16     158,869
Franklin Rising Dividends Securities Fund ....   MONY Variable Annuity Option 2              2          12.96     171,242
Franklin Rising Dividends Securities Fund ....   MONY Variable Annuity Option 3              2          12.45     127,851
Franklin Rising Dividends Securities Fund ....   MONY Variable Annuity L Share Option 1      2          13.31       5,917
Franklin Rising Dividends Securities Fund ....   MONY Variable Annuity L Share Option 2      2          12.83       2,067
Franklin Rising Dividends Securities Fund ....   MONY Variable Annuity L Share Option 3      2          12.65         250
Franklin Rising Dividends Securities Fund ....   MONY Variable Annuity C Share Option 1      2          13.30       4,060
Franklin Rising Dividends Securities Fund ....   MONY Variable Annuity C Share Option 2      2          12.82         908
Franklin Rising Dividends Securities Fund ....   MONY Variable Annuity C Share Option 3      2          12.64          --

Franklin Zero Coupon Fund 2010 ...............   MONY Custom Master                          2       $   9.97      74,658
Franklin Zero Coupon Fund 2010 ...............   MONY Variable Annuity Option 1              2           9.72      33,849
Franklin Zero Coupon Fund 2010 ...............   MONY Variable Annuity Option 2              2           9.76      50,780
Franklin Zero Coupon Fund 2010 ...............   MONY Variable Annuity Option 3              2           9.86       9,328
Franklin Zero Coupon Fund 2010 ...............   MONY Variable Annuity L Share Option 1      2          10.26          23
Franklin Zero Coupon Fund 2010 ...............   MONY Variable Annuity L Share Option 2      2           9.99          --
Franklin Zero Coupon Fund 2010 ...............   MONY Variable Annuity L Share Option 3      2           9.85         525

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                      Option
                                                     ----------------------------------------
Franklin Zero Coupon Fund 2010 ..................... MONY Variable Annuity C Share Option 1
Franklin Zero Coupon Fund 2010 ..................... MONY Variable Annuity C Share Option 2
Franklin Zero Coupon Fund 2010 ..................... MONY Variable Annuity C Share Option 3

Janus Aspen Series Mid Cap Growth Portfolio ........ MONY Custom Master

Janus Aspen Series Balanced Portfolio .............. MONY Custom Master

Janus Aspen Series Capital Appreciation Portfolio .. MONY Custom Master
Janus Aspen Series Capital Appreciation Portfolio .. MONY Variable Annuity Option 1
Janus Aspen Series Capital Appreciation Portfolio .. MONY Variable Annuity Option 2
Janus Aspen Series Capital Appreciation Portfolio .. MONY Variable Annuity Option 3
Janus Aspen Series Capital Appreciation Portfolio .. MONY Variable Annuity L Share Option 1
Janus Aspen Series Capital Appreciation Portfolio .. MONY Variable Annuity L Share Option 2
Janus Aspen Series Capital Appreciation Portfolio .. MONY Variable Annuity L Share Option 3
Janus Aspen Series Capital Appreciation Portfolio .. MONY Variable Annuity C Share Option 1
Janus Aspen Series Capital Appreciation Portfolio .. MONY Variable Annuity C Share Option 2
Janus Aspen Series Capital Appreciation Portfolio .. MONY Variable Annuity C Share Option 3

Janus Aspen Series Flexible Income Portfolio ....... MONY Variable Annuity Option 1
Janus Aspen Series Flexible Income Portfolio ....... MONY Variable Annuity Option 2
Janus Aspen Series Flexible Income Portfolio ....... MONY Variable Annuity Option 3
Janus Aspen Series Flexible Income Portfolio ....... MONY Variable Annuity L Share Option 1
Janus Aspen Series Flexible Income Portfolio ....... MONY Variable Annuity L Share Option 2
Janus Aspen Series Flexible Income Portfolio ....... MONY Variable Annuity L Share Option 3
Janus Aspen Series Flexible Income Portfolio ....... MONY Variable Annuity C Share Option 1
Janus Aspen Series Flexible Income Portfolio ....... MONY Variable Annuity C Share Option 2
Janus Aspen Series Flexible Income Portfolio ....... MONY Variable Annuity C Share Option 3

Janus Aspen Series International Growth Portfolio .. MONY Variable Annuity Option 1
Janus Aspen Series International Growth Portfolio .. MONY Variable Annuity Option 2
Janus Aspen Series International Growth Portfolio .. MONY Variable Annuity Option 3
Janus Aspen Series International Growth Portfolio .. MONY Variable Annuity L Share Option 1
Janus Aspen Series International Growth Portfolio .. MONY Variable Annuity L Share Option 2
Janus Aspen Series International Growth Portfolio .. MONY Variable Annuity L Share Option 3
Janus Aspen Series International Growth Portfolio .. MONY Variable Annuity C Share Option 1
Janus Aspen Series International Growth Portfolio .. MONY Variable Annuity C Share Option 2
Janus Aspen Series International Growth Portfolio .. MONY Variable Annuity C Share Option 3

Janus Aspen Series Worldwide Growth Portfolio ...... MONY Custom Master

Lord Abbett Bond-Debenture Portfolio ............... MONY Variable Annuity Option 1
Lord Abbett Bond-Debenture Portfolio ............... MONY Variable Annuity Option 2
Lord Abbett Bond-Debenture Portfolio ............... MONY Variable Annuity Option 3
Lord Abbett Bond-Debenture Portfolio ............... MONY Variable Annuity L Share Option 1
Lord Abbett Bond-Debenture Portfolio ............... MONY Variable Annuity L Share Option 2
Lord Abbett Bond-Debenture Portfolio ............... MONY Variable Annuity L Share Option 3
Lord Abbett Bond-Debenture Portfolio ............... MONY Variable Annuity C Share Option 1
Lord Abbett Bond-Debenture Portfolio ............... MONY Variable Annuity C Share Option 2
Lord Abbett Bond-Debenture Portfolio ............... MONY Variable Annuity C Share Option 3

Lord Abbett Growth and Income Portfolio ............ MONY Custom Master
Lord Abbett Growth and Income Portfolio ............ MONY Variable Annuity Option 1
Lord Abbett Growth and Income Portfolio ............ MONY Variable Annuity Option 2
Lord Abbett Growth and Income Portfolio ............ MONY Variable Annuity Option 3
Lord Abbett Growth and Income Portfolio ............ MONY Variable Annuity L Share Option 1
Lord Abbett Growth and Income Portfolio ............ MONY Variable Annuity L Share Option 2
Lord Abbett Growth and Income Portfolio ............ MONY Variable Annuity L Share Option 3
Lord Abbett Growth and Income Portfolio ............ MONY Variable Annuity C Share Option 1
Lord Abbett Growth and Income Portfolio ............ MONY Variable Annuity C Share Option 2
Lord Abbett Growth and Income Portfolio ............ MONY Variable Annuity C Share Option 3


                                                                      Unit Fair     Units
                                                          Class         Value    Outstanding
                                                     --------------- ---------- ------------
Franklin Zero Coupon Fund 2010 .....................       2          $  10.26       1,392
Franklin Zero Coupon Fund 2010 .....................       2              9.98         734
Franklin Zero Coupon Fund 2010 .....................       2              9.85          --

Janus Aspen Series Mid Cap Growth Portfolio ........ Institutional    $   7.33   4,107,171

Janus Aspen Series Balanced Portfolio .............. Institutional    $  11.10   5,057,432

Janus Aspen Series Capital Appreciation Portfolio .. Institutional    $   9.27   3,832,050
Janus Aspen Series Capital Appreciation Portfolio ..    Service          11.73     182,506
Janus Aspen Series Capital Appreciation Portfolio ..    Service          12.16     203,433
Janus Aspen Series Capital Appreciation Portfolio ..    Service          11.95     133,787
Janus Aspen Series Capital Appreciation Portfolio ..    Service          13.21       1,450
Janus Aspen Series Capital Appreciation Portfolio ..    Service          13.25         884
Janus Aspen Series Capital Appreciation Portfolio ..    Service          13.07       1,964
Janus Aspen Series Capital Appreciation Portfolio ..    Service          13.20       3,764
Janus Aspen Series Capital Appreciation Portfolio ..    Service          13.24         394
Janus Aspen Series Capital Appreciation Portfolio ..    Service          13.06         631

Janus Aspen Series Flexible Income Portfolio .......    Service       $  11.71     496,699
Janus Aspen Series Flexible Income Portfolio .......    Service          11.45     586,364
Janus Aspen Series Flexible Income Portfolio .......    Service          11.41     348,084
Janus Aspen Series Flexible Income Portfolio .......    Service          11.00      10,030
Janus Aspen Series Flexible Income Portfolio .......    Service          10.22       1,393
Janus Aspen Series Flexible Income Portfolio .......    Service          10.07       1,995
Janus Aspen Series Flexible Income Portfolio .......    Service          10.99       8,563
Janus Aspen Series Flexible Income Portfolio .......    Service          10.21       5,062
Janus Aspen Series Flexible Income Portfolio .......    Service          10.07          --

Janus Aspen Series International Growth Portfolio ..    Service       $  11.53     723,025
Janus Aspen Series International Growth Portfolio ..    Service          12.24     657,169
Janus Aspen Series International Growth Portfolio ..    Service          11.98     605,704
Janus Aspen Series International Growth Portfolio ..    Service          15.75       5,707
Janus Aspen Series International Growth Portfolio ..    Service          15.35         711
Janus Aspen Series International Growth Portfolio ..    Service          15.14       2,489
Janus Aspen Series International Growth Portfolio ..    Service          15.73      23,939
Janus Aspen Series International Growth Portfolio ..    Service          15.34       9,580
Janus Aspen Series International Growth Portfolio ..    Service          15.12          --

Janus Aspen Series Worldwide Growth Portfolio ...... Institutional    $   8.22   4,838,805

Lord Abbett Bond-Debenture Portfolio ...............       VC         $  13.25     487,938
Lord Abbett Bond-Debenture Portfolio ...............       VC            13.04     455,902
Lord Abbett Bond-Debenture Portfolio ...............       VC            12.88     321,915
Lord Abbett Bond-Debenture Portfolio ...............       VC            13.00      12,263
Lord Abbett Bond-Debenture Portfolio ...............       VC            11.39       1,577
Lord Abbett Bond-Debenture Portfolio ...............       VC            11.24       1,158
Lord Abbett Bond-Debenture Portfolio ...............       VC            12.98      20,999
Lord Abbett Bond-Debenture Portfolio ...............       VC            11.38       6,220
Lord Abbett Bond-Debenture Portfolio ...............       VC            11.23       1,874
Lord Abbett Growth and Income Portfolio ............       VC         $  11.76   1,864,979
Lord Abbett Growth and Income Portfolio ............       VC            11.97   1,109,156
Lord Abbett Growth and Income Portfolio ............       VC            11.83   1,026,766
Lord Abbett Growth and Income Portfolio ............       VC            11.31     585,072
Lord Abbett Growth and Income Portfolio ............       VC            14.73      17,186
Lord Abbett Growth and Income Portfolio ............       VC            13.21       4,629
Lord Abbett Growth and Income Portfolio ............       VC            13.03         480
Lord Abbett Growth and Income Portfolio ............       VC            14.71      17,828
Lord Abbett Growth and Income Portfolio ............       VC            13.20      12,394
Lord Abbett Growth and Income Portfolio ............       VC            13.02          --

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                                                  Unit Fair     Units
                                                               Option                    Class      Value    Outstanding
                                              ---------------------------------------- --------- ---------- ------------
Lord Abbett Mid Cap Value Portfolio .......   MONY Custom Master                           VC     $  12.85   1,932,614
Lord Abbett Mid Cap Value Portfolio .......   MONY Variable Annuity Option 1               VC        13.04     697,556
Lord Abbett Mid Cap Value Portfolio .......   MONY Variable Annuity Option 2               VC        13.21     889,401
Lord Abbett Mid Cap Value Portfolio .......   MONY Variable Annuity Option 3               VC        12.46     440,231
Lord Abbett Mid Cap Value Portfolio .......   MONY Variable Annuity L Share Option 1       VC        15.73       3,528
Lord Abbett Mid Cap Value Portfolio .......   MONY Variable Annuity L Share Option 2       VC        14.75         269
Lord Abbett Mid Cap Value Portfolio .......   MONY Variable Annuity L Share Option 3       VC        14.55       4,988
Lord Abbett Mid Cap Value Portfolio .......   MONY Variable Annuity C Share Option 1       VC        15.71       8,838
Lord Abbett Mid Cap Value Portfolio .......   MONY Variable Annuity C Share Option 2       VC        14.74       1,771
Lord Abbett Mid Cap Value Portfolio .......   MONY Variable Annuity C Share Option 3       VC        14.54         352

MFS(R) Mid Cap Growth Series ..............   MONY Variable Annuity Option 1            Initial   $   9.18     206,497
MFS(R) Mid Cap Growth Series ..............   MONY Variable Annuity Option 2            Initial      10.04     159,580
MFS(R) Mid Cap Growth Series ..............   MONY Variable Annuity Option 3            Initial       9.14     198,742
MFS(R) Mid Cap Growth Series ..............   MONY Variable Annuity L Share Option 1    Initial      15.51         283
MFS(R) Mid Cap Growth Series ..............   MONY Variable Annuity L Share Option 2    Initial      13.74         271
MFS(R) Mid Cap Growth Series ..............   MONY Variable Annuity L Share Option 3    Initial      13.55          --
MFS(R) Mid Cap Growth Series ..............   MONY Variable Annuity C Share Option 1    Initial      15.50       2,965
MFS(R) Mid Cap Growth Series ..............   MONY Variable Annuity C Share Option 2    Initial      13.73       3,037
MFS(R) Mid Cap Growth Series ..............   MONY Variable Annuity C Share Option 3    Initial      13.54          --

MFS(R) New Discovery Series ...............   MONY Variable Annuity Option 1            Initial   $   9.76     164,099
MFS(R) New Discovery Series ...............   MONY Variable Annuity Option 2            Initial      10.04     201,422
MFS(R) New Discovery Series ...............   MONY Variable Annuity Option 3            Initial      10.04     163,984
MFS(R) New Discovery Series ...............   MONY Variable Annuity L Share Option 1    Initial      13.65       2,575
MFS(R) New Discovery Series ...............   MONY Variable Annuity L Share Option 2    Initial      12.82         289
MFS(R) New Discovery Series ...............   MONY Variable Annuity L Share Option 3    Initial      12.65       5,494
MFS(R) New Discovery Series ...............   MONY Variable Annuity C Share Option 1    Initial      13.63       1,556
MFS(R) New Discovery Series ...............   MONY Variable Annuity C Share Option 2    Initial      12.81          81
MFS(R) New Discovery Series ...............   MONY Variable Annuity C Share Option 3    Initial      12.64          --

MFS(R) Total Return Series ................   MONY Variable Annuity Option 1            Initial   $  11.51     633,043
MFS(R) Total Return Series ................   MONY Variable Annuity Option 2            Initial      11.90     819,405
MFS(R) Total Return Series ................   MONY Variable Annuity Option 3            Initial      11.27     439,972
MFS(R) Total Return Series ................   MONY Variable Annuity L Share Option 1    Initial      12.79       1,484
MFS(R) Total Return Series ................   MONY Variable Annuity L Share Option 2    Initial      12.02          --
MFS(R) Total Return Series ................   MONY Variable Annuity L Share Option 3    Initial      11.86         267
MFS(R) Total Return Series ................   MONY Variable Annuity C Share Option 1    Initial      12.78      13,597
MFS(R) Total Return Series ................   MONY Variable Annuity C Share Option 2    Initial      12.01       6,553
MFS(R) Total Return Series ................   MONY Variable Annuity C Share Option 3    Initial      11.85       2,107

MFS(R) Utilities Series ...................   MONY Variable Annuity Option 1            Initial   $  15.12     134,931
MFS(R) Utilities Series ...................   MONY Variable Annuity Option 2            Initial      14.58     137,465
MFS(R) Utilities Series ...................   MONY Variable Annuity Option 3            Initial      13.41     108,933
MFS(R) Utilities Series ...................   MONY Variable Annuity L Share Option 1    Initial      19.19         464
MFS(R) Utilities Series ...................   MONY Variable Annuity L Share Option 2    Initial      15.33          --
MFS(R) Utilities Series ...................   MONY Variable Annuity L Share Option 3    Initial      15.12       1,774
MFS(R) Utilities Series ...................   MONY Variable Annuity C Share Option 1    Initial      19.17      13,094
MFS(R) Utilities Series ...................   MONY Variable Annuity C Share Option 2    Initial      15.32       1,238
MFS(R) Utilities Series ...................   MONY Variable Annuity C Share Option 3    Initial      15.11         507

Oppenheimer Global Securities Fund/VA .....   MONY Custom Master                        Service   $  16.10     764,151
Oppenheimer Global Securities Fund/VA .....   MONY Variable Annuity Option 1            Service      16.22     330,561
Oppenheimer Global Securities Fund/VA .....   MONY Variable Annuity Option 2            Service      16.25     313,678
Oppenheimer Global Securities Fund/VA .....   MONY Variable Annuity Option 3            Service      14.33     206,632
Oppenheimer Global Securities Fund/VA .....   MONY Variable Annuity L Share Option 1    Service      16.57       3,905
Oppenheimer Global Securities Fund/VA .....   MONY Variable Annuity L Share Option 2    Service      15.79         626
Oppenheimer Global Securities Fund/VA .....   MONY Variable Annuity L Share Option 3    Service      15.57       4,425
Oppenheimer Global Securities Fund/VA .....   MONY Variable Annuity C Share Option 1    Service      16.56      19,152
Oppenheimer Global Securities Fund/VA .....   MONY Variable Annuity C Share Option 2    Service      15.78      10,084
Oppenheimer Global Securities Fund/VA .....   MONY Variable Annuity C Share Option 3    Service      15.56       1,188

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                     Option
                                                    ----------------------------------------
Oppenheimer Main Street(R) Fund/VA ................ MONY Custom Master
Oppenheimer Main Street(R) Fund/VA ................ MONY Variable Annuity Option 1
Oppenheimer Main Street(R) Fund/VA ................ MONY Variable Annuity Option 2
Oppenheimer Main Street(R) Fund/VA ................ MONY Variable Annuity Option 3
Oppenheimer Main Street(R) Fund/VA ................ MONY Variable Annuity L Share Option 1
Oppenheimer Main Street(R) Fund/VA ................ MONY Variable Annuity L Share Option 2
Oppenheimer Main Street(R) Fund/VA ................ MONY Variable Annuity L Share Option 3
Oppenheimer Main Street(R) Fund/VA ................ MONY Variable Annuity C Share Option 1
Oppenheimer Main Street(R) Fund/VA ................ MONY Variable Annuity C Share Option 2
Oppenheimer Main Street(R) Fund/VA ................ MONY Variable Annuity C Share Option 3

PBHG Mid-Cap Portfolio ............................ MONY Variable Annuity Option 1
PBHG Mid-Cap Portfolio ............................ MONY Variable Annuity Option 2
PBHG Mid-Cap Portfolio ............................ MONY Variable Annuity Option 3
PBHG Mid-Cap Portfolio ............................ MONY Variable Annuity L Share Option 1
PBHG Mid-Cap Portfolio ............................ MONY Variable Annuity L Share Option 2
PBHG Mid-Cap Portfolio ............................ MONY Variable Annuity L Share Option 3
PBHG Mid-Cap Portfolio ............................ MONY Variable Annuity C Share Option 1
PBHG Mid-Cap Portfolio ............................ MONY Variable Annuity C Share Option 2
PBHG Mid-Cap Portfolio ............................ MONY Variable Annuity C Share Option 3

PBHG Select Value Portfolio ....................... MONY Variable Annuity Option 1
PBHG Select Value Portfolio ....................... MONY Variable Annuity Option 2
PBHG Select Value Portfolio ....................... MONY Variable Annuity Option 3
PBHG Select Value Portfolio ....................... MONY Variable Annuity L Share Option 1
PBHG Select Value Portfolio ....................... MONY Variable Annuity L Share Option 2
PBHG Select Value Portfolio ....................... MONY Variable Annuity L Share Option 3
PBHG Select Value Portfolio ....................... MONY Variable Annuity C Share Option 1
PBHG Select Value Portfolio ....................... MONY Variable Annuity C Share Option 2
PBHG Select Value Portfolio ....................... MONY Variable Annuity C Share Option 3

PIMCO Advisors VIT OpCap Equity Portfolio ......... MONY Master

PIMCO Advisors VIT OpCap Managed Portfolio ........ MONY Master

PIMCO Advisors VIT OpCap Small Cap Portfolio ...... MONY Master

PIMCO Advisors VIT OpCap U.S. Government Income
Portfolio ......................................... MONY Master

PIMCO Global Bond Portfolio (Unhedged) ............ MONY Custom Master
PIMCO Global Bond Portfolio (Unhedged) ............ MONY Variable Annuity Option 1
PIMCO Global Bond Portfolio (Unhedged) ............ MONY Variable Annuity Option 2
PIMCO Global Bond Portfolio (Unhedged) ............ MONY Variable Annuity Option 3
PIMCO Global Bond Portfolio (Unhedged) ............ MONY Variable Annuity L Share Option 1
PIMCO Global Bond Portfolio (Unhedged) ............ MONY Variable Annuity L Share Option 2
PIMCO Global Bond Portfolio (Unhedged) ............ MONY Variable Annuity L Share Option 3
PIMCO Global Bond Portfolio (Unhedged) ............ MONY Variable Annuity C Share Option 1
PIMCO Global Bond Portfolio (Unhedged) ............ MONY Variable Annuity C Share Option 2
PIMCO Global Bond Portfolio (Unhedged) ............ MONY Variable Annuity C Share Option 3

PIMCO Real Return Portfolio ....................... MONY Custom Master
PIMCO Real Return Portfolio ....................... MONY Variable Annuity Option 1
PIMCO Real Return Portfolio ....................... MONY Variable Annuity Option 2
PIMCO Real Return Portfolio ....................... MONY Variable Annuity Option 3
PIMCO Real Return Portfolio ....................... MONY Variable Annuity L Share Option 1
PIMCO Real Return Portfolio ....................... MONY Variable Annuity L Share Option 2
PIMCO Real Return Portfolio ....................... MONY Variable Annuity L Share Option 3
PIMCO Real Return Portfolio ....................... MONY Variable Annuity C Share Option 1
PIMCO Real Return Portfolio ....................... MONY Variable Annuity C Share Option 2
PIMCO Real Return Portfolio ....................... MONY Variable Annuity C Share Option 3


                                                                      Unit Fair     Units
                                                          Class         Value    Outstanding
                                                    ---------------- ---------- ------------
Oppenheimer Main Street(R) Fund/VA ................      Service      $  12.85     234,389
Oppenheimer Main Street(R) Fund/VA ................      Service         12.71     158,898
Oppenheimer Main Street(R) Fund/VA ................      Service         12.05     114,791
Oppenheimer Main Street(R) Fund/VA ................      Service         11.80     127,670
Oppenheimer Main Street(R) Fund/VA ................      Service         13.01       1,408
Oppenheimer Main Street(R) Fund/VA ................      Service         12.53         194
Oppenheimer Main Street(R) Fund/VA ................      Service         12.35         116
Oppenheimer Main Street(R) Fund/VA ................      Service         13.00       4,571
Oppenheimer Main Street(R) Fund/VA ................      Service         12.52       1,077
Oppenheimer Main Street(R) Fund/VA ................      Service         12.34          --

PBHG Mid-Cap Portfolio ............................     Insurance     $  13.57     605,758
PBHG Mid-Cap Portfolio ............................     Insurance        13.23     660,177
PBHG Mid-Cap Portfolio ............................     Insurance        13.14     539,030
PBHG Mid-Cap Portfolio ............................     Insurance        16.05       4,949
PBHG Mid-Cap Portfolio ............................     Insurance        14.42       2,653
PBHG Mid-Cap Portfolio ............................     Insurance        14.22       2,024
PBHG Mid-Cap Portfolio ............................     Insurance        16.03       8,228
PBHG Mid-Cap Portfolio ............................     Insurance        14.40      12,091
PBHG Mid-Cap Portfolio ............................     Insurance        14.21         824

PBHG Select Value Portfolio .......................     Insurance     $   8.92     190,013
PBHG Select Value Portfolio .......................     Insurance         8.84     238,395
PBHG Select Value Portfolio .......................     Insurance         9.05     124,228
PBHG Select Value Portfolio .......................     Insurance        12.24         221
PBHG Select Value Portfolio .......................     Insurance        11.68         310
PBHG Select Value Portfolio .......................     Insurance        11.52       1,213
PBHG Select Value Portfolio .......................     Insurance        12.23       8,764
PBHG Select Value Portfolio .......................     Insurance        11.67          --
PBHG Select Value Portfolio .......................     Insurance        11.51          --

PIMCO Advisors VIT OpCap Equity Portfolio .........                   $  49.78      19,899

PIMCO Advisors VIT OpCap Managed Portfolio ........                   $  61.58     151,589

PIMCO Advisors VIT OpCap Small Cap Portfolio ......                   $  58.43      15,011

PIMCO Advisors VIT OpCap U.S. Government Income
Portfolio .........................................                   $  22.13       7,704

PIMCO Global Bond Portfolio (Unhedged) ............  Administrative   $  14.15     649,315
PIMCO Global Bond Portfolio (Unhedged) ............  Administrative      14.68     381,980
PIMCO Global Bond Portfolio (Unhedged) ............  Administrative      14.48     412,145
PIMCO Global Bond Portfolio (Unhedged) ............  Administrative      14.36     267,365
PIMCO Global Bond Portfolio (Unhedged) ............  Administrative      13.11       4,885
PIMCO Global Bond Portfolio (Unhedged) ............  Administrative      11.40       1,100
PIMCO Global Bond Portfolio (Unhedged) ............  Administrative      11.24       2,330
PIMCO Global Bond Portfolio (Unhedged) ............  Administrative      13.09      10,821
PIMCO Global Bond Portfolio (Unhedged) ............  Administrative      11.39       6,345
PIMCO Global Bond Portfolio (Unhedged) ............  Administrative      11.23         952

PIMCO Real Return Portfolio .......................  Administrative   $  12.87   2,771,514
PIMCO Real Return Portfolio .......................  Administrative      13.30   1,111,813
PIMCO Real Return Portfolio .......................  Administrative      13.12   1,477,502
PIMCO Real Return Portfolio .......................  Administrative      12.83     694,607
PIMCO Real Return Portfolio .......................  Administrative      11.87      23,579
PIMCO Real Return Portfolio .......................  Administrative      10.88       2,047
PIMCO Real Return Portfolio .......................  Administrative      10.73       3,109
PIMCO Real Return Portfolio .......................  Administrative      11.85      67,143
PIMCO Real Return Portfolio .......................  Administrative      10.88      10,512
PIMCO Real Return Portfolio .......................  Administrative      10.72       2,454

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                                                           Unit Fair     Units
                                                                 Option                        Class         Value    Outstanding
                                                ---------------------------------------- ---------------- ---------- ------------
PIMCO StocksPLUS Growth and Income Portfolio .. MONY Variable Annuity Option 1            Administrative   $  11.69   1,063,823
PIMCO StocksPLUS Growth and Income Portfolio .. MONY Variable Annuity Option 2            Administrative      11.40   1,163,909
PIMCO StocksPLUS Growth and Income Portfolio .. MONY Variable Annuity Option 3            Administrative      11.33   1,110,751
PIMCO StocksPLUS Growth and Income Portfolio .. MONY Variable Annuity L Share Option 1    Administrative      14.22       8,715
PIMCO StocksPLUS Growth and Income Portfolio .. MONY Variable Annuity L Share Option 2    Administrative      12.77       2,150
PIMCO StocksPLUS Growth and Income Portfolio .. MONY Variable Annuity L Share Option 3    Administrative      12.60       2,718
PIMCO StocksPLUS Growth and Income Portfolio .. MONY Variable Annuity C Share Option 1    Administrative      14.20      14,442
PIMCO StocksPLUS Growth and Income Portfolio .. MONY Variable Annuity C Share Option 2    Administrative      12.76       9,353
PIMCO StocksPLUS Growth and Income Portfolio .. MONY Variable Annuity C Share Option 3    Administrative      12.59       1,406

PROFUNDS VP Bear .............................. MONY Custom Master                           Insurance     $   7.16      28,387
PROFUNDS VP Bear .............................. MONY Variable Annuity Option 1               Insurance         7.14      13,091
PROFUNDS VP Bear .............................. MONY Variable Annuity Option 2               Insurance         7.79       4,994
PROFUNDS VP Bear .............................. MONY Variable Annuity Option 3               Insurance         7.04      12,064
PROFUNDS VP Bear .............................. MONY Variable Annuity L Share Option 1       Insurance         7.03          --
PROFUNDS VP Bear .............................. MONY Variable Annuity L Share Option 2       Insurance         7.21          --
PROFUNDS VP Bear .............................. MONY Variable Annuity L Share Option 3       Insurance         7.11          --
PROFUNDS VP Bear .............................. MONY Variable Annuity C Share Option 1       Insurance         7.03          --
PROFUNDS VP Bear .............................. MONY Variable Annuity C Share Option 2       Insurance         7.21          --
PROFUNDS VP Bear .............................. MONY Variable Annuity C Share Option 3       Insurance         7.11       1,226

PROFUNDS VP Rising Rates Opportunity .......... MONY Custom Master                           Insurance     $   8.57     345,652
PROFUNDS VP Rising Rates Opportunity .......... MONY Variable Annuity Option 1               Insurance         9.39     617,666
PROFUNDS VP Rising Rates Opportunity .......... MONY Variable Annuity Option 2               Insurance         9.32     135,919
PROFUNDS VP Rising Rates Opportunity .......... MONY Variable Annuity Option 3               Insurance         9.20     155,028
PROFUNDS VP Rising Rates Opportunity .......... MONY Variable Annuity L Share Option 1       Insurance         8.59      11,012
PROFUNDS VP Rising Rates Opportunity .......... MONY Variable Annuity L Share Option 2       Insurance         8.77         170
PROFUNDS VP Rising Rates Opportunity .......... MONY Variable Annuity L Share Option 3       Insurance         8.65       4,086
PROFUNDS VP Rising Rates Opportunity .......... MONY Variable Annuity C Share Option 1       Insurance         8.58      24,288
PROFUNDS VP Rising Rates Opportunity .......... MONY Variable Annuity C Share Option 2       Insurance         8.76         976
PROFUNDS VP Rising Rates Opportunity .......... MONY Variable Annuity C Share Option 3       Insurance         8.64       1,813

PROFUNDS VP UltraBull ......................... MONY Custom Master                           Insurance     $  16.14     157,450
PROFUNDS VP UltraBull ......................... MONY Variable Annuity Option 1               Insurance        14.42      89,655
PROFUNDS VP UltraBull ......................... MONY Variable Annuity Option 2               Insurance        14.00     118,709
PROFUNDS VP UltraBull ......................... MONY Variable Annuity Option 3               Insurance        15.73     221,408
PROFUNDS VP UltraBull ......................... MONY Variable Annuity L Share Option 1       Insurance        16.60       5,100
PROFUNDS VP UltraBull ......................... MONY Variable Annuity L Share Option 2       Insurance        15.48         251
PROFUNDS VP UltraBull ......................... MONY Variable Annuity L Share Option 3       Insurance        15.26       6,132
PROFUNDS VP UltraBull ......................... MONY Variable Annuity C Share Option 1       Insurance        16.59       8,709
PROFUNDS VP UltraBull ......................... MONY Variable Annuity C Share Option 2       Insurance        15.47       1,084
PROFUNDS VP UltraBull ......................... MONY Variable Annuity C Share Option 3       Insurance        15.25       1,670

UIF Emerging Markets Equity Portfolio ......... MONY Variable Annuity Option 1                   I         $  14.72     165,979
UIF Emerging Markets Equity Portfolio ......... MONY Variable Annuity Option 2                   I            15.09     153,459
UIF Emerging Markets Equity Portfolio ......... MONY Variable Annuity Option 3                   I            15.09     142,369
UIF Emerging Markets Equity Portfolio ......... MONY Variable Annuity L Share Option 1           I            19.08      10,063
UIF Emerging Markets Equity Portfolio ......... MONY Variable Annuity L Share Option 2           I            17.27         260
UIF Emerging Markets Equity Portfolio ......... MONY Variable Annuity L Share Option 3           I            17.04         818
UIF Emerging Markets Equity Portfolio ......... MONY Variable Annuity C Share Option 1           I            19.06      20,214
UIF Emerging Markets Equity Portfolio ......... MONY Variable Annuity C Share Option 2           I            17.26       4,510
UIF Emerging Markets Equity Portfolio ......... MONY Variable Annuity C Share Option 3           I            17.02         144

UIF Global Value Equity Portfolio ............. MONY Variable Annuity Option 1                   I         $  11.36     268,706
UIF Global Value Equity Portfolio ............. MONY Variable Annuity Option 2                   I            11.32     239,554
UIF Global Value Equity Portfolio ............. MONY Variable Annuity Option 3                   I            11.06     138,208
UIF Global Value Equity Portfolio ............. MONY Variable Annuity L Share Option 1           I            14.18       2,877
UIF Global Value Equity Portfolio ............. MONY Variable Annuity L Share Option 2           I            14.01         363
UIF Global Value Equity Portfolio ............. MONY Variable Annuity L Share Option 3           I            13.82       1,062
UIF Global Value Equity Portfolio ............. MONY Variable Annuity C Share Option 1           I            14.16       3,909
UIF Global Value Equity Portfolio ............. MONY Variable Annuity C Share Option 2           I            14.00         354

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2004


                                                                                         Unit Fair     Units
                                                        Option                   Class     Value    Outstanding
                                       ---------------------------------------- ------- ---------- ------------
UIF Global Value Equity Portfolio ..   MONY Variable Annuity C Share Option 3      I     $  13.81         340

UIF U.S. Real Estate Portfolio .....   MONY Custom Master                          I     $  16.40     821,517
UIF U.S. Real Estate Portfolio .....   MONY Variable Annuity Option 1              I        17.85     440,363
UIF U.S. Real Estate Portfolio .....   MONY Variable Annuity Option 2              I        16.80     369,435
UIF U.S. Real Estate Portfolio .....   MONY Variable Annuity Option 3              I        17.13     213,499
UIF U.S. Real Estate Portfolio .....   MONY Variable Annuity L Share Option 1      I        19.17       5,360
UIF U.S. Real Estate Portfolio .....   MONY Variable Annuity L Share Option 2      I        16.30       1,715
UIF U.S. Real Estate Portfolio .....   MONY Variable Annuity L Share Option 3      I        16.07       2,851
UIF U.S. Real Estate Portfolio .....   MONY Variable Annuity C Share Option 1      I        19.15      23,267
UIF U.S. Real Estate Portfolio .....   MONY Variable Annuity C Share Option 2      I        16.28       6,188
UIF U.S. Real Estate Portfolio .....   MONY Variable Annuity C Share Option 3      I        16.06         478

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                 AIM V.I.       AIM V.I.        AIM V.I.
                                               Basic Value     Financial         Health
                                                   Fund      Services Fund   Sciences Fund
                                              ------------- --------------- ---------------
Income:
 Dividend income ............................  $       --      $  21,222       $      --
Expenses:
 Mortality and expense risk charges .........    (174,742)       (46,455)        (79,440)
                                               ----------      ---------       ---------
Net investment income (loss) ................    (174,742)       (25,233)        (79,440)
                                               ----------      ---------       ---------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................     266,786         71,520         116,959
 Realized gain distributions ................          --             --              --
                                               ----------      ---------       ---------
Realized gain (loss) ........................     266,786         71,520         116,959
                                               ----------      ---------       ---------
Change in unrealized appreciation
 (depreciation) .............................   1,051,789        141,886         213,451
                                               ----------      ---------       ---------
Net increase/(decrease) in net assets
 resulting from operations ..................  $1,143,833      $ 188,173       $ 250,970
                                               ==========      =========       =========


                                                 AIM V.I.      AIM V.I.    Alger American   Alger American
                                               Mid Cap Core   Technology      Balanced       MidCap Growth
                                                Equity Fund      Fund         Portfolio        Portfolio
                                              -------------- ------------ ---------------- ----------------
Income:
 Dividend income ............................   $  11,737     $       --    $   141,339       $       --
Expenses:
 Mortality and expense risk charges .........     (88,521)       (28,161)      (162,891)        (326,323)
                                                ---------     ----------    -----------       ----------
Net investment income (loss) ................     (76,784)       (28,161)       (21,552)        (326,323)
                                                ---------     ----------    -----------       ----------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................     120,044         29,340        227,940        1,127,301
 Realized gain distributions ................     346,404             --             --               --
                                                ---------     ----------    -----------       ----------
Realized gain (loss) ........................     466,448         29,340        227,940        1,127,301
                                                ---------     ----------    -----------       ----------
Change in unrealized appreciation
 (depreciation) .............................     298,069         84,131         95,229        1,521,194
                                                ---------     ----------    -----------       ----------
Net increase/(decrease) in net assets
 resulting from operations ..................   $ 687,733     $   85,310    $   301,617       $2,322,172
                                                =========     ==========    ===========       ==========

-------
The accompanying notes are in integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                 Dreyfus                      Dreyfus IP
                                                 Socially       Dreyfus       Small Cap
                                               Responsible    Stock Index    Stock Index
                                               Growth Fund        Fund        Portfolio
                                              ------------- --------------- -------------
Income:
 Dividend income ............................  $    23,181   $   1,252,809    $  24,640
Expenses:
 Mortality and expense risk charges .........      (86,964)       (952,498)     (76,594)
                                               -----------   -------------    ---------
Net investment income (loss) ................      (63,783)        300,311      (51,954)
                                               -----------   -------------    ---------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................     (706,131)     (2,126,360)     133,591
 Realized gain distributions ................           --              --      136,898
                                               -----------   -------------    ---------
Realized gain (loss) ........................     (706,131)     (2,126,360)     270,489
                                               -----------   -------------    ---------
Change in unrealized appreciation
 (depreciation) .............................    1,038,688       7,919,946      708,377
                                               -----------   -------------    ---------
Net increase/(decrease) in net assets
 resulting from operations ..................  $   268,774   $   6,093,897    $ 926,912
                                               ===========   =============    =========


                                               EQ/Enterprise
                                                  Capital      EQ/Enterprise    EQ/Enterprise   EQ/Enterprise
                                                Appreciation     Deep Value        Equity       Equity Income
                                                 Portfolio       Portfolio        Portfolio       Portfolio
                                              --------------- --------------- ---------------- --------------
Income:
 Dividend income ............................  $          --     $  23,915     $           --    $1,149,904
Expenses:
 Mortality and expense risk charges .........       (505,434)      (34,119)        (2,257,375)     (654,672)
                                               -------------     ---------     --------------    ----------
Net investment income (loss) ................       (505,434)      (10,204)        (2,257,375)      495,232
                                               -------------     ---------     --------------    ----------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................     (1,181,293)       23,234        (14,281,706)      640,124
 Realized gain distributions ................             --        81,497                 --            --
                                               -------------     ---------     --------------    ----------
Realized gain (loss) ........................     (1,181,293)      104,731        (14,281,706)      640,124
                                               -------------     ---------     --------------    ----------
Change in unrealized appreciation
 (depreciation) .............................      5,977,137        92,763         35,982,493     5,842,210
                                               -------------     ---------     --------------    ----------
Net increase/(decrease) in net assets
 resulting from operations ..................  $   4,290,410     $ 187,290     $   19,443,412    $6,977,566
                                               =============     =========     ==============    ==========

-------
The accompanying notes are in integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                    EQ/Enterprise
                                                 EQ/Enterprise     EQ/Enterprise   Global Socially
                                               Growth and Income       Growth         Responsive
                                                   Portfolio         Portfolio        Portfolio
                                              ------------------- --------------- -----------------
Income:
 Dividend income ............................    $  1,553,380      $     790,555      $   9,431
Expenses:
 Mortality and expense risk charges .........      (1,319,473)        (2,757,405)       (18,972)
                                                 ------------      -------------      ---------
Net investment income (loss) ................         233,907         (1,966,850)        (9,541)
                                                 ------------      -------------      ---------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................      (2,631,530)        (7,642,332)        58,423
 Realized gain distributions ................              --                 --         39,310
                                                 ------------      -------------      ---------
Realized gain (loss) ........................      (2,631,530)        (7,642,332)        97,733
                                                 ------------      -------------      ---------
Change in unrealized appreciation
 (depreciation) .............................      12,816,368         14,386,437         27,781
                                                 ------------      -------------      ---------
Net increase/(decrease) in net assets
 resulting from operations ..................    $ 10,418,745      $   4,777,255      $ 115,973
                                                 ============      =============      =========


                                                                 EQ/Enterprise   EQ/Enterprise
                                                EQ/Enterprise    International     Multi-Cap      EQ/Enterprise
                                               High-Yield Bond       Growth          Growth          Managed
                                                  Portfolio        Portfolio       Portfolio        Portfolio
                                              ----------------- --------------- --------------- ----------------
Income:
 Dividend income ............................   $   7,109,994    $     364,202   $          --   $   13,050,802
Expenses:
 Mortality and expense risk charges .........        (842,550)        (418,534)       (678,001)      (6,192,432)
                                                -------------    -------------   -------------   --------------
Net investment income (loss) ................       6,267,444          (54,332)       (678,001)       6,858,370
                                                -------------    -------------   -------------   --------------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................       1,073,504       (1,204,185)     (8,366,287)     (37,702,430)
 Realized gain distributions ................              --           65,121              --               --
                                                -------------    -------------   -------------   --------------
Realized gain (loss) ........................       1,073,504       (1,139,064)     (8,366,287)     (37,702,430)
                                                -------------    -------------   -------------   --------------
Change in unrealized appreciation
 (depreciation) .............................      (2,365,859)       2,248,384      11,572,650       62,955,298
                                                -------------    -------------   -------------   --------------
Net increase/(decrease) in net assets
 resulting from operations ..................   $   4,975,089    $   1,054,988   $   2,528,362   $   32,111,238
                                                =============    =============   =============   ==============

-------
The accompanying notes are in integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                               EQ/Enterprise   EQ/Enterprise
                                               Small Company   Small Company   EQ/Enterprise
                                                   Growth          Value        Total Return
                                                 Portfolio       Portfolio       Portfolio
                                              --------------- --------------- ---------------
Income:
 Dividend income ............................  $          --   $     48,879     $   522,893
Expenses:
 Mortality and expense risk charges .........       (899,290)    (3,947,620)       (371,610)
                                               -------------   ------------     -----------
Net investment income (loss) ................       (899,290)    (3,898,741)        151,283
                                               -------------   ------------     -----------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................     (1,115,421)     2,493,728         140,389
 Realized gain distributions ................             --      7,998,417         719,064
                                               -------------   ------------     -----------
Realized gain (loss) ........................     (1,115,421)    10,492,145         859,453
                                               -------------   ------------     -----------
Change in unrealized appreciation
 (depreciation) .............................      8,435,971     45,566,863        (231,942)
                                               -------------   ------------     -----------
Net increase/(decrease) in net assets
 resulting from operations ..................  $   6,421,260   $ 52,160,267     $   778,794
                                               =============   ============     ===========

                                               EQ/Enterprise    EQ/Enterprise
                                                Mergers and    Short Duration     EQ/MONY        EQ/MONY
                                                Acquisitions        Bond        Diversified   Equity Growth
                                                 Portfolio        Portfolio      Portfolio      Portfolio
                                              --------------- ---------------- ------------- --------------
Income:
 Dividend income ............................    $   4,374       $ 158,826      $      491     $    1,516
Expenses:
 Mortality and expense risk charges .........      (85,309)        (89,385)         (2,844)        (4,143)
                                                 ---------       ---------      ----------     ----------
Net investment income (loss) ................      (80,935)         69,441          (2,353)        (2,627)
                                                 ---------       ---------      ----------     ----------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................       63,583          (3,772)        (12,806)       (28,798)
 Realized gain distributions ................      137,734              --           4,365             --
                                                 ---------       ---------      ----------     ----------
Realized gain (loss) ........................      201,317          (3,772)         (8,441)       (28,798)
                                                 ---------       ---------      ----------     ----------
Change in unrealized appreciation
 (depreciation) .............................      126,154         (58,154)         45,334         83,388
                                                 ---------       ---------      ----------     ----------
Net increase/(decrease) in net assets
 resulting from operations ..................    $ 246,536       $   7,515      $   34,540     $   51,963
                                                 =========       =========      ==========     ==========

-------
The accompanying notes are in integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                  EQ/MONY         EQ/MONY
                                                  EQ/MONY        Government     Intermediate
                                               Equity Income     Securities      Term Bond
                                                 Portfolio       Portfolio       Portfolio
                                              --------------- --------------- ---------------
Income:
 Dividend income ............................   $   16,172     $   5,312,285   $   4,140,149
Expenses:
 Mortality and expense risk charges .........       (6,240)       (1,397,550)       (609,300)
                                                ----------     -------------   -------------
Net investment income (loss) ................        9,932         3,914,735       3,530,849
                                                ----------     -------------   -------------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................      (42,479)          734,507         602,311
 Realized gain distributions ................       43,552           400,537          63,810
                                                ----------     -------------   -------------
Realized gain (loss) ........................        1,073         1,135,044         666,121
                                                ----------     -------------   -------------
Change in unrealized appreciation
 (depreciation) .............................       70,523        (5,131,847)     (4,104,146)
                                                ----------     -------------   -------------
Net increase/(decrease) in net assets
 resulting from operations ..................   $   81,528     $     (82,068)  $      92,824
                                                ==========     =============   =============


                                                  EQ/MONY          EQ/MONY       Fidelity VIP   Fidelity VIP
                                                Money Market   Long Term Bond       Growth      Contrafund(R)
                                                 Portfolio        Portfolio       Portfolio       Portfolio
                                              --------------- ---------------- --------------- --------------
Income:
 Dividend income ............................  $   1,218,292   $   7,263,047    $      57,066    $  141,050
Expenses:
 Mortality and expense risk charges .........     (1,821,732)     (1,010,733)        (444,356)     (736,534)
                                               -------------   -------------    -------------    ----------
Net investment income (loss) ................       (603,440)      6,252,314         (387,290)     (595,484)
                                               -------------   -------------    -------------    ----------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................             --       1,508,356       (3,084,964)       21,277
 Realized gain distributions ................             --       2,036,603               --            --
                                               -------------   -------------    -------------    ----------
Realized gain (loss) ........................             --       3,544,959       (3,084,964)       21,277
                                               -------------   -------------    -------------    ----------
Change in unrealized appreciation
 (depreciation) .............................             --      (5,333,388)       3,883,966     7,658,174
                                               -------------   -------------    -------------    ----------
Net increase/(decrease) in net assets
 resulting from operations ..................  $    (603,440)  $   4,463,885    $     411,712    $7,083,967
                                               =============   =============    =============    ==========

-------
The accompanying notes are in integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                Fidelity VIP                           Franklin
                                                   Growth           Franklin       Rising Dividends
                                               Opportunities   Income Securities      Securities
                                                 Portfolio            Fund               Fund
                                              --------------- ------------------- ------------------
Income:
 Dividend income ............................   $    44,706       $  394,779         $    52,641
Expenses:
 Mortality and expense risk charges .........      (119,501)        (188,796)           (120,381)
                                                -----------       ----------         -----------
Net investment income (loss) ................       (74,795)         205,983             (67,740)
                                                -----------       ----------         -----------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................      (521,661)         218,948             246,459
 Realized gain distributions ................            --               --             103,648
                                                -----------       ----------         -----------
Realized gain (loss) ........................      (521,661)         218,948             350,107
                                                -----------       ----------         -----------
Change in unrealized appreciation
 (depreciation) .............................     1,036,807        1,256,773             500,496
                                                -----------       ----------         -----------
Net increase/(decrease) in net assets
 resulting from operations ..................   $   440,351       $1,681,704         $   782,863
                                                ===========       ==========         ===========


                                                               Janus Aspen                       Janus Aspen
                                                 Franklin    Series Mid Cap     Janus Aspen     Series Capital
                                               Zero Coupon       Growth       Series Balanced    Appreciation
                                                Fund 2010       Portfolio        Portfolio        Portfolio
                                              ------------- ---------------- ----------------- ---------------
Income:
 Dividend income ............................  $   75,711    $          --      $1,250,385      $      85,717
Expenses:
 Mortality and expense risk charges .........     (23,496)        (392,826)       (772,500)          (550,829)
                                               ----------    -------------      ----------      -------------
Net investment income (loss) ................      52,215         (392,826)        477,885           (465,112)
                                               ----------    -------------      ----------      -------------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................      (3,167)      (6,476,724)       (737,973)        (2,847,930)
 Realized gain distributions ................          --               --              --                 --
                                               ----------    -------------      ----------      -------------
Realized gain (loss) ........................      (3,167)      (6,476,724)       (737,973)        (2,847,930)
                                               ----------    -------------      ----------      -------------
Change in unrealized appreciation
 (depreciation) .............................     (35,200)      11,912,624       4,080,207          9,408,317
                                               ----------    -------------      ----------      -------------
Net increase/(decrease) in net assets
 resulting from operations ..................  $   13,848    $   5,043,074      $3,820,119      $   6,095,275
                                               ==========    =============      ==========      =============

-------
The accompanying notes are in integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                  Janus Aspen
                                                 Janus Aspen         Series         Janus Aspen
                                               Series Flexible   International   Series Worldwide
                                                    Income           Growth           Growth
                                                  Portfolio        Portfolio         Portfolio
                                              ----------------- --------------- ------------------
Income:
 Dividend income ............................    $   973,165      $  177,161      $     409,850
Expenses:
 Mortality and expense risk charges .........       (265,618)       (337,218)          (571,232)
                                                 -----------      ----------      -------------
Net investment income (loss) ................        707,547        (160,057)          (161,382)
                                                 -----------      ----------      -------------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................         73,278       1,359,555         (6,603,135)
 Realized gain distributions ................        118,734              --                 --
                                                 -----------      ----------      -------------
Realized gain (loss) ........................        192,012       1,359,555         (6,603,135)
                                                 -----------      ----------      -------------
Change in unrealized appreciation
 (depreciation) .............................       (581,209)      2,338,454          7,905,597
                                                 -----------      ----------      -------------
Net increase/(decrease) in net assets
 resulting from operations ..................    $   318,350      $3,537,952      $   1,141,080
                                                 ===========      ==========      =============

                                                 Lord Abbett       Lord Abbett       Lord Abbett        MFS(R)
                                               Bond-Debenture   Growth and Income   Mid Cap Value   Mid Cap Growth
                                                  Portfolio         Portfolio         Portfolio         Series
                                              ---------------- ------------------- --------------- ---------------
Income:
 Dividend income ............................   $   849,460        $  430,152        $  135,693       $      --
Expenses:
 Mortality and expense risk charges .........      (237,924)         (668,484)         (583,769)        (79,082)
                                                -----------        ----------        ----------       ---------
Net investment income (loss) ................       611,536          (238,332)         (448,076)        (79,082)
                                                -----------        ----------        ----------       ---------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................       232,069           717,719           552,331         302,749
 Realized gain distributions ................       197,719           437,256           691,240              --
                                                -----------        ----------        ----------       ---------
Realized gain (loss) ........................       429,788         1,154,975         1,243,571         302,749
                                                -----------        ----------        ----------       ---------
Change in unrealized appreciation
 (depreciation) .............................       (94,949)        4,256,780         7,513,934         292,368
                                                -----------        ----------        ----------       ---------
Net increase/(decrease) in net assets
 resulting from operations ..................   $   946,375        $5,173,423        $8,309,429       $ 516,035
                                                ===========        ==========        ==========       =========

-------
The accompanying notes are in integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                   MFS(R)         MFS(R)         MFS(R)
                                               New Discovery   Total Return     Utilities
                                                   Series         Series         Series
                                              --------------- -------------- --------------
Income:
 Dividend income ............................    $      --      $  297,664     $   47,709
Expenses:
 Mortality and expense risk charges .........      (86,806)       (317,484)       (60,540)
                                                 ---------      ----------     ----------
Net investment income (loss) ................      (86,806)        (19,820)       (12,831)
                                                 ---------      ----------     ----------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................      139,428         240,267        143,095
 Realized gain distributions ................           --              --             --
                                                 ---------      ----------     ----------
Realized gain (loss) ........................      139,428         240,267        143,095
                                                 ---------      ----------     ----------
Change in unrealized appreciation
 (depreciation) .............................      215,594       1,624,506        906,051
                                                 ---------      ----------     ----------
Net increase/(decrease) in net assets
 resulting from operations ..................    $ 268,216      $1,844,953     $1,036,315
                                                 =========      ==========     ==========


                                                  Oppenheimer        Oppenheimer        PBHG          PBHG
                                               Global Securities   Main Street(R)     Mid Cap     Select Value
                                                    Fund/VA            Fund/VA       Portfolio     Portfolio
                                              ------------------- ---------------- ------------- -------------
Income:
 Dividend income ............................     $  137,026         $  37,609      $       --     $ 106,667
Expenses:
 Mortality and expense risk charges .........       (254,978)          (99,113)       (353,047)      (79,259)
                                                  ----------         ---------      ----------     ---------
Net investment income (loss) ................       (117,952)          (61,504)       (353,047)       27,408
                                                  ----------         ---------      ----------     ---------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................        287,803           111,048         571,596        31,679
 Realized gain distributions ................             --                --         357,461            --
                                                  ----------         ---------      ----------     ---------
Realized gain (loss) ........................        287,803           111,048         929,057        31,679
                                                  ----------         ---------      ----------     ---------
Change in unrealized appreciation
 (depreciation) .............................      3,167,871           464,756       2,790,618        16,095
                                                  ----------         ---------      ----------     ---------
Net increase/(decrease) in net assets
 resulting from operations ..................     $3,337,722         $ 514,300      $3,366,628     $  75,182
                                                  ==========         =========      ==========     =========

-------
The accompanying notes are in integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                               PIMCO Advisors   PIMCO Advisors   PIMCO Advisors
                                                  VIT OpCap        VIT OpCap        VIT OpCap
                                                   Equity           Managed         Small Cap
                                                  Portfolio        Portfolio        Portfolio
                                              ---------------- ---------------- ----------------
Income:
 Dividend income ............................    $    8,929      $   138,165       $     376
Expenses:
 Mortality and expense risk charges .........       (11,774)        (116,249)        (10,078)
                                                 ----------      -----------       ---------
Net investment income (loss) ................        (2,845)          21,916          (9,702)
                                                 ----------      -----------       ---------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................           239           (6,760)         18,427
 Realized gain distributions ................            --               --              --
                                                 ----------      -----------       ---------
Realized gain (loss) ........................           239           (6,760)         18,427
                                                 ----------      -----------       ---------
Change in unrealized appreciation
 (depreciation) .............................        98,153          810,830         114,953
                                                 ----------      -----------       ---------
Net increase/(decrease) in net assets
 resulting from operations ..................    $   95,547      $   825,986       $ 123,678
                                                 ==========      ===========       =========


                                                PIMCO Advisors
                                                  VIT OpCap         PIMCO                            PIMCO
                                               U.S. Government   Global Bond       PIMCO          StocksPLUS
                                                    Income        Portfolio     Real Return    Growth and Income
                                                  Portfolio       (Unhedged)     Portfolio         Portfolio
                                              ----------------- ------------- --------------- ------------------
Income:
 Dividend income ............................     $   5,166      $  389,157    $     725,371      $  597,053
Expenses:
 Mortality and expense risk charges .........        (2,158)       (326,808)      (1,112,521)       (576,477)
                                                  ---------      ----------    -------------      ----------
Net investment income (loss) ................         3,008          62,349         (387,150)         20,576
                                                  ---------      ----------    -------------      ----------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................           195         353,085          760,282         544,626
 Realized gain distributions ................         1,952       1,510,170        2,455,759              --
                                                  ---------      ----------    -------------      ----------
Realized gain (loss) ........................         2,147       1,863,255        3,216,041         544,626
                                                  ---------      ----------    -------------      ----------
Change in unrealized appreciation
 (depreciation) .............................        (5,018)        109,596        2,243,924       2,484,095
                                                  ---------      ----------    -------------      ----------
Net increase/(decrease) in net assets
 resulting from operations ..................     $     137      $2,035,200    $   5,072,815      $3,049,297
                                                  =========      ==========    =============      ==========

-------
The accompanying notes are in integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                               PROFUNDS VP
                                               PROFUNDS VP    Rising Rates    PROFUNDS VP
                                                   Bear        Opportunity     UltraBull
                                              ------------- ---------------- -------------
Income:
 Dividend income ............................   $      --     $         --    $       --
Expenses:
 Mortality and expense risk charges .........      (8,087)        (162,361)     (143,215)
                                                ---------     ------------    ----------
Net investment income (loss) ................      (8,087)        (162,361)     (143,215)
                                                ---------     ------------    ----------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................     (45,096)        (268,930)      516,873
 Realized gain distributions ................          --               --     1,109,684
                                                ---------     ------------    ----------
Realized gain (loss) ........................     (45,096)        (268,930)    1,626,557
                                                ---------     ------------    ----------
Change in unrealized appreciation
 (depreciation) .............................     (25,805)      (1,201,912)     (253,289)
                                                ---------     ------------    ----------
Net increase/(decrease) in net assets
 resulting from operations ..................   $ (78,988)    $ (1,633,203)   $1,230,053
                                                =========     ============    ==========


                                                     UIF             UIF           UIF
                                                  Emerging      Global Value    U.S. Real
                                               Markets Equity      Equity         Estate
                                                  Portfolio       Portfolio     Portfolio
                                              ---------------- -------------- -------------
Income:
 Dividend income ............................    $   36,457     $    45,878    $  351,486
Expenses:
 Mortality and expense risk charges .........       (91,201)       (101,707)     (328,568)
                                                 ----------     -----------    ----------
Net investment income (loss) ................       (54,744)        (55,829)       22,918
                                                 ----------     -----------    ----------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................       393,435         161,234       635,879
 Realized gain distributions ................            --              --       409,182
                                                 ----------     -----------    ----------
Realized gain (loss) ........................       393,435         161,234     1,045,061
                                                 ----------     -----------    ----------
Change in unrealized appreciation
 (depreciation) .............................       961,283         640,106     6,129,302
                                                 ----------     -----------    ----------
Net increase/(decrease) in net assets
 resulting from operations ..................    $1,299,974     $   745,511    $7,197,281
                                                 ==========     ===========    ==========

-------
The accompanying notes are in integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                            AIM V.I.                      AIM V.I.
                                                      Basic Value Fund (a)         Financial Services Fund
                                                 ------------------------------ -----------------------------
                                                       2004           2003           2004           2003
                                                 --------------- -------------- -------------- --------------
From operations:
 Net investment income (loss) ..................   $  (174,742)    $  (22,498)    $  (25,233)    $  (11,996)
 Net realized gain (loss) ......................       266,786         19,650         71,520        (11,186)
 Net change in unrealized appreciation
  (depreciation) ...............................     1,051,789        559,587        141,886        371,837
                                                   -----------     ----------     ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................     1,143,833        556,739        188,173        348,655
                                                   -----------     ----------     ----------     ----------
Contract transactions:
 Payments received from contract owners ........     5,178,944      2,025,022        826,623      1,085,519
 Transfers between subaccounts, net ............     3,396,565      3,677,432        (25,598)       128,896
 Transfers for contract benefits and
  terminations .................................      (853,193)      (125,376)      (150,922)       (90,399)
 Annual contract charges .......................          (676)           (30)          (481)          (204)
                                                   -----------     ----------     ----------     ----------
Net increase/decrease from contract
 transactions ..................................     7,721,640      5,577,048        649,622      1,123,812
                                                   -----------     ----------     ----------     ----------
Net increase/(decrease) in net assets ..........     8,865,473      6,133,787        837,795      1,472,467
Net assets beginning of period .................     6,133,787             --      2,183,389        710,922
                                                   -----------     ----------     ----------     ----------
Net assets end of period .......................   $14,999,260     $6,133,787     $3,021,184     $2,183,389
                                                   ===========     ==========     ==========     ==========
 Units issued during the period ................       809,492        545,772         94,329        144,912
 Units redeemed during the period ..............      (190,008)       (48,379)       (34,452)       (25,827)
                                                   -----------     ----------     ----------     ----------
 Net units issued/(redeemed) during period .....       619,484        497,393         59,877        119,085
                                                   ===========     ==========     ==========     ==========


                                                           AIM V.I.                      AIM V.I.
                                                     Health Sciences Fund      Mid Cap Core Equity Fund (a)
                                                 ----------------------------- ----------------------------
                                                      2004           2003           2004           2003
                                                 -------------- -------------- -------------- -------------
From operations:
 Net investment income (loss) ..................   $  (79,440)    $  (39,453)    $  (76,784)   $  (10,172)
 Net realized gain (loss) ......................      116,959        (10,307)       466,448        21,795
 Net change in unrealized appreciation
  (depreciation) ...............................      213,451        587,145        298,069       163,158
                                                   ----------     ----------     ----------    ----------
 Net increase/(decrease) in net assets from
  operations ...................................      250,970        537,385        687,733       174,781
                                                   ----------     ----------     ----------    ----------
Contract transactions:
 Payments received from contract owners ........    1,521,737      1,758,602      2,808,658     1,379,757
 Transfers between subaccounts, net ............       25,102        175,417      2,566,695     1,117,371
 Transfers for contract benefits and
  terminations .................................     (268,437)      (155,684)      (519,827)      (65,024)
 Annual contract charges .......................         (620)          (243)          (591)          (25)
                                                   ----------     ----------     ----------    ----------
Net increase/decrease from contract
 transactions ..................................    1,277,782      1,778,092      4,854,935     2,432,079
                                                   ----------     ----------     ----------    ----------
Net increase/(decrease) in net assets ..........    1,528,752      2,315,477      5,542,668     2,606,860
Net assets beginning of period .................    3,590,163      1,274,686      2,606,860            --
                                                   ----------     ----------     ----------    ----------
Net assets end of period .......................   $5,118,915     $3,590,163     $8,149,528    $2,606,860
                                                   ==========     ==========     ==========    ==========
 Units issued during the period ................      196,405        249,782        497,892       233,228
 Units redeemed during the period ..............      (72,910)       (53,743)      (107,328)      (14,843)
                                                   ----------     ----------     ----------    ----------
 Net units issued/(redeemed) during period .....      123,495        196,039        390,564       218,385
                                                   ==========     ==========     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           AIM V.I.                    Alger American
                                                        Technology Fund              Balanced Portfolio
                                                 ----------------------------- ------------------------------
                                                      2004           2003            2004           2003
                                                 -------------- -------------- --------------- --------------
From operations:
 Net investment income (loss) ..................   $  (28,161)    $  (13,102)   $    (21,552)    $   16,976
 Net realized gain (loss) ......................       29,340         (1,912)        227,940         11,152
 Net change in unrealized appreciation
  (depreciation) ...............................       84,131        235,245          95,229        844,992
                                                   ----------     ----------    ------------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................       85,310        220,231         301,617        873,120
                                                   ----------     ----------    ------------     ----------
Contract transactions:
 Payments received from contract owners ........      656,694        510,599       2,719,968      4,022,277
 Transfers between subaccounts, net ............      128,681        120,570       1,016,498        679,565
 Transfers for contract benefits and
  terminations .................................     (118,688)       (27,637)     (1,238,549)      (389,446)
 Annual contract charges .......................         (386)          (112)         (2,122)          (822)
                                                   ----------     ----------    ------------     ----------
Net increase/decrease from contract
 transactions ..................................      666,301        603,420       2,495,795      4,311,574
                                                   ----------     ----------    ------------     ----------
Net increase/(decrease) in net assets ..........      751,611        823,651       2,797,412      5,184,694
Net assets beginning of period .................    1,208,798        385,147       8,058,960      2,874,266
                                                   ----------     ----------    ------------     ----------
Net assets end of period .......................   $1,960,409     $1,208,798    $ 10,856,372     $8,058,960
                                                   ==========     ==========    ============     ==========
 Units issued during the period ................      109,331         95,448         453,895        561,281
 Units redeemed during the period ..............      (30,325)       (15,349)       (211,540)      (109,286)
                                                   ----------     ----------    ------------     ----------
 Net units issued/(redeemed) during period .....       79,006         80,099         242,355        451,995
                                                   ==========     ==========    ============     ==========


                                                         Alger American                      Dreyfus
                                                     MidCap Growth Portfolio     Socially Responsible Growth Fund
                                                 ------------------------------- --------------------------------
                                                       2004            2003            2004            2003
                                                 --------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................  $   (326,323)    $  (119,664)   $     (63,783)  $     (82,599)
 Net realized gain (loss) ......................     1,127,301          95,259         (706,131)     (1,257,886)
 Net change in unrealized appreciation
  (depreciation) ...............................     1,521,194       2,791,082        1,038,688       2,772,138
                                                  ------------     -----------    -------------   -------------
 Net increase/(decrease) in net assets from
  operations ...................................     2,322,172       2,766,677          268,774       1,431,653
                                                  ------------     -----------    -------------   -------------
Contract transactions:
 Payments received from contract owners ........     5,076,720       4,448,573          138,546         200,667
 Transfers between subaccounts, net ............     3,179,902       6,686,660         (372,083)       (631,168)
 Transfers for contract benefits and
  terminations .................................    (2,265,754)       (701,376)      (1,016,448)       (891,380)
 Annual contract charges .......................        (1,952)           (639)              --              --
                                                  ------------     -----------    -------------   -------------
Net increase/decrease from contract
 transactions ..................................     5,988,916      10,433,218       (1,249,985)     (1,321,881)
                                                  ------------     -----------    -------------   -------------
Net increase/(decrease) in net assets ..........     8,311,088      13,199,895         (981,211)        109,772
Net assets beginning of period .................    16,375,835       3,175,940        6,938,316       6,828,544
                                                  ------------     -----------    -------------   -------------
Net assets end of period .......................  $ 24,686,923     $16,375,835    $   5,957,105   $   6,938,316
                                                  ============     ===========    =============   =============
 Units issued during the period ................     1,043,185       1,331,521           50,019          90,495
 Units redeemed during the period ..............      (516,909)       (275,436)        (235,226)       (319,908)
                                                  ------------     -----------    -------------   -------------
 Net units issued/(redeemed) during period .....       526,276       1,056,085         (185,207)       (229,413)
                                                  ============     ===========    =============   =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                          Dreyfus IP
                                                             Dreyfus                 Small Cap Stock Index
                                                        Stock Index Fund                 Portfolio (b)
                                                 ------------------------------- -----------------------------
                                                       2004            2003           2004           2003
                                                 --------------- --------------- -------------- --------------
From operations:
 Net investment income (loss) ..................  $    300,311    $     88,989     $  (51,954)    $   (4,736)
 Net realized gain (loss) ......................    (2,126,360)     (3,766,413)       270,489         14,723
 Net change in unrealized appreciation
  (depreciation) ...............................     7,919,946      19,265,452        708,377        155,803
                                                  ------------    ------------     ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................     6,093,897      15,588,028        926,912        165,790
                                                  ------------    ------------     ----------     ----------
Contract transactions:
 Payments received from contract owners ........     2,081,986       1,715,899      2,969,087      1,048,098
 Transfers between subaccounts, net ............    (2,010,641)       (778,121)     1,184,200        957,368
 Transfers for contract benefits and
  terminations .................................    (8,258,988)     (6,137,717)      (193,781)       (28,489)
 Annual contract charges .......................            --              --           (611)           (60)
                                                  ------------    ------------     ----------     ----------
Net increase/decrease from contract
 transactions ..................................    (8,187,643)     (5,199,939)     3,958,895      1,976,917
                                                  ------------    ------------     ----------     ----------
Net increase/(decrease) in net assets ..........    (2,093,746)     10,388,089      4,885,807      2,142,707
Net assets beginning of period .................    73,225,376      62,837,287      2,142,707             --
                                                  ------------    ------------     ----------     ----------
Net assets end of period .......................  $ 71,131,630    $ 73,225,376     $7,028,514     $2,142,707
                                                  ============    ============     ==========     ==========
 Units issued during the period ................       732,365       1,064,994        399,618        224,297
 Units redeemed during the period ..............    (1,738,319)     (1,860,040)       (99,433)       (52,403)
                                                  ------------    ------------     ----------     ----------
 Net units issued/(redeemed) during period .....    (1,005,954)       (795,046)       300,185        171,894
                                                  ============    ============     ==========     ==========


                                                          EQ/Enterprise                   EQ/Enterprise
                                                 Capital Appreciation Portfolio     Deep Value Portfolio (c)
                                                 ------------------------------- -------------------------------
                                                       2004            2003           2004            2003
                                                 --------------- --------------- -------------- ----------------
From operations:
 Net investment income (loss) ..................  $   (505,434)   $   (467,068)    $  (10,204)     $    (570)
 Net realized gain (loss) ......................    (1,181,293)     (2,345,915)       104,731         12,650
 Net change in unrealized appreciation
  (depreciation) ...............................     5,977,137      12,203,030         92,763         92,663
                                                  ------------    ------------     ----------      ----------
 Net increase/(decrease) in net assets from
  operations ...................................     4,290,410       9,390,047        187,290        104,743
                                                  ------------    ------------     ----------      ----------
Contract transactions:
 Payments received from contract owners ........     1,164,017         989,691        978,393        536,612
 Transfers between subaccounts, net ............      (808,084)        332,723        513,384        603,324
 Transfers for contract benefits and
  terminations .................................    (4,694,598)     (3,872,074)      (150,115)       (19,415)
 Annual contract charges .......................            --              --           (182)              (3)
                                                  ------------    ------------     ----------      ------------
Net increase/decrease from contract
 transactions ..................................    (4,338,665)     (2,549,660)     1,341,480      1,120,518
                                                  ------------    ------------     ----------      -----------
Net increase/(decrease) in net assets ..........       (48,255)      6,840,387      1,528,770      1,225,261
Net assets beginning of period .................    39,074,683      32,234,296      1,225,261             --
                                                  ------------    ------------     ----------      -----------
Net assets end of period .......................  $ 39,026,428    $ 39,074,683     $2,754,031      $1,225,261
                                                  ============    ============     ==========      ===========
 Units issued during the period ................       273,304         436,339        139,409        114,029
 Units redeemed during the period ..............      (623,792)       (698,219)       (21,272)        (7,692)
                                                  ------------    ------------     ----------      -----------
 Net units issued/(redeemed) during period .....      (350,488)       (261,880)       118,137        106,337
                                                  ============    ============     ==========      ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Enterprise                    EQ/Enterprise
                                                         Equity Portfolio              Equity Income Portfolio
                                                 --------------------------------- -------------------------------
                                                       2004             2003             2004            2003
                                                 ---------------- ---------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................  $  (2,257,375)   $  (2,051,556)   $    495,232    $     21,884
 Net realized gain (loss) ......................    (14,281,706)     (23,811,663)        640,124      (1,138,025)
 Net change in unrealized appreciation
  (depreciation) ...............................     35,982,493       89,938,597       5,842,210       8,654,951
                                                  -------------    -------------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ...................................     19,443,412       64,075,378       6,977,566       7,538,810
                                                  -------------    -------------    ------------    ------------
Contract transactions:
 Payments received from contract owners ........      2,730,986        3,628,782       6,597,306       4,848,533
 Transfers between subaccounts, net ............     (1,721,282)       4,739,409       7,480,120      (1,293,907)
 Transfers for contract benefits and
  terminations .................................    (29,976,885)     (21,256,083)     (5,020,878)     (3,683,000)
 Annual contract charges .......................       (104,565)        (113,001)         (1,976)           (611)
                                                  -------------    -------------    ------------    ------------
Net increase/decrease from contract
 transactions ..................................    (29,071,746)     (13,000,893)      9,054,572        (128,985)
                                                  -------------    -------------    ------------    ------------
Net increase/(decrease) in net assets ..........     (9,628,334)      51,074,485      16,032,138       7,409,825
Net assets beginning of period .................    186,270,780      135,196,295      38,482,172      31,072,347
                                                  -------------    -------------    ------------    ------------
Net assets end of period .......................  $ 176,642,446    $ 186,270,780    $ 54,514,310    $ 38,482,172
                                                  =============    =============    ============    ============
 Units issued during the period ................        773,892        1,850,257       1,659,646       1,072,279
 Units redeemed during the period ..............     (2,326,520)      (2,487,377)       (833,106)     (1,096,832)
                                                  -------------    -------------    ------------    ------------
 Net units issued/(redeemed) during period .....     (1,552,628)        (637,120)        826,540         (24,553)
                                                  =============    =============    ============    ============


                                                           EQ/Enterprise                     EQ/Enterprise
                                                    Growth and Income Portfolio            Growth Portfolio
                                                 --------------------------------- ---------------------------------
                                                       2004             2003             2004             2003
                                                 ---------------- ---------------- ---------------- ----------------
From operations:
 Net investment income (loss) ..................  $      233,907   $     (327,081)  $  (1,966,850)   $  (1,735,194)
 Net realized gain (loss) ......................      (2,631,530)      (7,130,270)     (7,642,332)     (10,780,958)
 Net change in unrealized appreciation
  (depreciation) ...............................      12,816,368       28,084,548      14,386,437       39,520,808
                                                  --------------   --------------   -------------    -------------
 Net increase/(decrease) in net assets from
  operations ...................................      10,418,745       20,627,197       4,777,255       27,004,656
                                                  --------------   --------------   -------------    -------------
Contract transactions:
 Payments received from contract owners ........       4,089,885        4,578,915      15,182,515       20,957,942
 Transfers between subaccounts, net ............      (4,924,160)      (5,539,218)     (8,877,837)       9,247,916
 Transfers for contract benefits and
  terminations .................................     (11,627,962)     (10,073,149)    (23,110,110)     (19,141,351)
 Annual contract charges .......................          (1,846)            (740)         (8,317)          (3,061)
                                                  --------------   --------------   -------------    -------------
Net increase/decrease from contract
 transactions ..................................     (12,464,083)     (11,034,192)    (16,813,749)      11,061,446
                                                  --------------   --------------   -------------    -------------
Net increase/(decrease) in net assets ..........      (2,045,338)       9,593,005     (12,036,494)      38,066,102
Net assets beginning of period .................      99,035,715       89,442,710     199,076,329      161,010,227
                                                  --------------   --------------   -------------    -------------
Net assets end of period .......................  $   96,990,377   $   99,035,715   $ 187,039,835    $ 199,076,329
                                                  ==============   ==============   =============    =============
 Units issued during the period ................         765,165        1,167,523       2,433,844        5,796,521
 Units redeemed during the period ..............      (2,030,944)      (2,570,346)     (4,343,342)      (4,363,225)
                                                  --------------   --------------   -------------    -------------
 Net units issued/(redeemed) during period .....      (1,265,779)      (1,402,823)     (1,909,498)       1,433,296
                                                  ==============   ==============   =============    =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/Enterprise
                                                 Global Socially Responsive           EQ/Enterprise
                                                          Portfolio             High-Yield Bond Portfolio
                                                 --------------------------- --------------------------------
                                                      2004          2003           2004             2003
                                                 -------------- ------------ ---------------- ---------------
From operations:
 Net investment income (loss) ..................   $   (9,541)    $ (5,950)   $    6,267,444   $    835,628
 Net realized gain (loss) ......................       97,733       (2,590)        1,073,504     (1,143,239)
 Net change in unrealized appreciation
  (depreciation) ...............................       27,781      134,852        (2,365,859)    12,423,125
                                                   ----------     --------    --------------   ------------
 Net increase/(decrease) in net assets from
  operations ...................................      115,973      126,312         4,975,089     12,115,514
                                                   ----------     --------    --------------   ------------
Contract transactions:
 Payments received from contract owners ........      413,652      414,671         1,337,285      1,617,734
 Transfers between subaccounts, net ............      (17,872)     142,700        (1,773,902)     3,783,813
 Transfers for contract benefits and
  terminations .................................     (152,839)      (9,521)      (10,191,802)    (8,709,135)
 Annual contract charges .......................         (233)        (115)          (14,405)       (16,215)
                                                   ----------     --------    --------------   ------------
Net increase/decrease from contract
 transactions ..................................      242,708      547,735       (10,642,824)    (3,323,803)
                                                   ----------     --------    --------------   ------------
Net increase/(decrease) in net assets ..........      358,681      674,047        (5,667,735)     8,791,711
Net assets beginning of period .................      909,984      235,937        67,650,424     58,858,713
                                                   ----------     --------    --------------   ------------
Net assets end of period .......................   $1,268,665     $909,984    $   61,982,689   $ 67,650,424
                                                   ==========     ========    ==============   ============
 Units issued during the period ................       59,234       66,200           454,013      1,173,095
 Units redeemed during the period ..............      (35,868)      (7,061)       (1,201,395)    (1,373,673)
                                                   ----------     --------    --------------   ------------
 Net units issued/(redeemed) during period .....       23,366       59,139          (747,382)      (200,578)
                                                   ==========     ========    ==============   ============


                                                          EQ/Enterprise                  EQ/Enterprise
                                                 International Growth Portfolio    Multi-Cap Growth Portfolio
                                                 ------------------------------- ------------------------------
                                                       2004            2003            2004           2003
                                                 --------------- --------------- --------------- --------------
From operations:
 Net investment income (loss) ..................  $    (54,332)   $   (236,636)   $   (678,001)   $   (637,799)
 Net realized gain (loss) ......................    (1,139,064)     (3,829,223)     (8,366,287)     (8,745,379)
 Net change in unrealized appreciation
  (depreciation) ...............................     2,248,384      11,901,753      11,572,650      22,288,670
                                                  ------------    ------------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ...................................     1,054,988       7,835,894       2,528,362      12,905,492
                                                  ------------    ------------    ------------    ------------
Contract transactions:
 Payments received from contract owners ........       832,207         745,947       2,551,853       3,249,702
 Transfers between subaccounts, net ............       220,545       1,635,518      (3,686,737)         64,584
 Transfers for contract benefits and
  terminations .................................    (4,518,172)     (3,922,599)     (7,313,938)     (5,554,758)
 Annual contract charges .......................       (13,971)        (15,346)         (1,194)           (405)
                                                  ------------    ------------    ------------    ------------
Net increase/decrease from contract
 transactions ..................................    (3,479,391)     (1,556,480)     (8,450,016)     (2,240,877)
                                                  ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets ..........    (2,424,403)      6,279,414      (5,921,654)     10,664,615
Net assets beginning of period .................    34,025,101      27,745,687      52,247,532      41,582,917
                                                  ------------    ------------    ------------    ------------
Net assets end of period .......................  $ 31,600,698    $ 34,025,101    $ 46,325,878    $ 52,247,532
                                                  ============    ============    ============    ============
 Units issued during the period ................       333,202       1,882,783         512,854         890,373
 Units redeemed during the period ..............      (679,675)     (2,010,535)     (1,107,507)       (991,424)
                                                  ------------    ------------    ------------    ------------
 Net units issued/(redeemed) during period .....      (346,473)       (127,752)       (594,653)       (101,051)
                                                  ============    ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Enterprise                    EQ/Enterprise
                                                         Managed Portfolio         Small Company Growth Portfolio
                                                 --------------------------------- -------------------------------
                                                       2004             2003             2004            2003
                                                 ---------------- ---------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................  $   6,858,370    $    (680,943)   $   (899,290)   $   (778,310)
 Net realized gain (loss) ......................    (37,702,430)     (55,945,740)     (1,115,421)     (2,677,607)
 Net change in unrealized appreciation
  (depreciation) ...............................     62,955,298      144,531,769       8,435,971      14,417,962
                                                  -------------    -------------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ...................................     32,111,238       87,905,086       6,421,260      10,962,045
                                                  -------------    -------------    ------------    ------------
Contract transactions:
 Payments received from contract owners ........     10,303,425       12,221,129       5,942,757       6,709,581
 Transfers between subaccounts, net ............    (10,460,233)      (9,017,375)     (2,933,642)       (289,091)
 Transfers for contract benefits and
  terminations .................................    (84,569,676)     (78,205,358)     (6,959,856)     (5,553,127)
 Annual contract charges .......................       (427,751)        (498,039)         (3,159)         (1,352)
                                                  -------------    -------------    ------------    ------------
Net increase/decrease from contract
 transactions ..................................    (85,154,235)     (75,499,643)     (3,953,900)        866,011
                                                  -------------    -------------    ------------    ------------
Net increase/(decrease) in net assets ..........    (53,042,997)      12,405,443       2,467,360      11,828,056
Net assets beginning of period .................    517,854,349      505,448,906      63,991,462      52,163,406
                                                  -------------    -------------    ------------    ------------
Net assets end of period .......................  $ 464,811,352    $ 517,854,349    $ 66,458,822    $ 63,991,462
                                                  =============    =============    ============    ============
 Units issued during the period ................      1,306,152        2,279,848         949,806       1,649,440
 Units redeemed during the period ..............     (4,489,516)      (4,991,812)     (1,109,037)     (1,383,433)
                                                  -------------    -------------    ------------    ------------
 Net units issued/(redeemed) during period .....     (3,183,364)      (2,711,964)       (159,231)        266,007
                                                  =============    =============    ============    ============


                                                           EQ/Enterprise                    EQ/Enterprise
                                                   Small Company Value Portfolio       Total Return Portfolio
                                                 --------------------------------- -------------------------------
                                                       2004             2003             2004            2003
                                                 ---------------- ---------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................  $  (3,898,741)   $  (2,962,306)   $    151,283    $    224,791
 Net realized gain (loss) ......................     10,492,145      (10,641,207)        859,453         495,262
 Net change in unrealized appreciation
  (depreciation) ...............................     45,566,863       89,810,936        (231,942)        (79,219)
                                                  -------------    -------------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ...................................     52,160,267       76,207,423         778,794         640,834
                                                  -------------    -------------    ------------    ------------
Contract transactions:
 Payments received from contract owners ........     14,661,673       14,930,302       5,211,229       8,385,311
 Transfers between subaccounts, net ............      2,603,424        2,976,192         584,930       3,549,074
 Transfers for contract benefits and
  terminations .................................    (43,447,154)     (32,957,488)     (2,608,201)     (1,565,547)
 Annual contract charges .......................       (124,216)        (128,407)         (2,646)         (1,151)
                                                  -------------    -------------    ------------    ------------
Net increase/decrease from contract
 transactions ..................................    (26,306,273)     (15,179,401)      3,185,312      10,367,687
                                                  -------------    -------------    ------------    ------------
Net increase/(decrease) in net assets ..........     25,853,994       61,028,022       3,964,106      11,008,521
Net assets beginning of period .................    289,253,300      228,225,278      22,190,346      11,181,825
                                                  -------------    -------------    ------------    ------------
Net assets end of period .......................  $ 315,107,294    $ 289,253,300    $ 26,154,452    $ 22,190,346
                                                  =============    =============    ============    ============
 Units issued during the period ................      1,933,098        2,517,463         769,948       1,513,440
 Units redeemed during the period ..............     (2,239,350)      (2,441,040)       (482,416)       (549,455)
                                                  -------------    -------------    ------------    ------------
 Net units issued/(redeemed) during period .....       (306,252)          76,423         287,532         963,985
                                                  =============    =============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Enterprise                  EQ/Enterprise
                                                    Mergers and Acquisitions    Short Duration Bond Portfolio
                                                         Portfolio (c)                       (e)
                                                 ------------------------------ -----------------------------
                                                      2004            2003           2004           2003
                                                 -------------- --------------- -------------- --------------
From operations:
 Net investment income (loss) ..................   $  (80,935)    $ (11,649)      $   69,441     $   34,494
 Net realized gain (loss) ......................      201,317        22,990           (3,772)        (5,439)
 Net change in unrealized appreciation
  (depreciation) ...............................      126,154        76,190          (58,154)       (34,849)
                                                   ----------     -----------     ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................      246,536        87,531            7,515         (5,794)
                                                   ----------     -----------     ----------     ----------
Contract transactions:
 Payments received from contract owners ........    2,868,186     1,029,707        2,616,054      2,208,720
 Transfers between subaccounts, net ............      969,771     2,149,912        1,282,554      1,921,967
 Transfers for contract benefits and
  terminations .................................     (574,918)      (86,035)        (841,856)      (155,277)
 Annual contract charges .......................         (316)             (8)          (349)            --
                                                   ----------     ------------    ----------     ----------
Net increase/decrease from contract
 transactions ..................................    3,262,723     3,093,576        3,056,403      3,975,410
                                                   ----------     -----------     ----------     ----------
Net increase/(decrease) in net assets ..........    3,509,259     3,181,107        3,063,918      3,969,616
Net assets beginning of period .................    3,181,107            --        3,969,616             --
                                                   ----------     -----------     ----------     ----------
Net assets end of period .......................   $6,690,366     $3,181,107      $7,033,534     $3,969,616
                                                   ==========     ===========     ==========     ==========
 Units issued during the period ................      473,659       336,155          466,608        618,782
 Units redeemed during the period ..............     (165,034)      (42,176)        (160,809)      (221,799)
                                                   ----------     -----------     ----------     ----------
 Net units issued/(redeemed) during period .....      308,625       293,979          305,799        396,983
                                                   ==========     ===========     ==========     ==========


                                                          EQ/MONY                    EQ/MONY
                                                   Diversified Portfolio     Equity Growth Portfolio
                                                 -------------------------- -------------------------
                                                     2004          2003         2004         2003
                                                 ------------ ------------- ------------ ------------
From operations:
 Net investment income (loss) ..................  $  (2,353)   $      (832)  $  (2,627)   $  (2,713)
 Net realized gain (loss) ......................     (8,441)      (125,123)    (28,798)     (89,050)
 Net change in unrealized appreciation
  (depreciation) ...............................     45,334        180,932      83,388      168,413
                                                  ---------    -----------   ---------    ---------
 Net increase/(decrease) in net assets from
  operations ...................................     34,540         54,977      51,963       76,650
                                                  ---------    -----------   ---------    ---------
Contract transactions:
 Payments received from contract owners ........      1,404          1,563       1,075          963
 Transfers between subaccounts, net ............         --             --      48,578           --
 Transfers for contract benefits and
  terminations .................................    (25,091)      (138,323)    (32,330)     (71,222)
 Annual contract charges .......................       (262)          (283)       (237)        (235)
                                                  ---------    -----------   ---------    ---------
Net increase/decrease from contract
 transactions ..................................    (23,949)      (137,043)     17,086      (70,494)
                                                  ---------    -----------   ---------    ---------
Net increase/(decrease) in net assets ..........     10,591        (82,066)     69,049        6,156
Net assets beginning of period .................    230,608        312,674     299,668      293,512
                                                  ---------    -----------   ---------    ---------
Net assets end of period .......................  $ 241,199    $   230,608   $ 368,717    $ 299,668
                                                  =========    ===========   =========    =========
 Units issued during the period ................         36             47         997           23
 Units redeemed during the period ..............       (630)        (4,440)       (649)      (1,724)
                                                  ---------    -----------   ---------    ---------
 Net units issued/(redeemed) during period .....       (594)        (4,393)        348       (1,701)
                                                  =========    ===========   =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/MONY                        EQ/MONY
                                                  Equity Income Portfolio    Government Securities Portfolio
                                                 -------------------------- ---------------------------------
                                                      2004         2003           2004             2003
                                                 ------------- ------------ ---------------- ----------------
From operations:
 Net investment income (loss) ..................  $     9,932    $  2,630    $    3,914,735   $   1,309,463
 Net realized gain (loss) ......................        1,073      (6,627)        1,135,044       1,779,285
 Net change in unrealized appreciation
  (depreciation) ...............................       70,523     102,089        (5,131,847)     (2,787,757)
                                                  -----------    --------    --------------   -------------
 Net increase/(decrease) in net assets from
  operations ...................................       81,528      98,092           (82,068)        300,991
                                                  -----------    --------    --------------   -------------
Contract transactions:
 Payments received from contract owners ........       20,952       3,485        12,391,726      20,927,661
 Transfers between subaccounts, net ............       48,578          --        (7,013,245)     (7,581,791)
 Transfers for contract benefits and
  terminations .................................     (118,372)     (4,133)      (14,353,692)    (19,912,010)
 Annual contract charges .......................         (419)       (397)          (16,922)        (17,176)
                                                  -----------    --------    --------------   -------------
Net increase/decrease from contract
 transactions ..................................      (49,261)     (1,045)       (8,992,133)     (6,583,316)
                                                  -----------    --------    --------------   -------------
Net increase/(decrease) in net assets ..........       32,267      97,047        (9,074,201)     (6,282,325)
Net assets beginning of period .................      473,867     376,820       101,483,437     107,765,762
                                                  -----------    --------    --------------   -------------
Net assets end of period .......................  $   506,134    $473,867    $   92,409,236   $ 101,483,437
                                                  ===========    ========    ==============   =============
 Units issued during the period ................        1,490          87         1,646,654       3,302,520
 Units redeemed during the period ..............       (2,536)       (122)       (2,259,945)     (3,580,809)
                                                  -----------    --------    --------------   -------------
 Net units issued/(redeemed) during period .....       (1,046)        (35)         (613,291)       (278,289)
                                                  ===========    ========    ==============   =============


                                                              EQ/MONY                           EQ/MONY
                                                 Intermediate Term Bond Portfolio        Money Market Portfolio
                                                 --------------------------------- ----------------------------------
                                                       2004             2003             2004              2003
                                                 ---------------- ---------------- ---------------- -----------------
From operations:
 Net investment income (loss) ..................  $    3,530,849   $    1,961,322   $    (603,440)   $      (925,134)
 Net realized gain (loss) ......................         666,121        1,701,167              --                 --
 Net change in unrealized appreciation
  (depreciation) ...............................      (4,104,146)      (2,443,793)             --                 --
                                                  --------------   --------------   -------------    ---------------
 Net increase/(decrease) in net assets from
  operations ...................................          92,824        1,218,696        (603,440)          (925,134)
                                                  --------------   --------------   -------------    ---------------
Contract transactions:
 Payments received from contract owners ........         552,306          852,705      41,732,679         79,061,662
 Transfers between subaccounts, net ............      (3,242,206)      (7,186,134)    (15,313,749)       (24,654,605)
 Transfers for contract benefits and
  terminations .................................      (8,464,286)     (11,612,671)    (78,007,884)      (122,073,019)
 Annual contract charges .......................          (9,596)         (12,926)        (34,866)           (47,757)
                                                  --------------   --------------   -------------    ---------------
Net increase/decrease from contract
 transactions ..................................     (11,163,782)     (17,959,026)    (51,623,820)       (67,713,719)
                                                  --------------   --------------   -------------    ---------------
Net increase/(decrease) in net assets ..........     (11,070,958)     (16,740,330)    (52,227,260)       (68,638,853)
Net assets beginning of period .................      52,334,439       69,074,769     160,102,770        228,741,623
                                                  --------------   --------------   -------------    ---------------
Net assets end of period .......................  $   41,263,481   $   52,334,439   $ 107,875,510    $   160,102,770
                                                  ==============   ==============   =============    ===============
 Units issued during the period ................         161,792          429,321      11,197,653         33,382,597
 Units redeemed during the period ..............        (924,458)      (1,637,383)    (15,461,175)       (38,470,884)
                                                  --------------   --------------   -------------    ---------------
 Net units issued/(redeemed) during period .....        (762,666)      (1,208,062)      4,263,522         (5,088,287)
                                                  ==============   ==============   =============    ===============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/MONY                       Fidelity VIP
                                                     Long Term Bond Portfolio             Growth Portfolio
                                                 --------------------------------- -------------------------------
                                                       2004             2003             2004            2003
                                                 ---------------- ---------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................  $    6,252,314   $    3,447,736   $   (387,290)   $   (367,314)
 Net realized gain (loss) ......................       3,544,959        3,146,170     (3,084,964)     (4,266,102)
 Net change in unrealized appreciation
  (depreciation) ...............................      (5,333,388)      (3,823,000)     3,883,966      13,281,840
                                                  --------------   --------------   ------------    ------------
 Net increase/(decrease) in net assets from
  operations ...................................       4,463,885        2,770,906        411,712       8,648,424
                                                  --------------   --------------   ------------    ------------
Contract transactions:
 Payments received from contract owners ........       4,638,212        9,500,623        620,727       1,044,194
 Transfers between subaccounts, net ............      (4,971,969)      (8,204,111)    (2,486,188)     (1,780,644)
 Transfers for contract benefits and
  terminations .................................     (10,976,881)     (15,490,988)    (3,694,171)     (3,395,145)
 Annual contract charges .......................         (21,081)         (25,221)            --              --
                                                  --------------   --------------   ------------    ------------
Net increase/decrease from contract
 transactions ..................................     (11,331,719)     (14,219,697)    (5,559,632)     (4,131,595)
                                                  --------------   --------------   ------------    ------------
Net increase/(decrease) in net assets ..........      (6,867,834)     (11,448,791)    (5,147,920)      4,516,829
Net assets beginning of period .................      77,246,258       88,695,049     35,522,620      31,005,791
                                                  --------------   --------------   ------------    ------------
Net assets end of period .......................  $   70,378,424   $   77,246,258   $ 30,374,700    $ 35,522,620
                                                  ==============   ==============   ============    ============
 Units issued during the period ................         631,778        1,444,687        293,673         466,093
 Units redeemed during the period ..............      (1,297,526)      (2,185,354)    (1,071,974)     (1,162,412)
                                                  --------------   --------------   ------------    ------------
 Net units issued/(redeemed) during period .....        (665,748)        (740,667)      (778,301)       (696,319)
                                                  ==============   ==============   ============    ============


                                                          Fidelity VIP                    Fidelity VIP
                                                     Contrafund(R) Portfolio     Growth Opportunities Portfolio
                                                 ------------------------------- -------------------------------
                                                       2004            2003            2004            2003
                                                 --------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................  $   (595,484)   $   (470,770)   $     (74,795)  $     (63,275)
 Net realized gain (loss) ......................        21,277      (1,565,986)        (521,661)     (1,062,611)
 Net change in unrealized appreciation
  (depreciation) ...............................     7,658,174      13,583,723        1,036,807       3,392,244
                                                  ------------    ------------    -------------   -------------
 Net increase/(decrease) in net assets from
  operations ...................................     7,083,967      11,546,967          440,351       2,266,358
                                                  ------------    ------------    -------------   -------------
Contract transactions:
 Payments received from contract owners ........     1,094,645         999,952          207,589         182,070
 Transfers between subaccounts, net ............     1,053,947         206,657       (1,060,541)       (737,207)
 Transfers for contract benefits and
  terminations .................................    (6,356,551)     (4,693,684)        (820,620)     (1,113,272)
 Annual contract charges .......................            --              --               --              --
                                                  ------------    ------------    -------------   -------------
Net increase/decrease from contract
 transactions ..................................    (4,207,959)     (3,487,075)      (1,673,572)     (1,668,409)
                                                  ------------    ------------    -------------   -------------
Net increase/(decrease) in net assets ..........     2,876,008       8,059,892       (1,233,221)        597,949
Net assets beginning of period .................    54,665,025      46,605,133        9,820,921       9,222,972
                                                  ------------    ------------    -------------   -------------
Net assets end of period .......................  $ 57,541,033    $ 54,665,025    $   8,587,700   $   9,820,921
                                                  ============    ============    =============   =============
 Units issued during the period ................       536,269         606,553           76,147         132,650
 Units redeemed during the period ..............      (950,727)     (1,047,881)        (329,514)       (429,474)
                                                  ------------    ------------    -------------   -------------
 Net units issued/(redeemed) during period .....      (414,458)       (441,328)        (253,367)       (296,824)
                                                  ============    ============    =============   =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                           Franklin
                                                            Franklin             Rising Dividends Securities
                                                   Income Securities Fund (a)              Fund (a)
                                                 ------------------------------ ------------------------------
                                                       2004           2003            2004           2003
                                                 --------------- -------------- --------------- --------------
From operations:
 Net investment income (loss) ..................  $    205,983     $   (3,907)   $    (67,740)    $  (16,354)
 Net realized gain (loss) ......................       218,948         33,178         350,107         37,417
 Net change in unrealized appreciation
  (depreciation) ...............................     1,256,773        532,041         500,496        330,542
                                                  ------------     ----------    ------------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................     1,681,704        561,312         782,863        351,605
                                                  ------------     ----------    ------------     ----------
Contract transactions:
 Payments received from contract owners ........     5,264,725      2,458,439       3,573,475      1,321,612
 Transfers between subaccounts, net ............     5,107,994      3,640,238       2,188,932      3,454,503
 Transfers for contract benefits and
  terminations .................................    (1,176,666)       (69,097)     (1,130,144)       (76,043)
 Annual contract charges .......................          (891)           (30)           (704)           (50)
                                                  ------------     ----------    ------------     ----------
Net increase/decrease from contract
 transactions ..................................     9,195,162      6,029,550       4,631,559      4,700,022
                                                  ------------     ----------    ------------     ----------
Net increase/(decrease) in net assets ..........    10,876,866      6,590,862       5,414,422      5,051,627
Net assets beginning of period .................     6,590,862             --       5,051,627             --
                                                  ------------     ----------    ------------     ----------
Net assets end of period .......................  $ 17,467,728     $6,590,862    $ 10,466,049     $5,051,627
                                                  ============     ==========    ============     ==========
 Units issued during the period ................       956,368        606,552         635,715        472,385
 Units redeemed during the period ..............      (203,594)       (54,949)       (253,346)       (49,831)
                                                  ------------     ----------    ------------     ----------
 Net units issued/(redeemed) during period .....       752,774        551,603         382,369        422,554
                                                  ============     ==========    ============     ==========


                                                           Franklin                 Janus Aspen Series
                                                  Zero Coupon Fund 2010 (d)      Mid Cap Growth Portfolio
                                                 ---------------------------- ------------------------------
                                                      2004           2003           2004           2003
                                                 -------------- ------------- --------------- --------------
From operations:
 Net investment income (loss) ..................   $   52,215    $    (3,391)  $   (392,826)   $   (371,089)
 Net realized gain (loss) ......................       (3,167)         9,013     (6,476,724)     (7,982,064)
 Net change in unrealized appreciation
  (depreciation) ...............................      (35,200)         8,101     11,912,624      16,279,004
                                                   ----------    -----------   ------------    ------------
 Net increase/(decrease) in net assets from
  operations ...................................       13,848         13,723      5,043,074       7,925,851
                                                   ----------    -----------   ------------    ------------
Contract transactions:
 Payments received from contract owners ........      446,472        431,145        887,767       1,068,567
 Transfers between subaccounts, net ............      383,156        616,364     (2,274,155)     (2,212,918)
 Transfers for contract benefits and
  terminations .................................     (131,682)       (85,194)    (3,709,171)     (2,713,451)
 Annual contract charges .......................         (113)            --             --              --
                                                   ----------    -----------   ------------    ------------
Net increase/decrease from contract
 transactions ..................................      697,833        962,315     (5,095,559)     (3,857,802)
                                                   ----------    -----------   ------------    ------------
Net increase/(decrease) in net assets ..........      711,681        976,038        (52,485)      4,068,049
Net assets beginning of period .................      976,038             --     30,175,220      26,107,171
                                                   ----------    -----------   ------------    ------------
Net assets end of period .......................   $1,687,719    $   976,038   $ 30,122,735    $ 30,175,220
                                                   ==========    ===========   ============    ============
 Units issued during the period ................      169,486        366,974        349,588         507,502
 Units redeemed during the period ..............     (100,047)      (265,124)    (1,144,079)     (1,260,539)
                                                   ----------    -----------   ------------    ------------
 Net units issued/(redeemed) during period .....       69,439        101,850       (794,491)       (753,037)
                                                   ==========    ===========   ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        Janus Aspen Series              Janus Aspen Series
                                                        Balanced Portfolio        Capital Appreciation Portfolio
                                                 -------------------------------- -------------------------------
                                                       2004            2003             2004            2003
                                                 --------------- ---------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................  $    477,885    $      503,170   $   (465,112)   $   (347,690)
 Net realized gain (loss) ......................      (737,973)       (2,049,740)    (2,847,930)     (4,997,123)
 Net change in unrealized appreciation
  (depreciation) ...............................     4,080,207         8,775,831      9,408,317      11,927,995
                                                  ------------    --------------   ------------    ------------
 Net increase/(decrease) in net assets from
  operations ...................................     3,820,119         7,229,261      6,095,275       6,583,182
                                                  ------------    --------------   ------------    ------------
Contract transactions:
 Payments received from contract owners ........  $  1,054,218    $    1,180,274   $  2,503,134    $  3,088,690
 Transfers between subaccounts, net ............    (2,536,892)       (4,073,789)    (3,045,890)     (3,109,136)
 Transfers for contract benefits and
  terminations .................................    (7,281,563)       (7,563,945)    (4,122,941)     (4,008,264)
 Annual contract charges .......................            --                --         (1,258)           (444)
                                                  ------------    --------------   ------------    ------------
Net increase/decrease from contract
 transactions ..................................    (8,764,237)      (10,457,460)    (4,666,955)     (4,029,154)
                                                  ------------    --------------   ------------    ------------
Net increase/(decrease) in net assets ..........    (4,944,118)       (3,228,199)     1,428,320       2,554,028
Net assets beginning of period .................    61,068,642        64,296,841     40,432,580      37,878,552
                                                  ------------    --------------   ------------    ------------
Net assets end of period .......................  $ 56,124,524    $   61,068,642   $ 41,860,900    $ 40,432,580
                                                  ============    ==============   ============    ============
 Units issued during the period ................       365,291           546,877        445,468         644,061
 Units redeemed during the period ..............    (1,199,902)       (1,635,775)    (1,057,506)     (1,299,106)
                                                  ------------    --------------   ------------    ------------
 Net units issued/(redeemed) during period .....      (834,611)       (1,088,898)      (612,038)       (655,045)
                                                  ============    ==============   ============    ============


                                                       Janus Aspen Series               Janus Aspen Series
                                                    Flexible Income Portfolio     International Growth Portfolio
                                                 ------------------------------- --------------------------------
                                                       2004            2003            2004            2003
                                                 --------------- --------------- --------------- ----------------
From operations:
 Net investment income (loss) ..................  $    707,547     $   281,494    $   (160,057)   $      (50,924)
 Net realized gain (loss) ......................       192,012         103,270       1,359,555         1,333,420
 Net change in unrealized appreciation
  (depreciation) ...............................      (581,209)         (6,088)      2,338,454         2,765,593
                                                  ------------     -----------    ------------    --------------
 Net increase/(decrease) in net assets from
  operations ...................................       318,350         378,676       3,537,952         4,048,089
                                                  ------------     -----------    ------------    --------------
Contract transactions:
 Payments received from contract owners ........  $  4,516,041     $ 8,386,152    $  6,774,883    $    7,884,592
 Transfers between subaccounts, net ............      (656,712)        658,584      (1,544,823)        1,738,347
 Transfers for contract benefits and
  terminations .................................    (1,090,602)       (823,405)     (1,611,222)       (1,176,903)
 Annual contract charges .......................        (2,522)         (1,152)         (4,204)           (1,668)
                                                  ------------     -----------    ------------    --------------
Net increase/decrease from contract
 transactions ..................................     2,766,205       8,220,179       3,614,634         8,444,368
                                                  ------------     -----------    ------------    --------------
Net increase/(decrease) in net assets ..........     3,084,555       8,598,855       7,152,586        12,492,457
Net assets beginning of period .................    13,710,270       5,111,415      17,149,441         4,656,984
                                                  ------------     -----------    ------------    --------------
Net assets end of period .......................  $ 16,794,825     $13,710,270    $ 24,302,027    $   17,149,441
                                                  ============     ===========    ============    ==============
 Units issued during the period ................       473,007         920,486       2,116,887        11,700,209
 Units redeemed during the period ..............      (228,015)       (179,616)     (1,716,154)      (10,672,700)
                                                  ------------     -----------    ------------    --------------
 Net units issued/(redeemed) during period .....       244,992         740,870         400,733         1,027,509
                                                  ============     ===========    ============    ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       Janus Aspen Series                  Lord Abbett
                                                   Worldwide Growth Portfolio       Bond-Debenture Portfolio
                                                 ------------------------------- -------------------------------
                                                       2004            2003            2004            2003
                                                 --------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................  $   (161,382)   $   (112,212)   $    611,536     $   293,616
 Net realized gain (loss) ......................    (6,603,135)     (8,924,483)        429,788         243,691
 Net change in unrealized appreciation
  (depreciation) ...............................     7,905,597      17,981,676         (94,949)        297,184
                                                  ------------    ------------    ------------     -----------
 Net increase/(decrease) in net assets from
  operations ...................................     1,141,080       8,944,981         946,375         834,491
                                                  ------------    ------------    ------------     -----------
Contract transactions:
 Payments received from contract owners ........  $  1,287,590    $  1,136,328       6,479,381       6,370,272
 Transfers between subaccounts, net ............    (4,734,447)     (4,560,432)        947,615       1,501,464
 Transfers for contract benefits and
  terminations .................................    (5,139,755)     (4,834,079)     (1,601,572)       (548,267)
 Annual contract charges .......................            --              --          (2,468)           (884)
                                                  ------------    ------------    ------------     -----------
Net increase/decrease from contract
 transactions ..................................    (8,586,612)     (8,258,183)      5,822,956       7,322,585
                                                  ------------    ------------    ------------     -----------
Net increase/(decrease) in net assets ..........    (7,445,532)        686,798       6,769,331       8,157,076
Net assets beginning of period .................    47,206,807      46,520,009      10,345,613       2,188,537
                                                  ------------    ------------    ------------     -----------
Net assets end of period .......................  $ 39,761,275    $ 47,206,807    $ 17,114,944     $10,345,613
                                                  ============    ============    ============     ===========
 Units issued during the period ................       374,456         472,242         885,207         973,132
 Units redeemed during the period ..............    (1,473,423)     (1,692,340)       (415,491)       (339,092)
                                                  ------------    ------------    ------------     -----------
 Net units issued/(redeemed) during period .....    (1,098,967)     (1,220,098)        469,716         634,040
                                                  ============    ============    ============     ===========


                                                           Lord Abbett                    Lord Abbett
                                                   Growth and Income Portfolio      Mid Cap Value Portfolio
                                                 ------------------------------- ------------------------------
                                                       2004            2003            2004           2003
                                                 --------------- --------------- --------------- --------------
From operations:
 Net investment income (loss) ..................  $   (238,332)   $    (90,740)   $   (448,076)   $   (150,423)
 Net realized gain (loss) ......................     1,154,975        (141,835)      1,243,571          22,865
 Net change in unrealized appreciation
  (depreciation) ...............................     4,256,780       5,803,224       7,513,934       4,913,633
                                                  ------------    ------------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ...................................     5,173,423       5,570,649       8,309,429       4,786,075
                                                  ------------    ------------    ------------    ------------
Contract transactions:
 Payments received from contract owners ........    11,969,361      10,491,043       7,379,841       7,431,460
 Transfers between subaccounts, net ............     7,772,922       7,793,998      10,513,175       5,190,404
 Transfers for contract benefits and
  terminations .................................    (3,258,411)     (1,270,289)     (3,048,776)     (1,374,866)
 Annual contract charges .......................        (4,191)         (1,447)         (3,541)         (1,438)
                                                  ------------    ------------    ------------    ------------
Net increase/decrease from contract
 transactions ..................................    16,479,681      17,013,305      14,840,699      11,245,560
                                                  ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets ..........    21,653,104      22,583,954      23,150,128      16,031,635
Net assets beginning of period .................    33,067,824      10,483,870      28,335,220      12,303,585
                                                  ------------    ------------    ------------    ------------
Net assets end of period .......................  $ 54,720,928    $ 33,067,824    $ 51,485,348    $ 28,335,220
                                                  ============    ============    ============    ============
 Units issued during the period ................     2,050,883       2,282,922       1,824,228       1,703,055
 Units redeemed during the period ..............      (520,342)       (449,934)       (520,414)       (458,043)
                                                  ------------    ------------    ------------    ------------
 Net units issued/(redeemed) during period .....     1,530,541       1,832,988       1,303,814       1,245,012
                                                  ============    ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                 MFS(R) Mid Cap Growth Series   MFS(R) New Discovery Series
                                                 ----------------------------- -----------------------------
                                                      2004           2003           2004           2003
                                                 -------------- -------------- -------------- --------------
From operations:
 Net investment income (loss) ..................   $  (79,082)    $  (29,718)    $  (86,806)    $  (58,844)
 Net realized gain (loss) ......................      302,749         33,560        139,428        (14,903)
 Net change in unrealized appreciation
  (depreciation) ...............................      292,368        521,706        215,594      1,043,730
                                                   ----------     ----------     ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................      516,035        525,548        268,216        969,983
                                                   ----------     ----------     ----------     ----------
Contract transactions:
 Payments received from contract owners ........    1,528,516      1,632,505        880,723      1,674,557
 Transfers between subaccounts, net ............      305,155        519,922       (159,640)       273,130
 Transfers for contract benefits and
  terminations .................................     (231,588)      (145,743)      (373,320)      (271,026)
 Annual contract charges .......................         (947)          (271)          (911)          (494)
                                                   ----------     ----------     ----------     ----------
Net increase/decrease from contract
 transactions ..................................    1,601,136      2,006,413        346,852      1,676,167
                                                   ----------     ----------     ----------     ----------
Net increase/(decrease) in net assets ..........    2,117,171      2,531,961        615,068      2,646,150
Net assets beginning of period .................    3,293,868        761,907      4,786,352      2,140,202
                                                   ----------     ----------     ----------     ----------
Net assets end of period .......................   $5,411,039     $3,293,868     $5,401,420     $4,786,352
                                                   ==========     ==========     ==========     ==========
 Units issued during the period ................      314,748        331,480        306,368        831,367
 Units redeemed during the period ..............     (130,446)       (65,851)      (265,178)      (628,092)
                                                   ----------     ----------     ----------     ----------
 Net units issued/(redeemed) during period .....      184,302        265,629         41,190        203,275
                                                   ==========     ==========     ==========     ==========


                                                   MFS(R) Total Return Series       MFS(R) Utilities Series
                                                 ------------------------------- -----------------------------
                                                       2004            2003           2004           2003
                                                 --------------- --------------- -------------- --------------
From operations:
 Net investment income (loss) ..................  $    (19,820)    $   (17,381)    $  (12,831)    $   (1,400)
 Net realized gain (loss) ......................       240,267         (19,541)       143,095         54,627
 Net change in unrealized appreciation
  (depreciation) ...............................     1,624,506       1,713,566        906,051        335,368
                                                  ------------     -----------     ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................     1,844,953       1,676,644      1,036,315        388,595
                                                  ------------     -----------     ----------     ----------
Contract transactions:
 Payments received from contract owners ........     4,981,873       7,504,986      1,558,833      1,304,920
 Transfers between subaccounts, net ............       772,049       1,001,636      1,030,360        227,916
 Transfers for contract benefits and
  terminations .................................    (1,111,046)       (545,174)      (236,060)       (72,650)
 Annual contract charges .......................        (3,890)         (1,952)          (671)          (170)
                                                  ------------     -----------     ----------     ----------
Net increase/decrease from contract
 transactions ..................................     4,638,986       7,959,496      2,352,462      1,460,016
                                                  ------------     -----------     ----------     ----------
Net increase/(decrease) in net assets ..........     6,483,939       9,636,140      3,388,777      1,848,611
Net assets beginning of period .................    15,813,923       6,177,783      2,432,239        583,628
                                                  ------------     -----------     ----------     ----------
Net assets end of period .......................  $ 22,297,862     $15,813,923     $5,821,016     $2,432,239
                                                  ============     ===========     ==========     ==========
 Units issued during the period ................       628,124         966,708        239,700        194,112
 Units redeemed during the period ..............      (198,273)       (144,555)       (54,212)       (50,073)
                                                  ------------     -----------     ----------     ----------
 Net units issued/(redeemed) during period .....       429,851         822,153        185,488        144,039
                                                  ============     ===========     ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          Oppenheimer                    Oppenheimer
                                                 Global Securities Fund/VA (a)   Main Street(R) Fund/VA (a)
                                                 ------------------------------ -----------------------------
                                                       2004           2003           2004           2003
                                                 --------------- -------------- -------------- --------------
From operations:
 Net investment income (loss) ..................   $  (117,952)    $  (26,144)    $  (61,504)    $  (15,185)
 Net realized gain (loss) ......................       287,803         27,056        111,048         11,576
 Net change in unrealized appreciation
  (depreciation) ...............................     3,167,871        870,747        464,756        300,253
                                                   -----------     ----------     ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................     3,337,722        871,659        514,300        296,644
                                                   -----------     ----------     ----------     ----------
Contract transactions:
 Payments received from contract owners ........     7,409,779      2,793,576      2,747,103      1,611,751
 Transfers between subaccounts, net ............     9,136,716      3,904,543      1,369,784      2,174,547
 Transfers for contract benefits and
  terminations .................................      (987,274)       (96,312)      (618,161)       (79,906)
 Annual contract charges .......................        (1,145)           (36)          (507)           (12)
                                                   -----------     ----------     ----------     ----------
Net increase/decrease from contract
 transactions ..................................    15,558,076      6,601,771      3,498,219      3,706,380
                                                   -----------     ----------     ----------     ----------
Net increase/(decrease) in net assets ..........    18,895,798      7,473,430      4,012,519      4,003,024
Net assets beginning of period .................     7,473,430             --      4,003,024             --
                                                   -----------     ----------     ----------     ----------
Net assets end of period .......................   $26,369,228     $7,473,430     $8,015,543     $4,003,024
                                                   ===========     ==========     ==========     ==========
 Units issued during the period ................     1,384,530        588,589        398,728        361,471
 Units redeemed during the period ..............      (277,589)       (41,128)       (98,435)       (18,650)
                                                   -----------     ----------     ----------     ----------
 Net units issued/(redeemed) during period .....     1,106,941        547,461        300,293        342,821
                                                   ===========     ==========     ==========     ==========


                                                     PBHG Mid Cap Portfolio       PBHG Select Value Portfolio
                                                 ------------------------------- -----------------------------
                                                       2004            2003           2004           2003
                                                 --------------- --------------- -------------- --------------
From operations:
 Net investment income (loss) ..................  $   (353,047)    $  (169,973)    $   27,408     $   34,883
 Net realized gain (loss) ......................       929,057        (130,159)        31,679        (80,491)
 Net change in unrealized appreciation
  (depreciation) ...............................     2,790,618       3,459,682         16,095        637,185
                                                  ------------     -----------     ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................     3,366,628       3,159,550         75,182        591,577
                                                  ------------     -----------     ----------     ----------
Contract transactions:
 Payments received from contract owners ........     6,282,115       7,156,431      1,046,216      2,041,714
 Transfers between subaccounts, net ............       (97,019)      1,112,251       (144,717)       229,842
 Transfers for contract benefits and
  terminations .................................    (1,375,245)       (511,357)      (258,946)      (177,378)
 Annual contract charges .......................        (3,767)         (1,601)          (741)          (338)
                                                  ------------     -----------     ----------     ----------
Net increase/decrease from contract
 transactions ..................................     4,806,084       7,755,724        641,812      2,093,840
                                                  ------------     -----------     ----------     ----------
Net increase/(decrease) in net assets ..........     8,172,712      10,915,274        716,994      2,685,417
Net assets beginning of period .................    16,339,328       5,424,054      4,338,230      1,652,813
                                                  ------------     -----------     ----------     ----------
Net assets end of period .......................  $ 24,512,040     $16,339,328     $5,055,224     $4,338,230
                                                  ============     ===========     ==========     ==========
 Units issued during the period ................       673,491         989,561        142,569        322,686
 Units redeemed during the period ..............      (266,937)       (188,859)       (68,703)       (51,386)
                                                  ------------     -----------     ----------     ----------
 Net units issued/(redeemed) during period .....       406,554         800,702         73,866        271,300
                                                  ============     ===========     ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                 PIMCO Advisors VIT OpCap    PIMCO Advisors VIT OpCap
                                                     Equity Portfolio            Managed Portfolio
                                                 ------------------------- -----------------------------
                                                     2004         2003          2004           2003
                                                 ------------ ------------ -------------- --------------
From operations:
 Net investment income (loss) ..................  $  (2,845)   $     476     $   21,916     $   48,116
 Net realized gain (loss) ......................        239       (5,157)        (6,760)      (158,579)
 Net change in unrealized appreciation
  (depreciation) ...............................     98,153      199,181        810,830      1,719,693
                                                  ---------    ---------     ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................     95,547      194,500        825,986      1,609,230
                                                  ---------    ---------     ----------     ----------
Contract transactions:
 Payments received from contract owners ........      6,780        3,779         20,231         62,252
 Transfers between subaccounts, net ............     (7,000)      32,592         (6,000)       (39,205)
 Transfers for contract benefits and
  terminations .................................    (39,030)     (17,110)      (830,334)      (708,615)
 Annual contract charges .......................       (413)        (409)        (4,903)        (5,163)
                                                  ---------    ---------     ----------     ----------
Net increase/decrease from contract
 transactions ..................................    (39,663)      18,852       (821,006)      (690,731)
                                                  ---------    ---------     ----------     ----------
Net increase/(decrease) in net assets ..........     55,884      213,352          4,980        918,499
Net assets beginning of period .................    934,589      721,237      9,328,268      8,409,769
                                                  ---------    ---------     ----------     ----------
Net assets end of period .......................  $ 990,473    $ 934,589     $9,333,248     $9,328,268
                                                  =========    =========     ==========     ==========
 Units issued during the period ................        354          866          1,751          4,102
 Units redeemed during the period ..............     (1,210)        (452)       (15,897)       (18,037)
                                                  ---------    ---------     ----------     ----------
 Net units issued/(redeemed) during period .....       (856)         414         14,146        (13,935)
                                                  =========    =========     ==========     ==========


                                                                            PIMCO Advisors VIT OpCap
                                                 PIMCO Advisors VIT OpCap    U.S. Government Income
                                                    Small Cap Portfolio            Portfolio
                                                 ------------------------- --------------------------
                                                     2004         2003         2004          2003
                                                 ------------ ------------ ------------ -------------
From operations:
 Net investment income (loss) ..................  $  (9,702)   $  (8,323)    $  3,008    $     4,825
 Net realized gain (loss) ......................     18,427        8,876        2,147          9,114
 Net change in unrealized appreciation
  (depreciation) ...............................    114,953      244,390       (5,018)       (14,223)
                                                  ---------    ---------     --------    -----------
 Net increase/(decrease) in net assets from
  operations ...................................    123,678      244,943          137           (284)
                                                  ---------    ---------     --------    -----------
Contract transactions:
 Payments received from contract owners ........      8,180        4,580           --             99
 Transfers between subaccounts, net ............     13,000      (40,037)          --       (119,021)
 Transfers for contract benefits and
  terminations .................................    (66,520)     (42,866)      (4,234)        (4,512)
 Annual contract charges .......................       (511)        (510)         (89)          (130)
                                                  ---------    ---------     --------    -----------
Net increase/decrease from contract
 transactions ..................................    (45,851)     (78,833)      (4,323)      (123,564)
                                                  ---------    ---------     --------    -----------
Net increase/(decrease) in net assets ..........     77,827      166,110       (4,186)      (123,848)
Net assets beginning of period .................    799,205      633,095      174,698        298,546
                                                  ---------    ---------     --------    -----------
Net assets end of period .......................  $ 877,032    $ 799,205     $170,512    $   174,698
                                                  =========    =========     ========    ===========
 Units issued during the period ................        378          513           --             26
 Units redeemed during the period ..............     (1,293)      (2,365)        (195)        (5,640)
                                                  ---------    ---------     --------    -----------
 Net units issued/(redeemed) during period .....       (915)      (1,852)        (195)        (5,614)
                                                  =========    =========     ========    ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              PIMCO
                                                      Global Bond Portfolio                   PIMCO
                                                           (Unhedged)                 Real Return Portfolio
                                                 ------------------------------- -------------------------------
                                                       2004            2003            2004            2003
                                                 --------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................  $     62,349    $     67,079    $   (387,150)   $    541,049
 Net realized gain (loss) ......................     1,863,255         535,438       3,216,041       2,331,541
 Net change in unrealized appreciation
  (depreciation) ...............................       109,596         852,400       2,243,924         530,629
                                                  ------------    ------------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ...................................     2,035,200       1,454,917       5,072,815       3,403,219
                                                  ------------    ------------    ------------    ------------
Contract transactions:
 Payments received from contract owners ........     5,550,670       7,913,722      12,626,404      22,510,612
 Transfers between subaccounts, net ............     2,508,546       1,763,183       7,175,468       4,875,515
 Transfers for contract benefits and
  terminations .................................    (1,993,452)     (1,445,062)     (7,339,613)     (5,534,235)
 Annual contract charges .......................        (2,295)           (820)         (7,471)         (3,255)
                                                  ------------    ------------    ------------    ------------
Net increase/decrease from contract
 transactions ..................................     6,063,469       8,231,023      12,454,788      21,848,637
                                                  ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets ..........     8,098,669       9,685,940      17,527,603      25,251,856
Net assets beginning of period .................    16,841,614       7,155,674      62,511,013      37,259,157
                                                  ------------    ------------    ------------    ------------
Net assets end of period .......................  $ 24,940,283    $ 16,841,614    $ 80,038,616    $ 62,511,013
                                                  ============    ============    ============    ============
 Units issued during the period ................       890,201       2,079,529       2,384,208       4,506,716
 Units redeemed during the period ..............      (432,221)     (1,416,389)     (1,384,981)     (2,652,261)
                                                  ------------    ------------    ------------    ------------
 Net units issued/(redeemed) during period .....       457,980         663,140         999,227       1,854,455
                                                  ============    ============    ============    ============


                                                        PIMCO StocksPLUS
                                                   Growth and Income Portfolio      PROFUNDS VP Bear (c)
                                                 ------------------------------- ---------------------------
                                                       2004            2003           2004          2003
                                                 --------------- --------------- ------------- -------------
From operations:
 Net investment income (loss) ..................  $     20,576     $   124,084    $    (8,087)  $    (1,282)
 Net realized gain (loss) ......................       544,626        (120,907)       (45,096)          624
 Net change in unrealized appreciation
  (depreciation) ...............................     2,484,095       4,089,174        (25,805)      (17,810)
                                                  ------------     -----------    -----------   -----------
 Net increase/(decrease) in net assets from
  operations ...................................     3,049,297       4,092,351        (78,988)      (18,468)
                                                  ------------     -----------    -----------   -----------
Contract transactions:
 Payments received from contract owners ........    11,767,680      12,631,522        193,928       101,971
 Transfers between subaccounts, net ............       672,491       1,903,327        689,802       103,940
 Transfers for contract benefits and
  terminations .................................    (1,948,307)       (637,288)      (563,102)          118
 Annual contract charges .......................        (5,723)         (2,010)           (45)           --
                                                  ------------     -----------    -----------   -----------
Net increase/decrease from contract
 transactions ..................................    10,486,141      13,895,551        320,583       206,029
                                                  ------------     -----------    -----------   -----------
Net increase/(decrease) in net assets ..........    13,535,438      17,987,902        241,595       187,561
Net assets beginning of period .................    25,277,516       7,289,614        187,561            --
                                                  ------------     -----------    -----------   -----------
Net assets end of period .......................  $ 38,812,954     $25,277,516    $   429,156   $   187,561
                                                  ============     ===========    ===========   ===========
 Units issued during the period ................     1,335,469       1,733,948        294,819       162,562
 Units redeemed during the period ..............      (348,127)       (231,055)      (258,213)     (139,406)
                                                  ------------     -----------    -----------   -----------
 Net units issued/(redeemed) during period .....       987,342       1,502,893         36,606        23,156
                                                  ============     ===========    ===========   ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          PROFUNDS VP
                                                  Rising Rates Opportunity (f)
                                                 ------------------------------
                                                       2004           2003
                                                 --------------- --------------
From operations:
 Net investment income (loss) ..................  $   (162,361)    $  (24,414)
 Net realized gain (loss) ......................      (268,930)       (10,115)
 Net change in unrealized appreciation
  (depreciation) ...............................    (1,201,912)      (205,373)
                                                  ------------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................    (1,633,203)      (239,902)
                                                  ------------     ----------
Contract transactions:
 Payments received from contract owners ........     2,625,132      6,608,086
 Transfers between subaccounts, net ............     2,701,916      3,280,522
 Transfers for contract benefits and
  terminations .................................    (1,301,152)      (221,712)
 Annual contract charges .......................          (615)           (63)
                                                  ------------     ----------
Net increase/decrease from contract
 transactions ..................................     4,025,281      9,666,833
                                                  ------------     ----------
Net increase/(decrease) in net assets ..........     2,392,078      9,426,931
Net assets beginning of period .................     9,426,931             --
                                                  ------------     ----------
Net assets end of period .......................  $ 11,819,009     $9,426,931
                                                  ============     ==========
 Units issued during the period ................       713,913      1,128,520
 Units redeemed during the period ..............      (322,550)      (223,273)
                                                  ------------     ----------
 Net units issued/(redeemed) during period .....       391,363        905,247
                                                  ============     ==========


                                                                                         UIF Emerging
                                                   PROFUNDS VP UltraBull (c)       Markets Equity Portfolio
                                                 ------------------------------ -------------------------------
                                                       2004           2003            2004            2003
                                                 --------------- -------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................  $    (143,215)   $  (19,386)   $     (54,744)  $     (37,637)
 Net realized gain (loss) ......................      1,626,557        97,985          393,435         937,927
 Net change in unrealized appreciation
  (depreciation) ...............................       (253,289)      677,918          961,283         573,711
                                                  -------------    ----------    -------------   -------------
 Net increase/(decrease) in net assets from
  operations ...................................      1,230,053       756,517        1,299,974       1,474,001
                                                  -------------    ----------    -------------   -------------
Contract transactions:
 Payments received from contract owners ........      3,416,831     1,844,064        2,467,122       1,394,101
 Transfers between subaccounts, net ............        576,850     3,574,238           77,337       1,377,155
 Transfers for contract benefits and
  terminations .................................     (1,971,272)      (84,630)        (739,249)       (580,702)
 Annual contract charges .......................           (565)          (59)          (1,105)           (468)
                                                  -------------    ----------    -------------   -------------
Net increase/decrease from contract
 transactions ..................................      2,021,844     5,333,613        1,804,105       2,190,086
                                                  -------------    ----------    -------------   -------------
Net increase/(decrease) in net assets ..........      3,251,897     6,090,130        3,104,079       3,664,087
Net assets beginning of period .................      6,090,130            --        4,480,633         816,546
                                                  -------------    ----------    -------------   -------------
Net assets end of period .......................  $   9,342,027    $6,090,130    $   7,584,712   $   4,480,633
                                                  =============    ==========    =============   =============
 Units issued during the period ................        859,662       823,343        1,268,587       8,385,197
 Units redeemed during the period ..............       (700,342)     (372,495)      (1,114,611)     (8,138,310)
                                                  -------------    ----------    -------------   -------------
 Net units issued/(redeemed) during period .....        159,320       450,848          153,976         246,887
                                                  =============    ==========    =============   =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                       UIF Global Value Equity
                                                              Portfolio                UIF U.S. Real Estate Portfolio
                                                   --------------------------------   --------------------------------
                                                        2004              2003              2004             2003
                                                   --------------   ---------------   ---------------   --------------
From operations:
 Net investment income (loss) ..................     $  (55,829)     $    (57,487)     $     22,918      $  (149,296)
 Net realized gain (loss) ......................        161,234           293,912         1,045,061           57,843
 Net change in unrealized appreciation
  (depreciation) ...............................        640,106           891,095         6,129,302        3,267,194
                                                     ----------      ------------      ------------      -----------
 Net increase/(decrease) in net assets from
  operations ...................................        745,511         1,127,520         7,197,281        3,175,741
                                                     ----------      ------------      ------------      -----------
Contract transactions:
 Payments received from contract owners ........      1,705,633         2,490,132         4,859,808        3,952,764
 Transfers between subaccounts, net ............        424,752            80,157         6,235,771        3,054,041
 Transfers for contract benefits and
  terminations .................................       (603,705)         (280,601)       (1,977,431)        (760,551)
 Annual contract charges .......................           (904)             (296)           (2,423)          (1,006)
                                                     ----------      ------------      ------------      -----------
Net increase/decrease from contract
 transactions ..................................      1,525,776         2,289,392         9,115,725        6,245,248
                                                     ----------      ------------      ------------      -----------
Net increase/(decrease) in net assets ..........      2,271,287         3,416,912        16,313,006        9,420,989
Net assets beginning of period .................      5,146,223         1,729,311        15,624,899        6,203,910
                                                     ----------      ------------      ------------      -----------
Net assets end of period .......................     $7,417,510      $  5,146,223      $ 31,937,905      $15,624,899
                                                     ==========      ============      ============      ===========
 Units issued during the period ................        456,131         2,243,174         1,000,007          976,957
 Units redeemed during the period ..............       (307,791)       (1,953,769)         (356,524)        (408,508)
                                                     ----------      ------------      ------------      -----------
 Net units issued/(redeemed) during period .....        148,340           289,405           643,483          568,449
                                                     ==========      ============      ============      ===========

-------
(a) Commenced operations on May 7, 2003
(b) Commenced operations on May 30, 2003
(c) Commenced operations on May 2, 2003
(d) Commenced operations on May 16, 2003
(e) Commenced operations on May 6, 2003
(f) Commenced operations on May 5, 2003
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS


1. Organization and Business

   MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004, The MONY Group, Inc. ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America) merged with AXA Financial, Inc. ("AXA Financial"), and AIMA Acquisition Co. ("AIMA"), upon which MONY Group became a wholly-owned subsidiary of AXA Financial.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Payment Variable Annuity policies (MONYMaster, MONY Value Master, MONY Custom Master and MONY Variable Annuity), collectively, the "Variable Annuity Policies." These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company.

   There are sixty-nine MONY Variable Annuity subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the AIM Variable Insurance Funds, Alger American Fund, Dreyfus Investment Portfolios,The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lord Abbett Series Fund, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, PBHG Insurance Series Fund, PIMCO Advisors VIT, PIMCO Variable Insurance Trust, PROFUNDS and The Universal Institutional Funds, Inc. (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, management investment companies. Prior to July 9, 2004, the Variable Account invested in the MONY Series Fund, Inc. (the "Fund") and the Enterprise Accumulation Trust ("Enterprise"). Effective July 9, 2004 the Fund and Enterprise merged into EQAT. The Fund and Enterprise were affiliated with MONY.

The Variable Account consists of the following variable investment options:
o AIM V.I. Basic Value Fund                                o EQ/MONY Intermediate Term Bond Portfolio(4)
o AIM V.I. Financial Services Fund (1)                     o EQ/MONY Money Market Portfolio(4)
o AIM V.I. Health Sciences Fund (2)                        o EQ/MONY Long Term Bond Portfolio(4)
o AIM V.I. Mid Cap Core Equity Fund                        o Fidelity VIP Growth Portfolio
o AIM V.I. Technology Fund (3)                             o Fidelity VIP Contrafund(R) Portfolio
o Alger American Balanced Portfolio                        o Fidelity VIP Growth Opportunities Portfolio
o Alger American MidCap Growth Portfolio                   o Franklin Income Securities Fund
o Dreyfus Socially Responsible Growth Fund                 o Franklin Rising Dividends Securities Fund
o Dreyfus Stock Index Fund                                 o Franklin Zero Coupon Fund 2010
o Dreyfus IP Small Cap Stock Index Portfolio               o Janus Aspen Series Mid Cap Growth Portfolio
o EQ/Enterprise Capital Appreciation Portfolio(4)          o Janus Aspen Series Balanced Portfolio
o EQ/Enterprise Deep Value Portfolio(4)                    o Janus Aspen Series Capital Appreciation Portfolio
o EQ/Enterprise Equity Portfolio(4)                        o Janus Aspen Series Flexible Income Portfolio
o EQ/Enterprise Equity Income Portfolio(4)                 o Janus Aspen Series International Growth Portfolio
o EQ/Enterprise Growth and Income Portfolio(4)             o Janus Aspen Series Worldwide Growth Portfolio
o EQ/Enterprise Growth Portfolio(4)                        o Lord Abbett Bond-Debenture Portfolio
o EQ/Enterprise Global Socially Responsive Portfolio(4)    o Lord Abbett Growth and Income Portfolio
o EQ/Enterprise High-Yield Bond Portfolio(4)               o Lord Abbett Mid-Cap Value Portfolio
o EQ/Enterprise International Growth Portfolio(4)          o MFS(R) Mid Cap Growth Series
o EQ/Enterprise Multi-Cap Growth Portfolio(4)              o MFS(R) New Discovery Series
o EQ/Enterprise Managed Portfolio(4)                       o MFS(R) Total Return Series
o EQ/Enterprise Small Company Growth Portfolio(4)          o MFS(R) Utilities Series
o EQ/Enterprise Small Company Value Portfolio(4)           o Oppenheimer Global Securities Fund/VA
o EQ/Enterprise Total Return Portfolio(4)                  o Oppenheimer Main Street(R) Fund/VA
o EQ/Enterprise Mergers and Acquisitions Portfolio(4)      o PBHG Mid-Cap Portfolio
o EQ/Enterprise Short Duration Bond Portfolio(4)           o PBHG Select Value Portfolio
o EQ/MONY Diversified Portfolio(4)                         o PIMCO Advisors VIT OpCap Equity Portfolio
o EQ/MONY Equity Growth Portfolio(4)                       o PIMCO Advisors VIT OpCap Managed Portfolio
o EQ/MONY Equity Income Portfolio(4)                       o PIMCO Advisors VIT OpCap Small Cap Portfolio
o EQ/MONY Government Securities Portfolio(4)               o PIMCO Advisors VIT OpCap U.S. Government Income Portfolio

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


1. Organization and Business (Concluded)

o PIMCO Global Bond Portfolio (Unhedged)                   o PROFUNDS VP UltraBull
o PIMCO Real Return Portfolio                              o UIF Emerging Markets Equity Portfolio
o PIMCO StocksPLUS Growth and Income Portfolio             o UIF Global Value Equity Portfolio
o PROFUNDS VP Bear                                         o UIF U.S. Real Estate Portfolio
o PROFUNDS VP Rising Rates Opportunity


(1)  Formerly known as INVESCO VIF Financial Services Portfolio.
(2)  Formerly known as INVESCO VIF Health Sciences Portfolio.
(3)  Formerly known as INVESCO VIF Telecommunications Portfolio.
(4)  Name changed to EQ/.

   During the year ended December 31, 2003, the Variable Account combined all subaccounts investing in the same class of the same portfolio of the Funds. The financial statements for the years ended December 31, 2004 and 2003 are presented for each portfolio of the Funds rather than each Variable Life Insurance Policy as if the subaccounts were combined on January 1, 2003. Combining these subaccounts had no effect on the net assets of the subaccounts or the unit values of the Variable Life Insurance Policies.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.


2. Significant Accounting Policies

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

   Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on ex-dividend date. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

   Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.


3. Related Party Transactions

   MONY America is the legal owner of the assets held by the Variable Account.

   Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

   With respect to certain variable contracts, a periodic deduction is made from the cash value of the contract for the Annual Contract Charge. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the year ended December 31, 2004, the amount deducted for such purposes for all MONY America Variable Account subaccounts was $357,049,090.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.20% to

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


3. Related Party Transactions (Concluded)

   2.85% of the average daily net assets of each of the subaccounts of MONY America Variable Annuity. Prior to the merger of the Fund and EQAT, MONY America served as investment adviser to the Fund, and received amounts paid by the Fund for those services.

   During the year ended December 31, 2004, MONY Securities Corporation ("MONY Securities") served as distributor and principal underwriter of the Variable Annuity Policies and the Variable Account. Effective on or about June 6, 2005 AXA Advisors, LLC ("AXA Advisors"), AXA Distributors, LLC ("Distributors"), and MONY Securities will serve as distributors and principal underwriters of the Variable Annuity Policies and the Variable Account. They are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc.

   AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of EQAT and receives management fees for services performed in its capacity as investment manager of EQAT. As investment manager it either oversees the activities of the investment advisors to the Portfolios of EQAT or directly manages the Portfolios. Fees generally vary depending on net asset levels of individual Portfolios and range from a low of .30% to a high of 1.00% of average daily net assets. AXA Equitable as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition AXA Advisors, Distributors and MONY Securities, affiliates of AXA Equitable, also receive distribution fees under rule 12 b-1 Plans from the Portfolios for providing distribution and shareholder services to the Portfolios.

   Boston Advisors serves as an investment advisor for the EQ/Enterprise and EQ/MONY Portfolios in EQAT: EQ/Enterprise Equity Income Portfolio, EQ/Enterprise Short Duration Bond Portfolio, EQ/MONY Diversified Portfolio, EQ/MONY Equity Growth Portfolio, EQ/MONY Equity Income Portfolio, EQ/Government Securities Portfolio, EQ/MONY Intermediate Term Bond Portfolio, EQ/MONY Long Term Bond Portfolio, EQ/MONY Money Market Portfolio. Boston Advisors is an indirectly owned subsidiary of AXA Equitable and AXA Financial, Inc. (parent to MONY).

   Enterprise Capital Management, Inc. a wholly-owned subsidiary of MONY prior to the merger and an indirectly wholly-owned subsidiary of AXA Equitable and AXA Financial, Inc. post merger, acted as investment adviser to the portfolios of Enterprise, and it received amounts paid by Enterprise for those services.

   MONY and MONY America received administrative fees directly from certain funds for maintaining and servicing policyholder's accounts. During the year ended December 31, 2004 MONY America received $1,515,023 in aggregate from certain funds in connection with MONY America subaccounts.


4. Investment Transactions

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the year ended December 31, 2004 were as follows:



                                                                    Cost of          Proceeds from
                                                                Shares Acquired     Shares Redeemed
                                                               -----------------   ----------------
AIM V.I. Basic Value Fund ..................................      $10,143,683         $ 2,596,785
AIM V.I. Financial Services Fund ...........................        1,044,959             420,570
AIM V.I. Health Sciences Fund ..............................        2,023,790             825,447
AIM V.I. Mid Cap Core Equity Fund ..........................        6,550,344           1,425,789
AIM V.I. Technology Fund ...................................          923,552             285,412
Alger American Balanced Portfolio ..........................        4,818,707           2,344,464
Alger American MidCap Growth Portfolio .....................       11,900,868           6,238,275
Dreyfus Socially Responsible Growth Fund ...................          361,919           1,675,687
Dreyfus Stock Index Fund ...................................        7,246,995          15,134,326
Dreyfus IP Small Cap Stock Index Portfolio .................        5,409,793           1,365,954
EQ/Enterprise Capital Appreciation Portfolio ...............        3,395,143           8,239,242
EQ/Enterprise Deep Value Portfolio .........................        1,697,863             285,090
EQ/Enterprise Equity Portfolio .............................       10,533,626          41,862,747
EQ/Enterprise Equity Income Portfolio ......................       19,387,082           9,837,278
EQ/Enterprise Growth and Income Portfolio ..................        9,075,589          21,305,765
EQ/Enterprise Growth Portfolio .............................       22,798,774          41,579,373
EQ/Enterprise Global Socially Responsive Portfolio .........          689,955             417,477
EQ/Enterprise High-Yield Bond Portfolio ....................       13,314,814          17,690,194

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


4. Investment Transactions (Continued)


                                                                           Cost of          Proceeds from
                                                                       Shares Acquired     Shares Redeemed
                                                                      -----------------   ----------------
EQ/Enterprise International Growth Portfolio ......................         3,593,367          7,061,969
EQ/Enterprise Multi Cap Growth Portfolio ..........................         6,035,923         15,163,940
EQ/Enterprise Managed Portfolio ...................................        29,806,693        108,102,558
EQ/Enterprise Small Company Growth Portfolio ......................      $ 10,750,443       $ 15,603,633
EQ/Enterprise Small Company Value Portfolio .......................        38,851,372         61,057,970
EQ/Enterprise Total Return Portfolio ..............................         9,745,258          5,689,599
EQ/Enterprise Mergers and Acquisitions Portfolio ..................         5,189,900          1,870,378
EQ/Enterprise Short Duration Bond Portfolio .......................         4,824,946          1,699,102
EQ/MONY Diversified Portfolio .....................................             6,262             28,198
EQ/MONY Equity Growth Portfolio ...................................            51,171             36,712
EQ/MONY Equity Income Portfolio ...................................           129,252            125,031
EQ/MONY Government Securities Portfolio ...........................        23,500,518         28,177,378
EQ/MONY Intermediate Term Bond Portfolio ..........................         6,762,322         14,331,381
EQ/MONY Money Market Portfolio ....................................       119,910,737        172,137,997
EQ/MONY Long Term Bond Portfolio ..................................        17,368,150         20,410,952
Fidelity VIP Growth Portfolio .....................................         2,202,286          8,149,208
Fidelity VIP Contrafund(R) Portfolio ..............................         5,666,497         10,469,939
Fidelity VIP Growth Opportunities Portfolio .......................           552,049          2,300,416
Franklin Income Securities Fund ...................................        12,117,223          2,716,078
Franklin Rising Dividends Securities Fund .........................         7,878,335          3,210,868
Franklin Zero Coupon Fund 2010 ....................................         1,744,301            994,253
Janus Aspen Series Mid Cap Growth Portfolio .......................         2,272,022          7,760,407
Janus Aspen Series Balanced Portfolio .............................         5,067,591         13,353,942
Janus Aspen Series Capital Appreciation Portfolio .................         4,291,429          9,423,496
Janus Aspen Series Flexible Income Portfolio ......................         6,453,951          2,861,465
Janus Aspen Series International Growth Portfolio .................        25,260,898         21,806,321
Janus Aspen Series Worldwide Growth Portfolio .....................         3,359,195         12,107,188
Lord Abbett Bond-Debenture Portfolio ..............................        12,031,229          5,399,019
Lord Abbett Growth and Income Portfolio ...........................        23,007,088          6,328,482
Lord Abbett Mid Cap Value Portfolio ...............................        21,563,464          6,479,601
MFS(R) Mid Cap Growth Series ......................................         2,785,988          1,263,934
MFS(R) New Discovery Series .......................................         3,607,974          3,347,929
MFS(R) Total Return Series ........................................         7,102,680          2,483,515
MFS(R) Utilities Series ...........................................         3,094,177            754,546
Oppenheimer Global Securities Fund/VA .............................        19,664,841          4,224,717
Oppenheimer Main Street(R) Fund/VA ................................         4,708,480          1,271,765
PBHG Mid Cap Portfolio ............................................         8,328,559          3,518,059
PBHG Select Value Portfolio .......................................         1,363,637            694,418
PIMCO Advisors VIT OpCap Equity Portfolio .........................            24,970             67,477
PIMCO Advisors VIT OpCap Managed Portfolio ........................           241,170          1,040,260
PIMCO Advisors VIT OpCap Small Cap Portfolio ......................            21,556             77,109
PIMCO Advisors VIT OpCap U.S. Government Income Portfolio .........             7,118              6,481
PIMCO Global Bond Portfolio (Unhedged) ............................        13,572,565          5,936,577
PIMCO Real Return Portfolio .......................................        32,514,164         17,990,768
PIMCO StocksPlus Growth and Income Portfolio ......................        14,900,319          4,393,601
PROFUNDS VP Bear ..................................................         2,297,417          1,984,921
PROFUNDS VP Rising Rates Opportunity ..............................         7,117,212          3,254,292
PROFUNDS VP UltraBull .............................................        13,423,687         10,435,373
UIF Emerging Markets Equity Portfolio .............................        18,919,405         17,170,045
UIF Global Value Equity Portfolio .................................         5,312,405          3,842,458
UIF U.S. Real Estate Portfolio ....................................        14,737,602          5,189,777

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


5. Substitutions/Reorganizations

Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.



 February 28, 2003          Removed Portfolio           Surviving Portfolio
--------------------------------------------------------------------------------------
                           Enterprise Balanced         EQ/Enterprise
                           Portfolio                   Growth Portfolio
--------------------------------------------------------------------------------------
Shares -- Class B            3,425,505                    3,603,917
Value -- Class B           $13,839,042                 $ 13,839,042
Net Assets before merger   $13,839,042                 $144,563,434
Net Assets after                    --                 $158,402,476
--------------------------------------------------------------------------------------
                           Enterprise Emerging         EQ/Enterprise International
                           Countries Portfolio         Growth Portfolio
--------------------------------------------------------------------------------------
Shares -- Class B               77,662                      187,985
Value -- Class B           $   603,431                 $    603,431
Net Assets before          $   603,431                 $ 12,930,140
Net Assets after                    --                 $ 13,533,571
--------------------------------------------------------------------------------------
                            Enterprise Mid-Cap          EQ/Enterprise
                           Growth Portfolio            Managed Portfolio
--------------------------------------------------------------------------------------
Shares -- Class B              350,223                      120,888
Value -- Class B           $ 1,803,646                 $  1,803,646
Net Assets before          $ 1,803,646                 $105,321,407
Net Assets after                    --                 $107,125,053
--------------------------------------------------------------------------------------
                           EQ/Enterprise Worldwide     EQ/Enterprise International
                           Growth Portfolio            Growth Portfolio
--------------------------------------------------------------------------------------
Shares -- Class B              101,707                      200,563
Value -- Class B           $   643,807                 $    643,807
Net Assets before merger   $   643,807                 $ 13,533,571
Net Assets after                    --                 $ 14,177,378
--------------------------------------------------------------------------------------

   Effective May 1, 2004, INVESCO VIF Telecommunications Portfolio was merged into INVESCO VIF Technology Fund as part of a reorganization. Subsequent to the reorganization, INVESCO VIF Technology became known as AIM V.I. Technology Fund. There was no change in investment objective, management structure or management fee expenses. The reorganization had no effect on the value of shareholders' units, and the transaction did not constitute a taxable event.


6. Financial Highlights

   The Variable Annuity Policies have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

   Effective for the year ended December 31, 2003, the Variable Account adopted the provisions of AICPA Statement of Position 03-5 Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies, which requires the disclosure of ranges for certain financial highlights information. The tables for 2004 and 2003 are presented based upon which Variable Annuity Policies funded by the Variable Account have the lowest and highest expense ratio for each period. The presentation of the range of expense ratios for financial highlights disclosure purposes has changed for the year ended December 31, 2004. For the year ended December 31, 2003, the range of expense ratios was presented for those product designs within each subaccount that had units outstanding during the year. For the year ended December 31, 2004 the range of expense ratios has been presented across all product designs offered within each subaccount. Therefore, the expense ratios disclosed in the financial highlights may include product designs that did not have units outstanding during the year, but were available to contractowners within each subaccount. The ranges for the total return ratio and unit value correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new product options into the Variable Account, unit values may fall outside the ranges presented in the financial highlights.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                    At December 31, 2004
                                                       -----------------------------------------------
                                                                          Unit Value
                                                           Units           Lowest to       Net Assets
                                                        Outstanding         Highest          (000's)
                                                       ------------- -------------------- ------------
AIM V.I. Basic Value Fund ............................   1,116,875   $13.22 to 13.78      $ 14,999
AIM V.I. Financial Services Fund .....................     263,257    11.20 to 12.52         3,021
AIM V.I. Health Sciences Fund ........................     477,569    10.89 to 12.07         5,119
AIM V.I. Mid Cap Core Equity Fund ....................     608,954    12.70 to 13.19         8,150
AIM V.I. Technology Fund .............................     222,032     8.37 to 12.62         1,960
Alger American Balanced Portfolio ....................   1,019,597    10.70 to 11.00        10,856
Alger American MidCap Growth Portfolio ...............   2,000,444    12.61 to 14.16        24,687
Dreyfus Socially Responsible Growth Fund .............     840,649              7.09         5,957
Dreyfus Stock Index Fund .............................   8,132,629              8.75        71,132
Dreyfus IP Small Cap Stock Index Portfolio ...........     472,079    14.93 to 15.11         7,029
EQ/Enterprise Capital Appreciation Portfolio .........   2,816,159             13.86        39,026
EQ/Enterprise Deep Value Portfolio ...................     224,474    12.09 to 12.43         2,754
EQ/Enterprise Equity Portfolio .......................   9,624,536    10.04 to 45.22       176,642
EQ/Enterprise Equity Income Portfolio ................   4,540,100    12.52 to 13.76        54,514
EQ/Enterprise Growth and Income Portfolio ............   8,992,823    10.62 to 13.03        96,990
EQ/Enterprise Growth Portfolio .......................  20,456,697     9.47 to 10.94       187,040
EQ/Enterprise Global Socially Responsive
Portfolio ............................................     110,902    11.36 to 12.80         1,269
EQ/Enterprise High-Yield Bond Portfolio ..............   4,169,039    13.51 to 20.04        61,983
EQ/Enterprise International Growth Portfolio .........   3,004,965     9.18 to 12.86        31,601
EQ/Enterprise Multi Cap Growth Portfolio .............   3,294,374     9.63 to 11.94        46,326
EQ/Enterprise Managed Portfolio ......................  19,181,899     9.99 to 11.85       464,811
EQ/Enterprise Small Company Growth Portfolio .........   4,667,787    10.88 to 13.10        66,459
EQ/Enterprise Small Company Value Portfolio ..........  11,851,542    14.74 to 14.96       315,107
EQ/Enterprise Total Return Portfolio .................   2,314,751    10.15 to 11.40        26,154
EQ/Enterprise Mergers and Acquisitions Portfolio......     602,604    10.98 to 10.98         6,690
EQ/Enterprise Short Duration Bond Portfolio ..........     702,782     9.80 to 10.03         7,034
EQ/MONY Diversified Portfolio ........................       5,348             45.10           241
EQ/MONY Equity Growth Portfolio ......................       6,566             56.16           369
EQ/MONY Equity Income Portfolio ......................       9,653             52.44           506
EQ/MONY Government Securities Portfolio ..............   7,997,304     9.73 to 10.52        92,409
EQ/MONY Intermediate Term Bond Portfolio .............   2,798,876    12.45 to 24.51        41,263
EQ/MONY Money Market Portfolio .......................   9,096,833      9.68 to 9.97       107,876
EQ/MONY Long Term Bond Portfolio .....................   4,450,508    10.22 to 12.20        70,378
Fidelity VIP Growth Portfolio ........................   4,068,605              7.47        30,375
Fidelity VIP Contrafund(R) Portfolio .................   5,109,618             11.26        57,541
Fidelity VIP Growth Opportunities Portfolio ..........   1,218,904              7.05         8,588
Franklin Income Securities Fund ......................   1,304,376    13.04 to 13.55        17,468
Franklin Rising Dividends Securities Fund ............     804,923    12.64 to 13.16        10,466
Franklin Zero Coupon Fund 2010 .......................     171,289      9.72 to 9.85         1,688
Janus Aspen Series Mid Cap Growth Portfolio ..........   4,107,171              7.33        30,123
Janus Aspen Series Balanced Portfolio ................   5,057,432             11.10        56,125
Janus Aspen Series Capital Appreciation Portfolio.....   4,360,863    11.73 to 13.06        41,861
Janus Aspen Series Flexible Income Portfolio .........   1,458,190    10.07 to 11.71        16,795
Janus Aspen Series International Growth
Portfolio ............................................   2,028,324    11.53 to 15.12        24,302
Janus Aspen Series Worldwide Growth Portfolio ........   4,838,805              8.22        39,761
Lord Abbett Bond-Debenture Portfolio .................   1,309,846    11.23 to 13.25        17,115
Lord Abbett Growth and Income Portfolio ..............   4,638,490    11.97 to 13.02        54,721
Lord Abbett Mid Cap Value Portfolio ..................   3,979,548    13.04 to 14.54        51,485
MFS(R) Mid Cap Growth Series .........................     571,375     9.18 to 13.54         5,411
MFS(R) New Discovery Series ..........................     539,500     9.76 to 12.64         5,401
MFS(R) Total Return Series ...........................   1,916,428    11.51 to 11.85        22,298
MFS(R) Utilities Series ..............................     398,406    15.11 to 15.12         5,821
Oppenheimer Global Securities Fund/VA ................   1,654,402    15.56 to 16.22        26,369
Oppenheimer Main Street(R) Fund/VA ...................     643,114    12.34 to 12.71         8,016


                                                              For the period ended December 31, 2004
                                                       ----------------------------------------------------
                                                                        Expense Ratio**    Total Return***
                                                          Investment       Lowest to          Lowest to
                                                        Income Ratio*       Highest            Highest
                                                       --------------- ----------------- ------------------
AIM V.I. Basic Value Fund ............................  0.00%          1.20 to 2.85%      7.92 to 9.71%
AIM V.I. Financial Services Fund .....................  0.81           1.20 to 2.85       5.56 to 7.38
AIM V.I. Health Sciences Fund ........................  0.00           1.20 to 2.85       4.50 to 6.24
AIM V.I. Mid Cap Core Equity Fund ....................  0.20           1.20 to 2.85     10.56 to 12.49
AIM V.I. Technology Fund .............................  0.00           1.20 to 2.85       4.04 to 5.82
Alger American Balanced Portfolio ....................  1.47           1.20 to 2.85       1.57 to 3.28
Alger American MidCap Growth Portfolio ...............  0.00           1.20 to 2.85      9.85 to 11.69
Dreyfus Socially Responsible Growth Fund .............  0.36                   1.35               4.73
Dreyfus Stock Index Fund .............................  1.78                   1.35               9.24
Dreyfus IP Small Cap Stock Index Portfolio ...........  0.55           1.20 to 2.85     18.42 to 20.40
EQ/Enterprise Capital Appreciation Portfolio .........  0.00                   1.35              12.32
EQ/Enterprise Deep Value Portfolio ...................  1.12           1.20 to 2.85       5.88 to 7.66
EQ/Enterprise Equity Portfolio .......................  0.00           1.25 to 1.35     12.05 to 12.10
EQ/Enterprise Equity Income Portfolio ................  2.54           1.20 to 2.85     14.57 to 16.47
EQ/Enterprise Growth and Income Portfolio ............  1.64           1.20 to 2.85     10.05 to 11.91
EQ/Enterprise Growth Portfolio .......................  0.41           1.20 to 2.85       1.11 to 2.82
EQ/Enterprise Global Socially Responsive
Portfolio ............................................  0.87           1.20 to 2.85      9.68 to 11.48
EQ/Enterprise High-Yield Bond Portfolio .............. 11.19           1.25 to 1.35       8.25 to 8.32
EQ/Enterprise International Growth Portfolio .........  1.14           1.25 to 1.35       3.85 to 3.96
EQ/Enterprise Multi Cap Growth Portfolio .............  0.00           1.20 to 2.85       4.55 to 6.29
EQ/Enterprise Managed Portfolio ......................  2.72           1.20 to 2.85       5.52 to 7.30
EQ/Enterprise Small Company Growth Portfolio .........  0.00           1.20 to 2.85      9.26 to 11.13
EQ/Enterprise Small Company Value Portfolio ..........  0.02           1.20 to 2.85     17.54 to 19.49
EQ/Enterprise Total Return Portfolio .................  2.12           1.20 to 2.85       1.81 to 3.54
EQ/Enterprise Mergers and Acquisitions Portfolio......  0.08           1.20 to 2.85       2.33 to 4.08
EQ/Enterprise Short Duration Bond Portfolio ..........  2.73           1.20 to 2.85     (1.11) to 0.40
EQ/MONY Diversified Portfolio ........................  0.22                   1.25              16.21
EQ/MONY Equity Growth Portfolio ......................  0.46                   1.25              16.51
EQ/MONY Equity Income Portfolio ......................  3.25                   1.25              18.37
EQ/MONY Government Securities Portfolio ..............  5.50           1.20 to 2.85     (1.52) to 0.10
EQ/MONY Intermediate Term Bond Portfolio .............  8.99           1.25 to 1.35       0.24 to 0.33
EQ/MONY Money Market Portfolio .......................  0.93           1.20 to 2.85    (1.93) to (0.20)
EQ/MONY Long Term Bond Portfolio .....................  9.95           1.20 to 2.85       4.82 to 6.64
Fidelity VIP Growth Portfolio ........................  0.17                   1.35               1.91
Fidelity VIP Contrafund(R) Portfolio .................  0.26                   1.35              13.74
Fidelity VIP Growth Opportunities Portfolio ..........  0.51                   1.35               5.70
Franklin Income Securities Fund ......................  3.16           1.20 to 2.85     10.60 to 12.54
Franklin Rising Dividends Securities Fund ............  0.66           1.20 to 2.85       7.85 to 9.67
Franklin Zero Coupon Fund 2010 .......................  4.72           1.20 to 2.85       1.55 to 3.18
Janus Aspen Series Mid Cap Growth Portfolio ..........  0.00                   1.35              18.99
Janus Aspen Series Balanced Portfolio ................  2.19                   1.35               7.04
Janus Aspen Series Capital Appreciation Portfolio.....  0.22           1.20 to 2.85     14.66 to 16.60
Janus Aspen Series Flexible Income Portfolio .........  6.18           1.20 to 2.85       0.80 to 2.45
Janus Aspen Series International Growth
Portfolio ............................................  0.90           1.20 to 2.85     15.33 to 17.29
Janus Aspen Series Worldwide Growth Portfolio ........  0.97                   1.35               3.40
Lord Abbett Bond-Debenture Portfolio .................  5.94           1.20 to 2.85       4.86 to 6.60
Lord Abbett Growth and Income Portfolio ..............  0.97           1.20 to 2.85      9.50 to 11.35
Lord Abbett Mid Cap Value Portfolio ..................  0.35           1.20 to 2.85     20.56 to 22.56
MFS(R) Mid Cap Growth Series .........................  0.00           1.20 to 2.85     11.35 to 13.19
MFS(R) New Discovery Series ..........................  0.00           1.20 to 2.85       3.52 to 5.29
MFS(R) Total Return Series ...........................  1.57           1.20 to 2.85       8.22 to 9.93
MFS(R) Utilities Series ..............................  1.30           1.20 to 2.85     26.55 to 28.68
Oppenheimer Global Securities Fund/VA ................  0.81           1.20 to 2.85     15.52 to 17.45
Oppenheimer Main Street(R) Fund/VA ...................  0.59           1.20 to 2.85       6.01 to 7.89

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                   At December 31, 2004
                                                       ---------------------------------------------
                                                                         Unit Value
                                                           Units          Lowest to      Net Assets
                                                        Outstanding        Highest         (000's)
                                                       ------------- ------------------ ------------
PBHG Mid Cap Portfolio ...............................   1,835,734   13.57 to 14.21         24,512
PBHG Select Value Portfolio ..........................     563,144    8.92 to 11.51          5,055
PIMCO Advisors VIT OpCap Equity Portfolio ............      19,899            49.78            990
PIMCO Advisors VIT OpCap Managed Portfolio ...........     151,589            61.58          9,333
PIMCO Advisors VIT OpCap Small Cap Portfolio .........      15,011            58.43            877
PIMCO Advisors VIT OpCap U.S. Government
Income Portfolio .....................................       7,704            22.13            171
PIMCO Global Bond Portfolio (Unhedged) ...............   1,737,238   11.23 to 14.68         24,940
PIMCO Real Return Portfolio ..........................   6,164,280   10.72 to 13.30         80,039
PIMCO StocksPlus Growth and Income Portfolio .........   3,377,267   11.69 to 12.59         38,813
PROFUNDS VP Bear .....................................      59,762     7.11 to 7.14            429
PROFUNDS VP Rising Rates Opportunity .................   1,296,610     8.64 to 9.39         11,819
PROFUNDS VP UltraBull ................................     610,168   14.42 to 15.25          9,342
UIF Emerging Markets Equity Portfolio ................     497,816   14.72 to 17.02          7,585
UIF Global Value Equity Portfolio ....................     655,373   11.36 to 13.81          7,418
UIF U.S. Real Estate Portfolio .......................   1,884,673   16.06 to 17.85         31,938


                                                              For the period ended December 31, 2004
                                                       -----------------------------------------------------
                                                                        Expense Ratio**    Total Return***
                                                          Investment       Lowest to          Lowest to
                                                        Income Ratio*       Highest            Highest
                                                       --------------- ----------------- -------------------
PBHG Mid Cap Portfolio ............................... 0.00%           1.20 to 2.85%     15.53 to 17.49%
PBHG Select Value Portfolio .......................... 2.29            1.20 to 2.85        0.00 to 1.59
PIMCO Advisors VIT OpCap Equity Portfolio ............ 0.95                    1.25               10.52
PIMCO Advisors VIT OpCap Managed Portfolio ........... 1.49                    1.25                9.38
PIMCO Advisors VIT OpCap Small Cap Portfolio ......... 0.05                    1.25               16.42
PIMCO Advisors VIT OpCap U.S. Government
Income Portfolio ..................................... 3.00                    1.25                0.09
PIMCO Global Bond Portfolio (Unhedged) ............... 1.87            1.20 to 2.85        7.46 to 9.23
PIMCO Real Return Portfolio .......................... 1.00            1.20 to 2.85        5.82 to 7.69
PIMCO StocksPlus Growth and Income Portfolio ......... 1.81            1.20 to 2.85        7.70 to 9.56
PROFUNDS VP Bear ..................................... 0.00            1.20 to 2.85   (12.76) to (11.41)
PROFUNDS VP Rising Rates Opportunity ................. 0.00            1.20 to 2.85   (13.43) to (12.00)
PROFUNDS VP UltraBull ................................ 0.00            1.20 to 2.85      13.89 to 15.82
UIF Emerging Markets Equity Portfolio ................ 0.67            1.20 to 2.85      19.61 to 21.65
UIF Global Value Equity Portfolio .................... 0.74            1.20 to 2.85      10.39 to 12.25
UIF U.S. Real Estate Portfolio ....................... 1.60            1.20 to 2.85      32.62 to 34.82

-----------------------------

* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units: the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2004 or from the commencement of operations of the subaccount.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                       At December 31, 2003
                                                           ---------------------------------------------
                                                                             Unit Value
                                                               Units          Lowest to      Net Assets
                                                            Outstanding        Highest         (000's)
                                                           ------------- ------------------ ------------
AIM V.I. Basic Value Fund--Series I (3) ..................     497,391   $    12.60            $  6,134
AIM V.I. Financial Services Portfolio ....................     203,380    10.43 to 10.95          2,183
AIM V.I. Health Sciences Portfolio .......................     354,074    9.94 to 10.25           3,590
AIM V.I. Mid Cap Core Equity Fund--Series I (3) ..........     218,390        12.22               2,607
AIM V.I. Telecommunications Portfolio ....................     143,026    7.91 to 8.65            1,209
Alger American Balanced Portfolio--Class O ...............     777,242    10.25 to 10.36          8,059
Alger American Mid Cap Growth Portfolio--Class O .........   1,474,168    10.87 to 11.29         16,376
Dreyfus Socially Responsible Growth Fund--Initial
Class ....................................................   1,025,856        6.77                6,938
Dreyfus Stock Index Portfolio--Initial Class .............   9,138,583        8.01               73,225
Dreyfus IP Small Cap Stock Index Portfolio--Service
Class (4) ................................................     171,894    12.36 to 12.41          2,143
EQ/Balanced Portfolio (7) ................................           0        8.39                    0
EQ/Enterprise Capital Appreciation Portfolio .............   3,166,647       12.34               39,075
EQ/Enterprise Deep Value Portfolio (1) ...................     106,337       12.04                1,225
EQ/Enterprise Equity Portfolio ...........................  11,177,164    8.96 to 40.34         186,271
EQ/Enterprise Emerging Countries Portfolio (7) ...........           0        7.60                    0
EQ/Enterprise Equity Income Portfolio ....................   3,713,560    9.82 to 10.75          38,482
EQ/Enterprise Growth and Income Portfolio ................  10,258,602     9.74 to 9.49          99,036
EQ/Enterprise Growth Portfolio ...........................  22,366,195     8.85 to 9.21         199,076
EQ/Enterprise Global Socially Responsive Portfolio .......      87,536    10.16 to 10.19            910
EQ/Enterprise High-Yield Portfolio .......................   4,916,421    12.48 to 18.50         67,650
EQ/Enterprise International Growth Portfolio .............   3,351,438    8.84 to 12.37          34,025
EQ/Enterprise Mid-Cap Growth Portfolio (7) ...............           0         5.02                   0
EQ/Enterprise Multi-Cap Growth Portfolio .................   3,889,027     9.06 to 9.06          52,248
EQ/Enterprise Managed Portfolio ..........................  22,365,263     9.31 to 9.60         517,854
EQ/Enterprise Small Company Growth Portfolio .............   4,827,018     9.42 to 9.79          63,991
EQ/Enterprise Small Company Value Portfolio ..............  12,157,794    12.32 to 12.52        289,253
RQ/Enterprise Worldwide Growth Portfolio (7) .............           0         6.18                   0
EQ/Enterprise Total Return Portfolio .....................   2,027,219    10.79 to 10.96         22,190
EQ/Enterprise Mergers and Acquisitions Portfolio (1) .....     293,979         10.90              3,181
EQ/Enterprise Short Duration Bond Portfolio (2) ..........     396,983          9.99              3,970
EQ/MONY Diversified Portfolio ............................       5,942         38.81                231
EQ/MONY Equity Growth Portfolio ..........................       6,218         48.20                300
EQ/MONY Equity Income Portfolio ..........................      10,699         44.30                474
EQ/MONY Government Securities Portfolio ..................   8,610,595    10.30 to 10.51        101,483
EQ/MONY Intermediate Term Bond Portfolio .................   3,561,543    12.42 to 24.43         52,334
EQ/MONY Money Market Portfolio ...........................  13,360,355     9.80 to 9.99         160,103
EQ/MONY Long Term Bond Portfolio .........................   5,116,256    11.44 to 11.50         77,246
Fidelity VIP Growth Portfolio--Service Class .............   4,846,906          7.33             35,523
Fidelity VIP II Contrafund Portfolio--Service Class ......   5,524,076          9.90             54,665
Fidelity VIP III Growth Opportunities Portfolio--
Service Class ............................................   1,472,271          6.67              9,821
Franklin Income Securities Fund--Class 2 (3) .............     551,603         12.01              6,591
Franklin Rising Dividends Securities Fund--
Class 2 (3) ..............................................     422,554         12.01              5,052
Franklin Zero Coupon 2010 Fund--Class 2 (5) ..............     101,850          9.67                976
Janus Aspen Series Mid Cap Growth Portfolio--
Institutional Class ......................................   4,901,662          6.16             30,175
Janus Aspen Series Balanced Portfolio--Institutional
Class ....................................................   5,892,043         10.37             61,069
Janus Aspen Series Capital Appreciation Portfolio ........   4,972,901    7.95 to 10.37          40,433
Janus Aspen Series Flexible Income Portfolio--
Service Class ............................................   1,213,198    11.26 to 11.43         13,710
Janus Aspen Series International Growth Portfolio--
Service Class ............................................   1,627,591    9.83 to 10.34          17,149
Janus Aspen Series WorldWide Growth Portfolio--
Institutional Class ......................................   5,937,772          7.95             47,207
Lord Abbett Bond-Debenture Portfolio--Class VC ...........     840,130    12.23 to 12.43         10,346
Lord Abbett Growth and Income Portfolio--
Class VC .................................................   3,107,949   $10.28 to 10.75       $ 33,068
Lord Abbett Mid-Cap Value Portfolio--Class VC ............   2,675,734    10.28 to 10.64         28,335


                                                                    For the period ended December 31, 2003
                                                           ---------------------------------------------------------
                                                                               Expense Ratio**      Total Return***
                                                              Investment          Lowest to            Lowest to
                                                            Income Ratio*          Highest              Highest
                                                           --------------- ---------------------- ------------------
AIM V.I. Basic Value Fund--Series I (3) ..................  0.11%+             1.35%+                  26.00%
AIM V.I. Financial Services Portfolio ....................  0.77            1.20 to 2.35           26.59 to 28.13
AIM V.I. Health Sciences Portfolio .......................  0.00            1.20 to 2.35           24.87 to 26.39
AIM V.I. Mid Cap Core Equity Fund--Series I (3) ..........  0.00               1.35+                   22.20
AIM V.I. Telecommunications Portfolio ....................  0.00            1.20 to 2.35           31.26 to 32.72
Alger American Balanced Portfolio--Class O ...............  1.97            1.20 to 2.35           16.35 to 17.59
Alger American Mid Cap Growth Portfolio--Class O .........  0.00            1.20 to 2.35           44.36 to 46.05
Dreyfus Socially Responsible Growth Fund--Initial
Class ....................................................  0.11               1.35                    24.45
Dreyfus Stock Index Portfolio--Initial Class .............  1.49               1.35                    26.54
Dreyfus IP Small Cap Stock Index Portfolio--Service
Class (4) ................................................  0.71+           1.20+ to 2.35+         23.60 to 24.10
EQ/Balanced Portfolio (7) ................................ 15.80+              1.35+                   (2.44)
EQ/Enterprise Capital Appreciation Portfolio .............  0.00               1.35                    31.14
EQ/Enterprise Deep Value Portfolio (1) ...................  1.48+              1.35+               11.40 to 12.30
EQ/Enterprise Equity Portfolio ...........................  0.00            1.25 to 1.35           50.84 to 51.03
EQ/Enterprise Emerging Countries Portfolio (7) ...........  0.00               1.35+                   (2.06)
EQ/Enterprise Equity Income Portfolio ....................  1.46            1.20 to 2.35           23.83 to 25.15
EQ/Enterprise Growth and Income Portfolio ................  1.00            1.20 to 2.35           24.55 to 26.03
EQ/Enterprise Growth Portfolio ...........................  0.43            1.20 to 2.35           14.34 to 15.70
EQ/Enterprise Global Socially Responsive Portfolio .......  0.51            1.20 to 2.35           23.90 to 25.18
EQ/Enterprise High-Yield Portfolio .......................  2.62            1.25 to 1.35           20.93 to 21.07
EQ/Enterprise International Growth Portfolio .............  0.48            1.25 to 1.35           29.05 to 29.26
EQ/Enterprise Mid-Cap Growth Portfolio (7) ...............  0.00               1.35+                   (3.09)
EQ/Enterprise Multi-Cap Growth Portfolio .................  0.00            1.20 to 2.35           31.49 to 32.84
EQ/Enterprise Managed Portfolio ..........................  1.14            1.20 to 2.35           18.08 to 19.36
EQ/Enterprise Small Company Growth Portfolio .............  0.00            1.20 to 2.35           20.15 to 21.61
EQ/Enterprise Small Company Value Portfolio ..............  0.11            1.20 to 2.35           34.20 to 35.79
RQ/Enterprise Worldwide Growth Portfolio (7) .............  0.00               1.35+                   (5.94)
EQ/Enterprise Total Return Portfolio .....................  2.75            1.20 to 2.35           3.15 to 4.36
EQ/Enterprise Mergers and Acquisitions Portfolio (1) .....  0.00               1.35+                    8.70
EQ/Enterprise Short Duration Bond Portfolio (2) ..........  3.96+              1.70+                   (0.10)
EQ/MONY Diversified Portfolio ............................  0.91               1.25                    28.26
EQ/MONY Equity Growth Portfolio ..........................  0.32               1.25                    29.99
EQ/MONY Equity Income Portfolio ..........................  1.91               1.25                    26.14
EQ/MONY Government Securities Portfolio ..................  2.60            1.20 to 2.35           (0.68) to 0.48
EQ/MONY Intermediate Term Bond Portfolio .................  4.50            1.25 to 1.35           1.89 to 2.00
EQ/MONY Money Market Portfolio ...........................  0.91            1.20 to 2.35          (1.41) to (0.40)
EQ/MONY Long Term Bond Portfolio .........................  5.36            1.20 to 2.35           2.40 to 3.53
Fidelity VIP Growth Portfolio--Service Class .............  0.20                1.35                  30.89
Fidelity VIP II Contrafund Portfolio--Service Class ......  0.37                1.35                  26.76
Fidelity VIP III Growth Opportunities Portfolio--
Service Class ............................................  0.66                1.35                  27.78
Franklin Income Securities Fund--Class 2 (3) .............  1.31+               1.35                  20.10
Franklin Rising Dividends Securities Fund--
Class 2 (3) ..............................................  0.21+               1.35                  20.10
Franklin Zero Coupon 2010 Fund--Class 2 (5) ..............  0.13+               1.35                  (3.30)
Janus Aspen Series Mid Cap Growth Portfolio--
Institutional Class ......................................  0.00                1.35                  33.33
Janus Aspen Series Balanced Portfolio--Institutional
Class ....................................................  2.16                1.35                  12.60
Janus Aspen Series Capital Appreciation Portfolio ........  0.46            1.20 to 2.35          17.44 to 19.01
Janus Aspen Series Flexible Income Portfolio--
Service Class ............................................  4.57            1.20 to 2.35          3.78 to 4.96
Janus Aspen Series International Growth Portfolio--
Service Class ............................................  1.16            1.20 to 2.35          31.55 to 32.84
Janus Aspen Series WorldWide Growth Portfolio--
Institutional Class ......................................  1.10                1.35                   22.31
Lord Abbett Bond-Debenture Portfolio--Class VC ...........  6.86            1.20 to 2.35          15.38 to 16.60
Lord Abbett Growth and Income Portfolio--
Class VC .................................................  1.00%           1.20 to 2.35%         28.02 to 29.36%
Lord Abbett Mid-Cap Value Portfolio--Class VC ............  0.69            1.20 to 2.35          21.80 to 23.29

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                     At December 31, 2003
                                                        ------------------------------------------------
                                                                            Unit Value
                                                            Units           Lowest to        Net Assets
                                                         Outstanding         Highest           (000's)
                                                        -------------  -------------------  ------------
MFS Mid Cap Growth Portfolio--Initial Class ...........     387,073    $ 8.11 to 8.17          $ 3,294
MFS New Discovery Portfolio--Initial Class ............     498,330      9.27 to 9.65            4,786
MFS Total Return Portfolio--Initial Class .............   1,486,577     10.36 to 10.47          15,814
MFS Utilities Portfolio--Initial Class ................     212,918     10.55 to 11.75           2,432
Oppenheimer Global Securities Portfolio--Service
Class (3) .............................................     547,461         13.73                7,473
Oppenheimer Main Street Portfolio--Service
Class (3) .............................................     342,821         11.93                4,003
PBHG Mid-Cap Portfolio ................................   1,429,180    11.32 to 11.55           16,339
PBHG Select Value Portfolio ...........................     489,278     8.78 to 9.01             4,338
PIMCO Advisor VIT OPCap Equity Portfolio ..............      20,755         45.04                  935
PIMCO Advisor VIT OPCap Managed Portfolio .............     165,735         56.30                9,328
PIMCO Advisor VIT OPCap Small Cap Portfolio ...........      15,926         50.19                  799
PIMCO Advisor OPCap U.S. Government Income
Portfolio .............................................       7,899         22.11                  175
PIMCO Global Portfolio--Administrative Class ..........   1,279,258    13.29 to 13.44           16,842
PIMCO Real Return Portfolio--Administrative Class .....   5,165,053    12.06 to 12.35           62,511
PIMCO StocksPlus Growth and Income Portfolio--
Administrative Class ..................................   2,389,925    10.46 to 10.67           25,278
PROFUNDS VP Bear Portfolio--Investor Class (1) ........      23,156          8.00                  188
PROFUNDS VP Rising Rates Opportunity
Portfolio--Investor Class (6) .........................     905,247          9.75                9,427
PROFUNDS VP Ultra Bull Portfolio--Investor
Class (1) .............................................     450,848         13.96                6,090
UIF Emerging Markets Equity Portfolio--Class I ........     343,840    12.10 to 12.55            4,481
UIF Global Value Equity Portfolio--Class I ............     507,033    9.98 to 10.12             5,146
UIF U.S. Real Estate Portfolio--Class I ...............   1,241,190    12.86 to 13.24           15,625


                                                               For the period ended December 31, 2003
                                                        -----------------------------------------------------
                                                                         Expense Ratio**    Total Return***
                                                           Investment       Lowest to          Lowest to
                                                         Income Ratio*       Highest            Highest
                                                        --------------- ----------------- -------------------
MFS Mid Cap Growth Portfolio--Initial Class ...........       0.00%     1.20 to 2.35%     33.93 to 35.39%
MFS New Discovery Portfolio--Initial Class ............       0.00      1.20 to 2.35      30.58 to 32.05
MFS Total Return Portfolio--Initial Class .............       1.48      1.20 to 2.35      13.60 to 14.93
MFS Utilities Portfolio--Initial Class ................       1.57      1.20 to 2.35      32.87 to 34.29
Oppenheimer Global Securities Portfolio--Service
Class (3) .............................................       0.00          1.35+             37.30
Oppenheimer Main Street Portfolio--Service
Class (3) .............................................       0.00          1.35+             19.30
PBHG Mid-Cap Portfolio ................................       0.00      1.20 to 2.35      31.17 to 32.61
PBHG Select Value Portfolio ...........................       3.00      1.20 to 2.35      15.51 to 16.91
PIMCO Advisor VIT OPCap Equity Portfolio ..............       1.31          1.25              26.98
PIMCO Advisor VIT OPCap Managed Portfolio .............       1.81          1.25              20.25
PIMCO Advisor VIT OPCap Small Cap Portfolio ...........       0.05          1.25              40.86
PIMCO Advisor OPCap U.S. Government Income
Portfolio .............................................       2.92          1.25              0.09
PIMCO Global Portfolio--Administrative Class ..........       2.06      1.20 to 2.35      11.77 to 13.13
PIMCO Real Return Portfolio--Administrative Class .....       2.51      1.20 to 2.35       6.35 to 7.48
PIMCO StocksPlus Growth and Income Portfolio--
Administrative Class ..................................       2.57      1.20 to 2.35      28.19 to 28.71
PROFUNDS VP Bear Portfolio--Investor Class (1) ........       0.00          2.75+            (19.10)
PROFUNDS VP Rising Rates Opportunity
Portfolio--Investor Class (6) .........................       0.00          1.35+            (2.50)
PROFUNDS VP Ultra Bull Portfolio--Investor
Class (1) .............................................       0.00          1.35+             39.60
UIF Emerging Markets Equity Portfolio--Class I ........       0.00      1.20 to 2.35      46.27 to 47.92
UIF Global Value Equity Portfolio--Class I ............       0.00      1.20 to 2.35      26.01 to 27.46
UIF U.S. Real Estate Portfolio--Class I ...............       0.00      1.20 to 2.35      34.38 to 35.79

-----------------------------

* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units: the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2003 or from the commencement of operations of the Subaccount.

+    Annualized.

(1) For the period May 2, 2003 through December 31, 2003 (commencement of operations).

(2) For the period May 6, 2003 (commencement of operations) through December 31, 2003.

(3) For the period May 7, 2003 (commencement of operations) through December 31, 2003.

(4) For the period May 30, 2003 (commencement of operations) through December 31, 2003.

(5) For the period May 16, 2003 (commencement of operations) through December 31, 2003.

(6) For the period May 5, 2003 (commencement of operations) through December 31, 2003.

(7) For the period January 1, 2003 through February 28, 2003 (termination of subaccount).

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the year ended December 31, 2002:



                                                                 At December 31, 2002
                                                        --------------------------------------
                                                                                   Net Assets
MONYMaster Subaccounts                                     Units     Unit Values     (000s)
----------------------                                  ----------- ------------- ------------
EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ....................... 3,132,647     $   26.71   $ 83,642
EQ/Enterprise Small Company Value Subaccount .......... 2,417,506         47.22    114,125
EQ/Enterprise Managed Subaccount ...................... 9,406,774         41.49    390,151
EQ/Enterprise International Growth Subaccount ......... 1,447,750          9.57     13,847
EQ/Enterprise High Yield Bond Subaccount .............. 1,221,698         15.28     18,666

EQAT--MONY Funds
EQ/MONY Equity Growth Subaccount ......................     7,919         37.08        294
EQ/MONY Equity Income Subaccount ......................    10,732         35.12        377
EQ/MONY Intermediate Term Bond Subaccount .............   929,701         23.95     22,265
EQ/MONY Long Term Bond Subaccount .....................   962,720         30.58     29,442
EQ/MONY Diversified Subaccount ........................    10,334         30.26        313
EQ/MONY Money Market Subaccount ....................... 3,938,569         17.60     69,300
EQ/MONY Government Securities Subaccount .............. 1,317,180         15.01     19,768

ValueMaster Subaccounts
-----------------------
EQAT--MONY Funds
Money Market Subaccount ...............................    25,205         16.07        405
OCC Accumulation Trust
US Government Income Subaccount .......................    13,512         22.09        299
Equity Subaccount .....................................    20,342         35.47        721
Small Cap Subaccount ..................................    17,777         35.63        633
Managed Subaccount ....................................   179,670         46.82      8,410


                                                               For the year ended December 31, 2002
                                                        --------------------------------------------------
                                                           Investment
MONYMaster Subaccounts                                   Income Ratio*   Expense Ratio**   Total Return***
----------------------                                  --------------- ----------------- ----------------

EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ....................... 0.00%           1.25%             (30.30)%
EQ/Enterprise Small Company Value Subaccount .......... 0.34            1.25              (10.35)
EQ/Enterprise Managed Subaccount ...................... 0.87            1.25              (22.19)
EQ/Enterprise International Growth Subaccount ......... 0.60            1.25              (20.45)
EQ/Enterprise High Yield Bond Subaccount .............. 8.65            1.25                0.26

EQAT--MONY Funds
EQ/MONY Equity Growth Subaccount ...................... 0.72            1.25              (23.64)
EQ/MONY Equity Income Subaccount ...................... 2.06            1.25              (16.18)
EQ/MONY Intermediate Term Bond Subaccount ............. 3.90            1.25                8.03
EQ/MONY Long Term Bond Subaccount ..................... 4.87            1.25               12.68
EQ/MONY Diversified Subaccount ........................ 2.09            1.25              (17.41)
EQ/MONY Money Market Subaccount ....................... 1.49            1.25                0.28
EQ/MONY Government Securities Subaccount .............. 3.06            1.25                5.26

ValueMaster Subaccounts
-----------------------

EQAT--MONY Funds
Money Market Subaccount ............................... 1.50            1.25                0.25

OCC Accumulation Trust
US Government Income Subaccount ....................... 4.20            1.25                8.28
Equity Subaccount ..................................... 0.88            1.25              (22.39)
Small Cap Subaccount .................................. 0.07            1.25              (22.58)
Managed Subaccount .................................... 2.03            1.25              (17.92)

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the year ended December 31, 2001:



                                                             At December 31, 2001
                                                    ---------------------------------------
                                                                                Net Assets
MONYMaster Subaccounts                                  Units     Unit Values     (000s)
----------------------                              ------------ ------------- ------------

EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ...................   4,125,642    $   38.32    $ 158,099
EQ/Enterprise Small Company Value Subaccount ......   3,054,705        52.67      160,900
EQ/Enterprise Managed Subaccount ..................  12,609,907        53.32      672,303
EQ/Enterprise International Growth Subaccount .....   1,878,354        12.03       22,595
EQ/Enterprise High Yield Bond Subaccount ..........   1,540,180        15.24       23,469

EQAT--MONY Funds
EQ/MONY Equity Growth Subaccount ..................      10,748        48.56          522
EQ/MONY Equity Income Subaccount ..................      14,022        41.90          588
EQ/MONY Intermediate Term Bond Subaccount .........     996,810        22.17       22,104
EQ/MONY Long Term Bond Subaccount .................   1,197,470        27.14       32,503
EQ/MONY Diversified Subaccount ....................      10,523        36.64          386
EQ/MONY Money Market Subaccount ...................   4,710,722        17.55       82,688
EQ/MONY Government Securities Subaccount ..........   1,263,084        14.26       18,010

ValueMaster Subaccounts
-----------------------

EQAT--MONY Funds
EQ/MONY Money Market Subaccount ...................      44,634        16.03          716

OCC Accumulation Trust
US Government Income Subaccount ...................      14,903        20.40          304
Equity Subaccount .................................      21,432        45.70          979
Small Cap Subaccount ..............................      19,385        46.02          892
Managed Subaccount ................................     214,023        57.04       12,207


                                                           For the year ended December 31, 2001
                                                    --------------------------------------------------
                                                       Investment
MONYMaster Subaccounts                               Income Ratio*   Expense Ratio**   Total Return***
----------------------                              --------------- ----------------- ----------------

EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ...................  0.00%          1.25%             (19.87)%
EQ/Enterprise Small Company Value Subaccount ...... 24.26           1.25                3.87
EQ/Enterprise Managed Subaccount ..................  6.79           1.25              (12.30)
EQ/Enterprise International Growth Subaccount .....  9.95           1.25              (28.77)
EQ/Enterprise High Yield Bond Subaccount ..........  8.87           1.25                4.60

EQAT--MONY Funds
EQ/MONY Equity Growth Subaccount ..................  0.00           1.25              (20.35)
EQ/MONY Equity Income Subaccount ..................  1.74           1.25              (12.12)
EQ/MONY Intermediate Term Bond Subaccount .........  5.36           1.25                7.15
EQ/MONY Long Term Bond Subaccount .................  5.37           1.25                4.99
EQ/MONY Diversified Subaccount ....................  1.03           1.25              (16.50)
EQ/MONY Money Market Subaccount ...................  3.77           1.25                2.51
EQ/MONY Government Securities Subaccount ..........  4.92           1.25                5.32

ValueMaster Subaccounts
-----------------------

EQAT--MONY Funds
EQ/MONY Money Market Subaccount ...................  3.75           1.25                2.49

OCC Accumulation Trust
US Government Income Subaccount ...................  4.42           1.25                5.32
Equity Subaccount .................................  1.53           1.25               (8.21)
Small Cap Subaccount ..............................  8.31           1.25                6.95
Managed Subaccount ................................  2.43           1.25               (6.12)

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2002:



                                                                    At December 31, 2002
Option 1:                                                  ---------------------------------------
                                                                                       Net Assets
MONY Variable Universal Life                                   Units     Unit Values     (000s)
----------------------------                               ------------ ------------- ------------

AIM Variable Insurance Funds
Financial Services Subaccount (1) ........................    23,757       $  8.14    $  193
Health Sciences Subaccount (3) ...........................    34,314          8.11       278
Telecommunications Subaccount (7) ........................    23,622          5.96       141

Alger American Fund
Balanced Subaccount (1) ..................................   125,009          8.81     1,101
Mid Cap Growth Subaccount (2) ............................    89,076          7.73       688

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ...............    82,561          8.59       709
EQ/Enterprise Growth and Income Subaccount (4) ...........    91,127          7.53       686
EQ/Enterprise Growth Subaccount (3) ......................   392,688          7.96     3,126
EQ/Enterprise Global Socially Responsive
Subaccount (5) ...........................................     6,219          8.14        51
EQ/Enterprise Managed Subaccount (5) .....................   204,572          7.80     1,595
EQ/Enterprise Multi-Cap Growth Subaccount (1) ............    14,700          6.82       100
EQ/Enterprise Small Company Growth Subaccount (3)            142,861          8.05     1,150
EQ/Enterprise Small Company Value Subaccount (2) .........   311,226          9.22     2,870
EQ/Enterprise Total Return Subaccount (6) ................   143,483         10.55     1,513

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (3) .............   453,598         10.46     4,742
EQ/MONY Long Term Bond Subaccount (6) ....................   167,274         11.05     1,849
EQ/MONY Money Market Subaccount (9) ...................... 1,088,820         10.03    10,916

Janus Aspen Series
Capital Appreciation Subaccount (1) ......................    32,480          8.47       275
Flexible Income Subaccount (7) ...........................   148,126         10.89     1,613
International Growth Subaccount (7) ......................   174,311          7.40     1,289

Lord Abbett Series Funds
Bond Debenture Subaccount (3) ............................    65,276         10.66       696
Growth and Income Subaccount (2) .........................   249,487          8.31     2,072
Mid-Cap Value Subaccount (1) .............................   208,416          8.63     1,799

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (8) ............................    45,024          5.99       270
New Discovery Subaccount (1) .............................    67,541          7.02       474
Total Return Subaccount (1) ..............................   238,826          9.11     2,175
Utilities Subaccount (3) .................................    18,209          8.75       159

PBHG Insurance Series Funds
Mid-Cap Value Subaccount (3) .............................   182,362          8.71     1,588
Select Value Subaccount (10) .............................    60,816          7.51       457

PIMCO Variable Insurance Trust
Global Bond Subaccount (3) ...............................    53,299         11.88       634
Real Return Subaccount (3) ...............................   340,329         11.49     3,910
StocksPlus Growth and Income Subaccount (3) ..............   260,192          8.29     2,156

The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (1) ...................    27,240          8.18       223
Global Value Equity Subaccount (1) .......................    53,212          7.94       423
U.S. Real Estate Subaccount (3) ..........................   124,373          9.75     1,212


                                                                 For the period ended December 31, 2002
Option 1:                                                  --------------------------------------------------
                                                              Investment
MONY Variable Universal Life                                Income Ratio*   Expense Ratio**   Total Return***
---------------------------------------------------------- --------------- ----------------- ----------------
AIM Variable Insurance Funds
Financial Services Subaccount (1) ........................  1.97%+           1.20%+                  (18.60)%
Health Sciences Subaccount (3) ...........................  0.00             1.20+                   (18.90)
Telecommunications Subaccount (7) ........................  0.00             1.20+                   (40.40)

Alger American Fund
Balanced Subaccount (1) ..................................  0.98+            1.20+                   (11.90)
Mid Cap Growth Subaccount (2) ............................  0.00             1.20+                   (22.70)

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ...............  1.73+            1.20+                   (14.10)
EQ/Enterprise Growth and Income Subaccount (4) ...........  2.16+            1.20+                   (24.70)
EQ/Enterprise Growth Subaccount (3) ......................  0.71+            1.20+                   (20.40)
EQ/Enterprise Global Socially Responsive
Subaccount (5) ...........................................  1.03+            1.20+                   (18.60)
EQ/Enterprise Managed Subaccount (5) .....................  1.55+            1.20+                   (22.00)
EQ/Enterprise Multi-Cap Growth Subaccount (1) ............  0.00             1.20+                   (31.80)
EQ/Enterprise Small Company Growth Subaccount (3)           0.00             1.20+                   (19.50)
EQ/Enterprise Small Company Value Subaccount (2) .........  0.65+            1.20+                    (7.80)
EQ/Enterprise Total Return Subaccount (6) ................  3.43+            1.20+                     5.50

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (3) .............  0.17+            1.20+                     4.60
EQ/MONY Long Term Bond Subaccount (6) ....................  0.43+            1.20+                    10.50
EQ/MONY Money Market Subaccount (9) ......................  1.44+            1.20+                     0.30

Janus Aspen Series
Capital Appreciation Subaccount (1) ......................  0.45+            1.20+                   (15.30)
Flexible Income Subaccount (7) ...........................  5.76+            1.20+                     8.90
International Growth Subaccount (7) ......................  0.96+            1.20+                   (26.00)

Lord Abbett Series Funds
Bond Debenture Subaccount (3) ............................  6.08+            1.20+                     6.60
Growth and Income Subaccount (2) .........................  1.83+            1.20+                   (16.90)
Mid-Cap Value Subaccount (1) .............................  1.56+            1.20+                   (13.70)

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (8) ............................  0.00             1.20+                   (40.10)
New Discovery Subaccount (1) .............................  0.00             1.20+                   (29.80)
Total Return Subaccount (1) ..............................  0.28+            1.20+                    (8.90)
Utilities Subaccount (3) .................................  1.00+            1.20+                   (12.50)

PBHG Insurance Series Funds
Mid-Cap Value Subaccount (3) .............................  0.00             1.20+                   (12.90)
Select Value Subaccount (10) .............................  2.13+            1.20+                   (24.90)

PIMCO Variable Insurance Trust
Global Bond Subaccount (3) ...............................  2.67+            1.20+                    18.80
Real Return Subaccount (3) ...............................  4.14+            1.20+                    14.90
StocksPlus Growth and Income Subaccount (3) ..............  4.35+            1.20+                   (17.10)

The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (1) ...................  0.00             1.20+                   (18.20)
Global Value Equity Subaccount (1) .......................  2.86+            1.20+                   (20.60)
U.S. Real Estate Subaccount (3) ..........................  9.26+            1.20+                    (2.50)

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

     includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

+    Annualized

(1) For the period March 6, 2002 (commencement of offering) through December 31, 2002

(2) For the period February 21, 2002 (commencement of offering) through December 31, 2002

(3) For the period February 19, 2002 (commencement of offering) through December 31, 2002

(4) For the period March 1, 2002 (commencement of offering) through December 31, 2002

(5) For the period March 8, 2002 (commencement of offering) through December 31, 2002

(6) For the period February 25, 2002 (commencement of offering) through December 31, 2002

(7) For the period March 7, 2002 (commencement of offering) through December 31, 2002

(8) For the period March 14, 2002 (commencement of offering) through December 31, 2002

(9) For the period February 11, 2002 (commencement of offering) through December 31, 2002

(10) For the period March 11, 2002 (commencement of offering) through December 31, 2002

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2002



                                                                   At December 31, 2002
Option 2:                                                  ------------------------------------
                                                                                    Net Assets
MONY Variable Universal Life                                 Units    Unit Values     (000s)
---------------------------------------------------------- --------- ------------- ------------
AIM Variable Insurance Funds
Financial Services Subaccount (5) ........................  41,101      $  8.50       $   349
Health Sciences Subaccount (4) ...........................  91,838         8.09           742
Telecommunications Subaccount (6) ........................  24,267         5.98           145

Alger American Fund
Balanced Subaccount (1) .................................. 150,123         8.87         1,332
Mid Cap Growth Subaccount (2) ............................ 122,693         7.51           921

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ............... 114,840         7.99           917
EQ/Enterprise Growth and Income Subaccount (1) ........... 180,021         7.73         1,391
EQ/Enterprise Growth Subaccount (1) ...................... 488,730         7.75         3,785
EQ/Enterprise Global Socially Responsive
Subaccount (1) ...........................................  13,598         8.46           115
EQ/Enterprise Managed Subaccount (1) ..................... 225,750         8.11         1,830
EQ/Enterprise Multi-Cap Growth Subaccount (4) ............  49,020         7.16           351
EQ/Enterprise Small Company Growth Subaccount (2)          249,366         7.98         1,989
EQ/Enterprise Small Company Value Subaccount (1) ......... 527,141         9.12         4,808
EQ/Enterprise Total Return Subaccount (1) ................ 267,405        10.55         2,821

Janus Aspen Series
Capital Appreciation Subaccount (4) ......................  57,811         8.87           512
Flexible Income Subaccount (2) ........................... 201,349        10.75         2,165
International Growth Subaccount (2) ...................... 231,583         7.93         1,836

Lord Abbett Series Funds
Bond Debenture Subaccount (2) ............................  96,519        10.60         1,023
Growth and Income Subaccount (2) ......................... 283,688         8.29         2,352
Mid-Cap Value Subaccount (5) ............................. 299,210         8.83         2,643

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (4) ............................  50,657         6.62           335
New Discovery Subaccount (5) ............................. 143,555         7.29         1,046
Total Return Subaccount (4) .............................. 315,209         9.51         2,997
Utilities Subaccount (1) .................................  37,190         8.53           317

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (2) ............. 641,947        10.42         6,691
EQ/MONY Long Term Bond Subaccount (2) .................... 266,754        11.07         2,953
EQ/MONY Money Market Subaccount (4) ...................... 749,726         9.99         7,490

PBHG Insurance Series Funds
Mid-Cap Value Subaccount (2) ............................. 278,511         8.58         2,388
Select Value Subaccount (8) .............................. 104,484         7.52           785

PIMCO Variable Insurance Trust
Global Bond Subaccount (2) ...............................  99,887        11.84         1,183
Real Return Subaccount (4) ............................... 607,081        11.45         6,951
StocksPlus Growth and Income Subaccount (2) .............. 385,722         8.16         3,148

The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (1) ...................  41,192         8.47           349
Global Value Equity Subaccount (7) .......................  67,913         7.99           543
U.S. Real Estate Subaccount (8) .......................... 111,162         9.26         1,029


                                                                 For the period ended December 31, 2002
Option 2:                                                  --------------------------------------------------
                                                              Investment
MONY Variable Universal Life                                Income Ratio*   Expense Ratio**   Total Return***
---------------------------------------------------------- --------------- ----------------- ----------------
AIM Variable Insurance Funds
Financial Services Subaccount (5) ........................    1.44%+           1.60%+               (15.00)%
Health Sciences Subaccount (4) ...........................    0.00             1.60+                (19.10)
Telecommunications Subaccount (6) ........................    0.00             1.60+                (40.20)

Alger American Fund
Balanced Subaccount (1) ..................................    1.14+            1.60+                (11.30)
Mid Cap Growth Subaccount (2) ............................    0.00             1.60+                (24.90)

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ...............    2.14+            1.60+                (20.10)
EQ/Enterprise Growth and Income Subaccount (1) ...........    2.06+            1.60+                (22.70)
EQ/Enterprise Growth Subaccount (1) ......................    0.67+            1.60+                (22.50)
EQ/Enterprise Global Socially Responsive
Subaccount (1) ...........................................    0.78+            1.60+                (15.40)
EQ/Enterprise Managed Subaccount (1) .....................    1.27+            1.60+                (18.90)
EQ/Enterprise Multi-Cap Growth Subaccount (4) ............    0.00             1.60+                (28.40)
EQ/Enterprise Small Company Growth Subaccount (2)             0.00             1.60+                (20.20)
EQ/Enterprise Small Company Value Subaccount (1) .........    0.69+            1.60+                 (8.80)
EQ/Enterprise Total Return Subaccount (1) ................    3.45+            1.60+                  5.50

Janus Aspen Series
Capital Appreciation Subaccount (4) ......................    0.48+            1.60+                (11.30)
Flexible Income Subaccount (2) ...........................    5.28+            1.60+                  7.50
International Growth Subaccount (2) ......................    1.10+            1.60+                (20.70)

Lord Abbett Series Funds
Bond Debenture Subaccount (2) ............................    5.80+            1.60+                  6.00
Growth and Income Subaccount (2) .........................    1.48+            1.60+                (17.10)
Mid-Cap Value Subaccount (5) .............................    1.42+            1.60+                (11.70)

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (4) ............................    0.00             1.60+                (33.80)
New Discovery Subaccount (5) .............................    0.00             1.60+                (27.10)
Total Return Subaccount (4) ..............................    0.43+            1.60+                 (4.90)
Utilities Subaccount (1) .................................    0.69+            1.60+                (14.70)

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (2) .............    0.07+            1.60+                  4.20
EQ/MONY Long Term Bond Subaccount (2) ....................    0.09+            1.60+                 10.70
EQ/MONY Money Market Subaccount (4) ......................    1.45+            1.60+                 (0.10)

PBHG Insurance Series Funds
Mid-Cap Value Subaccount (2) .............................    0.00             1.60+                (14.20)
Select Value Subaccount (8) ..............................    1.91+            1.60+                (24.80)

PIMCO Variable Insurance Trust
Global Bond Subaccount (2) ...............................    2.68+            1.60+                 18.40
Real Return Subaccount (4) ...............................    4.28+            1.60+                 14.50
StocksPlus Growth and Income Subaccount (2) ..............    4.10+            1.60+                (18.40)

The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (1) ...................    0.00             1.60+                (15.30)
Global Value Equity Subaccount (7) .......................    2.77+            1.60+                (20.10)
U.S. Real Estate Subaccount (8) ..........................    7.92+            1.60+                 (7.40)

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

    includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

+   Annualized

(1) For the period February 14, 2002 (commencement of offering) through December 31, 2002

(2) For the period February 8, 2002 (commencement of offering) through December 31, 2002

(3) For the period March 12, 2002 (commencement of offering) through December 31, 2002

(4) For the period February 19, 2002 (commencement of offering) through December 31, 2002

(5) For the period March 1, 2002 (commencement of offering) through December 31, 2002

(6) For the period March 11, 2002 (commencement of offering) through December 31, 2002

(7) For the period March 25, 2002 (commencement of offering) through December 31, 2002

(8) For the period March 8, 2002 (commencement of offering) through December 31, 2002

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2002



                                                                   At December 31, 2002
Option 3:                                                  ------------------------------------
                                                                                    Net Assets
MONY Variable Universal Life                                 Units    Unit Values     (000s)
---------------------------------------------------------- --------- ------------- ------------
AIM Variable Insurance Funds
Financial Services Subaccount (2) ........................  19,438      $  8.65       $  168
Health Science Subaccount (4) ............................  31,890         7.96          254
Telecommunications Subaccount (2) ........................  15,037         6.59           99

Alger American Fund
Balanced Subaccount (1) ..................................  50,115         8.81          442
Mid Cap Growth Subaccount (2) ............................  63,904         7.53          481

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ...............  85,624         7.93          679
EQ/Enterprise Growth and Income Subaccount (4) ........... 116,862         7.82          913
EQ/Enterprise Growth Subaccount (2) ...................... 322,138         7.74        2,493
EQ/Enterprise Global Socially Responsive
Subaccount (5) ...........................................   8,578         8.20           70
EQ/Enterprise Managed Subaccount (6) ..................... 130,971         8.13        1,065
EQ/Enterprise Multi-Cap Growth Subaccount (5) ............  28,345         6.89          195
EQ/Enterprise Small Company Growth Subaccount (2)          174,101         7.84        1,364
EQ/Enterprise Small Company Value Subaccount (7) ......... 312,519         9.18        2,867
EQ/Enterprise Total Return Subaccount (2) ................  58,455        10.46          611

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (7) ............. 262,000        10.37        2,716
EQ/MONY Long Term Bond Subaccount (10) ...................  71,683        11.23          805
EQ/MONY Money Market Subaccount (7) ...................... 484,056         9.94        4,811

Janus Aspen Series
Capital Appreciation Subaccount (4) ......................  40,704         8.83          359
Flexible Income Subaccount (3) ........................... 121,709        10.85        1,321
International Growth Subaccount (2) ...................... 191,763         7.86        1,508

Lord Abbett Series Funds
Bond Debenture Subaccount (2) ............................  43,180        10.60          458
Growth & Income Subaccount (2) ...........................  87,474         8.03          702
Mid-Cap Value Subaccount (8) ............................. 150,225         8.44        1,267

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (5) ............................  25,763         6.10          157
New Discovery Subaccount (2) .............................  83,960         7.39          620
Total Return Subaccount (9) .............................. 110,390         9.12        1,006
Utilities Subaccount (3) .................................  13,481         7.94          107

MONY Variable Annuity
---------------------
PBHG Insurance
Mid-Cap Value Subaccount (4) ............................. 166,243         8.63        1,434
Select Value Subaccount (5) ..............................  52,678         7.80          411

PIMCO Variable Insurance Trust
Global Bond Subaccount (12) ..............................  50,418        11.89          600
Real Return Subaccount (2) ............................... 248,254        11.34        2,816
StocksPlus Growth and Income Subaccount (7) .............. 238,004         8.21        1,955

The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (2) ...................  28,527         8.58          245
Global Value Equity Subaccount (1) .......................  96,503         7.92          764
U.S. Real Estate Subaccount (2) ..........................  58,483         9.57          560



                                                                 For the period ended December 31, 2002
Option 3:                                                  --------------------------------------------------
                                                              Investment
MONY Variable Universal Life                                Income Ratio*   Expense Ratio**   Total Return***
---------------------------------------------------------- --------------- ----------------- ----------------
AIM Variable Insurance Funds
Financial Services Subaccount (2) ........................     1.55%+           2.20%+              (13.50)%
Health Science Subaccount (4) ............................     0.00             2.20+               (20.40)
Telecommunications Subaccount (2) ........................     0.00             2.20+               (34.10)

Alger American Fund
Balanced Subaccount (1) ..................................     1.17+            2.20+               (11.90)
Mid Cap Growth Subaccount (2) ............................     0.00             2.20+               (24.70)

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ...............     2.02+            2.20+               (20.70)
EQ/Enterprise Growth and Income Subaccount (4) ...........     1.92+            2.20+               (21.80)
EQ/Enterprise Growth Subaccount (2) ......................     0.63+            2.20+               (22.60)
EQ/Enterprise Global Socially Responsive
Subaccount (5) ...........................................     1.01+            2.20+               (18.00)
EQ/Enterprise Managed Subaccount (6) .....................     1.86+            2.20+               (18.70)
EQ/Enterprise Multi-Cap Growth Subaccount (5) ............     0.00             2.20+               (31.10)
EQ/Enterprise Small Company Growth Subaccount (2)              0.00             2.20+               (21.60)
EQ/Enterprise Small Company Value Subaccount (7) .........     0.60+            2.20+                (8.20)
EQ/Enterprise Total Return Subaccount (2) ................     3.47+            2.20+                 4.60

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (7) .............     0.02             2.20+                 3.70
EQ/MONY Long Term Bond Subaccount (10) ...................     0.15+            2.20+                12.30
EQ/MONY Money Market Subaccount (7) ......................     1.44+            2.20+                (0.60)

Janus Aspen Series
Capital Appreciation Subaccount (4) ......................     0.41+            2.20+               (11.70)
Flexible Income Subaccount (3) ...........................     4.83+            2.20+                 8.50
International Growth Subaccount (2) ......................     1.29+            2.20+               (21.40)

Lord Abbett Series Funds
Bond Debenture Subaccount (2) ............................     5.19+            2.20+                 6.00
Growth & Income Subaccount (2) ...........................     1.30+            2.20+               (19.70)
Mid-Cap Value Subaccount (8) .............................     1.16+            2.20+               (15.60)

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (5) ............................     0.00             2.20+               (39.00)
New Discovery Subaccount (2) .............................     0.00             2.20+               (26.10)
Total Return Subaccount (9) ..............................     0.63+            2.20+                (8.80)
Utilities Subaccount (3) .................................     0.46+            2.20+               (20.60)

MONY Variable Annuity
---------------------
PBHG Insurance
Mid-Cap Value Subaccount (4) .............................     0.00             2.20+               (13.70)
Select Value Subaccount (5) ..............................     1.85+            2.20+               (22.00)

PIMCO Variable Insurance Trust
Global Bond Subaccount (12) ..............................     2.67+            2.20+                18.90
Real Return Subaccount (2) ...............................     4.47+            2.20+                13.40
StocksPlus Growth and Income Subaccount (7) ..............     3.97+            2.20+               (17.90)

The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (2) ...................     0.00             2.20+               (14.20)
Global Value Equity Subaccount (1) .......................     3.05+            2.20+               (20.80)
U.S. Real Estate Subaccount (2) ..........................     7.86+            2.20+                (4.30)

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

+   Annualized

(1) For the period March 13, 2002 (commencement of offering) through December 31, 2002

(2) For the period February 25, 2002 (commencement of offering) through December 31, 2002

(3) For the period March 18, 2002 (commencement of offering) through December 31, 2002

(4) For the period February 21, 2002 (commencement of offering) through December 31, 2002

(5) For the period March 25, 2002 (commencement of offering) through December 31, 2002

(6) For the period February 28, 2002 (commencement of offering) through December 31, 2002

(7) For the period February 19, 2002 (commencement of offering) through December 31, 2002

(8) For the period March 21, 2002 (commencement of offering) through December 31, 2002

(9) For the period March 22, 2002 (commencement of offering) through December 31, 2002

(10) For the period March 7, 2002 (commencement of offering) through December 31, 2002

(11) For the period April 4 , 2002 (commencement of offering) through December 31, 2002

(12) For the period April 1, 2002 (commencement of offering) through December 31, 2002

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                  At December 31, 2002
Option C:                                              ------------------------------------------
                                                                                      Net Assets
MONY Variable Annuity                                    Units       Unit Values        (000s)
------------------------------------------------------ --------- ------------------- ------------
EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (1) ...........     415      $  10.14             $  4
EQ/Enterprise Growth Subaccount (1) ..................     651          9.63                6
EQ/Enterprise Small Company Growth Subaccount (1)          391         10.80                4

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (3) .........   8,451         10.09               85
EQ/MONY Long Term Bond Subaccount (3) ................   3,593         10.50               38
EQ/MONY Money Market Subaccount (2) ..................  77,911         10.00              779

Janus Aspen Series
Flexible Income Subaccount (2) .......................   1,046         10.28               11
International Growth Subaccount (2) ..................   2,121         10.15               22

Lord Abbett Series Funds
Bond Debenture Subaccount (2) ........................   1,020         10.51               11
Growth and Income Subaccount (2) .....................   1,031         10.27               11

PBHG Insurance Series Funds
Mid-Cap Value Subaccount (2) .........................   1,157         10.35               12

PIMCO Variable Insurance Trust
Global Bond Subaccount (3) ...........................   1,900         10.66               20
Real Return Subaccount (3) ...........................  14,615         10.30              151
StocksPlus Growth and Income Subaccount (2) ..........   2,816         10.13               29

The Universal Institutional Funds, Inc.
Global Value Equity Subaccount (4) ...................       0          9.97++              0
U.S. Real Estate Subaccount (5) ......................       0         10.52++              0



                                                              For the period ended December 31, 2002
Option C:                                              ----------------------------------------------------
                                                           Investment
MONY Variable Annuity                                    Income Ratio*    Expense Ratio**   Total Return***
------------------------------------------------------ ----------------- ----------------- ----------------
EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (1) ...........     0.00%             1.50%+                  1.40%
EQ/Enterprise Growth Subaccount (1) ..................     0.00              1.50+                  (3.70)
EQ/Enterprise Small Company Growth Subaccount (1)          0.00              1.50+                   8.00

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (3) .........     0.00              1.50+                   0.90
EQ/MONY Long Term Bond Subaccount (3) ................     0.00              1.50+                   5.00
EQ/MONY Money Market Subaccount (2) ..................     1.22+             1.50+                   0.00

Janus Aspen Series
Flexible Income Subaccount (2) .......................    22.50+             1.50+                   2.80
International Growth Subaccount (2) ..................     0.81+             1.50+                   1.50

Lord Abbett Series Funds
Bond Debenture Subaccount (2) ........................    27.80+             1.50+                   5.10
Growth and Income Subaccount (2) .....................     7.76+             1.50+                   2.70

PBHG Insurance Series Funds
Mid-Cap Value Subaccount (2) .........................     0.00              1.50+                   3.50

PIMCO Variable Insurance Trust
Global Bond Subaccount (3) ...........................     2.79+             1.50+                   6.60
Real Return Subaccount (3) ...........................     3.34+             1.50+                   3.00
StocksPlus Growth and Income Subaccount (2) ..........    14.00+             1.50+                   1.30

The Universal Institutional Funds, Inc.
Global Value Equity Subaccount (4) ...................     0.01+             1.50+                   0.00
U.S. Real Estate Subaccount (5) ......................     0.05+             1.50+                   0.00

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

+   Annualized

++  Net asset value immediately prior to redemption.

(1) For the period December 10, 2002 (commencement of offering) through December 31, 2002

(2) For the period November 18, 2002 (commencement of offering) through December 31, 2002

(3) For the period November 13, 2002 (commencement of offering) through December 31, 2002

(4) For the period November 20, 2002 (commencement of offering) through December 31, 2002

(5) For the period December 20, 2002 (commencement of offering) through December 31, 2002

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2002:



                                                              At December 31, 2002
Option L:                                              ----------------------------------
                                                                              Net Assets
MONY Variable Annuity                                   Units   Unit Values     (000s)
------------------------------------------------------ ------- ------------- ------------
EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (1) ...........    95     $   10.14        $ 1
EQ/Enterprise Growth and Income Subaccount (2) .......    37          9.97          0
EQ/Enterprise Growth Subaccount (1) ..................    98          9.63          1
EQ/Enterprise Small Company Growth Subaccount (1)         89         10.80          1
EQ/Enterprise Small Company Value Subaccount (2) .....    74         10.62          1

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (1) .........   457         10.09          5
EQ/MONY Long Term Bond Subaccount (1) ................    99         10.50          1
EQ/MONY Money Market Subaccount (2) ..................   115         10.00          1

Janus Aspen Series
Flexible Income Subaccount (1) .......................   100         10.28          1
International Growth Subaccount (1) ..................   303         10.15          3

Lord Abbett Series Funds
Bond Debenture Subaccount (1) ........................    96         10.51          1
Growth and Income Subaccount (1) .....................    96         10.27          1
Mid-Cap Value Subaccount (3) .........................     2         10.46          0

PBHG Insurance Series Funds
Mid Cap Value Subaccount (1) .........................   204         10.35          2

PIMCO Variable Insurance Trust
Global Bond Subaccount (1) ...........................    99         10.66          1
Real Return Subaccount (3) ...........................     7         10.31          0
StocksPlus Growth and Income Subaccount (1) ..........   300         10.13          3

The Universal Institutional Funds, Inc.
Global Value Equity Subaccount (3) ...................     2          9.97          0
U.S. Real Estate Subaccount (2) ......................    39         10.52          0



                                                             For the period ended December 31, 2002
Option L:                                              ---------------------------------------------------
                                                          Investment
MONY Variable Annuity                                    Income Ratio*   Expense Ratio**   Total Return***
------------------------------------------------------ ---------------- ----------------- ----------------
EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (1) ...........      0.00%            1.45%+              1.40%
EQ/Enterprise Growth and Income Subaccount (2) .......      0.00             1.45+              (0.30)
EQ/Enterprise Growth Subaccount (1) ..................      0.00             1.45+              (3.70)
EQ/Enterprise Small Company Growth Subaccount (1)           0.00             1.45+               8.00
EQ/Enterprise Small Company Value Subaccount (2) .....      0.00             1.45+               6.20

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (1) .........      0.00             1.45+               0.90
EQ/MONY Long Term Bond Subaccount (1) ................      0.00             1.45+               5.00
EQ/MONY Money Market Subaccount (2) ..................      1.19+            1.45+               0.00

Janus Aspen Series
Flexible Income Subaccount (1) .......................     19.36+            1.45+               2.80
International Growth Subaccount (1) ..................      3.55+            1.45+               1.50

Lord Abbett Series Funds
Bond Debenture Subaccount (1) ........................     23.08+            1.45+               5.10
Growth and Income Subaccount (1) .....................      6.58+            1.45+               2.70
Mid-Cap Value Subaccount (3) .........................     12.41+            1.45+               4.60

PBHG Insurance Series Funds
Mid Cap Value Subaccount (1) .........................      0.00             1.45+               3.50

PIMCO Variable Insurance Trust
Global Bond Subaccount (1) ...........................      2.41+            1.45+               6.60
Real Return Subaccount (3) ...........................      3.87+            1.45+               3.10
StocksPlus Growth and Income Subaccount (1) ..........     11.80+            1.45+               1.30

The Universal Institutional Funds, Inc.
Global Value Equity Subaccount (3) ...................     24.58+            1.45+              (0.30)
U.S. Real Estate Subaccount (2) ......................     50.83+            1.45+               5.20

-----------------------------

* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.


*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.


+    Annualized


(1) For the period November 29, 2002 (commencement of offering) through December 31, 2002


(2) For the period December 17, 2002 (commencement of offering) through December 31, 2002


(3) For the period December 18, 2002 (commencement of offering) through December 31, 2002

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding through the period ended December 31, 2002:



                                                             At December 31, 2002
                                                     -------------------------------------
                                                                      Unit     Net Assets
MONY Custom Master Subaccounts                           Units       Values      (000s)
---------------------------------------------------- ------------ ----------- ------------
Alger American
Mid-Cap Growth Subaccount (2) ......................     142,409   $   7.62     $  1,085

Dreyfus
Dreyfus Stock Index Subaccount .....................   9,933,628       6.33       62,837
Dreyfus Socially Responsible Growth Subaccount .....   1,255,269       5.44        6,829

EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ....................   8,681,637       5.94       51,554
EQ/Enterprise Small Company Value Subaccount .......   8,512,905      12.17      103,554
EQ/Enterprise Managed Subaccount ...................  15,109,160       7.34      110,809
EQ/Enterprise International Growth Subaccount ......   2,031,440       6.85       13,899
EQ/Enterprise High Yield Bond Subaccount ...........   3,895,307      10.32       40,192
EQ/Enterprise Growth Subaccount ....................  19,728,594       7.69      151,599
EQ/Enterprise Growth and Income Subaccount .........  11,273,375       7.67       86,452
EQ/Enterprise Small Company Growth Subaccount ......   3,994,202      11.93       47,654
EQ/Enterprise Equity Income Subaccount .............   3,454,574       8.33       28,762
EQ/Enterprise Capital Appreciation Subaccount ......   3,428,527       9.41       32,234
EQ/Enterprise Multi-Cap Growth Subaccount ..........   3,898,013      10.51       40,937
EQ/Enterprise Balanced Subaccount ..................   1,741,087       8.60       14,965
EQ/Enterprise Worldwide Growth Subaccount ..........      97,878       6.57          643
EQ/Enterprise Emerging Countries Subaccount ........      82,441       7.76          639
EQ/Enterprise Mid-Cap Growth Subaccount ............     374,686       5.18        1,939
EQ/Enterprise Total Return Subaccount (1) ..........     593,890      10.50        6,237

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ..........   3,839,904      12.19       46,810
EQ/MONY Long Term Bond Subaccount ..................   4,384,800      12.22       53,607
EQ/MONY Government Securities Subaccount ...........   6,205,249      11.89       73,758
EQ/MONY Money Market Subaccount ....................  12,084,241      11.17      135,039

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..............................   5,543,224       5.60       31,006
VIP II Contrafund Subaccount .......................   5,965,404       7.81       46,605
VIP III Growth Opportunities Subaccount ............   1,769,095       5.22        9,223

Janus Aspen Series
Aggressive Growth Subaccount .......................   5,654,695       4.62       26,107
Balanced Subaccount ................................   6,980,943       9.21       64,297
Capital Appreciation Subaccount ....................   5,496,952       6.68       36,731
Worldwide Growth Subaccount ........................   7,157,869       6.50       46,520

Lord Abbett Series Fund
Growth and Income Subaccount (3) ...................     653,185       8.18        5,345
Mid-Cap Value Subaccount (1) .......................     772,870       8.53        6,594

PIMCO Variable Insurance Trust
Global Bond Subaccount (2) .........................     410,504      11.49        4,718
Real Return Bond Subaccount (1) ....................   2,100,312      11.15       23,431

Universal Institutional Funds, Inc.
Real Estate Growth Subaccount (3) ..................     378,684       8.98        3,402



                                                         For the period ended December 31, 2002
                                                     ----------------------------------------------
                                                       Investment      Expense
MONY Custom Master Subaccounts                        Income Ratio*     Ratio**     Total Return***
---------------------------------------------------- --------------- ------------- ----------------
Alger American
Mid-Cap Growth Subaccount (2) ......................     0.00%+          1.35%+        (23.80)%

Dreyfus
Dreyfus Stock Index Subaccount .....................     1.33            1.35          (23.37)
Dreyfus Socially Responsible Growth Subaccount .....     0.20            1.35          (29.90)

EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ....................     0.00            1.35          (30.36)
EQ/Enterprise Small Company Value Subaccount .......     0.36            1.35          (10.45)
EQ/Enterprise Managed Subaccount ...................     0.88            1.35          (22.25)
EQ/Enterprise International Growth Subaccount ......     0.63            1.35          (20.44)
EQ/Enterprise High Yield Bond Subaccount ...........     8.66            1.35            0.19
EQ/Enterprise Growth Subaccount ....................     0.37            1.35          (24.24)
EQ/Enterprise Growth and Income Subaccount .........     1.09            1.35          (26.95)
EQ/Enterprise Small Company Growth Subaccount ......     0.00            1.35          (25.06)
EQ/Enterprise Equity Income Subaccount .............     1.21            1.35          (15.86)
EQ/Enterprise Capital Appreciation Subaccount ......     0.00            1.35          (17.96)
EQ/Enterprise Multi-Cap Growth Subaccount ..........     0.00            1.35          (35.52)
EQ/Enterprise Balanced Subaccount ..................     1.92            1.35          (11.98)
EQ/Enterprise Worldwide Growth Subaccount ..........     0.00            1.35          (25.68)
EQ/Enterprise Emerging Countries Subaccount ........     0.25            1.35          (17.80)
EQ/Enterprise Mid-Cap Growth Subaccount ............     0.00            1.35          (31.93)
EQ/Enterprise Total Return Subaccount (1) ..........     3.39+           1.35+           5.00

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ..........     3.64            1.35            7.88
EQ/MONY Long Term Bond Subaccount ..................     4.53            1.35           12.52
EQ/MONY Government Securities Subaccount ...........     2.80            1.35            5.22
EQ/MONY Money Market Subaccount ....................     1.49            1.35            0.09

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..............................     0.15            1.35          (31.12)
VIP II Contrafund Subaccount .......................     0.74            1.35          (10.64)
VIP III Growth Opportunities Subaccount ............     0.97            1.35          (22.90)

Janus Aspen Series
Aggressive Growth Subaccount .......................     0.00            1.35          (28.92)
Balanced Subaccount ................................     2.42            1.35           (7.72)
Capital Appreciation Subaccount ....................     0.56            1.35          (16.81)
Worldwide Growth Subaccount ........................     0.87            1.35          (26.55)

Lord Abbett Series Fund
Growth and Income Subaccount (3) ...................     1.81+           1.35+         (18.20)
Mid-Cap Value Subaccount (1) .......................     1.41+           1.35+         (14.70)

PIMCO Variable Insurance Trust
Global Bond Subaccount (2) .........................     2.62+           1.35+          14.90
Real Return Bond Subaccount (1) ....................     3.96+           1.35+          11.50

Universal Institutional Funds, Inc.
Real Estate Growth Subaccount (3) ..................     7.10+           1.35+         (10.20)

-----------------------------
* This ratio represents the amount of the dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.


** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.


+   Annualized


(1) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

(2) For the period May 7, 2002 (commencement of operations) through December 31, 2002.

(3) For the period May 2, 2002 (commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding through the period ended December 31, 2001:



                                                              At December 31, 2001
                                                      -------------------------------------
                                                                       Unit     Net Assets
MONY Custom Master Subaccounts                            Units       Values      (000s)
----------------------------------------------------- ------------ ----------- ------------
Dreyfus
Dreyfus Stock Index Subaccount ......................  10,780,679   $   8.26     $ 89,063
Dreyfus Socially Responsible Growth Subaccount ......   1,481,284       7.76       11,502

EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount .....................  10,502,861       8.53       89,610
EQ/Enterprise Small Company Value Subaccount ........   8,277,605      13.59      112,461
EQ/Enterprise Managed Subaccount ....................  18,385,691       9.44      173,510
EQ/Enterprise International Growth Subaccount .......   2,239,322       8.61       19,289
EQ/Enterprise High Yield Bond Subaccount ............   3,955,659      10.30       40,746
EQ/Enterprise Growth Subaccount .....................  22,923,974      10.15      232,788
EQ/Enterprise Growth and Income Subaccount ..........  13,764,821      10.50      144,558
EQ/Enterprise Small Company Growth Subaccount .......   4,211,857      15.92       67,049
EQ/Enterprise Equity Income Subaccount ..............   3,446,563       9.90       34,128
EQ/Enterprise Capital Appreciation Subaccount .......   3,879,926      11.47       44,497
EQ/Enterprise Multi-Cap Growth Subaccount ...........   5,113,498      16.30       83,370
EQ/Enterprise Balanced Subaccount ...................   1,909,495       9.77       18,660
EQ/Enterprise Worldwide Growth Subaccount (1) .......      44,788       8.84          396
EQ/Enterprise Emerging Countries Subaccount (2) .....      28,883       9.44          273
EQ/Enterprise Mid-Cap Growth Subaccount (3) .........     187,623       7.61        1,427

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ...........   3,105,420      11.30       35,089
EQ/MONY Long Term Bond Subaccount ...................   4,192,071      10.86       45,533
EQ/MONY Government Securities Subaccount ............   4,360,797      11.30       49,295
EQ/MONY Money Market Subaccount .....................  12,886,167      11.16      143,801

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ...............................   6,473,865       8.13       52,623
VIP II Contrafund Subaccount ........................   6,410,694       8.74       56,058
VIP III Growth Opportunities Subaccount .............   2,122,900       6.77       14,372

Janus Aspen Series
Aggressive Growth Subaccount ........................   7,138,296       6.50       46,382
Balanced Subaccount .................................   7,262,031       9.98       72,475
Capital Appreciation Subaccount .....................   6,781,107       8.03       54,479
Worldwide Growth Subaccount .........................   8,403,355       8.85       74,347



                                                          For the period ended December 31, 2001
                                                      -----------------------------------------------
                                                         Investment       Expense
MONY Custom Master Subaccounts                         Income Ratio*      Ratio**     Total Return***
----------------------------------------------------- --------------- -------------- ----------------
Dreyfus
Dreyfus Stock Index Subaccount ......................     1.12%           1.35%        (13.42)%
Dreyfus Socially Responsible Growth Subaccount ......     0.06            1.35         (23.77)

EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount .....................     0.00            1.35         (19.98)
EQ/Enterprise Small Company Value Subaccount ........     0.28            1.35           3.82
EQ/Enterprise Managed Subaccount ....................     2.23            1.35         (12.35)
EQ/Enterprise International Growth Subaccount .......     0.67            1.35         (28.90)
EQ/Enterprise High Yield Bond Subaccount ............     8.86            1.35           4.46
EQ/Enterprise Growth Subaccount .....................     0.45            1.35         (13.84)
EQ/Enterprise Growth and Income Subaccount ..........     0.88            1.35         (13.08)
EQ/Enterprise Small Company Growth Subaccount .......     0.00            1.35          (5.13)
EQ/Enterprise Equity Income Subaccount ..............     1.09            1.35         (12.00)
EQ/Enterprise Capital Appreciation Subaccount .......     0.61            1.35         (20.24)
EQ/Enterprise Multi-Cap Growth Subaccount ...........     0.00            1.35         (18.13)
EQ/Enterprise Balanced Subaccount ...................     1.60            1.35          (5.15)
EQ/Enterprise Worldwide Growth Subaccount (1) .......     0.00+           1.35+        (11.60)
EQ/Enterprise Emerging Countries Subaccount (2) .....     0.00+           1.35+        ( 5.60)
EQ/Enterprise Mid-Cap Growth Subaccount (3) .........     0.00+           1.35+        (23.90)

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ...........     4.18            1.35           7.11
EQ/MONY Long Term Bond Subaccount ...................     4.30            1.35           4.93
EQ/MONY Government Securities Subaccount ............     3.70            1.35           5.12
EQ/MONY Money Market Subaccount .....................     3.60            1.35           2.39

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ...............................     0.00            1.35         (18.86)
VIP II Contrafund Subaccount ........................     0.70            1.35         (13.64)
VIP III Growth Opportunities Subaccount .............     0.26            1.35         (15.69)

Janus Aspen Series
Aggressive Growth Subaccount ........................     0.00            1.35         (40.37)
Balanced Subaccount .................................     2.73            1.35          (5.94)
Capital Appreciation Subaccount .....................     1.22            1.35         (22.86)
Worldwide Growth Subaccount .........................     0.48            1.35         (23.58)

-----------------------------
* This ratio represents the amount of the dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.


** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.


*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.


+   Annualized


(1) For the period May 10, 2001 (commencement of operations) through December 31, 2001.


(2) For the period May 15, 2001 (commencement of operations) through December 31, 2001.


(3) For the period May 7, 2001 (commencement of operations) through December 31, 2001.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Concluded)


6. Financial Highlights (Concluded)


                                                                                                  Current
                                                                                                  Annual
                                                                                                  Charge+
                                                                                             ----------------
Mortality & Expense Charge:
Basic charges are assessed through reduction of unit values ..............................     1.20%-2.85%
Annual Contract Charge
This charge is assessed through the redemption of units ..................................        $0-$30
Transfer Charge
This charge is assessed through the redemption of units ..................................         $0
Tax Charge
The tax charge is for state and local premium taxes and is a deduction from purchase payments prior to allocation of any net purchase payment among the sub accounts
  State and local premium tax ............................................................         0%
  Federal tax ............................................................................         0%
Surrender Charge
This charge is assessed through the redemption of units and is imposed when full or partial surrender is requested during the period specified by the contract. The range
of charges of fund value depend on the number of years that have elapsed since                  Grades from
the effective date of the contract ........................................................     8.00%-0.00%
Loan interest rate spread
It is the difference between the amount of interest charged on loans and the amount of interest credited to amounts held in the loan account to secure the loan. The charge
is assessed through a redemption of units. ................................................        2.5%

-----------------------------
+   Higher charges may be permitted under the contract.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                   INDEX TO FINANCIAL STATEMENTS AND SCHEDULES


Report of Independent Registered Public Accounting Firm -
   Successor period........................................................  F-1
Report of Independent Registered Public Accounting Firm -
   Predecessor periods.....................................................  F-1
Financial Statements:
     Balance Sheets, December 31, 2004 (Successor) and
        December 31, 2003 (Predecessor)....................................  F-2
     Statements of Operations, Six Months Ended
        December 31, 2004 (Successor), Six Months Ended
        June 30, 2004 (Predecessor), and Years Ended
        December 31, 2003 and 2002 (Predecessor)...........................  F-3
     Statements of Shareholder's Equity, Years Ended
        December 31, 2004, 2003 and 2002...................................  F-4
     Statements of Cash Flows, Six Months Ended
        December 31, 2004 (Successor), Six Months Ended
        June 30, 2004 (Predecessor), and Years Ended
        December 31, 2003 and 2002 (Predecessor)...........................  F-5
     Notes to Financial Statements.........................................  F-7

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of
MONY Life Insurance Company of America:

In our opinion, the accompanying balance sheet and the related statement of operations, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (Successor Company) at December 31, 2004, and the results of its operations and its cash flows for the period from July 1, 2004 through December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 31, 2005

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
MONY Life Insurance Company of America:

In our opinion, the accompanying balance sheet and the related statements of operations, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (Predecessor Company) at December 31, 2003, and the results of its operations and its cash flows for the period from January 1, 2004 through June 30, 2004 and for each of the years in the two year period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 3 to the financial statements, in 2004 MONY Life Insurance Company of America changed its method of accounting for variable interest entities and certain nontraditional long-duration contracts and for Separate Accounts, in 2003 changed its method of accounting for embedded derivatives arising from the modified co-insurance arrangement and in 2002 changed its method of accounting for long-lived assets.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 31, 2005

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                                 BALANCE SHEETS

                                                                                     DECEMBER 31,     DECEMBER 31,
                                                                                         2004             2003
                                                                                    --------------   --------------
                                                                                     (SUCCESSOR)     (PREDECESSOR)
                                                                                            ( IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available-for-sale, at estimated fair value.................    $      1,927.2   $      1,734.0
   Mortgage loans on real estate................................................             373.2            419.6
   Policy loans.................................................................              93.0             86.1
   Real estate held for the production of income................................               1.5              2.2
   Other invested assets........................................................              57.7             16.7
                                                                                    --------------   --------------
          Total investments.....................................................           2,452.6          2,258.6
                                                                                    --------------   --------------
Cash and cash equivalents.......................................................             199.4            180.9
Accrued investment income.......................................................              27.8             29.5
Amounts due from reinsurers.....................................................              75.6             59.6
Deferred policy acquisition costs...............................................              57.3            758.1
Value of business acquired......................................................             354.8              --
Other assets....................................................................               6.6             12.2
Separate Accounts' assets.......................................................           3,732.2          3,504.0
                                                                                    --------------   --------------
TOTAL ASSETS   .................................................................    $      6,906.3   $      6,802.9
                                                                                    ==============   ==============
LIABILITIES
Policyholders' account balances.................................................    $      2,133.2   $      1,962.4
Future policy benefits..........................................................             320.4            186.6
Other policyholders' liabilities................................................              39.1             86.3
Other liabilities...............................................................              59.7            108.7
Note payable to affiliate.......................................................              36.8             39.6
Income taxes payable............................................................              45.2           149.7
Separate Accounts' liabilities..................................................           3,732.2          3,504.0
                                                                                    --------------   --------------
       Total liabilities........................................................           6,366.6          6,037.3
                                                                                    --------------   --------------

Commitments and contingencies (Notes 10, 13, 14 and 15)

SHAREHOLDER'S EQUITY
Common stock, $1.00 par value; 5.0 million shares authorized,
   2.5 million issued and outstanding...........................................               2.5              2.5
Capital in excess of par value..................................................             495.8            599.7
Retained earnings...............................................................              26.5            139.2
Accumulated other comprehensive income..........................................              14.9             24.2
                                                                                    --------------   --------------
       Total shareholder's equity...............................................             539.7            765.6
                                                                                    --------------   --------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY......................................    $      6,906.3   $      6,802.9
                                                                                    ==============   ==============

                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF OPERATIONS

                                                                    SIX MONTHS       SIX MONTHS          YEAR            YEAR
                                                                       ENDED            ENDED           ENDED           ENDED
                                                                    DECEMBER 31,       JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                                        2004            2004             2003            2002
                                                                    ------------    ------------     ------------    ------------
                                                                    (SUCCESSOR)     (PREDECESSOR)   (PREDECESSOR)   (PREDECESSOR)
                                                                                            (IN MILLIONS)

REVENUES:
Universal life and investment-type product policy fee income...... $       80.8    $       82.7    $       166.2   $       153.8
Premiums..........................................................         85.0            77.4            141.0           100.6
Net investment income.............................................         62.8            64.3            118.5           107.5
Investment (losses) gains, net....................................         (4.6)           (0.7)            11.8           (10.2)
Other income......................................................         26.7             7.4             17.2             5.7
                                                                    -----------     -----------      -----------     -----------
                                                                          250.7           231.1            454.7           357.4
                                                                    -----------     -----------      -----------     -----------
BENEFITS AND EXPENSES:
Policyholders' benefits...........................................         91.2            80.8            156.8           127.8
Interest credited to policyholders' account balances..............         50.0            54.1             91.5            75.8
Commissions.......................................................         29.6            37.5             73.0            54.8
Amortization of deferred policy acquisition costs.................          5.7            34.7             55.2            81.8
Capitalization of deferred policy acquisition costs ..............        (87.5)          (93.8)          (193.7)         (172.6)
Amortization of value of business acquired........................         16.7             --               --              --
Other operating costs and expenses................................        106.1           143.1            240.7           214.9
                                                                    -----------     -----------      -----------     -----------
                                                                          211.8           256.4            423.5           382.5
                                                                    -----------     -----------      -----------     -----------
Earnings/(loss) from continuing operations
   before income taxes............................................         38.9           (25.3)            31.2           (25.1)
Income tax (expense)/benefit......................................        (12.4)           10.5             (4.9)            8.8
                                                                    -----------     -----------      -----------     -----------
Net earnings/(loss) from continuing operations....................         26.5           (14.8)            26.3           (16.3)
Loss from real estate to be disposed of, net of taxes.............          --              --              (0.1)           (0.8)
Cumulative effect on prior periods of the adoption of
   SOP 03-1, net of taxes.........................................          --              3.8              --              --
                                                                    -----------     -----------      -----------     -----------
Net Earnings/(Loss)...............................................  $      26.5     $     (11.0)     $      26.2     $     (17.1)
                                                                    ===========     ===========      ===========     ===========


                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                       STATEMENTS OF SHAREHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                                                         ACCUMULATED
                                                                              CAPITAL                       OTHER         TOTAL
                                                                 COMMON      IN EXCESS      RETAINED    COMPREHENSIVE SHAREHOLDER'S
                                                                 STOCK         OF PAR       EARNINGS    INCOME/(LOSS)     EQUITY
                                                               -----------   -----------   -----------  ------------- -------------
                                                                                          (IN MILLIONS)
PREDECESSOR BALANCE, DECEMBER 31, 2001.....................    $       2.5   $     349.7   $     130.1    $       4.7   $     487.0
Capital contributions......................................                        150.0                                      150.0
Comprehensive income:
      Net loss.............................................                                      (17.1)                       (17.1)
      Other comprehensive income...........................                                                      20.0          20.0
                                                               -----------   -----------   ------------   -----------   -----------
            Comprehensive income...........................                                                                     2.9
                                                               -----------   -----------   ------------   -----------   -----------
PREDECESSOR BALANCE, DECEMBER 31, 2002.....................            2.5         499.7         113.0           24.7         639.9
Capital contributions......................................                        100.0                                      100.0
Comprehensive income:
      Net earnings.........................................                                       26.2                         26.2
      Other comprehensive loss.............................                                                      (0.5)         (0.5)
                                                               -----------   -----------   ------------   -----------   ------------
            Comprehensive income...........................                                                                    25.7
                                                               -----------   -----------   ------------   -----------   -----------
PREDECESSOR BALANCE, DECEMBER 31, 2003.....................            2.5         599.7         139.2           24.2         765.6
Comprehensive loss:

      Net loss.............................................                                      (11.0)                       (11.0)
      Other comprehensive loss.............................                                                     (11.4)        (11.4)
                                                               -----------   -----------   ------------   -----------   -----------
            Comprehensive loss.............................                                                                   (22.4)
                                                               -----------   -----------   ------------   -----------   -----------
PREDECESSOR BALANCE, JUNE 30, 2004.........................            2.5         599.7         128.2           12.8         743.2
Effect of push-down accounting of AXA Financial's purchase
   price on MLOA's net assets..............................            --         (153.0)       (128.2)         (12.8)       (294.0)
                                                               -----------   -----------   ------------   -----------   -----------
SUCCESSOR BALANCE, JULY 1, 2004............................            2.5         446.7           --             --          449.2
Capital contributions......................................                         49.1                                       49.1
Comprehensive income:
      Net earnings.........................................                                       26.5                         26.5
      Other comprehensive income...........................                                                      14.9          14.9
                                                               -----------   -----------   ------------   -----------   -----------
            Comprehensive income...........................                                                                    43.1
                                                               -----------   -----------   ------------   -----------   -----------
SUCCESSOR BALANCE, DECEMBER 31, 2004.......................    $       2.5   $     495.8   $       26.5   $      14.9   $     539.7
                                                               ===========   ===========   ============   ===========   ===========



                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF CASH FLOWS

                                                                      SIX MONTHS      SIX MONTHS         YEAR            YEAR
                                                                         ENDED           ENDED           ENDED           ENDED
                                                                      DECEMBER 31,      JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                                          2004            2004            2003            2002
                                                                      ------------    ------------    ------------    ------------
                                                                      (SUCCESSOR)    (PREDECESSOR)   (PREDECESSOR)   (PREDECESSOR)
                                                                                             (IN MILLIONS)
Net earnings/(loss).................................................  $    26.5       $   (11.0)      $    26.2       $   (17.1)
   Adjustments to reconcile net earnings/(loss) to net cash
    used in operating activities:
     Interest credited to policyholders' account balances...........       46.6            50.5            84.5            72.5
     Universal life and investment-type product policy fee income...      (36.4)          (37.6)          (67.6)          (66.9)
     Change in accrued investment income............................       (3.0)            4.7            (1.7)           (5.5)
     Investment losses/(gains)......................................        4.6             0.7           (17.3)           10.2
     Change in deferred policy acquisition costs and VOBA...........      (63.8)          (60.8)         (138.5)          (90.8)
     Change in future policy benefits...............................       (6.3)           (2.7)            7.0            22.8
     Change in other policyholders liabilities......................        6.4            (1.5)           (2.8)           12.0
     Provision for depreciation and amortization....................        7.9             1.5             0.7            (2.0)
     Cumulative effect of the adoption of SOP 03-1..................        --             (5.9)            --              --
     Loss on discontinued real estate operations....................        --              --              0.1             1.2
     Loss on recapture from reinsurance.............................        6.7             --              --              --
     Other, net.....................................................      (36.8)           49.1            81.7            (8.5)
                                                                      ---------       ---------       ---------       ---------
Net cash used in operating activities...............................      (47.6)          (13.0)          (27.7)          (72.1)
                                                                      ---------       ---------       ---------       ---------
Cash flows from investing activities:
   Sales, maturities or repayments of:
      Fixed maturity securities.....................................      188.7           431.5           358.7           258.3
      Mortgage loans on real estate.................................       93.8            43.0            80.1            48.6
      Other invested assets.........................................        4.3             0.1             0.3             2.6
   Acquisitions of investments:
      Fixed maturity securities.....................................     (473.1)         (272.4)         (548.5)         (505.6)
      Mortgage loans on real estate.................................      (18.7)          (66.1)         (139.1)         (276.2)
      Other invested assets.........................................       (0.4)           (0.2)           (0.6)           (1.3)
      Policy loans, net.............................................       (3.9)           (3.0)           (6.3)           (8.2)
                                                                      ---------       ---------       ---------       ---------
Net cash (used in)/provided by investing activities.................     (209.3)          132.9          (255.4)         (481.8)
                                                                      ---------       ---------       ---------       ---------

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF CASH FLOWS
                                   (CONTINUED)

                                                                       SIX MONTHS     SIX MONTHS         YEAR            YEAR
                                                                           ENDED         ENDED           ENDED           ENDED
                                                                       DECEMBER 31,     JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                                           2004          2004            2003            2002
                                                                       -----------   -------------   -------------   -------------
                                                                       (SUCCESSOR)   (PREDECESSOR)   (PREDECESSOR)   (PREDECESSOR)
                                                                                             (IN MILLIONS)
Cash flows from financing activities:
   Policyholders' account balances:
      Deposits.......................................................        241.2           433.7           872.2           876.8
      Withdrawals and transfers to Separate Accounts.................       (193.5)         (333.5)         (538.8)         (539.9)
   Proceeds of demand note payable to affiliate......................          --              --              --            121.0
   Repayment of demand note payable to affiliate.....................          --              --              --           (121.0)
   Repayment of note to affiliate....................................         (1.4)           (1.4)           (2.6)           (2.4)
   Proceeds received from recapture of reinsurance with USFL.........         10.4             --              --              --
   Capital contribution..............................................          --              --            100.0           150.0
                                                                       -----------   -------------   -------------   -------------
Net cash provided by financing activities............................         56.7            98.8           430.8           484.5
                                                                       -----------   -------------   -------------   -------------
Net (decrease)/increase in cash and cash equivalents.................       (200.2)          218.7           147.7           (69.4)
Cash and cash equivalents, beginning of period.......................        399.6           180.9            33.2           102.6
                                                                       -----------   -------------   -------------   -------------
Cash and Cash Equivalents, End of Period.............................  $     199.4   $       399.6   $       180.9   $        33.2
                                                                       ===========   =============   =============   =============
Supplemental cash flow information:

  Interest Paid......................................................  $       1.3   $         1.3   $         2.8   $         3.0
                                                                       ===========   =============   =============   =============
  Income Taxes Refunded..............................................  $     (48.2)  $         --    $       (27.4)  $       (36.9)
                                                                       ===========   =============   =============   =============
Schedule of non-cash financing activities:
  Capital contribution of Alliance units from MONY Life..............  $      49.1   $         --    $         --    $         --
                                                                       ===========   =============   =============   =============
  Transfer of bonds from USFL due to recapture of
   reinsurance with USFL (Note 11)...................................  $      84.6   $         --    $         --    $         --
                                                                       ===========   =============   =============   =============

                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                          NOTES TO FINANCIAL STATEMENTS


1.    ORGANIZATION

      MONY Life Insurance Company of America ("MLOA"), an Arizona stock life insurance company whose primary business is to provide life insurance and annuity products to both individuals and businesses, is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"). MONY Life is a wholly-owned subsidiary of MONY Holdings, LLC ("MONY Holdings"), which is a downstream holding company of AXA Financial, Inc. ("the Holding Company", which together with its consolidated subsidiaries is referred to herein as "AXA Financial").

2.    MERGER OF MONY WITH AXA FINANCIAL

      On July 8, 2004, the acquisition of The MONY Group Inc. ("MONY") by the Holding Company was completed and, under the terms of the related merger agreement, the Holding Company paid or made provisions to pay MONY shareholders approximately $1.5 billion in cash, representing $31.00 for each share of MONY's common stock. MONY shareholders also received a dividend from MONY totaling $0.34755 per share.

      The acquisition was accounted for using the purchase method under Statement of Financial Accounting Standards (SFAS) No. 141, "Business Combinations", and SFAS No. 142, "Goodwill and Other Intangible Assets". In connection with the acquisition, MLOA adjusted the cost basis of its assets and liabilities to fair value on the acquisition date (the "Purchase Adjustments"). AXA Financial is in the process of completing the valuations of a portion of the assets acquired and liabilities assumed; thus, the allocation of the purchase price is subject to refinement. Revisions to the assessments of fair values for Value of Business Acquired ("VOBA"), policyholders reserves, deferred taxes and other assets and liabilities were made in the fourth quarter of 2004. The refinements to the fair values resulted in adjustments, recorded in the fourth quarter of 2004, consisting of changes from initially determined values as of July 1, 2004, as follows:

                                                          ADJUSTMENTS TO FAIR
                                                                 VALUE
                                                            AT JULY 1, 2004
                                                          INCREASE/(DECREASE)
                                                          ---------------------
                                                              (IN MILLIONS)

      ASSETS
      Fixed maturities...................................     $    (1.1)
      Amounts due from reinsurers........................           0.2
      VOBA...............................................         (18.6)
      Other assets.......................................           2.3
                                                              ------------
      TOTAL ASSETS.......................................     $   (17.2)
                                                              ------------

      LIABILITIES
      Future policy benefits and other policyholders'
      liabilities........................................     $    43.1
      Other liabilities..................................          (8.7)
      Income taxes payable...............................         (18.0)
                                                              ------------
      TOTAL LIABILITIES..................................          16.4
                                                              ------------
      DECREASE IN NET ASSETS.............................     $   (33.6)
                                                              ============

      References in these financial statements to "Predecessor" refer to MLOA prior to July 1, 2004. References to "Successor" refer to MLOA on and after July 1, 2004, after giving effect to the implementation of the Purchase Adjustments. For accounting purposes (due to convenience and immateriality of the results of MONY and its subsidiaries from July 1 through July 8), the Holding Company has consolidated MONY and its subsidiaries and reflected its results from July 1, 2004 in its consolidated Statements of Earnings and consolidated Cash Flows. MLOA's activity for the period from July 1, 2004 through July 8, 2004 is therefore included in the Successor's statement of earnings and excluded from the Predecessor's statement of operations. The Predecessor's statement of operations is presented using MLOA's historical basis of accounting.

      The determination of the Purchase Adjustments relating to investments reflects management's reliance on independent price quotes where available. Other Purchase Adjustments required significant management estimates and assumptions.

      The Purchase Adjustments related to VOBA and liabilities, including policyholder reserves, required management to exercise judgment to assess the value of these items. MLOA's Purchase Adjustments resulted in a revalued balance sheet, which may result in future earnings trends which differ significantly from historical trends. MLOA does not anticipate any material impact on its liquidity, or its ability to pay policyholders claims, arising out of the purchase accounting process related to the merger.

3)    SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION

      The preparation of the accompanying financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management to present fairly the financial position of MLOA and its results of operations and cash flows for the periods presented.

      The terms "six months ended December 31, 2004" and "six months ended June 30, 2004" refer to the 2004 Successor and Predecessor periods, respectively. The terms "full year 2003" and "full year 2002" refer to the years ended December 31, 2003 and 2002, respectively.

      Prior to the acquisition of MONY by the Holding Company, MLOA recorded adjustments related to prior quarters' calculations of reinsurance reserve credits and interest credited on certain life insurance and annuity products. The effect of these adjustments was to increase the Predecessor's net loss for the six months ended June 30, 2004 by $6.0 million.

      Certain reclassifications have been made in the prior period amounts to conform to the current presentation.

      ACCOUNTING CHANGES

      Effective January 1, 2004, MLOA adopted SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in MLOA's accounting policies relating to (a) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts issued by MLOA, and (b) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

      The adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both MLOA's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

      The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in the six months ended June 30, 2004 (Predecessor) net loss of $3.8 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

      NEW ACCOUNTING PRONOUNCEMENTS

      On December 16, 2004, the FASB issued SFAS Statement No. 123(R), "Share-Based Payment". SFAS Statement No. 123(R) eliminates the alternative to apply the intrinsic value method of accounting for employee stock-based compensation awards that was provided in FASB Statement No. 123, "Accounting for Stock-Based Compensation" ("SFAS No. 123") as originally issued. SFAS No. 123(R) requires the cost of all share-based payments to employees, including stock options, stock appreciation rights, and most tax-qualified employee stock purchase plans, to be recognized in the financial statements based on the fair value of those awards. Under SFAS No. 123(R) the cost of equity-settled awards generally is based on fair value at date of grant, adjusted for subsequent modifications of terms or conditions, while cash-settled awards require remeasurement of fair value at the end of each reporting period. SFAS No. 123(R) does not prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead requires consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded. SFAS No. 123(R) is effective as of the first interim or annual reporting period beginning after June 15, 2005 and generally requires adoption using a modified version of prospective application. Under "modified prospective" application, SFAS No. 123(R) applies to new awards granted and to awards modified, repurchased, or cancelled after the required effective date. Additionally, compensation cost for unvested awards outstanding as of the required effective date must be recognized prospectively over the remaining requisite service/vesting period based on the fair values of those awards as already calculated under SFAS No. 123. Entities may further elect to apply SFAS No. 123(R) on a "modified retrospective" basis to give effect to the fair value based method of accounting for awards granted, modified, or settled in cash in earlier periods. The cumulative effect of initial application, if any, is recognized as of the required effective date.

      As more fully described in Note 10, MLOA is charged for services including personnel services and employee benefits provided by MONY Life employees, and, effective with the acquisition of MONY, AXA Equitable employees, on MLOA's behalf. MONY Life and AXA Financial elected under SFAS No. 123 to continue to account for stock-based compensation using the intrinsic value method and instead to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Consequently, adoption of SFAS No. 123(R) would be expected to result in recognition of compensation expense for certain types of AXA Financial's equity-settled awards, such as options to purchase AXA ADRs, for which no cost previously would have been charged to net earnings under the intrinsic value method. Similarly, certain types of AXA Financial's cash-settled awards, such as stock appreciation rights, may be expected to result either in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to the intrinsic value method. Management of AXA Financial currently is assessing the impact of adoption of SFAS No. 123(R), including measurement and reporting of related income tax effects, selection of an appropriate valuation model and determination of assumptions, as well as consideration of plan design issues.

      INVESTMENTS

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Real estate investments meeting the following criteria are classified as real estate held-for-sale:
          o Management having the authority to approve the action commits the organization to a plan to sell the property.
          o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
          o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
          o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
          o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

          o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

      Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships and joint venture interests in which MLOA has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which MLOA does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

      Equity securities include common stock classified as available for sale securities, and are carried at estimated fair value which equity securities are included in other invested assets.

      Units held in Alliance Capital Management L.P. ("Alliance") are carried on the equity method and reported in other invested assets.

      Short-term investments are stated at amortized cost that approximates fair value and are included with other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned including United States government and agency securities and mortgage-backed securities are recorded in the financial statements on a trade date basis.

      NET INVESTMENT INCOME, INVESTMENT GAINS (LOSSES), NET AND UNREALIZED INVESTMENT GAINS (LOSSES)

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by MLOA are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to deferred policy acquisition costs ("DAC") and VOBA related to universal life and investment-type products.

      RECOGNITION OF INSURANCE INCOME AND RELATED EXPENSES

      Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      DAC AND VOBA

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      VOBA, which is established in accordance with business combination purchase accounting guidance, is based on the present value of future profits embedded in the acquired contracts. VOBA is determined by estimating the net present value of future cash flows expected to result from contracts in force at the date of the transaction. Future positive cash flows include investment spreads, and fees and other charges assessed to the contracts for as long as they remain in force, while future negative cash flows include costs to administer the contracts and taxes. Contract balances, from which the cash flows arise, are projected using assumptions for add-on deposits, participant withdrawals, contract surrenders, and investment returns. VOBA is further explicitly adjusted to reflect the cost associated with the capital invested in the business. VOBA will be amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract involved using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

      For universal life products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in shareholder's equity as of the balance sheet date.

      A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.90% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.65% net of product weighted average Separate Account fees) and 0% (-2.35% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 9% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2004, current projections of future average gross market returns assume a 2.3% return for 2005 which is within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 1.5 years.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For non-participating traditional life policies, DAC and VOBA are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      POLICYHOLDERS' ACCOUNT BALANCES AND FUTURE POLICY BENEFITS

      Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      MLOA issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMBD") feature. MLOA also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 6.0% for life insurance liabilities and from 3.0% to 6.75% for annuity liabilities.

      SEPARATE ACCOUNTS

      Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts' assets are subject to General Account claims only to the extent Separate Accounts' assets exceed Separate Accounts' liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by MLOA.

      The investment results of Separate Accounts on which MLOA does not bear the investment risk are reflected directly in Separate Accounts' liabilities and are not reported in revenues in the statements of operations. For the year ended December 31, 2004, 2003 and 2002, investment results of such Separate Accounts were gains (losses) of $371.2 million, $628.1 million and $(583.4) million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts' liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

      OTHER ACCOUNTING POLICIES

      MLOA will file a consolidated federal income tax return with its parent, MONY Life, and with MONY Life's other life and non-life subsidiaries for the predecessor period. Beginning in the successor period, MLOA will file a consolidated federal income tax return with its parent, MONY Life, and with MONY Life's other life subsidiaries. Under the life insurance provisions of the Internal Revenue Code, life insurance companies cannot file a consolidated federal income tax return with their ultimate parent for a period of five years from the date of acquisition. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. The allocation of federal income taxes will be based upon separate return calculations with current credit for losses and other federal income tax credits provided to the life insurance members of the affiliated group. Intercompany balances are settled annually in the fourth quarter of the year in which the return is filed.

      Although MLOA has no employees, under service agreements with affiliates, MLOA is charged for services, including personnel services and employee benefits, provided on its behalf. These affiliates account for stock option and other stock-based compensation in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 10 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

4)    INVESTMENTS

      The following table provides additional information relating to fixed maturities.

                                                                     GROSS              GROSS
                                                 AMORTIZED         UNREALIZED         UNREALIZED          ESTIMATED
                                                   COST              GAINS              LOSSES            FAIR VALUE
                                              ----------------  -----------------  -----------------   ---------------
                                                                           (IN MILLIONS)
        DECEMBER 31, 2004
        Fixed Maturities:
          Available for Sale:
            Corporate.....................     $     1,716.1     $       34.9       $        2.9       $    1,748.1
            Mortgage-backed...............              36.2              1.0                --                37.2
            U.S. Treasury, government
              and agency securities.......              68.3              1.6                --                69.9
            Foreign governments...........              10.3              0.1                0.1               10.3
            Redeemable preferred stock....              60.2              1.7                0.2               61.7
                                              ----------------- ------------------ -----------------  ----------------
              Total Available for Sale....     $     1,891.1     $       39.3       $        3.2       $    1,927.2
                                              ================= ================== =================  ================

        December 31, 2003
        Fixed Maturities:
          Available for Sale:
            Corporate.....................     $     1,321.2     $       79.2       $        2.8       $    1,397.6
            Mortgage-backed...............              51.0              --                 0.8               50.2
            U.S. Treasury, government
              and agency securities.......             248.4              8.0                1.4              255.0
            Foreign governments...........              13.5              0.6                --                14.1
            Redeemable preferred stock....              15.0              2.1                --                17.1
                                              ----------------- ------------------ -----------------  ----------------
              Total Available for Sale....     $     1,649.1     $       89.9       $        5.0       $    1,734.0
                                              ================= ================== =================  ================


        For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, MLOA determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity.

        Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2004 and 2003, securities without a readily ascertainable market value having an amortized cost of $497.4 million and $572.2 million, respectively, had estimated fair values of $505.1 million and $610.0 million, respectively.

        The contractual maturity of bonds at December 31, 2004 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less..............................................    $       51.7       $       51.5
        Due in years two through five........................................           531.5              534.8
        Due in years six through ten.........................................           921.1              945.3
        Due after ten years..................................................           290.4              296.7
        Mortgage-backed securities...........................................            36.2               37.2
                                                                                ----------------   -----------------
        Total................................................................    $    1,830.9       $    1,865.5
                                                                                ================   =================


        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process culminates with a quarterly review of certain assets by AXA Financial's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. The review considers an analysis of individual credit metrics of each issuer as well as industry fundamentals and the outlook for the future. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (59 fixed maturities) that have been in a continuous unrealized loss position for less than a twelve month period as of December 31, 2004:

                                                    LESS THAN 12 MONTHS
                                               ------------------------------
                                                                   GROSS
                                                  ESTIMATED      UNREALIZED
                                                  FAIR VALUE       LOSSES
                                               ---------------  -------------
         Fixed Maturities:
           Corporate.......................    $       311.3    $      2.9
           Mortgage-backed.................              --            --
           U.S. Treasury,
             government and
             agency securities.............             17.5           --
           Foreign governments.............              6.1           0.1
           Redeemable
             preferred stock...............             44.1           0.2
                                               -------------    -------------
         Total Temporarily
           Impaired Securities ............    $       379.0    $      3.2
                                               =============    =============

      There were no securities in a continuous unrealized loss position for more than a twelve month period at December 31, 2004.

      MLOA's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At

      December 31, 2004, approximately $133.6 million, or 7.3%, of the $1,830.9 million aggregate amortized cost of bonds held by MLOA was considered to be other than investment grade.

      At December 31, 2004, there were no fixed maturities which were non-income producing for the twelve months preceding that date.

      MLOA holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2004 and 2003 were $4.5 million and $11.1 million, respectively.

      At December 31, 2004, MLOA held 1.2 million units in Alliance, an affiliate, with a carrying value of $49.1 million.

      The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $0.8 million and $0.0 million at December 31, 2004 and 2003, respectively. There was no gross interest income on these loans included in net investment income for the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002. There was no gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans for the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002.

      Interest income recognized on impaired mortgage loans totaled $0.1 million, $0.0 million, $0.2 million and $0.3 million for the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2004 and 2003, there are no mortgage loans on real estate that had been classified as nonaccrual loans.

      MLOA's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2004 and 2003, there was no equity real estate held-for-sale.

      Accumulated depreciation on real estate was $0.0 million and $1.9 million at December 31, 2004 and 2003, respectively. Depreciation expense on real estate totaled $0.0 million, $0.1 million, $0.2 million and $0.0 million for the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002, respectively.

      Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                        SIX MONTHS       SIX MONTHS         Year           Year
                                                          ENDED            ENDED           Ended           Ended
                                                       DECEMBER 31,       JUNE 30,      December 31,    December 31,
                                                           2004            2004            2003            2002
                                                       ------------     -----------     ------------    ------------
                                                       (SUCCESSOR)     (PREDECESSOR)    (PREDECESSOR)   (PREDECESSOR)
                                                                              (IN MILLIONS)
 Balances, beginning of period.....................      $    1.7       $       4.4     $       3.7     $       1.4
 Additions charged to income.......................           --                0.3             0.7             2.3
 Deductions for writedowns and asset dispositions..           --               (3.0)            --              --
 Effect of push-down accounting of AXA Financial's
   purchase price of MLOA's net assets.............          1.7               --              --              --
                                                         --------       -----------     -----------     -----------
 Balances, End of Period...........................      $    --        $       --      $       4.4     $       3.7
                                                         ========       ===========     ===========     ===========
 Balances, end of period comprise:
 Mortgage loans on real estate.....................      $    --        $       --      $       4.4     $       3.7
                                                         ========       ===========     ===========     ===========

5)    VALUE OF BUSINESS ACQUIRED

      The following presents MLOA's VOBA asset as of December 31, 2004, related to the Holding Company's acquisition of MONY:

                                                                              LESS:              LESS:
                                                        GROSS CARRYING     ACCUMULATED        IMPACT OF
                                                            AMOUNT       AMORTIZATION(1)      RECAPTURE(2)        NET
                                                        --------------   ---------------      ------------    -----------
                                                                                    (IN MILLIONS)
   VOBA..............................................    $     416.5     $     (29.6)        $     (32.1)    $     354.8
                                                         ===========     ===========         ===========     ===========

      For the six months ended December 31, 2004, total amortization expense related to VOBA was $16.7 million. VOBA amortization is estimated to range between $36.0 million and $46.0 million annually over the next five years.

      -------------
      (1)   Includes reactivity to unrealized investment gains and losses.
      (2) The impact of recapture shown above relates to the December 31, 2004 recapture by USFL of level premium term insurance contracts previously ceded to MLOA under the modified coinsurance agreement between MLOA and USFL, as described further in Note 11.

6)    NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

      The sources of net investment income follow:

                                                          SIX MONTHS       SIX MONTHS         Year            Year
                                                             ENDED           ENDED           Ended            Ended
                                                          DECEMBER 31,      JUNE 30,      December 31,     December 31,
                                                             2004             2004            2003            2002
                                                         ------------     ------------    ------------    ------------
                                                         (SUCCESSOR)      (PREDECESSOR)   (PREDECESSOR)   (PREDECESSOR)
                                                                                 (IN MILLIONS)
Fixed maturities.......................................  $      45.8      $      51.8     $      94.1     $      87.3
Mortgage loans on real estate..........................         16.0             16.0            29.6            14.8
Policy loans...........................................          3.0              2.9             5.5             6.3
Other investment income................................          2.1             (0.9)            0.9             3.0
                                                         -----------      -----------     -----------     -----------
 Gross investment income...............................         66.9             69.8           130.1           111.4
Investment expenses....................................         (4.1)            (5.5)          (11.6)           (3.9)
                                                         -----------      -----------     -----------     -----------
Net Investment Income..................................  $      62.8      $      64.3     $     118.5     $     107.5
                                                         ===========      ===========     ===========     ===========

      Investment Gains (Losses), including changes in the valuation allowances, follow:

                                                          SIX MONTHS       SIX MONTHS         Year            Year
                                                             ENDED           ENDED           Ended            Ended
                                                          DECEMBER 31,      JUNE 30,      December 31,     December 31,
                                                             2004             2004            2003            2002
                                                         -----------      ------------    ------------    ------------
                                                         (SUCCESSOR)     (PREDECESSOR)   (PREDECESSOR)    (PREDECESSOR)
                                                                                 (IN MILLIONS)
Fixed maturities...................................      $    (4.6)       $      (3.4)    $       8.1     $      (7.4)
Mortgage loans on real estate......................              -                2.7             3.5            (2.2)
Other..............................................              -                -               0.2            (0.6)
                                                         ---------        -----------     -----------     -----------
Investment Gains (Losses), Net.....................      $    (4.6)       $      (0.7)    $      11.8     $     (10.2)
                                                         =========        ===========     ===========     ===========

      Writedowns of fixed maturities amounted to $5.1 million, $0.9 million, $8.6 million and $12.5 million for the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002, respectively. There were no writedowns of mortgage loans on real estate and equity real estate for the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002.

      For the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $48.9 million, $363.1 million, $145.3 million and $82.8 million. Gross gains of $2.1 million, $6.9 million, $10.7 million and $4.8 million and gross losses of $1.3 million, $10.0 million, $0.0 million and $1.0 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002 amounted to $36.1 million, $(41.0) million, $(3.2) million and $69.2 million, respectively.

      The net unrealized investment gains (losses) included in the balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, on a line by line basis, follow:

                                                         SIX MONTHS      SIX MONTHS          Year             Year
                                                            ENDED           ENDED            Ended           Ended
                                                         DECEMBER 31,      JUNE 30,       December 31,    December 31,
                                                            2004            2004             2003             2002
                                                         -----------     -----------      -----------     -----------
                                                         (SUCCESSOR)    (PREDECESSOR)    (PREDECESSOR)   (PREDECESSOR)
                                                                                  (IN MILLIONS)
Balance, beginning of period...........................  $      12.8    $       24.2     $       24.7     $       4.7
Changes in unrealized investment gains (losses)........         36.1           (41.5)            (2.9)           68.9
Changes in unrealized investment gains (losses)
attributable to:.......................................
   DAC and VOBA........................................        (13.2)           23.9              2.2           (38.1)
   Deferred income taxes...............................         (8.0)            6.2              0.2           (10.8)
Effect of push-down accounting of AXA Financial's
   purchase price on MLOA's net assets.................        (12.8)           --               --              --
                                                         -----------     -----------      -----------     -----------
Balance, end of period.................................  $      14.9     $      12.8      $      24.2     $      24.7
                                                         ===========     ===========      ===========     ===========

Balance, end of period comprises:
   Unrealized investment gains on:
      Fixed maturities.................................  $      36.1     $      43.5      $      84.9     $      87.9
   Amounts of unrealized investment gains (losses)
      attributable:....................................
      DAC and VOBA to..................................        (13.2)          (23.9)           (47.8)          (50.0)
      Deferred income taxes............................         (8.0)           (6.8)           (12.9)          (13.2)
                                                         -----------     -----------      -----------     -----------
Balance, end of period.................................  $      14.9     $      12.8      $      24.2     $      24.7
                                                         ===========     ===========      ===========     ===========

      Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

7)    OTHER COMPREHENSIVE INCOME (LOSS)

      The components of other comprehensive income (loss) for the past three years follow:

                                                                SIX MONTHS      SIX MONTHS          Year           Year
                                                                   ENDED           ENDED           Ended          Ended
                                                               DECEMBER 31,       JUNE 30,      December 31,     December 31,
                                                                   2004            2004             2003             2002
                                                               -----------     -----------      -----------     -----------
                                                              (SUCCESSOR)     (PREDECESSOR)    (PREDECESSOR)   (PREDECESSOR)
                                                                                      (IN MILLIONS)
Net unrealized gains (losses) on investments:
   Net unrealized gains (losses) arising during the period...  $      36.3     $     (41.7)     $      (6.4)    $      72.1
   (Gains) losses reclassified into net earnings during
   the period................................................         (0.2)            0.2              3.5            (3.2)
                                                               -----------     -----------      -----------     -----------
Net unrealized gains (losses) on investments.................         36.1           (41.5)            (2.9)           68.9
Adjustments for DAC and VOBA and deferred income taxes.......        (21.2)           30.1              2.4           (48.9)
                                                               -----------     -----------      -----------     -----------
Total Other Comprehensive Income (Loss)......................  $      14.9     $     (11.4)     $      (0.5)    $      20.0
                                                               ===========     ===========      ===========     ===========


8)    GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

      Variable Annuity Contracts - GMDB and GMIB
      ------------------------------------------

      MLOA issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

            a) Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

            b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals); or

            c) Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities in 2004:

                                                                GMDB                GMIB              TOTAL
                                                           ----------------   -----------------  -----------------
                                                                               (IN MILLIONS)
      Balance at December 31, 2003.......................   $        3.5       $        -         $         3.5
        Impact of adoption of SOP 03-1...................           (2.8)               0.1                (2.7)
        Paid guarantee benefits..........................           (3.0)               -                  (3.0)
        Other changes in reserve.........................            3.3                -                   3.3
                                                           ----------------   -----------------  -----------------
      Balance at December 31, 2004.......................   $        1.0       $        0.1       $         1.1
                                                           ================   =================  =================

      Related GMDB reinsurance ceded amounts were:

                                                                  GMDB
                                                           --------------------
                                                              (IN MILLIONS)
      Balance at December 31, 2003.......................   $        -
        Impact of adoption of SOP 03-1...................            0.3
        Paid guarantee benefits ceded....................           (2.9)
        Other changes in reserve.........................            3.5
                                                           --------------------
      Balance at December 31, 2004.......................   $        0.9
                                                           ====================

      The December 31, 2004 values for those variable contracts with GMDB and GMIB features are presented in the following table. Since variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                RETURN
                                                  OF
                                                PREMIUM       RATCHET         ROLL-UP         COMBO           TOTAL
                                               ---------     ----------     ----------      ----------      ----------
                                                                       (DOLLARS IN MILLIONS)
      GMDB:
        Account value (1)..................    $   1,168     $   2,039            N.A.      $    205        $   3,412
        Net amount at risk, gross..........    $      16     $     248            N.A.      $     12        $     276
        Net amount at risk, net of
          amounts reinsured................    $      16     $     231            N.A.      $      0        $     247
        Average attained age of
          contractholders..................         60.7          60.3            N.A.          59.6             60.4
        Percentage of contractholders
          over age 70......................         17.3%         14.2%           N.A.          11.3%            15.4%
        Guaranteed minimum return rates....         N.A.          N.A.            N.A.           5.0%             5.0%

      GMIB:
        Account value (2)..................         N.A.          N.A.       $     205          N.A.        $     205
        Net amount at risk, gross..........         N.A.          N.A.       $       0          N.A.        $       0
        Net amount at risk, net of
          amounts reinsured................         N.A.          N.A.       $       0          N.A.        $       0
        Weighted average years
          remaining until earliest
          annuitization............... ....         N.A.          N.A.             7.3          N.A.              7.3
         Guaranteed minimum return
           rates...........................         N.A.          N.A.             5.0%         N.A.              5.0%

      ----------------------
      (1) Included General Account balances of $215 million, $327 million and $35 million, respectively, for a total of $577 million.
      (2)   Included General Account balances of $35 million.

      For contracts with the GMDB feature, the net amount at risk in the event of death as of December 31, 2004 is the amount by which the GMDB benefits exceeds related account values.

      For contracts with the GMIB feature, the net amount at risk in the event of annuitization as of December 31, 2004 is defined as the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

    The following table presents the aggregate fair value of assets, by major investment fund option, held by Separate Accounts that are subject to GMDB and GMIB benefits and guarantees. Since variable contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

             INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                          DECEMBER 31,       December 31,
                                              2004               2003
                                        ----------------  ------------------
                                          (SUCCESSOR)       (PREDECESSOR)
                                                   (IN MILLIONS)
    GMDB:
       Equity........................    $    2,209        $    2,003
       Fixed income..................           452               413
       Balanced......................            67                67
       Other.........................           108               155
                                        ----------------  ------------------
       Total.........................    $    2,836        $    2,638
                                        ================  ==================

    GMIB:
       Equity........................    $      126        $       72
       Fixed income..................            37                26
       Balanced......................             3                 2
       Other.........................             4                 5
                                        ----------------  ------------------
       Total.........................    $      170        $      105
                                        ================  ==================

    VARIABLE AND INTEREST-SENSITIVE LIFE INSURANCE POLICIES - NO LAPSE GUARANTEE
    ----------------------------------------------------------------------------

    The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At December 31, 2004 MLOA had liabilities of $0.5 million for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders liabilities.

9)  INCOME TAXES

    A summary of the income tax expense in the statements of operations follows:

                                     SIX MONTHS      SIX MONTHS          Year            Year
                                       ENDED            ENDED           Ended           Ended
                                    DECEMBER 31,       JUNE 30,      December 31,    December 31,
                                        2004            2004             2003            2002
                                    -----------     -----------      -----------     -----------
                                   (SUCCESSOR)     (PREDECESSOR)    (PREDECESSOR)   (PREDECESSOR)
                                                            (IN MILLIONS)
Income tax expense (benefit):
    Current (benefit) expense.....  $       0.0     $     (29.3)     $     (30.1)    $     (56.0)
    Deferred expense..............         12.4            18.8             35.0            47.2
                                    -----------     -----------      -----------     -----------
Total.............................  $      12.4     $     (10.5)     $       4.9     $      (8.8)
                                    ===========     ===========      ===========     ===========

        The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                         SIX MONTHS      SIX MONTHS          Year            Year
                                                           ENDED            ENDED           Ended           Ended
                                                        DECEMBER 31,       JUNE 30,      December 31,    December 31,
                                                            2004            2004             2003            2002
                                                        -----------     -----------      -----------     -----------
                                                       (SUCCESSOR)     (PREDECESSOR)    (PREDECESSOR)   (PREDECESSOR)
                                                                                (IN MILLIONS)
Tax at statutory rate.................................  $      13.6     $      (8.9)     $      10.9     $      (8.7)
Dividends received deduction..........................         (1.2)           (1.6)            (3.2)           (1.0)
Tax settlements/accrual adjustments...................          -               -               (2.8)            -
Other.................................................          -               -                -               0.9
                                                        -----------     -----------      -----------     -----------
Federal income tax expense (benefit)..................  $      12.4     $     (10.5)     $       4.9     $      (8.8)
                                                        ===========     ===========      ===========     ===========

        The components of the net deferred Federal income taxes are as follows:

                                               DECEMBER 31, 2004                    December 31, 2003
                                        ---------------------------------  ---------------------------------
                                                  (SUCCESSOR)                        (Predecessor)
                                        ---------------------------------  ---------------------------------
                                            ASSETS         LIABILITIES         Assets         Liabilities
                                        ---------------  ----------------  ---------------   ---------------
                                                                   (IN MILLIONS)
Compensation and related benefits......  $       -        $        -        $        0.1      $       -
Reserves and reinsurance...............        227.3               -                65.9              -
DAC....................................         25.6               -                 -              222.6
VOBA...................................          -               124.7               -                -
Investments............................          -               182.1               -               25.3
Tax loss carryforwards.................          9.6               -                 -                -
Goodwill and intangibles...............          -                10.6               -                -
Other..................................          0.2               -                 4.5              -
                                        ---------------  ----------------  ---------------   ---------------
Total..................................  $     262.7      $      317.4      $       70.5      $     247.9
                                        ===============  ================  ===============   ===============

      At December 31, 2004, the Company has a federal tax loss carryforwards in the amount of $27.5 million for book income tax purposes. The loss carryforwards will expire beginning in the year 2020.

      In 2003, the Internal Revenue Service ("IRS") commenced an examination of the Company's federal income tax returns for the years 1998 through 2001. The tax years 1994 through 1997 are currently under review by the Appeals Office of the IRS. Management believes the examination of the Company's returns will have no material adverse effect on the Company's results of operations or financial position.

10)   STOCK OPTIONS

      Although MLOA has no employees, under service agreements with affiliates, MLOA is charged for services, including personnel services and employee benefits, provided on its behalf. In the predecessor periods, MONY Life elected to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. On July, 8, 2004, all outstanding stock options were paid out or cancelled upon the completion of the acquisition of MONY by the Holding Company. Based on the definition of an "employee" prescribed in the Internal Revenue Code, MONY Life's career financial professionals did not qualify as employees. The following table reflects the effect on net (loss) earnings of MLOA as if the accounting prescribed by SFAS 123 had been applied by MONY Life to the options granted to employees and outstanding as at June 30, 2004, and December 31, 2003 and 2002:

                                                               SIX MONTHS           Year            Year
                                                                  ENDED            Ended           Ended
                                                                 JUNE 30,       December 31,    December 31,
                                                                  2004              2003            2002
                                                               -----------      -----------     -----------
                                                              (PREDECESSOR)    (PREDECESSOR)    (PREDECESSOR)
                                                                               (IN MILLIONS)
Net (Loss) Earnings as reported...........................     $     (11.0)     $      26.2     $     (17.1)
Less: total stock-based employee compensation expense
determined under fair value method for all awards, net
of income tax.............................................            (1.9)            (2.8)           (2.6)
                                                               -----------      -----------     -----------
Pro Forma Net (Loss) Earnings.............................     $     (12.9)     $      23.4     $     (19.7)
                                                               ===========      ===========     ===========

11)   RELATED PARTY TRANSACTIONS

      MLOA has service agreements with affiliates whereby personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreements are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by MLOA. As a result of such allocations, MLOA incurred expenses of $24.9 million, $46.2 million, $73.8 million and $61.8 million for the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002, respectively. At December 31, 2004 MLOA had a receivable from affiliates in connection with these service agreements of $2.3 million. At December 31, 2003 MLOA had a payable to MONY Life in connection with this service agreement of $13.6 million.

      In addition to the agreements discussed above, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements was $2.5 million, $3.0 million, $6.0 million, and $2.6 million for the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002, respectively. In addition, MLOA had an intercompany payable of $0.2 million and $1.7 million at December 31, 2004 and December 31, 2003, respectively, related to these agreements.

      MLOA entered into a modified coinsurance ("MODCO") agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby MLOA agreed to reinsure 90% of all level term life insurance policies written by USFL after January 1, 1999. Effective January 1, 2000, this agreement was amended to reinsure 90% of all term life and universal life insurance policies written by USFL after January 1, 2000. A second amendment, effective April 1, 2001, added a new series of term life insurance policies issued by USFL and a DAC tax provision. Under the agreement, MLOA shares in all premiums and benefits for the reinsured policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, MLOA reimburses USFL for its quota share of expense allowances, as defined in the MODCO agreement. The statements of operations include certain revenues and expenses assumed from USFL under the MODCO agreement as follows:

                                                      SIX MONTHS      SIX MONTHS         Year            Year
                                                        ENDED           ENDED           Ended           Ended
                                                     DECEMBER 31,      JUNE 30,      December 31,    December 31,
                                                         2004            2004            2003            2002
                                                     -----------     -----------     -----------     -----------
                                                     (SUCCESSOR)    (PREDECESSOR)   (PREDECESSOR)   (PREDECESSOR)
                                                                            (IN MILLIONS)
REVENUES:
Universal life and investment-type product policy
   fees............................................  $       7.8     $       7.3     $      12.0     $       8.2
Premiums ..........................................         59.2            53.2            88.7            63.9
                                                     -----------     -----------     -----------     -----------
                                                            67.0            60.5           100.7            72.1
                                                     -----------     -----------     -----------     -----------
BENEFITS AND EXPENSES:
Benefits to policyholders..........................         53.2            40.7            69.0            43.8
Interest credited to policyholders' account
   balances........................................          2.6             2.3             3.3             2.1
Amortization of deferred policy acquisition costs..          3.2             8.7            13.8             9.5
Capitalization of deferred policy acquisition
   costs ..........................................        (34.9)          (33.4)          (60.7)          (49.9)
Amortization of value of business acquired.........          2.8            --              --              --
Other operating costs and expenses.................         43.4            44.3            77.4            61.4
                                                     -----------     -----------     -----------     -----------
                                                            70.3            62.6           102.8            66.9
                                                     -----------     -----------     -----------     -----------
(Loss)/earnings from continuing operations before
income taxes.......................................  $      (3.3)    $      (2.1)    $      (2.1)    $       5.2
                                                     ===========     ===========     ===========     ===========

      As of December 31, 2004, USFL recaptured all of the term life policies that had previously been assumed by MLOA under this MODCO agreement. Other income for the six months ended December 31, 2004 reflects the resulting pre-tax gain on recapture of reinsurance from USFL of $9.0 million ($5.0 million after federal income tax). The following table presents the impact of the recapture of reinsurance with USFL on MLOA's assets and liabilities:

                                                       DECEMBER 31,
                                                            2004
                                                      --------------
                                                       (IN MILLIONS)

ASSETS
Fixed maturities...................................   $       84.6
Cash and cash equivalents..........................           10.4
Accrued investment income..........................            1.1
Deferred policy acquisition costs..................          (24.3)
VOBA...............................................          (32.1)
Other assets.......................................            6.3
                                                      ------------
TOTAL ASSETS                                          $       46.0
                                                      ------------
LIABILITIES
Future policy benefits.............................   $       34.1
Other liabilities..................................            2.9
Income taxes payable...............................            4.0
                                                      ------------
TOTAL LIABILITIES                                             41.0
                                                      ------------
Net impact of recapture of reinsurance from USFL...   $        5.0
                                                      ============

      The MODCO arrangement with USFL remains in effect for the universal life insurance policies previously assumed and for new level term and universal life business issued on or subsequent to January 1, 2005. At December 31, 2004 and 2003, MLOA recorded a payable of $27.8 million and $17.2 million, respectively, to USFL in connection with this agreement.

      MLOA recognized income (losses) of $7.1 million, $(4.6) million and $5.5 million for the six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003, respectively, on the embedded derivative within the MODCO agreement with USFL as prescribed by the accounting provisions of DIG B36, effective for the first fiscal quarter beginning after September 15, 2003. In addition, MLOA had a swap asset of $3.3 million and $5.5 million at December 31, 2004 and 2003, respectively, related to this embedded derivative. MLOA accounts for the embedded derivative as a total return swap.

      On March 5, 1999, MLOA borrowed $50.5 million from MONY Benefit Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.8% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of December 31, 2004 is $36.8 million.

12)   REINSURANCE

      During the predecessor periods, MLOA used a variety of indemnity reinsurance agreements with reinsurers to control its loss exposure. Under the terms of these reinsurance agreements, the reinsurer was liable to reimburse MLOA for the portion of paid claims ceded to it in accordance with the applicable reinsurance agreement. However, MLOA remains contingently liable for all benefits payable even if the reinsurers fail to meet their obligations to MLOA. Life insurance business written by MLOA was ceded under various reinsurance contracts. MLOA's general practice was to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products. For its variable annuity products, MLOA retained 100% of the risk in connection with the return of premium death benefit. The benefits in connection with guaranteed minimum death benefits in excess of the return of premium benefit, which are offered under certain of MLOA's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider under the new MONY variable annuity were similarly reinsured. The guaranteed minimum income benefit in the new variable annuity product was 100% reinsured up to individual and aggregate limits as well as limits which are based on benefit utilization.

      During the successor period, MLOA continued to reinsure most of its new variable life and universal life policies on an excess of retention basis, retaining up to a maximum of $4.0 million on single-life policies and $6.0 million on second-to-die policies. However, for amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable up to a combined maximum of $15.0 million on single-life policies and $20.0 million on second-to-die policies. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. New term life policies continued to be coinsured on a first dollar basis, with MLOA reinsuring 65% of each risk up to its $4.0 million retention and 100% of any excess. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

      At December 31, 2004 and 2003, respectively, reinsurance recoverables related to insurance contracts amounted to $75.6 million and $59.6 million, of which $43.9 million and $33.8 million relates to one specific reinsurer.

      The following table summarizes the effect of reinsurance:

                                                         SIX MONTHS      SIX MONTHS          Year            Year
                                                           ENDED            ENDED           Ended           Ended
                                                        DECEMBER 31,       JUNE 30,      December 31,    December 31,
                                                            2004            2004             2003            2002
                                                        -----------     -----------      -----------     -----------
                                                        (SUCCESSOR)    (PREDECESSOR)    (PREDECESSOR)  (PREDECESSOR)
                                                                                (IN MILLIONS)
Direct premiums.......................................  $      44.8     $      37.7      $      73.2     $      50.9
Reinsurance assumed from USFL.........................         59.2            53.2             88.7            63.9
Reinsurance ceded.....................................        (19.0)          (13.5)           (20.9)          (14.2)
                                                        -----------     -----------      -----------     -----------
Premiums..............................................  $      85.0     $      77.4      $     141.0     $     100.6
                                                        ===========     ===========      ===========     ===========
Universal Life and Investment-type Product Policy
   Fee Income Ceded...................................  $      22.7     $      15.9      $      30.0     $      26.3
                                                        ===========     ===========      ===========     ===========
Policyholders' Benefits Ceded.........................  $      24.0     $      10.8      $      42.6     $      32.2
                                                        ===========     ===========      ===========     ===========


13)   FAIR VALUE OF FINANCIAL INSTRUMENTS

      FAIR VALUE OF FINANCIAL INSTRUMENTS

      MLOA defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The estimated fair values for MLOA's supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in policyholders' account balances, are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for the note payable to affiliate are determined using contractual cash flows discounted at market interest rates.

      The carrying values and estimated fair values for financial instruments not previously disclosed in Notes 4 and 11 are presented below:

                                                                   DECEMBER 31,
                                        --------------------------------------------------------------------
                                                      2004                               2003
                                        ---------------------------------  ---------------------------------
                                                  (SUCCESSOR)                        (Predecessor)
                                           CARRYING         ESTIMATED         Carrying         Estimated
                                            VALUE          FAIR VALUE          Value           Fair Value
                                        ---------------  ----------------  ---------------   ---------------
                                                                   (IN MILLIONS)
Mortgage loans on real estate..........  $      373.2     $       378.0     $       419.6     $      445.7
Policy loans...........................          93.0             107.9              86.1            103.0
Policyholders liabilities:
   Investment contracts................         977.8             972.2             946.1            921.3
Note payable to affiliate..............          36.8              36.8              39.6             39.6


14)   COMMITMENTS AND CONTINGENT LIABILITIES

      MLOA had $43.1 million in commitments under existing mortgage loan agreements at December 31, 2004.

15)   LITIGATION

      (i)Since 1995 a number of purported class actions have been commenced in various state and federal courts against MONY Life and MLOA alleging that they engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and/or violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, an accounting, specific performance, mandatory injunctive relief prohibiting MONY Life and MLOA from canceling policies for failure to make required premium payments, imposition of a constructive trust and/or creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. MONY Life and MLOA have answered the complaints in each action (except for one being voluntarily held in abeyance). MONY Life and MLOA have denied any wrongdoing and have asserted numerous affirmative defenses.

      In June 1996, the New York State Supreme Court certified one of those cases, GOSHEN V. THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK AND MONY LIFE INSURANCE COMPANY OF AMERICA (NOW KNOWN AS DEFILLIPPO, ET AL. V. THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK AND MONY LIFE COMPANY OF AMERICA), a class action filed as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by MONY Life and MLOA and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. In March 1997, MONY Life and MLOA filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. In October 1997 the New York State Supreme Court granted MONY Life's and MLOA's motion for summary judgment and dismissed all claims filed in the Goshen case against MONY Life and MLOA. In December 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under the New York General Business Law ("GBL")), which was remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court subsequently reaffirmed that, for purposes of the remaining New York GBL claim, only New York purchasers could proceed with such claims. In July 2002, the New York Court of Appeals affirmed the New York State Supreme Court's decision holding that only New York purchasers could assert GBL [Section] 349 claims (New York's Consumer Protection Statute). In September 2002 in light of the New York Court of Appeals' decision, MONY Life and MLOA filed a motion to decertify the class with respect to the sole remaining claim in the case. By orders entered in April and May 2003, the New York State Supreme Court denied preliminarily the motion for decertification, but held the issue of decertification in abeyance pending appeals by plaintiffs in related cases and a hearing on whether the class, or a modified class, could satisfy the requirements of the class action statute in New York. In December 2004, the Appellate Division, First Department unanimously reversed the denial of MONY Life's motion for decertification, and ordered decertification of the class with respect to the sole remaining GBL claim. In March 2005, the Appellate Divsion denied plaintiff's motion for reargument or, alternatively, for leave to appeal that decision to the Court of Appeals.

      With the exception of one putative class action currently pending in the Eastern District of Michigan (STOCKLER V. MONY LIFE INSURANCE COMPANY OF AMERICA), all other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts. While most of the cases before the District Court have been held in abeyance pending the outcome in Goshen, in June 2003, the Court granted plaintiffs in two of the constituent cases (the MCLEAN and SNIPES cases) leave to amend their complaints to delete all class action claims and allegations other than (in the case of MCLEAN) those predicated on alleged violations of the Massachusetts and Illinois consumer protection statutes. In November 2003, the Court in McLean entered an order granting defendants' motion for summary judgment on res judicata grounds as to the individual claims of the proposed class representatives of the putative statewide class comprised of Massachusetts purchasers, but denied the motion on statute of limitations grounds as to the individual claims of the proposed class representatives of the putative state wide class of Illinois purchasers, but denied the motion on statute of limitations grounds as to the individual claims of the proposed class representatives of the putative state wide class of Illinois purchasers. An agreement in principle has been reached to settle the claims of the individual Illinois plaintiffs which, if consummated, will result in the dismissal of their claims under the Illinois consumer protection statue.


      (ii) The ten similar and previously disclosed putative class action lawsuits, arising out of the Holding Company's acquisition of MONY, and filed between September and October 2003, against the Holding Company (and in some cases AIMA Acquisition Co., a wholly owned subsidiary of AXA Financial (AIMA)), MONY and MONY's directors in the Court of Chancery of the State of Delaware in and for New Castle County, entitled BEAKOVITZ V. AXA FINANCIAL, INC., ET AL.; BELODOFF V. THE MONY GROUP INC., ET AL.; BRIAN V. THE MONY GROUP INC. ET AL.; BRICKLAYERS LOCAL 8 AND PLASTERERS LOCAL 233 PENSION FUND V. THE MONY GROUP, INC., ET AL.; CANTOR V. THE MONY GROUP, INC., ET AL.; E.M. CAPITAL, INC. V. THE MONY GROUP, INC., ET AL.; GARRETT V. THE MONY GROUP, INC., ET AL.; LEBEDDA V. THE MONY GROUP, INC., ET AL.; MARTIN V. ROTH, ET AL.; AND MUSKAL V. THE MONY GROUP, INC., ET AL. (collectively, the "MONY Stockholder Litigation") have been settled and dismissed with prejudice. MLOA's management does not believe the outcome of this matter will have a material impact on MLOA's financial position or results of operations.

      Related to the MONY Stockholder Litigation, the Holding Company, MONY and MONY's directors were named in two putative class action lawsuits filed in New York State Supreme Court in Manhattan, entitled LAUFER V. THE MONY GROUP, INC., ET AL. and NORTH BORDER INVESTMENTS V. BARRETT, ET AL. A stipulation of discontinuance for the NORTH BORDER action was filed with the New York State Supreme Court in November, 2004. MLOA has not been named as a party in the LAUFER action.

      The previously disclosed lawsuit entitled THE MONY GROUP INC. V. HIGHFIELDS CAPITAL MANAGEMENT LP, LONGLEAF PARTNERS SMALL-CAP FUND AND SOUTHEASTERN ASSET MANAGEMENT, has been settled and dismissed without prejudice. MLOA's management does not believe the outcome of this matter will have a material impact on MLOA's financial position or results of operations.

                             -------------------------

      Although the outcome of litigation generally cannot be predicted with certainty, management believes that the ultimate resolution of the litigations described above should not have a material adverse effect on the financial position of MLOA. Except as noted above, management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on MLOA's results of operations in any particular period.

      In addition to the matters previously reported and those described above, MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

16)   STATUTORY FINANCIAL INFORMATION

      For 2004, 2003 and 2002, MLOA's statutory net loss was $83.4 million, $79.6 million and $91.9 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $250.1 million and $301.0 million at December 31, 2004 and 2003, respectively. There were no shareholder dividends paid to MONY Life by MLOA in 2004, 2003 and 2002.

      At December 31, 2004, MLOA, in accordance with various government and state regulations, had $6.2 million of securities deposited with such government or state agencies.

      At December 31, 2004 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of Arizona and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2004.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) computer software development costs are capitalized under GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP and (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for GAAP purchase accounting.

17)   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

      The quarterly results of operations for 2004 and 2003 are summarized below:

                                                                       THREE MONTHS ENDED
                                            -----------------------------------------------------------------------
                                              MARCH 31,        JUNE 30,(1)       SEPTEMBER 30,     DECEMBER 31,(2)
                                             ------------      -----------       ------------      ---------------
                                            (PREDECESSOR)     (PREDECESSOR)       (SUCCESSOR)         (SUCCESSOR)
                                                                        (IN MILLIONS)
        2004
        Total Revenues....................   $      125.4      $     105.7       $      122.9       $      127.8
                                             ============      ===========       ============       ============
        Earnings (Loss) from Continuing
          Operations......................   $        1.8      $     (16.6)      $       14.0       $       12.5
                                             ============      ===========       ============       ============
        Net Earnings (Loss) ..............   $        5.6      $     (16.6)      $       14.0       $       12.5
                                             ============      ===========       ============       ============

                                                                       Three Months Ended
                                            -----------------------------------------------------------------------
                                              March 31,        June 30,(1)       September 30,     December 31,(2)
                                             ------------      -----------       ------------      ---------------
                                            (PREDECESSOR)     (PREDECESSOR)       (SUCCESSOR)         (SUCCESSOR)
                                                                        (IN MILLIONS)
        2003
        Total Revenues....................   $      100.8      $     117.4       $      114.6       $      122.0
                                             ============      ===========       ============       ============
        (Loss) Earnings from Continuing
          Operations......................   $       (1.4)     $       7.9       $        2.2       $       17.6
                                             ============      ===========       ============       ============
        Net (Loss) Earnings...............   $       (1.4)     $       7.9       $        2.2       $       17.5
                                             ============      ===========       ============       ============

      (1) Results for the three months ended June 30, 2004 include recorded adjustments related to prior quarters' calculations of reinsurance reserve credits and interest credited on certain life insurance and annuity products. The effect of these adjustments was to increase the net loss for the period by $6.0 million.

      (2) Results for the three months ended December 31, 2004 include the net gain of $5.0 million recorded from the recapture by USFL of all of the term policies that had previously been assumed by MLOA under its MODCO agreement with USFL (see Note 11).

                                     PART C

                                OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

      (a) The following Financial Statements are included in Part B of the Registration Statement:

            The financial statements of MONY Life Insurance Company of America and MONY America Variable Account A are included in the Statement of Additional Information.

      (b)  EXHIBITS

            (1) Resolutions of Board of Directors of MONY Life Insurance Company of America authorizing the establishment of MONY America Variable Account A, adopted March 27, 1987. (12)

            (2)  Not applicable.

            (3) (a) Underwriting Agreement among MONY Life Insurance Company of America, MONY Securities Corporation, and MONY Series Fund, Inc. dated November 1, 1990. (10)

            (b) Form of MONY Securities Corporation Broker-Dealer Supervisory and Sales Agreement. (10)

            (c)  Form of MONY Partners Broker-Dealer (Commission) Schedule. (10)

            (d) Wholesale Distribution Agreement Between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, et al. (12)

            (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC and AXA Distributors Insurance Agency of Massachusetts, LLC. (3)

            (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC. (7)

            (4) (a) Form of flexible payment variable annuity contract. (11)

            (5) Form of application for flexible payment variable annuity contract. (11)

            (6) (a) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22, 2004). (12)

            (b) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004). (12)

            (c) Action by Written Consent amending By-Laws of MONY Life Insurance Company of America. (10)

            (7) Form of Variable Annuity Reinsurance Agreement between MONY Life Insurance Company of America and ACE Tempest Life Insurance Ltd. (12)

            (8) (a) Participation Agreement among The Alger American Fund, MONY Life Insurance Company of America and Fred Alger & Company, Incorporated
      (2)

                  (i)  Form of Amendment dated May 1, 2003. (10)

            (b) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC
      (12)

            (c) Participation Agreement among INVESCO Variable Investment Funds, Inc., MONY Life Insurance Company of America, INVESCO Funds Group, Inc. and INVESCO Distributors, Inc. (2)

                  (i)  Form of Amendment dated September 1, 2003. (10)

            (d) Participation Agreement between Janus Aspen Series Fund, Inc. and MONY Life Insurance Company of America (2)

                  (i)  Form of Amendment dated September 1, 2003. (10)

            (e) Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and MONY Life Insurance Company of America (2)

            (f) Participation Agreement among MFS Variable Insurance Trust, MONY Life Insurance Company of America and Massachusetts Financial Services Co. (2)

                  (i)  Form of Amendment dated September 1, 2003. (10)

            (g) Participation Agreement between PBHG Insurance Series Fund and MONY Life Insurance Company of America (4)

                  (i)  Form of Amendment dated November 1, 2003. (10)

            (h) Participation Agreement among PIMCO Variable Insurance Trust, MONY Life Insurance Company of America and PIMCO Funds Distributors
      LLC (2)

            (i) Participation Agreement among Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., Miller Anderson & Sherrerd LLP and MONY Life Insurance Company of America (2)

                  (i)  Form of Amendment dated September 1, 2003. (10)

            (j) Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation. (5)

                  (i) Form of Amendment dated April 30, 2003. (10)

            (k) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation. (5)

                  (i)  Form of Amendment dated May 1, 2003. (10)

            (l) Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer, Inc., MONY Life Insurance Company of America. (5)

                  (i)  Form of Amendment dated May 1, 2003. (10)

            (m) Form of participation agreement for MONY Life Insurance Company and MONY Life Insurance Company of America with Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
      Fund), and Dreyfus Investment Portfolios. (2)

                  (i)  Form of Amendment dated May 15, 2002. (6)

            (n) Form of participation agreement for MONY Life Insurance Company of America with ProFunds and ProFund Advisors LLC. (10)

                  (i)  Form of Amendment dated September 1, 2003. (10)

            (o) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005. (8)

            (9)  Opinion and Consent of Dodie Kent, MONY Life Insurance
      Company of America, as to the legality of the securities being registered.
      (12)

            (10) (a) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for MONY Life Insurance Company of America, is filed herewith as Exhibit (12).

            (b)  Powers of Attorney. (1)

(i) Power of Attorney for Christopher M. Condron, Chairman of the Board, President and Chief Executive Officer and Director
(ii) Power of Attorney for Stanley B. Tulin, Vice Chairman of the Board, Chief Financial Officer and Director
(iii) Power of Attorney for Alvin H. Fenichel, Senior Vice President and Controller
(iv)     Power of Attorney for Bruce W. Calvert, Director
(v)      Power of Attorney for Henri de Castries, Director
(vi)     Power of Attorney for Denis Duverne, Director
(vii)    Power of Attorney for John C. Graves, Director
(viii)   Power of Attorney for Mary R. (Nina) Henderson, Director
(ix)     Power of Attorney for James F. Higgins, Director
(x)      Power of Attorney for W. Edwin Jarmain, Director
(xi)     Power of Attorney for Christina Johnson Wolff, Director
(xii)    Power of Attorney for Scott D. Miller, Director
(xiii)   Power of Attorney for Joseph H. Moglia, Director
(xiv)    Power of Attorney for Peter J. Tobin, Director

            (11)  Not applicable.

            (12)  Not applicable.

----------

(1) Incorporated herein by reference to post-effective amendment No. 7 to the registration statement on Form N-4 (File No. 333-72714) filed on February 8, 2005.

(2) Incorporated herein by reference to Post-Effective Amendment No. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

(3) Incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

(4) Incorporated herein by reference to Post-Effective Amendment No. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on February 28, 2003.

(5) Incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

(6) Incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

(7) Incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

(8) Incorporated herein by reference to Exhibit 10.2 to Registration Statement (File No. 333-65423) on Form 10-K, filed on March 31, 2005.

(9)   N/A

(10) Incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

(11) Incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-72632) filed on January 9, 2002.

(12)  Filed Herewith.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

      * The business address for all officers and directors of MONY America is 1290 Avenue of the Americas, New York, New York 10104.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY AMERICA
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

John C. Graves                              Director
Graves Ventures, LLC
130 Fifth Avenue
New York, NY 10011

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY AMERICA
----------------                            ---------

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Christina M. Johnson                        Director
Christina Johnson and Associates
200 Railroad Avenue
Greenwich, CT 06830

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY AMERICA
----------------                            ---------

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
St. John's University
101 Murray Street
New York, NY 10007


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Jerald E. Hampton                          Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY AMERICA
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Senior Vice President and Actuary



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

      No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

      AXA's Abbreviated AXA Organizational Chart and the AXA Organizational Chart are incorporated by reference to Exhibit 26 to Registration Statement (File No. 333-05593) on Form N-4 filed April 20, 2005.

ITEM 27.    NUMBER OF CONTRACT OWNERS:

      As of March 31, 2005 MONY America Variable Account A had 50,972 owners of Qualified Contracts and 27,572 owners of Non-Qualified Contracts.

ITEM 28.    INDEMNIFICATION

      The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

         SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

         The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

         SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

         The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

         SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

      The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, ACE Insurance, Arch Insurance Company and Lloyd's of London. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITERS

     Effective June 6, 2005, MONY Securities Corporation ("MSC"), the current Principal Underwriter for MONY and MONY America Variable Accounts will be integrated with AXA Advisors, LLC ("AXA Advisors"), a Principal Underwriter of AXA Equitable and AXA Life and Annuity Company Variable Accounts, EQ Advisors Trust and AXA Premier VIP Trust. As of the effective date, AXA Advisors will become the Principal Underwriter for the above-mentioned Variable Accounts and the two Trusts. At that time, AXA Distributors, LLC, as described immediately below, will also become a Principal Underwriter for the above-mentioned Variable Accounts and trusts. Accordingly, information for Items 28 and 29 of this Part C is provided for MSC, AXA Advisors and AXA Distributors.

          (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts A, 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY, NY 10104. MSC is the principal underwriter for MONY Variable Account A, L and S and for MONY America Variable Account A, L and S.

           (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

*Jerald E. Hampton                    Director

*Robert S. Jones, Jr.                 Chairman of the Board and Director

*Ned Dane                             President and Director

*Richard Dziadzio                     Director

*Robert Wright                        Director

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 Janell Chan                          Senior Vice President
 10840 Ballantyne Commons Parkway
 Charlotte, North Carolina 28277

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Jill Cooley                          Chief Operating Officer and Director

*David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

*Amy Franceschini                     First Vice  President

*Beth Andreozzi                       Vice President and Deputy General Counsel

*Peter Mastrantuono                   First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*David Mahler                         Vice President and Compliance Officer

*Mark D. Godofsky                     Senior Vice President and Controller

*Janet Friedman                       Vice President

*Stuart Abrams                        Senior Vice President and General Counsel

*Patricia Roy                         Vice President and Chief Compliance
                                      Officer

*Linda J. Galasso                     Assistant Secretary

*Francesca Divone                     Secretary

*Michael Higgins                      Vice President

*Gary Gordon                          Vice President

 Gisela Jackson                       Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Frank Massa                          Vice President

*Carolann Matthews                    Vice President

*Jose Montenegro                      Vice President

*Roger Pacheco                        Vice President

 Edna Russo                           Vice President
 333 Thornall Street
 Edison, NJ 08837

*Michael Ryniker                      Vice President

*Frank Acierno                        Assistant Vice President

*Ruth Shorter                         Assistant Vice President

*Richard Morin                        Assistant Vice President

*Irina Gyula                          Assistant Vice President

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

Jerald Hampton                        Director and Chairman of the Board,
                                      President and Chief Executive Officer

Laura Pantaleo                        Director and Executive Vice President
                                      and Head of Strategic Business Development

James Muller                          Director, Executive Vice President and
                                      Chief Sales Director

Michael McDaniel                      Executive Vice President and National
                                      Sales Manager, Broker/Dealer

Michael Brandreit                     Executive Vice President and National
                                      Sales Manager, Financial Institutions

Megan Condron                         Senior Vice President and National
                                      Accounts Director, Broker/Dealer

Harry Johnson                         Senior Vice President

Jeff Herman                           Senior Vice President

Anthea Perkinson                      Senior Vice President and National
                                      Accounts Director, Financial Institutions

Nelida Garcia                         Senior Vice President

Daniel Roebuck                        Senior Vice President

Bryan Tutor                           Executive Vice President and Chief
                                      Administrative Officer

Kristin Brown                         Senior Vice President

(iii) Set forth below is certain information regarding the officers and directors of MSC. The business address of the persons whose names are preceded by an asterisk is 1290 Avenue of the Americas, New York, New York 10104.

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (MONY SECURITIES CORPORATION)
----------------                      -----------------------------

*Robert Wright                        Director and Chairman of the Board

*Jill Cooley                          Director and Chief Operating Officer

*Edward H. (Ned) Dane                 Director and President

*Harvey E. Blitz                      Director

*Richard S. Dziadzio                  Director

*Jerald E. Hampton                    Director

*Robert S. Jones, Jr.                 Director

*Linda Galasso                        Vice President and Secretary

Robert L. Sansone                     Vice President
MONY Life Insurance Company
120 Madison Plaza
Syracuse, NY 13202

*Christopher M. Adirente              Vice President - Marketing

*Steven H. Saperstein                 Vice President - Marketing

*Maria Dunn                           Vice President

*Helena Chetakov                      Assistant Vice President

*Edward Gribbin                       Assistant Vice President

Tamara L. Bronson                     Treasurer
MONY Life Insurance Company
1 MONY Plaza
Syracuse, NY 13221

*Gerald Carroll                       Assistant Secretary

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

      Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company of America, in whole or in part, at its principal offices at 1290 Avenue of the Americas, New York, New
York 10104 or at its Operations Center at 1 MONY Plaza, Syracuse, New
York 13202.

ITEM 31.    MANAGEMENT SERVICES

      Not applicable.

ITEM 32.    UNDERTAKINGS

      (a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                    REPRESENTATIONS RELATING TO SECTION 26 OF
                       THE INVESTMENT COMPANY ACT OF 1940

      Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MONY Life Insurance Company of America.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 22nd day of April, 2005.




                                  MONY America Variable Account A of
                                  MONY Life Insurance Company of America
                                          (Registrant)

                                  By: MONY Life Insurance Company of America
                                          (Depositor)


                                  By: /s/ Dodie Kent
                                     ---------------------
                                  Dodie Kent
                                  Vice President and Counsel
                                  MONY Life Insurance Company of America

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 22nd day of April, 2005.




                                MONY Life Insurance Company of America
                                       (Depositor)


                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Counsel
                                   MONY Life Insurance Company of America



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Mary R. (Nina) Henderson      Scott D. Miller
Christopher M. Condron      James F. Higgins              Joseph H. Moglia
Henri de Castries           W. Edwin Jarmain              Peter J. Tobin
Denis Duverne               Christina Johnson Wolff       Stanley B. Tulin
John C. Graves





*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 22, 2005

                                  EXHIBIT INDEX


EXHIBIT
NO.       DESCRIPTION                                                 TAG VALUES
-------   --------------------------------------------------------   -----------

(1)       Resolutions of Board of Directors of MONY Life              EX-99.1
          Insurance Company of America authorizing establishment
          of MONY America Variable Account A.
(3) (d)   Wholesale Distribution Agreement Between MONY Life          EX-99.3d
          Insurance Company of America and MONY Securities
          Corporation and AXA Distributors, LLC, et al.
(6) (a)   Articles of Restatement of the Articles of Incorporation    EX-99.6a
          of MONY Life Insurance Company of America (as Amended
          July 22, 2004).
(6) (b)   By-Laws of MONY Life Insurance Company of America           EX-99.6b
          (as Amended July 22, 2004).
(7)       Form of Variable Annuity Reinsurance Agreement between      EX-99.7
          MONY Life Insurance Company of America and ACE Tempest
          Life Insurance Ltd.
(8) (b)   Participation Agreement among EQ Advisors Trust, MONY       EX-99.8b
          Life Insurance Company of America, AXA Distributors,
          LLC and AXA Advisors, LLC.
(9)       Opinion and consent of Dodie Kent                           EX-99.9
(10)(a)   Consent of PricewaterhouseCoopers LLP, Independent          EX-99.10a
          registered accounting firm